As Filed with the U.S. Securities and Exchange Commission on May 25, 2007

                                               File Nos. 033-59692 and 811-07584

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933(X)

                        Pre-Effective Amendment No.___( )

                       Post-Effective Amendment No. 70 (X)
                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                             COMPANY ACT OF 1940(X)

                              Amendment No. 70 (X)

                               RYDEX SERIES FUNDS
               (Exact Name of Registrant as Specified in Charter)

            9601 Blackwell Road, Suite 500, Rockville, Maryland 20850
               (Address of Principal Executive Offices) (Zip Code)

                                  (301)296-5100
              (Registrant's Telephone Number, Including Area Code)

                               Carl G. Verboncoeur
                               9601 Blackwell Road
                                    Suite 500
                            Rockville, Maryland 20850
               (Name and Address of Agent for Service of Process)

                                   Copies to:

                                 W. John McGuire
                           Morgan, Lewis & Bockius LLP
                         1111 Pennsylvania Avenue, N.W.
                             Washington, D.C. 20004

It is proposed that this filing will become effective (check appropriate box):

[ ]   immediately upon filing pursuant to paragraph (b) of rule 485

[ ]   on (date) pursuant to paragraph (b)(1)(v) of rule 485

[ ]   60 days after filing pursuant to paragraph (a)(1) of rule 485

[X]   on July 30, 2007 pursuant to paragraph (a)(1) of rule 485

[ ]   75 days after filing pursuant to paragraph (a)(2) of rule 485

[ ]   on (date) pursuant to paragraph (a)(2) of rule 485


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                                                              RYDEX SERIES FUNDS
                                        H-CLASS SHARES PROSPECTUS AUGUST 1, 2007

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                              DOMESTIC EQUITY FUNDS
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MULTI-CAP CORE EQUITY                                            SECTOR ROTATION

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                          ALTERNATIVE INVESTMENT FUNDS
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ABSOLUTE RETURN STRATEGIES                                           REAL ESTATE
COMMODITIES STRATEGY                                     STRENGTHENING DOLLAR 2x
 (Formerly, Commodities)                             STRATEGY (Formerly, Dynamic
HEDGED EQUITY                                              Strengthening Dollar)
                                                    WEAKENING DOLLAR 2x STRATEGY
                                            (Formerly, Dynamic Weakening Dollar)

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                                                         [RYDEXINVESTMENTS LOGO]
                                                ESSENTIAL FOR MODERN MARKETS(TM)

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THE U.S.  SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE
TRUST'S SHARES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

TABLE OF CONTENTS

      DOMESTIC EQUITY FUNDS                                                  X

           Multi-Cap Core Equity Fund                                        X
           Sector Rotation Fund                                              X

      ALTERNATIVE INVESTMENT FUNDS                                           X

           Absolute Return Strategies Fund                                   X
           Commodities Strategy Fund                                         X
           Hedged Equity Fund                                                X
           Real Estate Fund                                                  X
           Strengthening Dollar 2x Strategy Fund                             X
           Weakening Dollar 2x Strategy Fund                                 X

      PRINCIPAL RISKS OF INVESTING IN THE FUNDS                              XX

      FUND PERFORMANCE                                                       XX

      FUND FEES AND EXPENSES                                                 XX

      MORE INFORMATION ABOUT THE FUNDS                                       XX

      BENCHMARKS AND INVESTMENTS                                             XX

      SHAREHOLDER INFORMATION                                                XX

      TRANSACTION INFORMATION                                                XX

      BUYING FUND SHARES                                                     XX

      SELLING FUND SHARES                                                    XX

      EXCHANGING FUND SHARES                                                 XX

      RYDEX ACCOUNT POLICIES                                                 XX

      DISTRIBUTION AND SHAREHOLDER SERVICES                                  XX

      DIVIDENDS AND DISTRIBUTIONS                                            XX

      TAX INFORMATION                                                        XX

      MANAGEMENT OF THE FUNDS                                                XX

      FINANCIAL HIGHLIGHTS                                                   XX

      INDEX PUBLISHERS INFORMATION                                           XX

      ADDITIONAL INFORMATION                                                 XX

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          PLEASE SEE THE RYDEX PRIVACY POLICIES INSIDE THE BACK COVER.
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                                       2

                               RYDEX SERIES FUNDS

                                 H-CLASS SHARES

            9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850

             800.820.0888 o 301.296.5100 o WWW.RYDEXINVESTMENTS.COM

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DOMESTIC EQUITY FUNDS

ALTERNATIVE INVESTMENT FUNDS

--------------------------------------------------------------------------------

Rydex Series Funds (the "Trust") is a mutual fund complex offering professionally managed investment portfolios (the "Funds"), which are grouped into the following categories:

DOMESTIC EQUITY FUNDS - Multi-Cap Core Equity Fund and Sector Rotation Fund.

ALTERNATIVE INVESTMENT FUNDS - Absolute Return Strategies Fund, Commodities Strategy Fund, Hedged Equity Fund, Real Estate Fund, Strengthening Dollar 2x Strategy Fund and Weakening Dollar 2x Strategy Fund.

H-Class Shares of the Funds are sold principally to clients of professional money managers ("financial intermediaries") and to investors who take part in certain strategic asset allocation investment programs. Investors may exchange shares of the Funds through the Rydex web site - www.rydexinvestments.com - and over the phone.

RISKS OF INVESTING IN THE FUNDS

The value of the Funds may fluctuate. In addition, Fund shares:

o MAY DECLINE IN VALUE, AND YOU MAY LOSE MONEY

o ARE NOT FEDERALLY INSURED

o ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

o ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

o ARE NOT BANK DEPOSITS

DOMESTIC EQUITY FUNDS

MULTI-CAP CORE EQUITY FUND
--------------------------------------------------------------------------------
H-CLASS (RYQMX)

FUND OBJECTIVE

The Multi-Cap Core Equity Fund seeks long-term capital appreciation. The investment objective is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests in a broad mix of equity securities of companies representative of the total U.S. stock market as measured by the Russell 3000(R) Index. The Fund pursues its investment objective by investing in securities within the small, medium and large market capitalization segments that demonstrate value and potential for growth.

Rydex Investments (the "Advisor") uses a quantitative investment strategy based on a set of factors that it believes are indicative of future value and growth, such as relative price-to-book ratios and free-cash flow growth measures, to select the Fund's investments within each of the capitalization segments. The Advisor will allocate the Fund's investments among the capitalization segments, generally in equal amounts, and uses disciplined rebalancing to maintain a targeted exposure to each. The Fund primarily invests in equity securities, but may also invest in derivatives designed to provide exposure to equity securities and indices, such as futures contracts, options and swap transactions.

Under normal circumstances, the Fund will invest substantially all (at least 80%) of its net assets, plus any borrowings for investment purposes, in equity securities, and/or derivatives thereof. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS

The Multi-Cap Core Equity Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Counterparty Credit Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Investment Style Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Portfolio Turnover Risk

      o     Small and Mid-Capitalization Securities Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page XX for a discussion of each of the principal risks that apply to this Fund.

SECTOR ROTATION FUND
--------------------------------------------------------------------------------
H-CLASS (RYSRX)

FUND OBJECTIVE

The Sector Rotation Fund seeks long-term capital appreciation. The investment objective is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Fund seeks to respond to the dynamically changing economy by moving its investments among different sectors or industries. Each month the Advisor, using a quantitative methodology, ranks approximately sixty-three different industries based on several measures of price momentum. The Fund then invests in the top ranked industries. Subject to maintaining adequate liquidity in the Fund, each industry or sector investment is intended to represent the entire industry or sector. The Fund invests in equity securities, such as U.S. traded common stocks and American Depository Receipts ("ADRs"), but may also invest in equity derivatives such as futures contracts, options and swap agreements. The Fund may also enter into short sales.

PRINCIPAL RISKS

The Sector Rotation Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Counterparty Credit Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Investment Style Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Portfolio Turnover Risk

      o     Short Sales Risk

      o     Small and Mid-Capitalization Securities Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page XX for a discussion of each of the principal risks that apply to this Fund.

ALTERNATIVE INVESTMENT FUNDS

ABSOLUTE RETURN STRATEGIES FUND
--------------------------------------------------------------------------------
H-CLASS (RYMSX)

FUND OBJECTIVE

The Absolute Return Strategies Fund seeks to provide capital appreciation consistent with the return and risk characteristics of the hedge fund universe. The secondary objective is to achieve these returns with low correlation to, and less volatility than, equity indices. The investment objective is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Fund pursues multiple investment styles or mandates that correspond to investment strategies widely employed by hedge funds, including strategies sometimes referred to as absolute return strategies. In particular, the Fund will pursue those investment strategies that may be replicated through proprietary quantitative style analysis. These investment strategies include, but are not limited to, those described below.

LONG/SHORT EQUITY - Pursuant to a long/short equity investment strategy, portfolio managers seek to profit from investing on both the long and short sides of equity markets. The Advisor seeks to execute this investment strategy by creating portfolios that include, but are not limited to, one or more of the following directional and/or non-directional positions: long equity, market neutral value, market neutral capitalization, market neutral growth and market neutral momentum.

EQUITY  MARKET  NEUTRAL  -  Pursuant  to an  equity  market  neutral  investment strategy, portfolio managers seek to profit from exploiting pricing relationships between different equities or related securities while typically hedging exposure to overall equity market movements. The Advisor seeks to execute this strategy by creating portfolios that may include, but are not limited to, one or more of the following directional and/or non-directional positions: market neutral value, market neutral capitalization, market neutral growth, market neutral momentum and market neutral illiquidity premiums.

FIXED INCOME ARBITRAGE - Pursuant to a fixed income arbitrage investment strategy, portfolio managers seek to profit from relationships between different fixed income securities or fixed income and equity securities; leveraging long and short positions in securities that are related mathematically or economically. The Advisor seeks to execute this strategy by creating portfolios that may include, but are not limited to, one or more of the following directional and/or non-directional positions: long fixed income, duration neutral default spreads and convertible arbitrage.

MERGER ARBITRAGE - Pursuant to a merger arbitrage investment strategy, portfolio managers invest simultaneously in long and short positions in both companies involved in a merger or acquisition. Risk arbitrageurs typically invest in long positions in the stock of the company to be acquired and short the stock of the acquiring company. The Advisor seeks to execute this investment strategy by creating a portfolio consisting primarily of instruments that provide exposure to merger arbitrage spreads.

GLOBAL MACRO - Pursuant to a global macro strategy, portfolio managers seek to profit from changes in currencies, commodity prices, and market volatility. The Advisor seeks to execute this strategy by creating portfolios that include, but are not limited to, one or more of the following directional and/or non-directional positions: directional currency trades, directional commodity trades, currency spread trades, and volatility arbitrage spread trades.

Each of these investment strategies may incorporate one or more directional and/or non-directional positions. In general, directional positions seek to benefit from market movement in one direction or the other. In contrast, non-directional positions seek to benefit from both upward and downward movement in one or more markets. The Fund will predominately have a long exposure to directional and non-directional positions. However, there may be times that the Fund will have a short exposure to directional and/or non-directional positions. For more information about directional and non-directional positions, see "Advisor's Investment Methodology."

The Fund may use moderate leverage subject to internally imposed investment constraints designed to limit the amount of loss resulting from such leverage. The Fund's use of directional and non-directional positions and internal investment controls result in a portfolio of assets designed to provide appropriate hedge fund portfolio characteristics as well as providing risk diversification.

The Fund may be long or short in a broad mix of financial assets including U.S. and foreign equities of any capitalization range, currencies, commodities, futures, options, swap agreements, high yield securities, and corporate debt. The Fund may hold U.S. Government securities or cash equivalents to collateralize its derivative positions.

PRINCIPAL RISKS

The Absolute Return Strategies Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Counterparty Credit Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Fixed Income Risk

      o     Foreign Currency Risk

      o     High Yield Risk

      o     Investment in Investment Companies Risk

      o     Leveraging Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Portfolio Turnover Risk

      o     Short Sales Risk

      o     Small and Mid-Capitalization Securities Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page XX for a discussion of each of the principal risks that apply to this Fund.

COMMODITIES STRATEGY FUND (FORMERLY, COMMODITIES FUND)
--------------------------------------------------------------------------------
H-CLASS (RYMBX)

FUND OBJECTIVE

The Commodities Strategy Fund seeks to provide investment results that correlate to the performance of a benchmark for commodities. The Fund's current benchmark is the GSCI(R) Total Return Index. The investment objective is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Commodities Strategy Fund seeks exposure to the performance of the commodities markets. The Fund will seek to gain exposure to the GSCI(R) Total Return Index by investing in commodity-linked structured notes, exchange traded funds ("ETFs") that provide exposure to the commodities markets and in commodity linked derivative instruments, including swap agreements, commodity options, and futures and options on futures, and equity securities. Investing in derivative instruments enables the Fund to pursue its objective without investing directly in physical commodities. It is anticipated that the Fund's investment exposure will tend to be heavily weighted toward oil and other energy-related commodities. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

PRINCIPAL RISKS

The Commodities Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Commodity-Linked Derivatives Risk

      o     Counterparty Credit Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Energy Sector Concentration Risk

      o     Industry Concentration Risk

      o     Investments in Investment Companies Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Tax Risk

      o     Tracking Error Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page XX for a discussion of each of the principal risks that apply to this Fund.

HEDGED EQUITY FUND
--------------------------------------------------------------------------------
H-CLASS (RYSTX)

FUND OBJECTIVE

The Hedged Equity Fund seeks to provide capital appreciation consistent with the return and risk characteristics of the long/short hedge fund universe. The secondary objective is to achieve these returns with low correlation to and less volatility than equity indices. The investment objective is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Fund pursues a long/short investment strategy by employing multiple investment styles widely used by hedge funds. In particular, the Fund will pursue those long/short investment styles that may be replicated through proprietary quantitative style analysis. These long/short investment styles include, but are not limited to, those described below.

LONG/SHORT VALUE - Pursuant to a long/short value investment style, portfolio managers seek to profit from buying long or selling short equities and/or equity-related securities based on value signals. The Advisor seeks to execute this investment style by creating portfolios that include, but are not limited to, one or more of the following directional and/or non-directional positions: long equity, market neutral value and market neutral capitalization.

LONG/SHORT GROWTH - Pursuant to a long/short growth investment style, portfolio managers seek to profit from buying long or selling short equities and/or equity-related securities based on growth signals. The Advisor seeks to execute this investment style by creating portfolios that include, but are not limited to, one or more of the following directional and/or non-directional positions: long equity, market neutral growth and market neutral capitalization.

LONG/SHORT MOMENTUM - Pursuant to a long/short momentum investment style, portfolio managers seek to profit from buying long or selling short equities and/or equity-related securities based on price momentum signals. The Advisor attempts to execute this investment style by creating portfolios that include, but are not limited to, one or more of the following directional and/or non-directional positions: long equity, market neutral momentum and market neutral capitalization.

COVERED CALL WRITING - Pursuant to a covered call writing investment strategy, portfolio managers seek to generate potential returns through the sale of call options covered by the holdings in the portfolio. The Advisor seeks to execute this investment style by creating portfolios that include, but are not limited to, one or more of the following directional and/or non-directional positions: long equity and covered call options.

Each of these investment styles may incorporate one or more directional and/or non-directional positions. In general, directional positions seek to benefit from market movement in one direction or the other. In contrast, non-directional positions seek to benefit from both upward and downward movement in one or more markets. The Fund will predominately have a long exposure to directional and non-directional positions. However, there may be times that the Fund will have a short exposure to directional and/or non-directional positions. For more information about directional and non-directional positions, see "Advisor's Investment Methodology."

The Fund may use moderate leverage subject to internally imposed investment constraints designed to limit the amount of loss resulting from such leverage. The Fund's use of directional and non-directional positions and internal investment controls result in a portfolio of assets designed to provide appropriate long/short hedge fund portfolio characteristics as well as providing risk diversification. The Fund invests in core long positions at all times and, as a result, tends to have a long market bias.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in long or short positions in U.S. and foreign equity securities of any capitalization range, or derivatives thereof, including futures, options and swap agreements. This is a non-fundamental policy that can be changed by the Fund upon 60 days' notice to shareholders. The Fund may invest its remaining assets in directional and non-directional fixed income investments.

PRINCIPAL RISKS

The Hedged Equity Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Counterparty Credit Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Fixed Income Risk

      o     Investment in Investment Companies Risk

      o     Leveraging Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Portfolio Turnover Risk

      o     Short Sales Risk

      o     Small and Mid-Capitalization Securities Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page XX for a discussion of each of the principal risks that apply to this Fund.

REAL ESTATE FUND
--------------------------------------------------------------------------------
H-CLASS (RYHRX)

FUND OBJECTIVE

The Real Estate Fund seeks to provide capital appreciation by investing in companies that are involved in the real estate industry including real estate investment trusts ("REITs") (collectively, "Real Estate Companies"). The investment objective is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

Under normal circumstances, the Fund will invest substantially all (at least 80%) of its net assets in equity securities of Real Estate Companies that are traded in the United States. This is a non-fundamental policy that can be changed by the Fund upon 60 days' notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Real Estate Companies that have small to mid-sized capitalizations. Real Estate Companies, which also include master limited partnerships, are engaged in the ownership, construction, management, financing or sale of residential, commercial or industrial real estate. Real Estate Companies may also include companies whose products and services are related to the real estate industry, such as building supply manufacturers, mortgage lenders, or mortgage servicing companies. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

PRINCIPAL RISKS

The Real Estate Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Industry Concentration Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Real Estate Sector Concentration Risk

      o     Small and Mid-Capitalization Securities Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page XX for a discussion of each of the principal risks that apply to this Fund.

STRENGTHENING DOLLAR 2X STRATEGY FUND
(FORMERLY, DYNAMIC STRENGTHENING DOLLAR FUND)
--------------------------------------------------------------------------------
H-CLASS (RYSBX)

FUND OBJECTIVE

The Strengthening Dollar 2x Strategy Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the U.S. Dollar Index(R) (the "underlying index"). The investment objective is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objectives, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any increase in the underlying index (E.G., if the index goes up by 5%, the value of the Fund's shares should go up by 10% on that day). When the value of the underlying index declines, the value of the Fund's shares should decrease on a daily basis by 200% of the value of any decrease in the underlying index (E.G., if the underlying index goes down by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

The Strengthening Dollar 2x Strategy Fund employs as its investment strategy a program of investing in derivative instruments, such as index swaps, currency forward contracts, futures contracts, and options on securities and futures contracts. Investing in derivative instruments enables the Fund to pursue its investment objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. On a day-to-day basis, the Strengthening Dollar 2x Strategy Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Strengthening Dollar 2x Strategy Fund also may enter into repurchase agreements. The U.S. Dollar Index(R) is a broad based, diversified index representing an investment in the U.S. Dollar. The New York Board of Trade determines the value of the U.S. Dollar Index(R) by averaging the exchange rates between the U.S. Dollar and the Euro, Japanese Yen, British Pound, Canadian Dollar, Swedish Krona, and Swiss Franc.

INVESTOR PROFILE

Investors who expect the U.S. Dollar Index(R) to go up and want highly accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the U.S. Dollar Index(R) goes down.

PRINCIPAL RISKS

The Strengthening Dollar 2x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Counterparty Credit Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Foreign Currency Risk

      o     Leveraging Risk

      o     Non-Diversification Risk

      o     Tracking Error Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page XX for a discussion of each of the principal risks that apply to this Fund.

WEAKENING DOLLAR 2X STRATEGY FUND
(FORMERLY, DYNAMIC WEAKENING DOLLAR FUND)
--------------------------------------------------------------------------------
H-CLASS (RYWBX)

FUND OBJECTIVE

The Weakening Dollar 2x Strategy Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) performance of the U.S. Dollar Index(R) (the "underlying index"). The investment objective is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objectives, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any decrease in the underlying index (E.G., if the index goes down by 5%, the value of the Fund's shares should go up by 10% on that day). When the value of the underlying index increases, the value of the Fund's shares should decrease on a daily basis by 200% of the value of any increase in the underlying index (E.G., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

The Weakening Dollar 2x Strategy Fund employs as its investment strategy a program of engaging in short sales of securities and investing in derivative instruments, such as index swaps, currency forward contracts, futures contracts, and options on securities and futures contracts. Engaging in short sales and investing in derivative instruments enables the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. On a day-to-day basis, the Weakening Dollar 2x Strategy Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Weakening Dollar 2x Strategy Fund also may enter into repurchase agreements. The U.S. Dollar Index(R) is a broad based, diversified index representing an investment in the U.S. Dollar. The New York Board of Trade determines the value of the U.S. Dollar Index(R) by averaging the exchange rates between the U.S. Dollar and the Euro, Japanese Yen, British Pound, Canadian Dollar, Swedish Krona, and Swiss Franc.

INVESTOR PROFILE

Investors who expect the U.S. Dollar Index(R) to go down and want highly accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the U.S. Dollar Index(R) goes up.

PRINCIPAL RISKS

The Weakening Dollar 2x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Counterparty Credit Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Foreign Currency Risk

      o     Leveraging Risk

      o     Non-Diversification Risk

      o     Short Sales Risk

      o     Tracking Error Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page XX for a discussion of each of the principal risks that apply to this Fund.

PRINCIPAL RISKS OF INVESTING IN THE FUNDS
--------------------------------------------------------------------------------
As indicated below, the Funds are subject to a number of risks that may affect the value of the Funds' shares. Please see "Descriptions of Principal Risks" immediately following the table for more detailed information about the principal risks of the Funds.

------------------------------------------------------------------------------------------------------------------------------------
                                   Multi-               Absolute                                                        Weakening
                                 Cap Core    Sector      Return                     Hedged     Real     Strengthening   Dollar 2x
                                  Equity    Rotation   Strategies    Commodities    Equity    Estate      Dollar 2x     Strategy
                                   Fund       Fund        Fund      Strategy Fund    Fund      Fund     Strategy Fund     Fund
------------------------------------------------------------------------------------------------------------------------------------
Active Trading Risk                                                                              X            X             X
------------------------------------------------------------------------------------------------------------------------------------
Commodity-Linked
Derivatives Risk                                                          X
------------------------------------------------------------------------------------------------------------------------------------
Counterparty Credit Risk            X           X           X             X           X                       X             X
------------------------------------------------------------------------------------------------------------------------------------
Depositary Receipt Risk             X           X           X                         X          X
------------------------------------------------------------------------------------------------------------------------------------
Derivatives Risk                    X           X           X             X           X          X            X             X
------------------------------------------------------------------------------------------------------------------------------------
Early Closing Risk                  X           X           X             X           X          X            X             X
------------------------------------------------------------------------------------------------------------------------------------
Energy Sector
Concentration Risk                                                        X
------------------------------------------------------------------------------------------------------------------------------------
Fixed Income Risk                                           X                         X
------------------------------------------------------------------------------------------------------------------------------------
Foreign Currency Risk                                       X                                                 X             X
------------------------------------------------------------------------------------------------------------------------------------
High Yield Risk                                             X
------------------------------------------------------------------------------------------------------------------------------------
Industry Concentration
Risk                                                                      X                      X
------------------------------------------------------------------------------------------------------------------------------------
Investment in Investment
Companies Risk                                              X             X           X
------------------------------------------------------------------------------------------------------------------------------------
Investment Style Risk               X           X
------------------------------------------------------------------------------------------------------------------------------------
Leveraging Risk                                             X                         X                       X             X
------------------------------------------------------------------------------------------------------------------------------------
Market Risk                         X           X           X             X           X          X
------------------------------------------------------------------------------------------------------------------------------------
Non-Diversification Risk            X           X           X             X           X          X            X             X
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Risk             X           X           X                         X
------------------------------------------------------------------------------------------------------------------------------------
Real Estate Sector
Concentration Risk                                                                               X
------------------------------------------------------------------------------------------------------------------------------------
Short Sales Risk                                X           X                         X                                    X
------------------------------------------------------------------------------------------------------------------------------------
Small and Mid-
Capitalization Securities
Risk                                X           X           X                         X          X
------------------------------------------------------------------------------------------------------------------------------------
Tax Risk                                                                  X
------------------------------------------------------------------------------------------------------------------------------------
Tracking Error Risk                                                       X                                   X            X
------------------------------------------------------------------------------------------------------------------------------------
Trading Halt Risk                   X           X           X             X           X          X            X            X
------------------------------------------------------------------------------------------------------------------------------------

DESCRIPTIONS OF PRINCIPAL RISKS
--------------------------------------------------------------------------------

ACTIVE TRADING RISK - A significant portion of the Fund's assets may come from investors who take part in certain strategic and tactical asset allocation programs. These programs often recommend frequent trading of Fund shares to take advantage of anticipated changes in market conditions. Therefore, the Advisor anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. High portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective. In certain circumstances, the Fund's expense ratios may vary from current estimates or the historical ratio disclosed in this Prospectus.

COMMODITY-LINKED DERIVATIVE INVESTMENT RISK - The Fund's exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Because the value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable, the value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

      INDEX-LINKED AND COMMODITY-LINKED "STRUCTURED" SECURITIES - The Fund invests in derivative instruments with principal and/or coupon payments linked to the value of commodities, commodity futures contracts, or the performance of commodity indices, such as the GSCI. These are "commodity-linked" or "index-linked" securities. They are sometimes referred to as "structured securities" because the terms of the instrument may be structured by the issuer of the security and the purchaser of the security, such as the Fund. These securities may be issued by banks, brokerage firms, insurance companies and other corporations.

      The value of these securities will rise or fall in response to changes in the underlying commodity or related index or investment. These securities expose the Fund economically to movements in commodity prices. In addition to commodity price risk, the securities also are subject to credit and interest rate risks that in general affect the values of debt securities. Therefore, at maturity, the Fund may receive more or less principal than it originally invested. The Fund might receive interest payments that are more or less than the stated coupon interest payments.

      STRUCTURED NOTE RISK - The Fund intends to invest in commodity currency and financial-linked structured notes to a significant extent. Commodity-linked structured notes provide exposure, which may include long and/or short exposure, to the investment returns of "real assets" (I.E., assets that have tangible properties such as oil, gold and silver) that trade in the commodities markets without investing directly in physical commodities. The performance of these notes is determined by the price movement of the commodities underlying the note. Currency and financial-linked structured notes provide exposure to the investment returns of currencies and financial instruments. A highly liquid secondary market may not exist for the structured notes, and there can be no assurance that one will develop. However, on April 10, 2006, Rydex received a private letter ruling from the IRS that concluded that commodity-linked structured notes will produce qualifying income for a regulated investment company under the Internal Revenue Code of 1986, as amended. Consequently, the Advisor believes that other mutual funds may increase their investment in commodity-linked structured notes leading to the creation and maintenance of a more liquid secondary market.

COUNTERPARTY CREDIT RISK - The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments include, but are not limited to, total return, index, interest rate, and credit default swap agreements, and in the case of the Commodities Strategy Fund, structured notes. The Fund will use short-term counterparty agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. The Fund will not enter into any agreement involving a counterparty unless the Advisor believes that the other party to the transaction is creditworthy. The use of swap agreements and structured notes involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. In addition, the Fund may enter into swap agreements with a limited number of counterparties, and the Commodities Strategy Fund may invest in commodity-linked structured notes issued by a limited number of issuers, which will act as counterparties, which may increase the Fund's exposure to counterparty credit risk. Swap agreements also may be considered to be illiquid.

      CREDIT DEFAULT SWAP RISK - The Absolute Return Strategies Fund may enter into credit default swap agreements. A credit default swap agreement is an agreement between two parties: a buyer of credit protection and a seller of credit protection. The Fund may be either the buyer of credit protection against a designated event of default, restructuring or other credit related event (each a "Credit Event") or the seller of credit protection in a credit default swap. The buyer in a credit default swap agreement is obligated to pay the seller a periodic stream of payments over the term of the swap agreement. If no Credit Event occurs, the seller of credit protection will have received a fixed rate of income throughout the term of the swap agreement. If a Credit Event occurs, the seller of credit protection must pay the buyer of credit protection the full notional value of the reference obligation through either physical settlement or cash settlement. If no Credit Event occurs, the buyer of credit protection will have made a series of periodic payments through the term of the swap agreement. However, if a Credit Event occurs, the buyer of credit protection will receive the full notional value of the reference obligation either through physical settlement or cash settlement from the seller of credit protection. A credit default swap may involve greater risks than if the Funds invested directly in the underlying reference obligations. For example, a credit default swap may increase a Fund's credit risk because it has exposure to both the issuer of the underlying reference obligation and the counterparty to the credit default swap. In addition, credit default swap agreements may be difficult to value depending on whether an active market exists for the credit default swaps in which the Fund invests.

DEPOSITARY RECEIPT RISK - The Fund may hold the securities of non-U.S. companies in the form of American Depositary Receipts ("ADRs"). The underlying securities of the ADRs in the Fund's portfolio are usually denominated or quoted in currencies other than the U.S. Dollar. As a result, changes in foreign currency exchange rates may affect the value of the Fund's portfolio. Generally, when the U.S. Dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. Dollars. In addition, because the underlying securities of ADRs trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the securities underlying the ADRs may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for shares of the Fund or underlying fund. Investments in the underlying foreign securities may involve risks not typically associated with investing in U.S. companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile due to increased risks of adverse issuer, political, regulatory, market, or economic developments. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. In addition, transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities.

DERIVATIVES RISK - The Fund may invest a percentage of its assets in derivatives, such as futures and options contracts, to pursue its investment objectives. The use of such derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The Fund may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Fund will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

      FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

      OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Fund may cover its positions by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Fund may cover its positions by maintaining, in a segregated account, cash or liquid securities equal in value to the exercise price of the call options written by the Fund.

      The risks associated with the Fund's use of futures and options contracts include:

      o The Fund experiencing losses that exceed losses experienced by funds that do not use futures contracts and options.

      o There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures.

      o Although the Fund will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract. As a result, the Fund may be unable to close out its futures contracts at a time which is advantageous.

      o Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

      o Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

EARLY CLOSING RISK - The normal close of trading of securities listed on Nasdaq and the NYSE is 4:00 p.m., Eastern Time. Unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

ENERGY SECTOR CONCENTRATION RISK - The risk that energy sector commodities that the Fund purchases will underperform the market as a whole either by declining in value or failing to perform as well. To the extent that the Fund's investments are concentrated in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of energy sector commodities may fluctuate widely due to changes in value, which depend largely on the price and supply of energy fuels, international political events relating to oil producing countries, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies.

FIXED INCOME RISK - The market value of fixed income investments, and financial instruments related to those fixed income investments, will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. While securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Fixed income investments are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

FOREIGN CURRENCY RISK - The Fund's investments in securities denominated in foreign currencies are subject to currency risk. Similarly, the Strengthening Dollar 2x Strategy Fund's exposure to the U.S. Dollar Index(R) subjects the Fund to the risk that foreign currencies will appreciate in value relative to the U.S. Dollar. Conversely, the Weakening Dollar 2x Strategy Fund's exposure to the U.S. Dollar Index(R) subjects the Fund to the risk that foreign currencies will depreciate in value relative to the U.S. Dollar.

Currency risks include the following:

o The value of the Fund's assets measured in U.S. Dollars may be affected by changes in currency exchange rates and exchange control regulations.

o The Fund may incur transaction costs in connection with conversions between various currencies.

Under normal circumstances, the Fund does not plan to hedge against the risks of variation in currency exchange rates relative to the U.S. Dollar. As a result, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar.

HIGH YIELD RISK - Below investment grade fixed income securities, or junk bonds, are high-yield, high risk securities and are considered speculative. The value of these securities often fluctuates in response to company, political, or economic developments and declines significantly over short periods of time or during periods of general economic difficulty. Below investment grade fixed income securities generally pay higher yields (greater income) than investment in higher-quality securities; however, below investment grade securities involve greater risk to timely payment of principal and interest, including the possibility of default or bankruptcy of the issuers of the security. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund's ability to sell these securities (liquidity risk). These securities can also be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price. If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose its entire investment.

INDUSTRY CONCENTRATION RISK - With the exception of the Commodities Strategy and Real Estate Funds none of the Funds will invest 25% or more of the value of a Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries. The Real Estate Fund invests in the securities of a limited number of issuers conducting business in the real estate market sector and therefore may be concentrated in an industry or group of industries within the sector. Similarly, the Commodities Strategy Fund invests, to a significant extent, in commodities or commodity-linked derivatives concentrated in the same economic sector. The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that a Fund will be more susceptible to the risks that are associated with that industry or group of industries than a fund that does not concentrate its investments.

INVESTMENT IN INVESTMENT COMPANIES RISK - The Fund may purchase shares of investment companies, such as ETFs, UITs, and closed-end investment companies to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. When the Fund invests in an investment company, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company's expenses. Further, in part because of these additional expenses, the performance of an investment company may differ from the performance the Fund would achieve if it invested directly in the underlying investments of the investment company. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, shares of an ETF are traded at market prices, which may vary from the net asset value of its underlying investments. In addition, the Fund may invest in investment companies that are not registered pursuant to the Investment Company Act of 1940, as amended (the "Investment Company Act"), and therefore, not subject to the Investment Company Act's regulatory scheme.

The Commodities Strategy Fund may invest to a significant extent in shares of ETFs to gain exposure to its benchmark. ETFs are pooled investment vehicles, which may be managed or unmanaged, that generally seek to track the performance of a specific index. Although individual shares of an ETF are traded on an exchange (such as the NYSE, Amex, or NASDAQ), large blocks of shares of ETFs are redeemable at net asset value. This ability to redeem large blocks of shares has historically resulted in the market price of individual shares of ETFs being at or near the net asset value of the ETF's underlying investments.

INVESTMENT STYLE RISK - The Multi-Cap Core Equity Fund is subject to the risk that the Advisor's use of a multi-cap value and growth-oriented investment strategy may cause the Fund to underperform other types of mutual funds that use different investment strategies during periods when multi-cap value and growth-oriented investing is out of favor. The Sector Rotation Fund is subject to the risk that the Advisor's use of a price momentum-driven investment strategy may cause the Fund to underperform other types of mutual funds that use different investment strategies during periods when price momentum investing is out of favor.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Strengthening Dollar 2x Strategy Fund's and Weakening Dollar 2x Strategy Fund's investment strategies involve consistently applied leverage, the value of the Funds' shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

MARKET RISK - The Fund may invest in public and privately issued securities, including common and preferred stocks, warrants, and rights, as well as derivatives and financial instruments that attempt to track the price movement of securities indices. Investments in securities and derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The Fund's investments may decline in value due to factors affecting securities or commodities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions which are not specifically related to a particular issuer, such as real or perceived adverse economic conditions or changes in interest or currency rates. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of securities and financial instruments in which the Fund invests will cause the NAV of the Fund to fluctuate. Historically, the markets have moved in cycles, and the value of the Fund's securities and derivatives may fluctuate drastically from day to day. Because of its link to the markets, an investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

NON-DIVERSIFICATION RISK - Because the Fund is non-diversified, it can invest in the securities of a limited number of issuers. To the extent that the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

PORTFOLIO TURNOVER RISK - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

REAL ESTATE SECTOR CONCENTRATION RISK - The risk that the securities of Real Estate Companies that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in Real Estate Companies, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting Real Estate Companies. Investments in Real Estate Companies may also subject the Fund to the risks associated with the direct ownership of real estate. The general performance of the real estate industry has historically been cyclical and particularly sensitive to economic downturns. Changes in prevailing real estate values and rental income, interest rates and changing demographics may affect the value of securities of issuers in the real estate industry. Also, Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while Mortgage REITs may be affected by the quality of the credit extended. In addition to these risks, REITs are dependent on specialized management skills, and some REITs may have investments in relatively few properties, in a small geographic area, or a single type of property. These factors may increase the volatility of the Fund's investments in REITs.

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's needs for immediate cash or other liquidity. The Fund's investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions. These expenses negatively impact the performance of the Fund. For example, when the Fund short sells an interest-bearing security, such as a bond, it is obligated to pay the interest on the security it has sold. This cost is partially offset by the interest earned by the Fund on the investment of the cash generated by the short sale. Similarly, when the Fund sells short an equity security that pays a dividend, it is obligated to pay the dividend on the security it has sold. However, a dividend paid on a security sold short generally reduces the market value of the shorted security and thus, increases the Fund's unrealized gain or reduces the Fund's unrealized loss on its short sale transaction. To the extent that the interest rate and/or dividend that the Fund is obligated to pay is greater than the interest earned by the Fund on investments, the performance of the Fund will be negatively impacted. These types of short sales expenses are sometimes referred to as the "negative cost of carry," and will tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.

SMALL-CAPITALIZATION AND MID-CAPITALIZATION SECURITIES RISK - In comparison to securities of companies with large capitalizations, securities of small and medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small and medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies. These securities may or may not pay dividends. Small and medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

TAX RISK - As noted under "Commodity-Linked Derivative Investment Risk" above, the Fund currently gains most of its exposure to the commodities markets by entering into swap agreements on a commodities index, and other commodity-linked derivative instruments, including options, futures contracts, options on futures contracts and commodity-linked structured notes. In order for the Fund to qualify as a regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), the Fund must derive at least 90 percent of its gross income each taxable year from qualifying income, which is described in more detail in the SAI. The status of swap contracts and other commodity-linked derivative instruments as qualifying income has been addressed in Revenue Ruling 2006-1 issued December 16, 2005. The Fund will therefore restrict its income from commodity-linked swaps to a maximum of 10 percent of its gross income.

The Fund has received a private letter ruling from the Internal Revenue Service that concludes that certain commodities-linked notes held by the Fund will produce qualifying income for purposes of the RIC qualification tests. The Advisor believes it can continue to successfully operate the Fund in a manner consistent with the Fund's current investment objective by investing in these commodities-linked structured notes. See "Tax Information" for more information.

TRACKING ERROR RISK - Tracking error risk refers to the risk that the Fund's Advisor may not be able to cause the Fund's performance to match or correlate to that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of its benchmark, rounding of share prices, changes to the benchmark, regulatory policies, high portfolio turnover rate and leverage all contribute to tracking error. The Commodities Strategy Fund, which seeks to track its benchmark over time, and the Strengthening Dollar 2x Strategy and Weakening Dollar 2x Strategy Funds, which seek to track their benchmarks on a daily basis, are subject to the effects of mathematical compounding which may prevent the Funds from correlating with the monthly, quarterly, annual or other performance of their respective benchmarks. Tracking error risk may cause the Fund's performance to be less than you expect.

TRADING HALT RISK - The Fund typically will hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much an option or futures contract may decline over various time periods within a day. In addition, the major securities exchanges, such as the New York Stock Exchange ("NYSE"), have established limits on how much the securities market, based on the Dow Jones Industrial Average(SM), may decline over various time periods within a day. If the price of a security, an option or a futures contract declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell the options, futures contracts or securities that are the subject of the trading halt. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective. In such an event, the Fund also may be required to use a "fair-value" method to price their outstanding contracts or securities.

FUND PERFORMANCE

The bar charts and tables below show the performance of the H-Class Shares of the following Rydex Funds both year to year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in a Fund. Of course, this past performance (before and after taxes) does not necessarily indicate how a Fund will perform in the future.

MULTI-CAP CORE EQUITY FUND

--------------------------------------------------------------------------------
The YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS X.XX%.
--------------------------------------------------------------------------------
[Insert Bar Chart]
--------------------------------------------------------------------------------
2003                                                                      32.49%
--------------------------------------------------------------------------------
2004                                                                      14.80%
--------------------------------------------------------------------------------
2005                                                                       7.60%
--------------------------------------------------------------------------------
2006                                                                       X.XX%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HIGHEST QUARTER RETURN                      LOWEST QUARTER RETURN
--------------------------------------------------------------------------------
(quarter ended XXXXX)         XX.XX%        (quarter ended XXXXX)         XX.XX%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
       AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2006) 1
--------------------------------------------------------------------------------
                                                        Past 1   Since Inception
H- CLASS SHARES                                          Year      (9/23/2002)
--------------------------------------------------------------------------------
Return Before Taxes                                     XX.XX%            XX.XX%
--------------------------------------------------------------------------------
Return After Taxes on Distributions 2                   XX.XX%            XX.XX%
--------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund
Shares 2                                                XX.XX%            XX.XX%
--------------------------------------------------------------------------------
Russell 3000(R) Index 3                                 XX.XX%            XX.XX%
--------------------------------------------------------------------------------

SECTOR ROTATION FUND

--------------------------------------------------------------------------------
The YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS X.XX%.
--------------------------------------------------------------------------------
[Insert Bar Chart]
--------------------------------------------------------------------------------
2003                                                                      30.98%
--------------------------------------------------------------------------------
2004                                                                      10.30%
--------------------------------------------------------------------------------
2005                                                                      14.25%
--------------------------------------------------------------------------------
2006                                                                       X.XX%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HIGHEST QUARTER RETURN                      LOWEST QUARTER RETURN
--------------------------------------------------------------------------------
(quarter ended XXXXX)         XX.XX%        (quarter ended XXXXX)         XX.XX%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
       AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2006) 1
--------------------------------------------------------------------------------
                                                        Past 1   Since Inception
H- CLASS SHARES                                          Year      (3/22/2002)
--------------------------------------------------------------------------------
Return Before Taxes                                     XX.XX%            XX.XX%
--------------------------------------------------------------------------------
Return After Taxes on Distributions 2                   XX.XX%            XX.XX%
--------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund
Shares 2                                                XX.XX%            XX.XX%
--------------------------------------------------------------------------------
S&P 500(R) Index 4                                      XX.XX%            XX.XX%
--------------------------------------------------------------------------------

ABSOLUTE RETURN STRATEGIES FUND

--------------------------------------------------------------------------------
The YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS X.XX%.
--------------------------------------------------------------------------------
[Insert Bar Chart]
--------------------------------------------------------------------------------
2006                                                                       X.XX%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HIGHEST QUARTER RETURN                      LOWEST QUARTER RETURN
--------------------------------------------------------------------------------
(quarter ended XX XX, 2006)   XX.XX%        (quarter ended XX XX, 2006)   XX.XX%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
       AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2006) 1
--------------------------------------------------------------------------------
                                                        Past 1   Since Inception
H- CLASS SHARES                                          Year      (9/19/2005)
--------------------------------------------------------------------------------
Return Before Taxes                                     XX.XX%            XX.XX%
--------------------------------------------------------------------------------
Return After Taxes on Distributions 2                   XX.XX%            XX.XX%
--------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund
Shares 2                                                XX.XX%            XX.XX%
--------------------------------------------------------------------------------
Dow Jones Hedge Fund Balanced Portfolio Index 5         XX.XX%            XX.XX%
--------------------------------------------------------------------------------

COMMODITIES STRATEGY FUND

--------------------------------------------------------------------------------
The YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS X.XX%.
--------------------------------------------------------------------------------
[Insert Bar Chart]
--------------------------------------------------------------------------------
2006                                                                       X.XX%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HIGHEST QUARTER RETURN                      LOWEST QUARTER RETURN
--------------------------------------------------------------------------------
(quarter ended XX XX, 2006)   XX.XX%        (quarter ended XX XX, 2006)   XX.XX%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
       AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2006) 1
--------------------------------------------------------------------------------
                                                        Past 1   Since Inception
H- CLASS SHARES                                          Year      (5/25/2005)
--------------------------------------------------------------------------------
Return Before Taxes                                     XX.XX%            XX.XX%
--------------------------------------------------------------------------------
Return After Taxes on Distributions 2                   XX.XX%            XX.XX%
--------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund
Shares 2                                                XX.XX%            XX.XX%
--------------------------------------------------------------------------------
GSCI(R) Total Return Index 6                            XX.XX%            XX.XX%
--------------------------------------------------------------------------------

HEDGED EQUITY FUND

--------------------------------------------------------------------------------
The YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS X.XX%.
--------------------------------------------------------------------------------
[Insert Bar Chart]
--------------------------------------------------------------------------------
2006                                                                       X.XX%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HIGHEST QUARTER RETURN                      LOWEST QUARTER RETURN
--------------------------------------------------------------------------------
(quarter ended XX XX, 2006)   XX.XX%        (quarter ended XX XX, 2006)   XX.XX%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
       AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2006) 1
--------------------------------------------------------------------------------
                                                        Past 1   Since Inception
H- CLASS SHARES                                          Year      (9/19/2005)
--------------------------------------------------------------------------------
Return Before Taxes                                     XX.XX%            XX.XX%
--------------------------------------------------------------------------------
Return After Taxes on Distributions 2                   XX.XX%            XX.XX%
--------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund
Shares 2                                                XX.XX%            XX.XX%
--------------------------------------------------------------------------------
Dow Jones Hedge Fund Equity Long/Short Index 7          XX.XX%            XX.XX%
--------------------------------------------------------------------------------

REAL ESTATE FUND

--------------------------------------------------------------------------------
The YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS X.XX%.
--------------------------------------------------------------------------------
[Insert Bar Chart]
--------------------------------------------------------------------------------
2005                                                                       6.51%
--------------------------------------------------------------------------------
2006                                                                       X.XX%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HIGHEST QUARTER RETURN                      LOWEST QUARTER RETURN
--------------------------------------------------------------------------------
(quarter ended XXXXX)         XX.XX%        (quarter ended XXXXX)         XX.XX%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
       AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2006) 1
--------------------------------------------------------------------------------
                                                        Past 1   Since Inception
H- CLASS SHARES                                          Year      (2/20/2004)
--------------------------------------------------------------------------------
Return Before Taxes                                     XX.XX%            XX.XX%
--------------------------------------------------------------------------------
Return After Taxes on Distributions 2                   XX.XX%            XX.XX%
--------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund
Shares 2                                                XX.XX%            XX.XX%
--------------------------------------------------------------------------------
S&P 500(R) Index 4                                      XX.XX%            XX.XX%
--------------------------------------------------------------------------------

STRENGTHENING DOLLAR 2X STRATEGY FUND

--------------------------------------------------------------------------------
The YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS X.XX%.
--------------------------------------------------------------------------------
[Insert Bar Chart]
--------------------------------------------------------------------------------
2006                                                                       X.XX%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HIGHEST QUARTER RETURN                      LOWEST QUARTER RETURN
--------------------------------------------------------------------------------
(quarter ended XX XX, 2006)   XX.XX%        (quarter ended XX XX, 2006)   XX.XX%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
       AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2006) 1
--------------------------------------------------------------------------------
                                                        Past 1   Since Inception
H- CLASS SHARES                                          Year      (5/25/2005)
--------------------------------------------------------------------------------
Return Before Taxes                                     XX.XX%            XX.XX%
--------------------------------------------------------------------------------
Return After Taxes on Distributions 2                   XX.XX%            XX.XX%
--------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund
Shares 2                                                XX.XX%            XX.XX%
--------------------------------------------------------------------------------
U.S. Dollar Index(R) 8                                  XX.XX%            XX.XX%
--------------------------------------------------------------------------------

WEAKENING DOLLAR 2X STRATEGY FUND

--------------------------------------------------------------------------------
The YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS X.XX%.
--------------------------------------------------------------------------------
[Insert Bar Chart]
--------------------------------------------------------------------------------
2006                                                                       X.XX%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HIGHEST QUARTER RETURN                      LOWEST QUARTER RETURN
--------------------------------------------------------------------------------
(quarter ended XX XX, 2006)   XX.XX%        (quarter ended XX XX, 2006)   XX.XX%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
       AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2006) 1
--------------------------------------------------------------------------------
                                                        Past 1   Since Inception
H- CLASS SHARES                                          Year      (5/25/2005)
--------------------------------------------------------------------------------
Return Before Taxes                                     XX.XX%            XX.XX%
--------------------------------------------------------------------------------
Return After Taxes on Distributions 2                   XX.XX%            XX.XX%
--------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund
Shares 2                                                XX.XX%            XX.XX%
--------------------------------------------------------------------------------
U.S. Dollar Index(R) 8                                  XX.XX%            XX.XX%
--------------------------------------------------------------------------------

1 THESE  FIGURES  ASSUME  THE  REINVESTMENT  OF  DIVIDENDS  AND  CAPITAL   GAINS
DISTRIBUTIONS.

2 AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. RETURNS AFTER TAXES ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOW THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOW THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

3 THE RUSSELL 3000(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX THAT OFFERS INVESTORS ACCESS TO THE BROAD U.S. EQUITY UNIVERSE REPRESENTING APPROXIMATELY 98% OF THE U.S. EQUITY MARKET. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

4 THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P"), ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

5 THE DOW JONES HEDGE FUND BALANCED PORTFOLIO INDEX IS AN UNMANAGED INDEX THAT REFLECTS THE PERFORMANCE OF A PORTFOLIO THAT IS ALLOCATED APPROXIMATELY EQUALLY AMONG SIX STRATEGIES ON AN ASSET MANAGEMENT PLATFORM THAT SEEKS TO TRACK THE DOW JONES HEDGE FUND STRATEGY BENCHMARKS. THE SIX STRATEGIES INCLUDED ARE:
CONVERTIBLE ARBITRAGE, DISTRESSED SECURITIES, EVENT DRIVEN, EQUITY LONG/SHORT, EQUITY MARKET NEUTRAL AND MERGER ARBITRAGE. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

6 THE GSCI(R) TOTAL RETURN INDEX IS A COMPOSITE INDEX OF COMMODITY SECTOR RETURNS, REPRESENTING AN UNLEVERAGED, LONG-ONLY INVESTMENT IN COMMODITY FUTURES THAT IS BROADLY DIVERSIFIED ACROSS THE SPECTRUM OF COMMODITIES.

7 THE DOW JONES HEDGE FUND EQUITY LONG/SHORT INDEX IS AN UNMANAGED INDEX THAT REFLECTS THE PERFORMANCE OF A PORTFOLIO THAT SEEKS TO PRODUCE RISK AND RETURN CHARACTERISTICS SIMILAR TO THAT PRODUCED BY THE EQUITY LONG/SHORT STRATEGY COMMONLY EMPLOYED BY HEDGE FUNDS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

8 THE U.S. DOLLAR INDEX(R) PROVIDES A GENERAL INDICATION OF THE INTERNATIONAL VALUE OF THE U.S. DOLLAR. THE INDEX DOES THIS BY AVERAGING THE EXCHANGE RATES BETWEEN THE U.S. DOLLAR AND SIX MAJOR WORLD CURRENCIES (EURO, JAPANESE YEN, BRITISH POUND, CANADIAN DOLLAR, SWEDISH KRONA, AND SWISS FRANC). THE INDEX IS CALCULATED CONTINUOUSLY USING FOREIGN EXCHANGE QUOTES FROM HUNDREDS OF BANKS AROUND THE WORLD.

FUND FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay if you buy and hold H-Class Shares of the Funds described in this Prospectus.

The Examples that follow the tables are intended to help you compare the cost of investing in H-Class Shares of the Funds with the cost of investing in other mutual funds.

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Funds' operating expenses remain the same. Although your actual costs may be higher or lower, the Examples reflect your costs based on these assumptions.

I. FEES AND EXPENSES - SHAREHOLDER FEES

MULTI-CAP CORE EQUITY FUND               SECTOR ROTATION FUND
ABSOLUTE RETURN STRATEGIES FUND          COMMODITIES STRATEGY FUND
HEDGED EQUITY FUND

--------------------------------------------------------------------------------
                                FEES AND EXPENSES
--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR  INVESTMENT)*
--------------------------------------------------------------------------------
REDEMPTION FEES ON SHARES OWNED LESS THAN 30 DAYS
(as a percentage of amount redeemed, if applicable)**                      1.00%
--------------------------------------------------------------------------------

* The Funds may impose a wire transfer charge of $15 on certain redemptions under $5,000.

** For more information,  see "Frequent Trading and Redemption Fee Policy."

REAL ESTATE FUND
STRENGTHENING DOLLAR 2X STRATEGY FUND
WEAKENING DOLLAR 2X STRATEGY FUND

--------------------------------------------------------------------------------
                                FEES AND EXPENSES
--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)*                 NONE
--------------------------------------------------------------------------------

* The Funds may impose a wire transfer charge of $15 on certain redemptions under $5,000.

II. FEES AND EXPENSES - ANNUAL FUND OPERATING EXPENSES

MULTI-CAP CORE EQUITY FUND

--------------------------------------------------------------------------------
                                FEES AND EXPENSES
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
MANAGEMENT FEES*                                                           X.XX%
--------------------------------------------------------------------------------
DISTRIBUTION (12b-1) OR SHAREHOLDER  SERVICE FEES                          X.XX%
--------------------------------------------------------------------------------
OTHER EXPENSES                                                             X.XX%
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                       X.XX%
--------------------------------------------------------------------------------

* THE MANAGEMENT FEE PAID TO THE ADVISOR FOR PROVIDING SERVICES TO THE FUND CONSISTS OF A BASIC ANNUAL FEE RATE OF 0.70% OF THE FUND'S AVERAGE DAILY NET ASSETS AND A PERFORMANCE ADJUSTMENT, RESULTING IN A MINIMUM

FEE OF 0.50% AND A MAXIMUM FEE OF 0.90%. BECAUSE THE PERFORMANCE ADJUSTMENT IS APPLIED RELATIVE TO THE PERFORMANCE OF THE RUSSELL 3000(R) INDEX, THE ADVISOR COULD RECEIVE A POSITIVE PERFORMANCE ADJUSTMENT EVEN DURING PERIODS WHERE THE FUND'S PERFORMANCE IS NEGATIVE. SEE "MANAGEMENT OF THE FUNDS" FOR ADDITIONAL INFORMATION.

--------------------------------------------------------------------------------
                                     EXAMPLE
--------------------------------------------------------------------------------
          1 Year           3 Years            5 Years          10 Years
--------------------------------------------------------------------------------
           $XXX              $XXX               $XXX             $XXX
--------------------------------------------------------------------------------

SECTOR ROTATION FUND

--------------------------------------------------------------------------------
                                FEES AND EXPENSES
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
MANAGEMENT FEES                                                            X.XX%
--------------------------------------------------------------------------------
DISTRIBUTION (12b-1) OR SHAREHOLDER SERVICE FEES                           X.XX%
--------------------------------------------------------------------------------
OTHER EXPENSES                                                             X.XX%
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                       X.XX%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                     EXAMPLE
--------------------------------------------------------------------------------
          1 Year           3 Years            5 Years          10 Years
--------------------------------------------------------------------------------
           $XXX              $XXX               $XXX             $XXX
--------------------------------------------------------------------------------

ABSOLUTE RETURN STRATEGIES FUND

--------------------------------------------------------------------------------
                                FEES AND EXPENSES
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
MANAGEMENT FEES                                                            X.XX%
--------------------------------------------------------------------------------
DISTRIBUTION (12b-1) OR SHAREHOLDER SERVICE FEES                           X.XX%
--------------------------------------------------------------------------------
OTHER EXPENSES*                                                            X.XX%
--------------------------------------------------------------------------------
   SHORT DIVIDEND EXPENSES**                                         X.XX%
--------------------------------------------------------------------------------
   REMAINING OTHER EXPENSES                                          X.XX%
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                       X.XX%
--------------------------------------------------------------------------------

* The Advisor has contractually agreed to pay all operating expenses of the Fund, excluding interest expense and taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions, short dividend expenses, and extraordinary expenses.

** Short Dividend Expense occurs because the Fund short-sells an equity security to gain the inverse exposure necessary to meet its investment objective. The Fund must pay out the dividend rate of the equity security to the purchaser and records this as an expense. However, any such dividend on a security sold short generally reduces the market value of the shorted security -- thus increasing the Fund's unrealized gain or reducing the Fund's unrealized loss on its short sale transaction. Short Dividend Expense is not a fee charged to the shareholder by the Advisor or other service provider. Rather it is more similar to the transaction costs or capital expenditures associated with the day-to-day management of any mutual fund. If these costs had been treated as transaction costs or capital items rather than as expenses, the expense ratio would have equaled X.XX%.

--------------------------------------------------------------------------------
                                     EXAMPLE
--------------------------------------------------------------------------------
          1 Year           3 Years            5 Years          10 Years
--------------------------------------------------------------------------------
           $XXX              $XXX              $XXX              $XXX
--------------------------------------------------------------------------------

COMMODITIES STRATEGY FUND

--------------------------------------------------------------------------------
                                FEES AND EXPENSES
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
MANAGEMENT FEES                                                            X.XX%
--------------------------------------------------------------------------------
DISTRIBUTION (12b-1) OR SHAREHOLDER SERVICE FEES                           X.XX%
--------------------------------------------------------------------------------
OTHER EXPENSES                                                             X.XX%
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                       X.XX%
--------------------------------------------------------------------------------
LESS FEE WAIVERS*                                                          X.XX%
--------------------------------------------------------------------------------
TOTAL NET OPERATING EXPENSES                                               X.XX%
--------------------------------------------------------------------------------

* Effective May 1, 2007, Rydex contractually agreed to continue to waive its management fee to the extent necessary to limit the ordinary operating expenses of the Fund (but excluding interest expenses, brokerage commissions and extraordinary expenses) to not more than 1.20% per annum of the average monthly net assets of the Fund (the "Contractual Fee Waiver"). The Contractual Fee Waiver may not be modified or eliminated prior to August 1, 2008, except with the approval of the Board of Trustees. There is no guarantee that the contractual fee waiver will continue beyond August 1, 2008.

--------------------------------------------------------------------------------
                                     EXAMPLE
--------------------------------------------------------------------------------
          1 Year           3 Years            5 Years          10 Years
--------------------------------------------------------------------------------
           $XXX              $XXX              $XXX              $XXX
--------------------------------------------------------------------------------

HEDGED EQUITY FUND

--------------------------------------------------------------------------------
                                FEES AND EXPENSES
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
MANAGEMENT FEES                                                            X.XX%
--------------------------------------------------------------------------------
DISTRIBUTION (12b-1) OR SHAREHOLDER SERVICE FEES                           X.XX%
--------------------------------------------------------------------------------
OTHER EXPENSES*                                                            X.XX%
--------------------------------------------------------------------------------
   SHORT DIVIDEND EXPENSES**                                         X.XX%
--------------------------------------------------------------------------------
   REMAINING OTHER EXPENSES                                          X.XX%
--------------------------------------------------------------------------------
TOTAL  ANNUAL FUND  OPERATING  EXPENSES                                    X.XX%
--------------------------------------------------------------------------------

* The Advisor has contractually agreed to pay all operating expenses of the Fund, excluding interest expense and taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions, short dividend expenses, and extraordinary expenses.

** Short Dividend Expense occurs because the Fund short-sells an equity security to gain the inverse exposure necessary to meet its investment objective. The Fund must pay out the dividend rate of the equity security to the purchaser and records this as an expense. However, any such dividend on a security sold short generally reduces the market value of the shorted security -- thus increasing the Fund's unrealized gain or reducing the Fund's unrealized loss on its short sale transaction. Short Dividend Expense is not a fee charged to the shareholder by the Advisor or other service provider. Rather it is more similar to the transaction costs or capital expenditures associated with the day-to-day management of any mutual fund. If these costs had been treated as transaction costs or capital items rather than as expenses, the expense ratio would have equaled X.XX%.

--------------------------------------------------------------------------------
                                     EXAMPLE
--------------------------------------------------------------------------------
          1 Year           3 Years            5 Years          10 Years
--------------------------------------------------------------------------------
           $XXX              $XXX               $XXX             $XXX
--------------------------------------------------------------------------------

REAL ESTATE FUND

--------------------------------------------------------------------------------
                                FEES AND EXPENSES
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
MANAGEMENT FEES                                                            X.XX%
--------------------------------------------------------------------------------
DISTRIBUTION (12b-1) OR SHAREHOLDER SERVICE FEES                           X.XX%
--------------------------------------------------------------------------------
OTHER EXPENSES                                                             X.XX%
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                       X.XX%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                     EXAMPLE
--------------------------------------------------------------------------------
          1 Year           3 Years            5 Years          10 Years
--------------------------------------------------------------------------------
           $XXX              $XXX               $XXX             $XXX
--------------------------------------------------------------------------------

STRENGTHENING DOLLAR 2X STRATEGY FUND

--------------------------------------------------------------------------------
                                FEES AND EXPENSES
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
MANAGEMENT FEES                                                            X.XX%
--------------------------------------------------------------------------------
DISTRIBUTION (12b-1) OR SHAREHOLDER SERVICE FEES                           X.XX%
--------------------------------------------------------------------------------
OTHER EXPENSES                                                             X.XX%
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                       X.XX%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                     EXAMPLE
--------------------------------------------------------------------------------
          1 Year           3 Years            5 Years          10 Years
--------------------------------------------------------------------------------
           $XXX              $XXX               $XXX             $XXX
--------------------------------------------------------------------------------

WEAKENING DOLLAR 2X STRATEGY FUND

--------------------------------------------------------------------------------
                                FEES AND EXPENSES
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
MANAGEMENT FEES                                                            X.XX%
--------------------------------------------------------------------------------
DISTRIBUTION (12b-1) OR SHAREHOLDER SERVICE FEES                           X.XX%
--------------------------------------------------------------------------------
OTHER EXPENSES                                                             X.XX%
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                       X.XX%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                     EXAMPLE
--------------------------------------------------------------------------------
          1 Year           3 Years            5 Years          10 Years
--------------------------------------------------------------------------------
           $XXX              $XXX               $XXX             $XXX
--------------------------------------------------------------------------------

MORE INFORMATION ABOUT THE FUNDS:
--------------------------------------------------------------------------------
BENCHMARKS AND INVESTMENTS

The Commodities Strategy Fund, Strengthening Dollar 2x Strategy Fund and Weakening Dollar 2x Strategy Fund seek to provide investment results that either match the performance of a specific benchmark on a daily basis or correlate to the performance of a specific benchmark over time.

The current benchmark used by each Fund is set forth below:

FUND                                           BENCHMARK

COMMODITIES STRATEGY FUND                      GSCI(R) TOTAL RETURN INDEX

STRENGTHENING DOLLAR 2x STRATEGY FUND          200% OF THE PERFORMANCE OF THE
                                               U.S. DOLLAR INDEX(R)

WEAKENING DOLLAR 2x STRATEGY FUND              200% OF THE INVERSE (OPPOSITE) OF
                                               THE PERFORMANCE OF THE U.S.
                                               DOLLAR INDEX(R)

A BRIEF GUIDE TO THE UNDERLYING INDICES

GSCI(R) TOTAL RETURN INDEX. The GSCI(R) Total Return Index is a composite index of commodity sector returns, representing an unleveraged, long-only investment in commodity futures that is broadly diversified across the spectrum of commodities. The returns are calculated on a fully-collateralized basis with full reinvestment. The GSCI Total Return Index is significantly different than the return from buying physical commodities.

U.S. DOLLAR INDEX(R). The U.S. Dollar Index(R) (USDX) provides a general indication of the international value of the U.S. Dollar. The USDX does this by calculating the weighted average of the change in six major foreign currency exchange rates (Euro, Japanese Yen, British Pound, Canadian Dollar, Swedish Krona, and Swiss Franc) against the U.S. Dollar. The USDX is calculated continuously using foreign exchange quotes from hundreds of banks around the world.

--------------------------------------------------------------------------------
UNDERSTANDING COMPOUNDING & THE EFFECT OF LEVERAGE

It is important to understand the effects of compounding when investing in any mutual fund, especially funds that use leverage as part of their investment strategy. The impact of leverage on a fund will generally cause the fund's performance to not match the performance of the index underlying the fund's benchmark over a period of time greater than one day. The following simple examples provide an illustration:

EXAMPLE A: Assume you invest $100 in Fund A, a typical index fund that seeks to match the performance of its underlying index. If the index increases 10% on day one, the value of your shares in Fund A would be expected to increase $10 (10% of $100) to $110. The next day, if the index decreases 10%, the value of your shares in Fund A would be expected to decrease $11 (10% of $110) to $99.


EXAMPLE B: Assume you invested $100 in Fund B, a fund that seeks to return 200% of the performance of its underlying index. If the index increases 10% on day one, the value of your shares in Fund B would be

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
expected to increase $20 (20% of $100) to $120. The next day, if the index decreases 10%, the value of your shares in Fund B would be expected to decrease to $24 (20% of $120) to $96.

Because of the effect of compounding, in each case the value of your investment declined even though the index went up 10% on day one and down 10% on day two. However, the effect of compounding was more pronounced when combined with leverage (Example B).

The examples demonstrate that over time, the cumulative percentage increase or decrease in the net asset value of a fund may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the index underlying a fund's benchmark due to the compounding effect of losses and gains on the returns of the fund. It is also expected that a fund's use of consistently applied leverage will cause the fund to underperform the compounded return of twice its benchmark in a trendless or flat market.
--------------------------------------------------------------------------------

ADVISOR'S INVESTMENT METHODOLOGY

The Advisor develops and implements structured investment strategies designed to achieve each Fund's objective. The Advisor uses quantitative methods to construct portfolios that correlate highly with their respective benchmarks. Statistical techniques are then used to determine the optimal mix of assets for each Fund. The Advisor places particular emphasis on controlling risk relative to each Fund's benchmark or market sector in order to maintain consistency and predictability.

With the exception of the Multi-Cap Core Equity Fund and Sector Rotation Fund, the Advisor does not engage in temporary defensive investing, keeping each Fund fully invested in all market environments.

MULTI-CAP CORE EQUITY FUND - The Advisor manages the Fund using quantitative investment strategies. This quantitative investment approach relies on financial models and computer databases to assist in the allocation of assets and selection of securities. The Fund's investments are allocated into "capitalization specific" segments of the U.S. equity market. These segments are designed to cover the large-cap, mid-cap and small-cap segments of the market. The Advisor generally considers the largest 200 companies to represent the large-cap segment, the next largest 800 companies to represent the mid-cap segment and the smallest 2,000 companies to represent the small-cap segment. The Advisor generally allocates the Fund's investments equally among the size segments and rebalances periodically using a quantitative methodology designed to maintain its target allocations.

In selecting Fund investments, the Advisor considers a universe of approximately 3,000 securities eligible for purchase, representing approximately 98% of the total capitalization of the U.S. equity market. The Advisor uses a quantitative investment approach to select securities using a set of factors ("the Model") that it believes are indicative of future returns. These include value and growth factors such as relative price-to-book ratios and free-cash flow growth measures, respectively. The factors are intended to complement each other and to generate more consistent positive returns. The Advisor believes that each factor offers a unique perspective that when combined with the other factors considered offers insight into security selection that is greater than any one singular view. Securities are evaluated within each of the three size segments and compared to their appropriate peers in order to mitigate bias in the investment process. When constructing the portfolio, the Advisor considers the security's relative attractiveness according to the Model, its relative contribution to the portfolio's risk, and its ability to reduce or hedge unwanted risks.

SECTOR ROTATION FUND - Each month, the Advisor ranks all industries according to several measures of price momentum. The top-ranked industries are selected for the Advisor's buy list. In order to ensure liquidity in the underlying securities for purchase, approximately 2,000 securities are eligible for purchase from the industry buy list. The Advisor uses this methodology to rotate the Fund's investments among a variety of sectors in order to take advantage of volatility in top performing sectors. The Fund may, at times, also short-sell securities in industries or sectors that exhibit particularly low momentum measurement scores. The Advisor may invest in cash or cash-type securities (high-quality, short-term debt securities issued by corporations, financial institutions, the U.S. Government or foreign governments) as a temporary defensive position to avoid losses during adverse market conditions. Taking a temporary defensive position could reduce the benefit to the Fund if the market goes up. In this case, the Fund may not achieve its investment goal.

ABSOLUTE RETURN STRATEGIES FUND AND HEDGED EQUITY FUND. As the result of market observations and internal and external research, the Advisor believes that aggregate hedge fund performance is largely driven by exposure to well recognized structural investment strategies or "Beta." Beta is exposure to any systematic risk for which the investor expects to be rewarded over time. Beta is commonly referred to as market risk. In this context, the Advisor considers exposure to both directional positions (E.G., equity and/or fixed income securities) and non-directional positions (E.G., value and/or corporate default) as Beta. Although hedge fund exposure to these positions varies over time, their exposure to them in the aggregate, and the investment returns provided by the exposure, have historically been stable. The conclusion of the Advisor's research is that aggregate hedge fund returns are replicable through exposure to these structural investment positions and, therefore, can be delivered in a mutual fund.

The Funds employ a proprietary quantitative model that uses a style analysis of the returns of the appropriate segment of the hedge fund universe. This style analysis compares the returns of the appropriate hedge fund universe with the returns of various directional and non-directional positions. Based on the results of this analysis, historical research and market insights, the Advisor constructs a portfolio mix of directional and non-directional positions that best replicates the return, risk and correlation characteristics of the appropriate segment of the hedge fund universe. The Advisor anticipates adding and subtracting directional and non-directional positions over time based on continuing research of hedge fund returns.

DIRECTIONAL AND NON-DIRECTIONAL POSITIONS

A directional position is designed to have a high correlation with market returns. The Advisor selects securities to achieve particular directional positions using a quantitative model to identify those securities with high measures of liquidity and correlation to the appropriate market. For example, the Advisor may use S&P 500 futures to achieve a directional exposure to the equities market. Directional positions have market risk and are exposed to market movements. The Funds will predominately have a long exposure to directional positions. There may be times that the Funds will have a short exposure to directional positions. The Funds use some, or all, of the following directional positions:

      o An EQUITIES position involves investing in a portfolio that buys a basket of stocks or derivatives thereof, such as index futures.

      o A FIXED INCOME position involves investing in a portfolio that buys a basket of U.S. Government securities or bond futures.

      o A DIRECTIONAL COMMODITY trade involves investing in precious metals, livestock, grains, and other basic goods or materials.

      o A DIRECTIONAL CURRENCY trade consists of purchasing or selling a basket of foreign currencies against the US Dollar.

      o A COVERED CALL OPTIONS position involves investing in written call options on underlying securities which a Fund already owns.

      o A LONG OPTIONS position involves investing in long call or put options. A long call option provides upside profit potential while limiting downside exposure. A long put option provides downside profit potential while limiting upside exposure.

      o A VOLATILITY ARBITRAGE SPREAD trade involves trading volatility/variance futures or swaps which provide a return based on the difference between the implied volatility in the marketplace at the time of sale and the subsequently realized market volatility. The swap is structured to include protection against extreme movements in market volatility.

A non-directional position is designed to have a low correlation with market returns. Non-directional positions attempt to profit by exploiting structural mispricings in the financial markets. Non-directional investment strategies are market neutral in nature and, if executed successfully, have limited market exposure. The Funds will predominately have a long exposure to non-directional positions. There may be times that the Funds will have a short exposure to non-directional positions. The Funds use some, or all, of the following non-directional positions:

      o A MARKET NEUTRAL VALUE position involves investing in a basket of stocks that exhibit traditional value characteristics and simultaneously selling short a basket of stocks that exhibit non-value characteristics. Traditional value characteristics include, but are not limited to, high book-to-price ratios, high earnings-to-price ratios and high cash flow-to-price ratios. The portfolio is formed such that the dollar amount of long and short positions are approximately equal and has limited market exposure.

      o A MARKET NEUTRAL GROWTH position involves investing in a basket of stocks that exhibit traditional growth characteristics and simultaneously selling short a basket of stocks that exhibit non-growth characteristics. Traditional growth characteristics include, but are not limited to, high earnings growth and high cash flow growth. The portfolio is formed such that long and short positions are approximately equal and has limited market exposure.

      o A MARKET NEUTRAL MOMENTUM position involves investing in a basket of stocks that exhibit strong price momentum and simultaneously selling short a basket of stocks that exhibit weak price momentum. The portfolio is formed such that the dollar amount of long and short positions are approximately equal and has limited market exposure.

      o A MARKET NEUTRAL CAPITALIZATION position involves investing in a basket of small-capitalization stocks and simultaneously selling short a basket of large-capitalization stocks. The portfolio is formed such that the dollar amount of long and short positions are approximately equal and has limited market exposure.

      o A MARKET NEUTRAL ILLIQUIDITY PREMIUM trade involves purchasing a basket of illiquid securities which may include, but is not limited to, closed-end funds and shorting a basket of more liquid stocks against them. The portfolio is structured to minimize market exposure.

      o A MERGER ARBITRAGE SPREADS position involves investing in a basket of stocks that are being acquired and simultaneously selling short a basket of stocks that are making the acquisitions. The portfolio is formed such that the dollar amount of long and short positions are approximately equal and has limited market exposure.

      o A DURATION NEUTRAL TERM SPREADS position involves investing in long 10-year U.S. Government securities and simultaneously selling short 2-year U.S. Government securities. The portfolio is duration-adjusted such that the duration of both long and positions are approximately equal and has limited market exposure.

      o A DURATION NEUTRAL DEFAULT SPREADS position involves investing in a basket of corporate bonds and simultaneously selling short U.S. Government securities of similar duration. The portfolio is formed such that the duration of both long and short positions are approximately equal and has limited market exposure.

      o A CONVERTIBLE ARBITRAGE SPREAD involves purchasing a basket of convertible bonds and simultaneously selling short associated equities against them. The portfolio is structured in such a way as to minimize equity and credit market exposure.

      o A CURRENCY SPREAD trade involves purchasing a basket of high yielding currencies and selling short a basket of low yielding currencies against it. The portfolio is structured to be dollar neutral.

COMMODITIES STRATEGY FUND, STRENGTHENING DOLLAR 2X STRATEGY FUND AND WEAKENING DOLLAR 2X STRATEGY FUND. The Advisor's primary objective for the Funds is to correlate with the performance of the index underlying each Fund's benchmark. The Strengthening Dollar 2x Strategy Fund and Weakening Dollar 2x Strategy Fund are invested to achieve returns that exceed the returns of the indices underlying their benchmarks. These leveraged returns are achieved not by borrowing, but by the use of futures and other instruments that simulate leveraged returns without requiring a commitment of cash in excess of the Fund's assets. For the Weakening Dollar 2x Strategy Fund, the Advisor uses short selling techniques to produce returns that move inversely to the performance of its underlying index.

REAL ESTATE FUND. In managing the Real Estate Fund, the Advisor's objective is to develop a liquid portfolio of stocks that effectively represents the real estate segment of the market. Because an appropriate published index is not available for the Fund, the Advisor has developed its own methodology to construct an objective performance benchmark. The Advisor first identifies the investment universe for the real estate sector, which is defined as companies that derive at least 50% of their assets, gross income or net profits from business activity in the real estate sector. The Advisor then employs a quantitative model to screen companies based on criteria of capitalization, liquidity and correlation. The resulting portfolio is weighted by market capitalization with some modifications to ensure diversification. The Advisor closely monitors the efficacy of this methodology, and makes periodic changes in the composition of the Fund to ensure that it remains a valid representative of the real estate sector.

OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the SAI for a more complete list of portfolio investment strategies, permitted investments and related risks.

PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

INVESTING WITH RYDEX:
--------------------------------------------------------------------------------
SHAREHOLDER INFORMATION

H-Class Shares are offered directly through Rydex Fund Services Inc. and also through authorized securities brokers and other financial intermediaries.

OPENING YOUR ACCOUNT

You will need to open a Rydex shareholder account to make share transactions - buy, sell or exchange shares of the Funds. You can request an account application by calling Rydex Client Services at 800.820.0888 or 301.296.5406 or simply download an application from the Rydex web site - www.rydexinvestments.com. Certain account types may be opened online via the website. For more information on opening an account, call Rydex Client Services at 800.820.0888 or 301.296.5406 or visit www.rydexinvestments.com.

The type of application you will need depends on the type of account you want to open. For example, if you are opening a retirement account, such as an IRA, you will need to complete a different application than you would if you were opening a taxable account. When you call Rydex to request an account application, be sure to let the client services representative know what type of account you want to open to ensure that you receive the correct application.

If you open your account through a broker or other financial intermediary, your financial intermediary will ordinarily assist you in completing the necessary application to open your account with Rydex.

--------------------------------------------------------------------------------

                    MINIMUM AMOUNTS FOR ESTABLISHING ACCOUNTS

   The minimum initial investment amounts for accounts held through a third party (E.G., a brokerage account) are:

         o     $1,000 for retirement accounts

         o     $2,500 for all other accounts

   Accounts held DIRECTLY at Rydex are subject to a minimum account balance of $25,000 FOR NON-MANAGED ACCOUNTS (INCLUDING RETIREMENT ACCOUNTS) and $15,000 FOR ACCOUNTS MANAGED BY FINANCIAL INTERMEDIARIES. Accounts opened through a financial intermediary (non-direct) will be subject to your financial intermediary's minimum initial investment amount and minimum account balance, which may be different than the amounts above.

   To open an IRA account with Rydex directly, you must transfer an existing IRA (or multiple IRAs) in order to meet the minimum investment amount requirements.

   There are no minimum amounts for subsequent investments in the Funds except for subsequent investments made via Automated Clearing House ("ACH"). For more information about subsequent investments via ACH please see "Purchase Procedures" below. Rydex reserves the right to modify its minimum account requirements at any time, with or without prior notice to you.

--------------------------------------------------------------------------------

TIPS TO SUCCESSFULLY COMPLETE YOUR ACCOUNT APPLICATION

o You must provide each account holder's social security number or tax ID number and date of birth on the application to avoid a delay in processing.

o Attach a copy of the trust document when establishing a trust account.

o When establishing an account for your corporation, partnership or self directed retirement plan, please indicate the correct account type to ensure proper tax reporting, and provide a copy of one of the following documents: registered articles of incorporation, government-issued business license, partnership papers, plan documents or other official documentation that verifies the entity and lists the authorized individuals. Failure to provide this documentation may result in a delay in processing your application.

o You must provide a street address (Rydex does not accept P.O. Box only addresses). If any joint owner has a different address than the account registration, please indicate what it is on the application.

o BE SURE TO SIGN THE APPLICATION.

o If you open an account directly with Rydex you will receive a confirmation statement by mail confirming your initial purchase. Review this confirmation carefully to ensure that all of the information is correct. Notify us promptly of any errors.

TRANSACTION INFORMATION
--------------------------------------------------------------------------------

This section provides important information about the procedures that you must follow when you buy, sell or exchange shares of the Funds. You may submit transaction orders to buy, sell or exchange Fund shares on any day that the NYSE is open for business (a "Business Day"). In addition, on any day that the New York Fed or the NYSE closes early, the principal government securities and corporate bond markets close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the SEC, the Funds reserve the right to advance the time on that day NAV is calculated and, correspondingly, the time by which purchase and redemption orders must be received.

TRANSACTION CUT-OFF TIMES

All shareholder transaction orders are processed at the NAV next determined after your transaction order is received with all of the necessary information, sometimes referred to as "good order," by the Funds' transfer agent, distributor, or authorized dealer. The following transaction cut-off times have been established in order to allow the transfer agent appropriate time to report the current day's trading activity to the Funds' Advisor. Any application that is sent to the transfer agent does not constitute a purchase order until the transfer agent processes the application and receives correct payment by check, wire transfer or ACH.

-------------------------------------------------------------------------------------------------
METHOD             FUND                                                       CUT-OFF TIME
-------------------------------------------------------------------------------------------------
By Mail            All Funds                                           Market Close
-------------------------------------------------------------------------------------------------
By Phone           Domestic Equity, Absolute Return Strategies,        Market Close
                   Commodities Strategy, and Hedged Equity Funds
                   ------------------------------------------------------------------------------
                   Strengthening Dollar 2x Strategy and Weakening      3:45 P.M., Eastern Time
                   Dollar 2x Strategy Funds
                   ------------------------------------------------------------------------------
                   Real Estate Fund                                    3:30 P.M., Eastern Time
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
By Internet        Domestic Equity, Absolute Return Strategies,        Market Close
                   Commodities Strategy, and Hedged Equity Funds
                   ------------------------------------------------------------------------------
                   Strengthening Dollar 2x Strategy and Weakening      3:50 P.M., Eastern Time
                   Dollar 2x Strategy Funds
                   ------------------------------------------------------------------------------
                   Real Estate                                         3:45 P.M., Eastern Time
-------------------------------------------------------------------------------------------------
By Financial       All Funds                                           Market Close*
Intermediary
-------------------------------------------------------------------------------------------------

* EACH FINANCIAL INTERMEDIARY MAY HAVE ITS OWN RULES ABOUT SHARE TRANSACTIONS, AND MAY HAVE DIFFERENT CUT-OFF TIMES FOR PROCESSING YOUR TRANSACTION ORDER.

EARLY TRANSACTION CUT-OFF TIMES

On any day that a Fund calculates NAV earlier than normal, as described below, Rydex reserves the right to advance the time on that day by which shareholder transaction orders must be received by the transfer agent.

--------------------------------------------------------------------------------
CALCULATING NAV

The price at which you buy, sell and exchange shares is the net asset value per share, which is also known as NAV, plus any applicable sales charges.

Each Fund calculates its NAV by:

o Taking the current market value of its total assets

o Subtracting any liabilities

o Dividing that amount by the total number of shares owned by shareholders

The Funds calculate NAV once each Business Day as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). If the primary exchange or market where the Funds' securities or other investments trade closes early - such as on days in advance of holidays generally observed by participants in these markets - the Funds may calculate NAV as of the earlier closing time in accordance with the policies set forth in the Funds' SAI. For more information on these early closings, please call 800.820.0888 or visit the Rydex web site - www.rydexinvestments.com.

In calculating NAV, the Funds generally value their investment portfolios based on the market price of the securities as of the time the Funds determine NAV. If market prices are unavailable or the Funds think that they are unreliable, the Funds price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. For example, market prices may be unavailable if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds' NAV calculation. The Funds may view market prices as unreliable when the value of a security has been materially affected by events occurring after the market closes, but prior to the time as of which Funds calculate NAV.

The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

More information about the valuation of the Funds' holdings can be found in the SAI.
--------------------------------------------------------------------------------

TRANSACTIONS THROUGH YOUR FINANCIAL INTERMEDIARY

If you opened your account through a financial intermediary, you will ordinarily submit your transaction orders through that financial intermediary. Your financial intermediary is responsible for ensuring that your transaction order is in good order, and promptly transmitting your order to the Funds. Transaction orders received in good order by your financial intermediary will be processed at the Funds' next determined NAV. Financial intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Each financial intermediary may also have its own rules about minimum initial investment amounts, minimum account balances, share transactions, limits on the number of share transactions you are permitted to make in a given time period, and may have different cut-off times for processing your transaction order. For more information about your financial intermediary's rules and procedures, you should contact your financial intermediary directly.

BUYING FUND SHARES
--------------------------------------------------------------------------------

The Funds offer their shares continuously and investors may submit purchase orders to buy shares on any Business Day. However, Rydex reserves the right to reject or refuse, in whole or in part, any purchase order for Fund shares. Purchase orders, like any other share transaction, are subject to the Funds' transaction cut-off times and will be processed at the NAV next determined after your purchase order is received in good order.

PURCHASE PROCEDURES

The Funds offer you the option to submit purchase orders through your financial intermediary or send purchase orders by mail, fax or internet and send purchase proceeds by check, wire transfer or ACH. The Funds do not accept cash or cash equivalents (such as travelers' checks, money orders or bearer bonds), government checks, third-party checks, starter checks or checks drawn on a line of credit (including credit card convenience checks). Cashiers checks, bank checks, official checks and treasurers' checks less than or equal to $10,000 are also not accepted. Rydex reserves the right to refuse other payment instruments if, in the sole discretion of Fund management, it is deemed to be in the best interest of the Funds. You may buy shares and send your purchase proceeds by any of the methods described below:

------------------------------------------------------------------------------------------------------------
                     INITIAL PURCHASE                             SUBSEQUENT PURCHASES
                     ---------------------------------------------------------------------------------------
BY MAIL              Complete the account application that        Complete the Rydex investment slip
IRA AND OTHER        corresponds to the type of account you are   included with your quarterly statement or
RETIREMENT           opening.                                     send written purchase instructions that
ACCOUNTS REQUIRE                                                  include:
ADDITIONAL           o MAKE SURE TO DESIGNATE THE RYDEX FUND(S)
PAPERWORK.           YOU WANT TO PURCHASE.                        o YOUR NAME

                     o MAKE SURE YOUR INVESTMENT MEETS THE        o YOUR SHAREHOLDER ACCOUNT NUMBER
                     ACCOUNT MINIMUM.
                                                                  o THE RYDEX FUND(S) YOU WANT TO PURCHASE.
CALL RYDEX CLIENT
SERVICES TO          ---------------------------------------------------------------------------------------
REQUEST A            Make your check payable to RYDEX INVESTMENTS.
RETIREMENT           ---------------------------------------------------------------------------------------
ACCOUNT INVESTOR     Your check must be drawn on a U.S. bank and payable in U.S. Dollars.
APPLICATION KIT.     ---------------------------------------------------------------------------------------
                     Include the name of the Rydex Fund(s) you want to purchase on your check.
                     IF YOU DO NOT SPECIFY WHICH RYDEX FUND(S) YOU WANT TO PURCHASE, YOUR INVESTMENT WILL
                     BE CREDITED TO THE RYDEX U.S. GOVERNMENT MONEY MARKET FUND, WHICH IS OFFERED IN A
                     SEPARATE PROSPECTUS.
                     ---------------------------------------------------------------------------------------
                     Mail your application and check to:          Mail your written purchase instructions
                                                                  and check to:
------------------------------------------------------------------------------------------------------------
                     MAILING ADDRESS:
                     Rydex Investments
                     Attn: Ops. Dept.
                     9601 Blackwell Road, Suite 500
                     Rockville, MD 20850
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
                     INITIAL PURCHASE                             SUBSEQUENT PURCHASES
                     ---------------------------------------------------------------------------------------
                     Submit new account paperwork, and then       Be sure to designate in your wire
                     call Rydex to obtain your account number.    instructions the Rydex Fund(s) you want to
                                                                  purchase.
                     o MAKE SURE TO DESIGNATE THE RYDEX FUND(S)
BY WIRE              YOU WANT TO PURCHASE.

                     o MAKE SURE YOUR INVESTMENT MEETS THE
                     ACCOUNT MINIMUM.
                     ---------------------------------------------------------------------------------------
RYDEX CLIENT         To obtain "same-day credit" (to get that Business Day's NAV) for your purchase order,
SERVICES PHONE       YOU MUST CALL RYDEX CLIENT SERVICES AND PROVIDE THE FOLLOWING INFORMATION PRIOR TO THE
NUMBER:              TRANSACTION CUT-OFF TIME FOR THE RYDEX FUND(S) YOU ARE PURCHASING:
800.820.0888
OR                   o Account Number
301.296.5406
                     o Fund Name

                     o Amount of Wire

                     o Fed Wire Reference Number (upon request)

                     You will receive a confirmation number to verify that your purchase order has been accepted.

                     IF YOU DO NOT NOTIFY RYDEX CLIENT SERVICES OF THE INCOMING WIRE, YOUR PURCHASE ORDER
                     WILL NOT BE PROCESSED UNTIL THE BUSINESS DAY FOLLOWING THE RECEIPT OF THE WIRE.

                     WIRE INSTRUCTIONS:
                     U.S. Bank
                     Cincinnati, OH
                     Routing Number: 0420-00013
                     For Account of: Rydex Investments
                     Account Number: 48038-9030
                     [Your Name]
                     [Your shareholder account number]

                     IF YOU DO NOT SPECIFY THE RYDEX FUND(S) YOU WANT TO PURCHASE, YOUR INVESTMENT WILL BE
                     CREDITED TO THE RYDEX U.S. GOVERNMENT MONEY MARKET FUND, WHICH IS OFFERED IN A
                     SEPARATE PROSPECTUS.
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
                     INITIAL PURCHASE                             SUBSEQUENT PURCHASES
                     ---------------------------------------------------------------------------------------
                     Submit new account paperwork, and then       SUBSEQUENT PURCHASES MADE VIA ACH MUST BE
                     call Rydex to obtain your account number.    A MINIMUM OF $50. To make a subsequent
BY ACH               Be sure to complete the "Electronic          purchase send written purchase
(FAX)                Investing via ("ACH")" section.  Then, fax   instructions that include:
                     it to Rydex (ONLY Individual, Joint and
                     UGMA/UTMA accounts may be opened by fax).    o YOUR NAME

RYDEX FAX NUMBER:                                                 o YOUR SHAREHOLDER ACCOUNT NUMBER
301.296.5103         o MAKE SURE TO INCLUDE A LETTER OF
                     INSTRUCTION REQUESTING THAT WE PROCESS       o THE RYDEX FUND(S) YOU WANT TO PURCHASE
                     YOUR PURCHASE BY ACH.
                                                                  o ACH BANK INFORMATION (IF NOT ON RECORD).
                     o MAKE SURE TO DESIGNATE THE RYDEX FUND(S)
                     YOU WANT TO PURCHASE.

                     o MAKE SURE YOUR INVESTMENT MEETS THE
                     ACCOUNT MINIMUM.
-----------------------------------------------------------------------------------------------------------
BY ACH (INTERNET)    Follow the directions on the Rydex web site - www.rydexinvestments.com
-----------------------------------------------------------------------------------------------------------

CANCELLED PURCHASE ORDERS

Rydex will ordinarily cancel your purchase order under the following circumstances:

o if your bank does not honor your check for any reason

o if the transfer agent (Rydex) does not receive your wire transfer

o if the transfer agent (Rydex) does not receive your ACH transfer

o if your bank does not honor your ACH transfer

IF YOUR PURCHASE ORDER IS CANCELLED FOR ANY OF THESE REASONS, YOU WILL NOT BE ENTITLED TO BENEFIT FROM ANY INCREASE IN NAV THAT THE FUND(S) MAY HAVE EXPERIENCED FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION. IN ADDITION, IF THE FUND(S) NAV DECREASES IN VALUE FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION, THE FUND(S) WILL HOLD YOU LIABLE FOR ANY LOSSES THAT IT INCURS AS A RESULT OF YOUR CANCELLED ORDER.

SELLING FUND SHARES
--------------------------------------------------------------------------------

The Funds redeem their shares continuously and investors may sell their shares back to the Funds on any Business Day. You may redeem all or any portion of your Fund shares at the Funds' next determined NAV calculated after your redemption order is received in good order by the transfer agent. Redemption orders, like any other share transaction, are subject to the Funds' transaction cut-off times and will be processed at the NAV next determined after your redemption order is received in good order by the transfer agent.

The Funds may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the U.S. Securities and Exchange Commission (the "SEC"). The Funds reserve the right to pay part of your redemption proceeds in liquid securities with a market value equal to the redemption price.

REDEMPTION PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Funds also offer you the option to send redemption orders to Rydex by:

--------------------------------------------------------------------------------
              Rydex Investments
              Attn: Ops. Dept.
    MAIL      9601 Blackwell Road, Suite 500
              Rockville, MD 20850
--------------------------------------------------------------------------------
              301.296.5103
              If you send your redemption order by fax, you must call Rydex
    FAX       Client Services at 800.820.0888 or 301.296.5406 to verify that your fax was received and when it will be processed.
--------------------------------------------------------------------------------
 TELEPHONE    800.820.0888 or 301.296.5406 (not available for retirement accounts)
--------------------------------------------------------------------------------

Whether you transmit your redemption order by mail, fax or telephone, you must include the following information in your redemption order:

o your name

o your shareholder account number

o Fund name(s)

o dollar amount or number of shares you would like to sell

o whether you want your sale proceeds sent to you by check, wire or ACH (a new alternate payee or new wire instructions may require a signature guarantee)

o signature of account owner(s) (not required for telephone redemptions)

You may only place a redemption order if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to make redemptions from the account. You will receive a confirmation number for your redemption. Please retain it for your records.

DISTRIBUTIONS FROM QUALIFIED RETIREMENT ACCOUNTS

Distributions  from your  tax-qualified  plan or individual  retirement  account
(IRA) may have adverse tax consequences to you. You should consult your tax adviser before redeeming shares and making distributions from your tax-qualified plan or IRA account. All requests for distributions of redemption proceeds from tax-qualified plan and IRA accounts must be in writing. All distributions from tax-qualified plans and IRAs are subject to tax withholding rules.

RECEIVING YOUR REDEMPTION PROCEEDS

Your redemption proceeds normally will be sent within seven days of the transfer agent receiving your request. For redemption orders that settle on federal bank holidays, your redemption proceeds will be sent on the next Business Day following the holiday. FOR INVESTMENTS MADE BY CHECK OR ACH (NOT WIRE PURCHASES), PAYMENT OF REDEMPTION PROCEEDS MAY BE DELAYED UNTIL THE TRANSFER AGENT IS REASONABLY SATISFIED THAT YOUR PURCHASE HAS CLEARED. IT MAY TAKE UP TO 15 DAYS FOR YOUR PURCHASE TO CLEAR.

All redemptions will be mailed to your address of record, sent electronically via ACH or wired to your bank account of record. You may request overnight mail service for an additional fee. If you request payment of redemption proceeds to a third party or to a location other than your address of record or bank account of record, your redemption request must be IN WRITING AND MUST INCLUDE A SIGNATURE GUARANTEE AND MAY NOT BE FAXED.

--------------------------------------------------------------------------------
SIGNATURE GUARANTEES

Signature guarantees help protect you and your account against fraud. You can obtain a signature guarantee at most banks and financial intermediaries. A notary public cannot provide a signature guarantee. You may not use fax to transmit a signature guarantee to the Funds.
--------------------------------------------------------------------------------

FREQUENT TRADING AND REDEMPTION FEE POLICY

In an effort to discourage short-term trading and defray costs incurred by shareholders as a result of same, the Multi-Cap Core Equity Fund, Sector Rotation Fund, Absolute Return Strategies Fund, Commodities Strategy Fund and Hedged Equity Fund charge a 1.00% redemption fee on redemptions of shares that have been held for less than thirty (30) days. The fee is deducted from the sale proceeds and cannot be paid separately, and any proceeds of the fee are credited to the assets of the applicable Fund. The fee does not apply to shares purchased with reinvested dividends or distributions. In determining how long shares of a Fund have been held, the Fund assumes that shares held by the investor the longest period of time will be sold first. The redemption fee is applicable to Fund shares purchased either directly or through a financial intermediary, such as a broker-dealer. Transactions through financial intermediaries typically are placed with a Fund on an omnibus basis and include both purchase and sale transactions placed on behalf of multiple investors. The Funds request that financial intermediaries assess the redemption fee on customer accounts and collect and remit the proceeds to the Funds. However, the Funds recognize that due to operational and systems limitations, intermediaries' methods for tracking and calculating the fee may be inadequate or differ in some respects from the Funds.' Therefore, to the extent that financial intermediaries are unable to collect the redemption fee, the Funds may not be able to defray the expenses associated with short-term trades made by that financial intermediary's customers.

The Multi-Cap Core Equity Fund, Sector Rotation Fund, Absolute Return Strategies Fund, Commodities Strategy Fund and Hedged Equity Fund reserve the right to waive the redemption fee in their discretion where either a Fund believes such waiver is in the best interests of the Fund, including certain categories of redemptions that the Fund reasonably believes may not raise frequent trading or market timing concerns or where the financial intermediary's processing systems are unable to properly apply the redemption fee. These categories currently include: (i) participants in certain group retirement plans whose processing systems are incapable of properly applying the redemption fee to underlying shareholders; (ii) redemptions resulting from certain transfers upon the death of a shareholder; (iii) redemptions by certain pension plans as required by law or by regulatory authorities; (iv) systematic redemptions, (v) retirement loans and withdrawals, and (vi) redemptions in accounts participating in certain approved asset allocation programs.

LOW BALANCE ACCOUNTS

To offset the administrative expense of servicing small accounts, the Funds may impose, without additional notice, an administrative fee of $15 per year during periods where your account balance falls below the account minimum requirements for any reason. The Funds may redeem your shares if the value of your account falls below the required minimum investment amount. However, the Funds will provide you with at least 30 days' written notice to allow you sufficient time to add to your account and avoid the redemption of your shares.

EXCHANGING FUND SHARES
--------------------------------------------------------------------------------

Unlike most mutual funds, the Real Estate Fund, Strengthening Dollar 2x Strategy Fund and Weakening Dollar 2x Strategy Fund offer unlimited exchange privileges with no minimum holding periods or transaction fees. An exchange is when you sell shares of one Rydex Fund and use the proceeds from that sale to purchase shares of another Rydex Fund. Investors may make exchanges on any Business Day of H-Class Shares of any Rydex Fund for H-Class, Investor Class or Advisor Class Shares of any other Rydex Fund, on the basis of the respective NAVs of the shares involved. Exchange requests, like any other share transaction, will be processed at the NAV next determined after your exchange order is received in good order. Exchanges involving other Rydex Funds not included in this Prospectus may be subject to different transaction cut-off times. All exchange requests must be received by the Funds' transfer agent prior to the cut-off time of the Fund you are exchanging out of or the Rydex Fund you are exchanging into, whichever is earlier, to be processed at that Business Day's NAV. See "Exchanges with Other Rydex Funds" below for additional information. The exchange privilege may be modified or discontinued at any time.

EXCHANGE PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Funds also offer you the option to send exchange requests to Rydex by:

--------------------------------------------------------------------------------
            Rydex Investments
            Attn: Ops. Dept.
MAIL        9601 Blackwell Road, Suite 500
            Rockville, MD 20850
--------------------------------------------------------------------------------
            301.296.5101
FAX         If you send your exchange request by fax, you must call Rydex
            Client Services at 800.820.0888 to verify that your fax was received and when it will be processed.
--------------------------------------------------------------------------------
TELEPHONE   800.820.0888 OR 301.296.5406
--------------------------------------------------------------------------------
INTERNET    Follow the directions on the Rydex web site -
            www.rydexinvestments.com
--------------------------------------------------------------------------------

Whether you transmit your exchange request by mail, fax, telephone or internet, you must include the following information in your exchange request:

o your name

o your shareholder account number

o Fund name(s) you are exchanging out of (selling) and Fund name(s) you are exchanging into (buying)

o dollar amount, number of shares or percentage of Fund position involved in the exchange

o signature of account owner(s) (not required for telephone or internet exchanges)

You may only place exchange orders if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to trade the account. You will receive a confirmation number for your exchange. Please retain it for your records.

MINIMUM EXCHANGE AMOUNTS

The minimum amount for an exchange is either $1,000 or 100% of the Fund position from which the exchange is coming, whichever is less. If you are exchanging the minimum amount, you may not split the proceeds between multiple Rydex Funds. If you place exchange transactions in shares or in percentages, the minimum exchange amount still applies. This minimum may be waived for accounts that are part of an asset allocation strategy.

EXCHANGES WITH OTHER RYDEX FUNDS

On any Business Day, investors may make exchanges of H-Class Shares of the Funds for Investor Class Shares or H-Class Shares (or Advisor Class if applicable) of any Rydex Fund not offered in this Prospectus. WHILE MOST RYDEX FUNDS OFFER UNLIMITED EXCHANGE PRIVILEGES WITH NO MINIMUM HOLDING PERIODS OR TRANSACTION FEES, CERTAIN RYDEX FUNDS DO NOT ALLOW FOR UNLIMITED TRADING. IF YOU ARE CONTEMPLATING AN EXCHANGE FOR SHARES OF ANY RYDEX FUND NOT OFFERED IN THIS PROSPECTUS, YOU SHOULD OBTAIN AND REVIEW THAT RYDEX FUND'S CURRENT PROSPECTUS BEFORE MAKING THE EXCHANGE. You can obtain a prospectus for any Rydex Fund not offered in this Prospectus by calling 800.820.0888 or 301.296.5406 or visiting the Rydex web site at www.rydexinvestments.com.

RYDEX ACCOUNT POLICIES
--------------------------------------------------------------------------------

SHAREHOLDER IDENTIFICATION AND VERIFICATION

Federal regulations may require the Funds to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open accounts for corporations or other entities. The Funds may use this information to attempt to verify your identity. The Funds may not be able to establish an account if the necessary information is not received. The Funds may also place limits on account transactions while it is in the process of attempting to verify your identity. Additionally, if the Funds are unable to verify your identity after your account is established, the Funds may be required to redeem your shares and close your account.

Rydex provides accounts for U.S. citizens and resident aliens. We will not open a new account for any non-resident aliens (natural person or entity). If you are unsure of your status please consult your tax adviser. Non-resident aliens may hold Rydex Funds through a financial intermediary, subject to that financial intermediary's requirements.

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under applicable law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interests of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

CHANGES TO YOUR ACCOUNT

For information on what is required to make changes and/or additions to your account, and to obtain the appropriate forms, please visit the Rydex web site at www.rydexinvestments.com or call 800.820.0888 or 301.296.5406. If you own shares that are registered in your intermediary's name, and you want to transfer the registration to another intermediary or want the shares registered in your name, then you should contact your intermediary for instructions on how to make this change.

TRANSACTIONS OVER TELEPHONE OR INTERNET

Internet and telephone transactions are extremely convenient, but are not risk free. To ensure that your internet and telephone transactions are safe, secure, and as risk-free as possible, the Rydex Funds have instituted certain safeguards and procedures for determining the identity of web site users (including the use of secure passwords and 128-bit encryption technology) and telephone callers and authenticity of instructions. As a result, neither the Funds nor their transfer agent will be responsible for any loss, liability, cost, or expense for following internet, telephone or wire instructions they reasonably believe to be genuine. If you or your intermediaries make exchange requests by telephone or internet, you will generally bear the risk of any loss. Neither the Funds, nor their transfer agent, are responsible for internet transactions that are not received.

During periods of unusually high market activity or other times, it may be difficult to reach Rydex by telephone or access our internet site. Rydex and its affiliates will not be liable for any losses resulting from a cause over which Rydex or its affiliates do not have direct control, including but not limited to the failure of electronic or mechanical equipment or communication lines, telephone or other interconnect problems (e.g. if you are unable to access your online service provider), input errors on the internet, severe weather, facilities emergencies, earthquakes, floods and strikes or other labor problems. If you are not able to reach Rydex by your regular medium, consider sending written instructions.

STATEMENTS & CONFIRMATIONS

You will receive statements and trade confirmations of your investment transactions. You may elect to suppress trade confirmations by requesting this option in writing or via the internet. You may choose to receive your confirmations and/or statements either by mail or electronically.

EDELIVERY SERVICES

eDelivery offers shareholders the convenience of receiving most communications (such as trade confirmations, statements, prospectuses and shareholder reports, etc.) from the Funds through the web via email notification. For more information on eDelivery, please visit the Rydex web site at www.rydexinvestments.com. The Funds reserve the right to discontinue your
eDelivery   service  if  two  (2)  or  more  e-mail   notices  are  returned  as
undeliverable.

RYDEX EXPRESS LINE - 1(800) 717-7776

You may access information about the Rydex Funds and your Rydex account anytime with the Rydex Express Line. This automated line gives you telephone access to Rydex Fund information including NAVs, daily factors, fund assets and distributions as well as balance and history information on your Rydex account.

SERVICE AND OTHER FEES

Rydex may charge the following administrative fees for services associated with the following:

o $15 for wire transfers of redemption proceeds under $5,000

o $50 on purchase checks returned for insufficient funds

o $25 to stop payment of a redemption check within 10 Business Days of the settlement date

o $15 for standard overnight packages (fee may be higher for special delivery options)

o $25 for bounced draft checks or ACH transactions

o $15 per year for low balance accounts

o The Funds reserve the right, upon notice, to charge you a fee to cover the costs of special requests for information that require extensive research or employee resources. Such requests could include a request for historical account transcripts or the retrieval of a significant number of documents.

Rydex reserves the right to change any of these fees or add additional service fees at any time.

RETIREMENT ACCOUNT FEES

Certain retirement plans such as IRA, SEP, Roth IRA and 403(b) accounts, are charged an annual $15 maintenance fee. Upon liquidating your retirement account, a $15 account-closing fee (and any unpaid annual maintenance fee) will be deducted from the proceeds of your redemption. You may pay the annual maintenance fee at any time during the calendar year by sending Rydex a check. If the annual maintenance fee is not paid separately prior to December, it will be deducted from you account.

FREQUENT PURCHASES AND REDEMPTION OF FUND SHARES

Because the Real Estate, Strengthening Dollar 2x Strategy, and Weakening Dollar 2x Strategy Funds are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transaction fees, the Funds' Board of Trustees has not adopted policies and procedures designed to prevent market timing or to monitor for frequent purchases and redemptions of Fund shares. A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.

Unlike most other Rydex Funds, the Multi-Cap Core Equity, Sector Rotation, Absolute Return Strategies, Commodities Strategy and Hedged Equity Funds are not suitable for purchase by active investors. Each Fund is intended for long-term investment purposes only and discourages shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Funds may present risks to the Funds' long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Funds' investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Funds to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. Consequently, the Board of Trustees has adopted policies and procedures designed to prevent frequent purchases and redemptions of shares of the Funds.

The Advisor will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Funds' policies and procedures described in this Prospectus and approved by the Funds' Board of Trustees.

With respect to the Multi-Cap Core Equity, Sector Rotation, Absolute Return Strategies, Commodities Strategy and Hedged Equity Funds, the Board of Trustees has also approved a redemption fee of 1% of the total redemption amount to be imposed uniformly on all Fund shares redeemed within thirty (30) days of buying them (either by purchase or exchange) subject to the limitations discussed below. See "Frequent Trading and Redemption Fee Policy" for additional information. For purposes of applying the Funds' policies, the Advisor may consider the trading history of accounts under common ownership or control. In addition, the Funds reserve the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Advisor reasonably believes that the trading activity would be harmful or disruptive to the Funds.

Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Funds will occur, particularly with respect to trades placed by shareholders that invest in the Funds through omnibus accounts maintained by brokers, retirement plan accounts and other financial intermediaries. The Funds' access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. As a result, the Funds cannot assure that their policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares), and as a result frequent trading could adversely affect the Funds and their long-term shareholders as discussed above.

RIGHTS RESERVED BY THE FUNDS

The Funds reserve the right to close your account in cases of suspected fraudulent or illegal activity in accordance with applicable law. This action may be taken when, in the sole discretion of Fund management, it is deemed to be in the best interest of the Funds or in cases where the Funds are requested or compelled to do so by applicable law. If your account is closed at the request of governmental or law enforcement authority or pursuant to applicable law, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

DISTRIBUTION AND SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

The Funds have adopted a Distribution Plan and a Shareholder Services Plan with respect to H-Class Shares that allows the Funds to pay distribution and/or services fees to Rydex Distributors, Inc. (the "Distributor") and other firms that provide distribution and/or shareholder services ("Service Providers"). The Funds will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. If a Service Provider provides shareholder services, the Funds will pay service fees to the Distributor at an annual rate not to exceed 0.25% of the average daily net assets of a Fund. The Distributor will, in turn, pay the Service Provider for the services it provides. Because the Funds pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.

COMPENSATION TO DEALERS

The Advisor, at its expense, may provide compensation to financial intermediaries for the sale of Fund shares. These payments may be made, at the discretion of the Advisor, to certain dealers who have sold shares of the Rydex Funds. The level of payments made to dealers will generally vary, but may be significant. These payments may provide an incentive for dealers to sell shares of the Rydex Funds and promote the retention of their customer's assets in the Funds. Any payments described above will not change the price paid by investors for the purchase of the applicable Rydex Fund's shares or the amount that any particular Rydex Fund will receive as proceeds from such sales. The Advisor determines the extent of such payments in its sole discretion in response to requests from dealer firms, based on factors it deems relevant, such as the dealer's sales, assets, share class utilized and the quality of the dealer's relationship with the Advisor. The Advisor periodically determines the advisability of continuing these payments. The Advisor may also pay expenses associated with meetings that facilitate educating financial advisers and shareholders about the Rydex Funds that are conducted by dealers.

DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

TIMING OF PAYMENTS

Income dividends, if any, are paid at least annually by each of the Funds. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Funds may declare and pay dividends on the same date. The Funds make distributions of capital gains, if any, at least annually. The Funds, however, may declare a special capital gains distribution if the Board of Trustees believes that such a distribution would be in the best interest of the shareholders of a Fund.

DIVIDEND PAYMENT OPTIONS

Dividends and distributions will be paid in the form of additional Fund shares unless you have elected to receive payment in cash. If you did not elect to receive cash payments of dividends and distributions on your application, you must notify the Funds in writing to change your election prior to the date of the next distribution. Your election will become effective for dividends paid after the Funds receive your written notice. To cancel your election, simply send written notice to the Funds. Dividends and distributions with values of $10 or less may be automatically reinvested.

TAX INFORMATION
--------------------------------------------------------------------------------

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE SAI. YOU ARE URGED TO CONSULT YOUR TAX ADVISER REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES.

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded to regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

TAX STATUS OF DISTRIBUTIONS

o Each Fund will, at least annually, distribute substantially all of its net investment income and net capital gains income.

o The income dividends and short-term capital gains distributions you receive from the Funds will be taxed as either ordinary income or qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income.

o Any long-term capital gains distributions you receive from a Fund are taxable as long-term capital gains regardless of how long you have owned your shares. Long-term capital gains are currently taxed at a maximum rate of 15%.

o Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

o Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares.

o Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by a Fund from U.S. corporations, subject to certain limitations.

o Long-term capital gains distributions will result from gains on the sale or exchange of capital assets held by a Fund for more than one year.

o Distributions paid in January but declared by a Fund in October, November or December of the previous year may be taxable to you in the previous year.

o A Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gain distributions shortly after the close of each calendar year.

o If you hold your shares in a tax-qualified retirement account, you generally will not be subject to federal taxation on Fund distributions until you begin receiving distributions from your retirement account. You should consult your tax adviser regarding the tax rules that apply to your retirement account.

o With respect to investments by the Absolute Return Strategies, Hedged Equity and Sector Rotation Funds, some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these withholding taxes is recoverable, the non-recovered portion will reduce the income received from the securities in these Funds. In addition, these Funds may be able to pass along a tax credit for foreign income taxes that they pay. A Fund will provide you with the information necessary to reflect foreign taxes paid on your income tax return if it makes this election.

TAX STATUS OF SHARE TRANSACTIONS

EACH SALE, EXCHANGE, OR REDEMPTION OF FUND SHARES MAY BE A TAXABLE EVENT TO YOU. For tax purposes, an exchange of Fund shares for shares of a different Rydex Fund is treated the same as a sale. You should consider the tax consequences of any redemption or exchange before making such a request, especially with respect to redemptions if you invest in the Funds through a tax-qualified retirement plan.

STATE TAX CONSIDERATIONS

A Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for federal income tax purposes. In addition to federal taxes, distributions by the Funds and ownership of Fund shares may be subject to state and local taxes. You should consult your tax adviser regarding how state and local tax laws affect your investment in Fund shares.

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

INVESTMENT ADVISOR

Rydex Investments is located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850 and serves as investment adviser of the Funds. The Advisor has served as the investment adviser of the Rydex Funds since each Rydex Fund's inception, and also serves as sub-adviser to several other mutual funds.

The  Advisor  makes  investment  decisions  for  the  assets  of the  Funds  and continuously reviews, supervises, and administers each Fund's investment program. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. Pursuant to an investment advisory agreement between the Trust and the Advisor, the Funds paid the Advisor a fee for the fiscal year ended March 31, 2007 at an annualized rate based on the average daily net assets of each Fund, as set forth below:

FUND                                                                ADVISORY FEE
--------------------------------------------------------------------------------

MULTI-CAP CORE EQUITY                                                     .XX%*

SECTOR ROTATION                                                           .XX%

ABSOLUTE RETURN STRATEGIES                                                .XX%

COMMODITIES STRATEGY                                                      .XX%**

HEDGED EQUITY                                                             .XX%

REAL ESTATE                                                               .XX%

STRENGTHENING DOLLAR 2x STRATEGY                                          .XX%

WEAKENING DOLLAR 2x STRATEGY                                              .XX%

* REPRESENTS THE BASE MANAGEMENT FEE THAT IS SUBJECT TO A PERFORMANCE ADJUSTMENT SO THAT THE BASE FEE CAN INCREASE TO A MAXIMUM OF 0.90% OR DECREASE TO A MINIMUM OF 0.50%, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE FUND RELATIVE TO THE RUSSELL 3000(R) INDEX (THE "INDEX"). THE INDEX MEASURES THE PERFORMANCE OF THE 3,000 LARGEST U.S. COMPANIES BASED ON TOTAL MARKET CAPITALIZATION, WHICH REPRESENTS APPROXIMATELY 98% OF THE INVESTABLE U.S. EQUITY MARKET. THE PERFORMANCE COMPARISON WILL BE MADE FOR A ROLLING 12-MONTH PERIOD, WITH PERFORMANCE ADJUSTMENTS MADE AT THE END OF EACH MONTH BEGINNING JUNE 30, 2004. THE 12-MONTH COMPARISON PERIOD WILL ROLL OVER WITH EACH SUCCEEDING MONTH, SO
THAT IT WILL ALWAYS EQUAL 12 MONTHS, ENDING WITH THE MONTH FOR WHICH THE PERFORMANCE ADJUSTMENT IS BEING COMPUTED. FOR EVERY 0.0375% OF DIFFERENCE BETWEEN THE PERFORMANCE OF THE FUND AND THE PERFORMANCE OF THE INDEX, THE ADVISOR'S FEE WILL BE ADJUSTED UPWARDS OR DOWNWARDS BY 0.01%. THE MAXIMUM ANNUALIZED PERFORMANCE ADJUSTMENT IS +/- 0.20%.

** EFFECTIVE MAY 1, 2007, RYDEX CONTRACTUALLY AGREED TO CONTINUE TO WAIVE ITS MANAGEMENT FEE TO THE EXTENT NECESSARY TO LIMIT THE ORDINARY OPERATING EXPENSES OF THE FUND (BUT EXCLUDING INTEREST EXPENSES, BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES) TO NOT MORE THAN 1.20% PER ANNUM OF THE AVERAGE MONTHLY NET ASSETS OF THE FUND (THE "CONTRACTUAL FEE WAIVER"). THE CONTRACTUAL FEE WAIVER MAY NOT BE MODIFIED OR ELIMINATED PRIOR TO AUGUST 1, 2008, EXCEPT WITH THE APPROVAL OF THE BOARD OF TRUSTEES. THERE IS NO GUARANTEE THAT THE CONTRACTUAL FEE WAIVER WILL CONTINUE BEYOND AUGUST 1, 2008.

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the members of the Board of Trustees who are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

As part of its agreement with the Trust, the Advisor will pay all expenses of the Absolute Return Strategies Fund and Hedged Equity Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest expense, taxes (expected to be de minimis), brokerage commissions and other expenses connected with execution of portfolio transactions, short dividend expenses, and extraordinary expenses.

A discussion regarding the basis for the Board's August 2006 approval of the Funds' investment advisory agreement is available in the Funds' March 31, 2007 Annual Report to Shareholders, which covers the period April 1, 2006 to March 31, 2007. A discussion regarding the basis for the Board's August 2007 approval of the Funds' investment advisory agreement will be available in the Funds' September 30, 2007 Semi-Annual Report to Shareholders, which covers the period April 1, 2007 to September 30, 2007.

PORTFOLIO MANAGEMENT

Mike Byrum, President and Chief Investment Officer ("CIO") of Rydex Investments, leads the Portfolio Department. Mr. Byrum's senior management team, called the Investment Leadership Team ("ILT"), consists of five investment professionals that are responsible for overseeing different functions within the Portfolio Department. Those members include Michael Dellapa as the Director of Research, Douglas Holmes as the Strategic Advisor, James King as the Director of Portfolio Management, David Reilly as the head of Portfolio Strategies, and Stephen Sachs as the Director of Trading. The role of the ILT is to set the overall policies of the Portfolio Department with respect to investment strategies and business development. The remainder of the Portfolio Department reports to the members of the ILT, and consists of a team of approximately 16 investment professionals that focus on research, trading, and implementing the portfolios.

On a day-to-day basis the following three individuals are jointly and primarily responsible for the management of the Funds.

MICHAEL P. BYRUM, CFA, President and CIO of Rydex Investments - As the CIO, Mr. Byrum has ultimate responsibility of the management of the Funds. He has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as Chief Investment Officer of Rydex Investments since 2000. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the OTC, Precious Metals, Government Long Bond 1.2x Strategy, Inverse Government Long Bond Strategy, Inverse S&P 500 Strategy and Inverse OTC Strategy Funds, and helped to create the Sector Funds, which are offered in a separate prospectus. He was named Vice President of Portfolio for Rydex
Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex Investments, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts. Mr. Byrum has co-managed each Fund since its inception.

JAMES R. KING, CFA, Director of Portfolio Management - Mr. King is responsible for a team of portfolio managers who manage all of the Rydex Funds. He joined Rydex Investments in 1996 and was promoted to assistant portfolio manager in 1997. In 1998, he became a portfolio manager and was promoted in 2001 to senior portfolio manager and currently serves as director of portfolio management. Prior to joining Rydex Investments, Mr. King worked as a registered representative at DMG Securities. He holds a degree in finance from the University of Maryland. Mr. King has co-managed each Fund since its inception.

MICHAEL J. DELLAPA, CFA, Director of Investment Research - Mr. Dellapa joined Rydex Investments in 2000 as a Research Analyst and was promoted to portfolio manager in 2003.

During his tenure as a portfolio manager, he had direct oversight for the Russell 2000(R) 1.5x Strategy, Healthcare, Biotechnology, and Consumer Products Funds, which are offered in a separate prospectus. In 2005, Mr. Dellapa became Director of Investment Research. Since joining Rydex Investments, Mr. Dellapa has played a key role in developing research processes and systems to enhance current funds and develop new investment products. Prior to joining Rydex Investments, he worked as an equity analyst for Invista Capital and systems analyst for Accenture. He holds an engineering degree from the University of Maryland and MBA from the University of Chicago. Previously, he was owner/consultant of Dellapa Consulting Inc. as well as a senior consultant and an analyst at Andersen Consulting. Mr. Dellapa has co-managed the Funds since September 2005.

Mr. Dellapa oversees the creation of the processes used to select investments. Mr. King oversees the day-to-day management of all of the Rydex Funds. Mr. Byrum generally oversees all aspects of the day-to-day management of the Rydex Funds and reviews the activities of Messrs. King and Dellapa.

Additional  information  about  the  portfolio  managers'  compensation,   other
accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds is available in the SAI.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds' financial performance for the period of operations of the Funds' H-Class Shares. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information provided below for the period ending March 31, 2007 has been audited by Ernst & Young, LLP, whose report, along with the financial statements and related notes, appear in the Trust's 2007 Annual Report. The 2007 Annual Report is available by telephoning the transfer agent at
800.820.0888 or 301.296.5100. The 2007 Annual Report is incorporated by reference in the SAI.

[FINANCIAL HIGHLIGHTS TO BE INSERTED HERE]

INDEX PUBLISHERS INFORMATION

Goldman, Sachs and Co. and The New York Board of Trade (the "Index Publishers") do not sponsor, endorse, sell or promote any Rydex Fund and make no representation or warranty, implied or express, to the investors in the Funds, or any members of the public, regarding:

      o the advisability of investing in index funds;

      o the ability of any index to track stock market performance;

      o the accuracy and/or the completeness of the aforementioned indices or any data included therein;

      o the results to be obtained by any of the Funds, the investors in the Funds, or any person or entity from the use of the indices or data included therein; and

      o the merchantability or fitness for a particular purpose for use with respect to the indices or any data included therein.

Further, none of the Index Publishers:

      o Recommend that any person invest in the Funds or any other securities;

      o Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Funds, including calculation of NAV;

      o Have any responsibility or liability for the administration, management or marketing of the Funds;

      o Consider the needs of the Funds or the investors in the Funds in determining, composing or calculating the indexes or has any obligation to do so;

      o Will have any liability in connection with the Funds or for any errors, omissions or interruptions in connection with the indexes or the related data;

      o Will be liable for any lost profits or indirect punitive, special or consequential damages or losses, even if such Index Publisher knows that they might occur.

"New York Board of Trade," "NYBOT," "The U.S. Dollar Index," and "USDX," are trademarks or service marks of the Board of Trade of the City of New York, Inc. and have been licensed for use by Rydex Investments. The Rydex Funds are not sponsored, endorsed, sold or promoted by the New York Board of Trade and the New York Board of Trade makes no representation regarding the advisability of investing in the Rydex Funds.

More information about the Index Publishers is located in the SAI.

Additional and more detailed information about the Funds is included in the SAI dated August 1, 2007. The SAI has been filed with the SEC and is incorporated by reference into the Prospectus and, therefore, legally forms a part of this Prospectus. The SEC maintains the EDGAR database on its Web site ("http://www.sec.gov") that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. You may also review and copy documents at the SEC, upon payment of a duplication fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

You may obtain a copy of the SAI on the Annual or Semi-Annual Reports, without charge by calling 800.820.0888 or by writing to Rydex Series Funds, at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. Additional information about the Funds' investments is available in the Annual and Semi-Annual Reports. Also, in the Funds' Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affects the Funds' performance during their last fiscal year.

NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE TRUST'S SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE TRUST OR RYDEX INVESTMENTS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

The Trust's SEC registration number is 811-07584.

[RYDEXINVESTMENTS LOGO]
[ESSENTIAL FOR MODERN MARKETS(TM)]

9601 Blackwell Road
Suite 500
Rockville, MD 20850
800.820.0888
www.rydexinvestments.com

--------------------------------------------------------------------------------
          PLEASE SEE THE RYDEX PRIVACY POLICIES INSIDE THE BACK COVER.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                              RYDEX SERIES FUNDS

                           INVESTOR AND H-CLASS SHARES PROSPECTUS AUGUST 1, 2007

--------------------------------------------------------------------------------
                              DOMESTIC EQUITY FUNDS
--------------------------------------------------------------------------------

NOVA                                                    INVERSE MID-CAP STRATEGY
S&P 500                                              (Formerly, Inverse Mid-Cap)
INVERSE S&P 500 STRATEGY                           RUSSELL 2000(R) 1.5x STRATEGY
(Formerly, Inverse S&P 500)                (Formerly, Russell 2000(R) Advantage)
OTC                                                              RUSSELL 2000(R)
INVERSE OTC STRATEGY                            INVERSE RUSSELL 2000(R) STRATEGY
(Formerly, Inverse OTC)                      (Formerly, Inverse Russell 2000(R))
MID-CAP 1.5x STRATEGY
(Formerly, Mid-Cap Advantage)

--------------------------------------------------------------------------------
                           INTERNATIONAL EQUITY FUNDS
--------------------------------------------------------------------------------

EUROPE 1.25x STRATEGY                                       JAPAN 1.25x STRATEGY
(Formerly, Europe Advantage)                         (Formerly, Japan Advantage)

--------------------------------------------------------------------------------
                                       FIXED INCOME FUNDS
--------------------------------------------------------------------------------

GOVERNMENT LONG BOND 1.2x                                    HIGH YIELD STRATEGY
STRATEGY  (Formerly, Government
Long Bond Advantage)                                 INVERSE HIGH YIELD STRATEGY

INVERSE GOVERNMENT LONG
BOND STRATEGY (Formerly, Inverse
Government Long Bond)
--------------------------------------------------------------------------------

                                MONEY MARKET FUND
--------------------------------------------------------------------------------
                          U.S. GOVERNMENT MONEY MARKET

--------------------------------------------------------------------------------
                                                         [RYDEXINVESTMENTS LOGO]
                                                ESSENTIAL FOR MODERN MARKETS(TM)
--------------------------------------------------------------------------------
THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE TRUST'S SHARES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

TABLE OF CONTENTS

      DOMESTIC EQUITY FUNDS                                                   X
      Nova Fund                                                               X
      S&P 500 Fund                                                            X
      Inverse S&P 500 Strategy Fund                                           X
      OTC Fund                                                                X
      Inverse OTC Strategy Fund                                               X
      Mid-Cap 1.5x Strategy Fund                                              X
      Inverse Mid-Cap Strategy Fund                                           X
      Russell 2000(R) 1.5x Strategy Fund                                      X
      Russell 2000(R) Fund                                                    X
      Inverse Russell 2000(R) Strategy Fund                                   X

      INTERNATIONAL EQUITY FUNDS                                              X
      Europe 1.25x Strategy Fund                                              X
      Japan 1.25x Strategy Fund                                               X

      FIXED INCOME FUNDS                                                      X
      Government Long Bond 1.2x Strategy Fund                                 X
      Inverse Government Long Bond Strategy Fund                              X
      High Yield Strategy Fund                                                X
      Inverse High Yield Strategy Fund                                        X

      MONEY MARKET FUND                                                       X
      U.S. Government Money Market Fund                                       X

      PRINCIPAL RISKS OF INVESTING IN THE FUNDS                              XX
      FUND PERFORMANCE                                                       XX
      FUND FEES AND EXPENSES                                                 XX
      MORE INFORMATION ABOUT THE FUNDS                                       XX
      BENCHMARKS AND INVESTMENTS                                             XX
      SHAREHOLDER INFORMATION                                                XX
      TRANSACTION INFORMATION                                                XX
      BUYING FUND SHARES                                                     XX
      SELLING FUND SHARES                                                    XX
      EXCHANGING FUND SHARES                                                 XX
      RYDEX ACCOUNT POLICIES                                                 XX
      DISTRIBUTION AND SHAREHOLDER SERVICES                                  XX
      DIVIDENDS AND DISTRIBUTIONS                                            XX
      TAX INFORMATION                                                        XX
      MANAGEMENT OF THE FUNDS                                                XX
      FINANCIAL HIGHLIGHTS                                                   XX

      INDEX PUBLISHERS INFORMATION                                           XX
      ADDITIONAL INFORMATION                                                 XX

--------------------------------------------------------------------------------
          PLEASE SEE THE RYDEX PRIVACY POLICIES INSIDE THE BACK COVER.
--------------------------------------------------------------------------------

                               RYDEX SERIES FUNDS

                              INVESTOR CLASS SHARES

                                 H-CLASS SHARES

            9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850

             800.820.0888 o 301.296.5100 o WWW.RYDEXINVESTMENTS.COM

--------------------------------------------------------------------------------

DOMESTIC EQUITY FUNDS

INTERNATIONAL EQUITY FUNDS

FIXED INCOME FUNDS

MONEY MARKET FUND

--------------------------------------------------------------------------------

Rydex   Series  Funds  (the   "Trust")  is  a  mutual  fund   complex   offering
professionally managed investment portfolios (the "Funds"), which are grouped into the following categories:

DOMESTIC EQUITY FUNDS - Nova Fund, S&P 500 Fund, Inverse S&P 500 Strategy Fund, OTC Fund, Inverse OTC Strategy Fund, Mid-Cap 1.5x Strategy Fund, Inverse Mid-Cap Strategy Fund, Russell 2000(R) 1.5x Strategy Fund, Russell 2000(R) Fund, and Inverse Russell 2000(R) Strategy Fund.

INTERNATIONAL EQUITY FUNDS - Europe 1.25x Strategy Fund and Japan 1.25x Strategy Fund.

FIXED INCOME FUNDS - Government Long Bond 1.2x Strategy Fund, Inverse Government Long Bond Strategy Fund, High Yield Strategy Fund, and Inverse High Yield Strategy Fund.

MONEY MARKET FUND - U.S. Government Money Market Fund.

Investor Class and H-Class Shares of the Funds are sold principally to clients of professional money managers ("financial intermediaries") and to investors who take part in certain strategic asset allocation investment programs. Investors may exchange shares of the Funds through the Rydex web site - www.rydexinvestments.com - and over the phone.

RISKS OF INVESTING IN THE FUNDS

The value of the Funds may fluctuate. In addition, Fund shares:

o     MAY DECLINE IN VALUE, AND YOU MAY LOSE MONEY

o     ARE NOT FEDERALLY INSURED

o     ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

o     ARE NOT BANK DEPOSITS

o     ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

DOMESTIC EQUITY FUNDS

NOVA FUND
--------------------------------------------------------------------------------
INVESTOR CLASS (RYNVX)

FUND OBJECTIVE

The Nova Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500(R) Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 150% of the value of any increase in the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 150% of the value of any decrease in the underlying index (E.G., if the underlying index goes down by 5%, the value of the Fund's shares should go down by 7.5% on that day). For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, as its primary investment strategy, the Nova Fund invests to a significant extent in leveraged instruments, such as futures contracts and options on securities, futures contracts, and stock indices, as well as equity securities. The Fund will also enter into swap agreements. Futures and options contracts enable the Nova Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. On a day-to-day basis, to collateralize these futures and options contracts, the Nova Fund holds U.S. Government securities or cash equivalents.

INVESTOR PROFILE

Investors who expect the S&P 500(R) Index to go up and want accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the S&P 500(R) Index goes down.

PRINCIPAL RISKS

The Nova Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Large-Capitalization Market Risk

      o     Leveraging Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Swap Counterparty Credit Risk

      o     Tracking Error Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page XX for a discussion of each of the principal risks that apply to this Fund.

S&P 500 FUND
--------------------------------------------------------------------------------
H-CLASS (RYSPX)

FUND OBJECTIVE

The S&P 500 Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is the S&P 500(R) Index (the "underlying index"). The investment objective of the S&P 500 Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by the amount of any increase in the value of the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of decrease in the value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

Under normal circumstances, the S&P 500 Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in securities of companies in the underlying index and derivatives thereof. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities or cash equivalents to collateralize its derivative positions.

INVESTOR PROFILE

Investors who expect the S&P 500(R) Index to go up and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the S&P 500(R) Index goes down.

PRINCIPAL RISKS

The S&P 500 Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Large-Capitalization Market Segment Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Swap Counterparty Credit Risk

      o     Tracking Error Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page XX for a discussion of each of the principal risks that apply to this Fund.

INVERSE S&P 500 STRATEGY FUND (FORMERLY, INVERSE S&P 500 FUND)
--------------------------------------------------------------------------------
INVESTOR CLASS (RYURX)

FUND OBJECTIVE

The Inverse S&P 500 Strategy Fund seeks to provide investment results that will inversely correlate to the performance of the S&P 500(R) Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (E.G., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, the Inverse S&P 500 Strategy Fund's benchmark is to perform exactly opposite the underlying index, and the Fund will not own the securities included in the underlying index. Instead, as its primary investment strategy, the Fund invests to a significant extent in short sales of securities or futures contracts and in options on securities, futures contracts, and stock indices and will enter into swap agreements. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

INVESTOR PROFILE

Investors who expect the S&P 500(R) Index to go down and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the S&P 500(R) Index goes up.

PRINCIPAL RISKS

The Inverse S&P 500 Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Large-Capitalization Market Segment Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Short Sales Risk

      o     Swap Counterparty Credit Risk

      o     Tracking Error Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page XX for a discussion of each of the principal risks that apply to this Fund.

OTC FUND
--------------------------------------------------------------------------------
INVESTOR CLASS (RYOCX)

FUND OBJECTIVE

The OTC Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the Nasdaq 100 Index(R) (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

The OTC Fund invests principally in securities of companies included in the underlying index. It also may invest in other instruments whose performance is expected to correspond to that of the underlying index, and may engage in futures and options transactions and enter into swap agreements. The Fund may also purchase U.S. Government securities.

INVESTOR PROFILE

Investors who expect the Nasdaq 100 Index(R) to go up and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the Nasdaq 100 Index(R) goes down.

PRINCIPAL RISKS

The OTC Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Industry Concentration Risk

      o     Market Risk

      o     Mid-Capitalization Securities Risk

      o     Non-Diversification Risk

      o     Swap Counterparty Credit Risk

      o     Tracking Error Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page XX for a discussion of each of the principal risks that apply to this Fund.

INVERSE OTC STRATEGY FUND (FORMERLY, INVERSE OTC FUND)
--------------------------------------------------------------------------------
INVESTOR CLASS (RYAIX)

FUND OBJECTIVE

The Inverse OTC Strategy Fund seeks to provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the Nasdaq 100 Index(R) (the "underlying index"). The investment objective of Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (E.G., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, the Inverse OTC Strategy Fund's objective is to perform exactly the opposite of the underlying index, and the Fund will not own the securities included in the underlying index. Instead, as its primary investment strategy, the Fund invests to a significant extent in short sales of securities or futures contracts and in options on securities, futures contracts, and stock indices and also will enter into swap agreements. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also may enter into swap agreements.

INVESTOR PROFILE

Investors who expect the Nasdaq 100 Index(R) to go down and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the Nasdaq 100 Index(R) goes up.

PRINCIPAL RISKS

The Inverse OTC Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Industry Concentration Risk

      o     Market Risk

      o     Mid-Capitalization Securities Risk

      o     Non-Diversification Risk

      o     Short Sales Risk

      o     Swap Counterparty Credit Risk

      o     Tracking Error Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page XX for a discussion of each of the principal risks that apply to this Fund.

MID-CAP 1.5X STRATEGY FUND (FORMERLY, MID-CAP ADVANTAGE FUND)
--------------------------------------------------------------------------------
H-CLASS (RYMDX)

FUND OBJECTIVE

The Mid-Cap 1.5x Strategy Fund seeks to provide investment results that correlate to the performance of a specific benchmark for mid-cap securities. The Fund's current benchmark is the S&P MidCap 400(R) Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of its benchmark is increasing. When the value of its benchmark is decreasing, the value of the Fund's shares will tend to decrease.

PRINCIPAL INVESTMENT STRATEGY

The Mid-Cap 1.5x Strategy Fund invests principally in securities of companies included in the underlying index and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts, and stock indices. Swap agreements and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark or to securities whose performance is highly correlated to its benchmark. Rydex Investments (the "Advisor") will attempt to consistently apply leverage to increase the Fund's exposure to 150% of its benchmark. The Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

INVESTOR PROFILE

Investors who expect the S&P MidCap 400(R) Index to go up and want accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the S&P MidCap 400(R) Index goes down.

PRINCIPAL RISKS

The Mid-Cap 1.5x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Leveraging Risk

      o     Market Risk

      o     Mid-Capitalization Securities Risk

      o     Non-Diversification Risk

      o     Swap Counterparty Credit Risk

      o     Tracking Error Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page XX for a discussion of each of the principal risks that apply to this Fund.

INVERSE MID-CAP STRATEGY FUND (FORMERLY, INVERSE MID-CAP FUND)
--------------------------------------------------------------------------------
INVESTOR CLASS (RYMHX)

FUND OBJECTIVE

The Inverse Mid-Cap Strategy Fund seeks to provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the S&P MidCap 400(R) Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objectives, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (E.G., if the index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, the Inverse Mid-Cap Strategy Fund's objective is to perform exactly the opposite of the underlying index, and the Fund will not own the securities included in the underlying index. Instead, as its primary investment strategy, the Fund engages in short sales of securities included in the underlying index or futures contracts and may invest to a significant extent in derivatives and other instruments whose performance is expected to be the opposite of the underlying index, such as options on securities, futures contracts, and securities indices and swap agreements. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its short sales and derivative positions.

INVESTOR PROFILE

Investors who expect the S&P MidCap 400(R) Index to go down and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the S&P MidCap 400(R) Index goes up.

PRINCIPAL RISKS

The Inverse Mid-Cap Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Market Risk

      o     Mid-Capitalization Securities Risk

      o     Non-Diversification Risk

      o     Short Sales Risk

      o     Swap Counterparty Credit Risk

      o     Tracking Error Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page XX for a discussion of each of the principal risks that apply to this Fund.

RUSSELL 2000(R) 1.5X STRATEGY FUND (FORMERLY, RUSSELL 2000(R) ADVANTAGE FUND)
--------------------------------------------------------------------------------
H-CLASS (RYMKX)

FUND OBJECTIVE

The Russell 2000(R) 1.5x Strategy Fund seeks to provide investment results that correlate to the performance of a specific benchmark for small-cap securities. The Fund's current benchmark is the Russell 2000(R) Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of its benchmark is increasing. When the value of its benchmark is decreasing, the value of the Fund's shares will tend to decrease.

PRINCIPAL INVESTMENT STRATEGY

The Russell 2000(R) 1.5x Strategy Fund invests principally in securities of companies included in the underlying index and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts, and stock indices. Swap agreements and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark or to securities whose performance is highly correlated to its benchmark. The Advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of its benchmark. The Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

INVESTOR PROFILE

Investors who expect the Russell 2000(R) Index to go up and want accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the Russell 2000(R) Index goes down.

PRINCIPAL RISKS

The Russell 2000(R) 1.5x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Leveraging Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Small-Capitalization Securities Risk

      o     Swap Counterparty Credit Risk

      o     Tracking Error Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page XX for a discussion of each of the principal risks that apply to this Fund.

RUSSELL 2000(R) FUND
--------------------------------------------------------------------------------
H-CLASS (RYRHX)

FUND OBJECTIVE

The Russell 2000(R) Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is the Russell 2000(R) Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by the amount of any increase in value of the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of decrease in the value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

Under normal circumstances, the Russell 2000(R) Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in securities of companies in the underlying index and derivatives thereof. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities or cash equivalents to collateralize its derivative positions.

INVESTOR PROFILE

Investors who expect the Russell 2000(R) Index to go up and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the Russell 2000(R) Index goes down.

PRINCIPAL RISKS

The Russell 2000(R) Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Small-Capitalization Securities Risk

      o     Swap Counterparty Credit Risk

      o     Tracking Error Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page XX for a discussion of each of the principal risks that apply to this Fund.

INVERSE RUSSELL 2000(R) STRATEGY FUND (INVERSE RUSSELL 2000(R) FUND)
--------------------------------------------------------------------------------
H-CLASS (RYSHX)

FUND OBJECTIVE

The Inverse Russell 2000(R) Strategy Fund seeks to provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the Russell 2000(R) Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objectives, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (E.G., if the index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, the Inverse Russell 2000(R) Strategy Fund's objective is to perform exactly the opposite of the underlying index, and the Fund will not own the securities included in the underlying index. Instead, as its primary investment strategy, the Fund engages in short sales of securities included in the underlying index or futures contracts, and will enter into swap agreements. In addition, the Fund may invest to a significant extent in derivatives and other instruments whose performance is expected to be the opposite of the underlying index, such as options on securities, futures contracts, and securities indices and swap agreements. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its short sales and derivative positions.

INVESTOR PROFILE

Investors who expect the Russell 2000(R) Index to go down and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the Russell 2000(R) Index goes up.

PRINCIPAL RISKS

The Inverse Russell 2000(R) Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Short Sales Risk

      o     Small-Capitalization Securities Risk

      o     Swap Counterparty Credit Risk

      o     Tracking Error Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page XX for a discussion of each of the principal risks that apply to this Fund.

INTERNATIONAL EQUITY FUNDS

EUROPE 1.25X STRATEGY FUND (FORMERLY, EUROPE ADVANTAGE FUND)
--------------------------------------------------------------------------------
H-CLASS (RYEUX)

FUND OBJECTIVE

The Europe 1.25x Strategy Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is the Dow Jones STOXX 50 Index(SM) (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of its benchmark is increasing. When the value of its benchmark is decreasing, the value of the Fund's shares will tend to decrease.

PRINCIPAL INVESTMENT STRATEGY

The Europe 1.25x Strategy Fund invests principally in securities of companies included in the underlying index and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts, and stock indices. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in the underlying index or to securities whose performance is highly correlated to its benchmark. The Advisor will attempt to consistently apply leverage to increase the Fund's exposure to 125% of its benchmark. The Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

INVESTOR PROFILE

Investors who expect the Dow Jones STOXX 50 Index(SM) to go up and want accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the Dow Jones STOXX 50 Index(SM) goes down.

PRINCIPAL RISKS

The Europe 1.25x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Foreign Currency Risk

      o     Foreign Securities Risk

      o     Geographic Concentration in Europe Risk

      o     Leveraging Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Swap Counterparty Credit Risk

      o     Tracking Error Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page XX for a discussion of each of the principal risks that apply to this Fund.

JAPAN 1.25X STRATEGY FUND (FORMERLY, JAPAN ADVANTAGE FUND)
--------------------------------------------------------------------------------
H-CLASS (RYJPX)

FUND OBJECTIVE

The Japan 1.25x Strategy Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is the Topix 100 Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of its benchmark is increasing. When the value of its benchmark is decreasing, the value of the Fund's shares will tend to decrease.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests principally in securities of companies included in the underlying index and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts, and stock indices. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in the underlying index or to securities whose performance is highly correlated to its benchmark. The Advisor will attempt to consistently apply leverage to increase the Fund's exposure to 125% of its benchmark. The Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

INVESTOR PROFILE

Investors who expect the Topix 100 Index to go up and want accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the Topix 100 Index goes down.

PRINCIPAL RISKS

The Europe 1.25x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Foreign Currency Risk

      o     Foreign Securities Risk

      o     Geographic Concentration in Japan Risk

      o     Leveraging Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Swap Counterparty Credit Risk

      o     Tracking Error Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page XX for a discussion of each of the principal risks that apply to this Fund.

FIXED INCOME FUNDS

GOVERNMENT LONG BOND 1.2X STRATEGY FUND (FORMERLY, GOVERNMENT LONG BOND ADVANTAGE FUND)
--------------------------------------------------------------------------------
INVESTOR CLASS (RYGBX)

FUND OBJECTIVE

The Government Long Bond Advantage Fund seeks to provide investment results that correspond to a benchmark for U.S. Government securities. The Fund's current benchmark is 120% of the price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by 120% of any price increase by the Long Treasury Bond. In contrast, when the price of the Long Treasury Bond declines, the value of the Fund's shares should decline on a daily basis by 120% of any price decline of the Long Treasury Bond (E.G., if the Long Treasury Bond goes down by 5%, the value of the Fund's shares should go down by 6% on that day). For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

The Fund invests principally in U.S. Government securities and in leveraged instruments, such as certain futures and options contracts. Some of the Fund's U.S. Government securities, or cash equivalents, will be used to collateralize these futures and options. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark. In addition, the Fund may enter into transactions involving zero coupon U.S. Treasury bonds.

INVESTOR PROFILE

Investors who expect the value of the Long Treasury Bond to go up and want accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the value of the Long Treasury Bond goes down.

PRINCIPAL RISKS

The Government Long Bond 1.2x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Fixed Income Risk

      o     Leveraging Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Swap Counterparty Credit Risk

      o     Tracking Error Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page XX for a discussion of each of the principal risks that apply to this Fund.

INVERSE GOVERNMENT LONG BOND STRATEGY FUND (FORMERLY, INVERSE GOVERNMENT LONG BOND FUND)
--------------------------------------------------------------------------------
INVESTOR CLASS (RYJUX)

FUND OBJECTIVE

The Inverse Government Long Bond Strategy Fund seeks to provide total returns that inversely correlate to the price movements of a benchmark for U.S. Treasury debt instruments or futures contracts on a specified debt instrument. The Fund's current benchmark is the inverse of the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond.

If the Fund meets its objective, the value of the Fund's shares will increase on a daily basis when the price of the Long Treasury Bond decreases. When the price of the Long Treasury Bond increases, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (E.G., if the price of the Long Treasury Bond increases by 2%, the value of the Fund's shares should go down by 2% on that day).

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, the Fund's benchmark is to perform, on a daily basis, exactly opposite its benchmark, the Long Treasury Bond. As its primary investment strategy, the Fund enters into short sales and swap transactions, and engages in futures and options transactions. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these obligations.

INVESTOR PROFILE

Investors who expect the value of the Long Treasury Bond to go down and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the value of the Long Treasury Bond goes up.

PRINCIPAL RISKS

The Inverse Government Long Bond Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Fixed Income Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Short Sales Risk

      o     Swap Counterparty Credit Risk

      o     Tracking Error Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page XX for a discussion of each of the principal risks that apply to this Fund.

HIGH YIELD STRATEGY FUND
--------------------------------------------------------------------------------
H-CLASS (RYHGX)

FUND OBJECTIVE

The High Yield Strategy Fund seeks to provide investment results that correlate to the performance of the high yield bond market. The investment objective of the High Yield Strategy Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The High Yield Strategy Fund seeks to gain exposure similar to the performance of the high yield bond market by investing in credit default swaps, high yield securities, futures and other financial instruments with economic characteristics comparable to that of the high yield bond market as represented by U.S. and Canadian high yield bonds. Generally, high yield bonds are those bonds rated BB+ and lower by Standard & Poor's Rating Service or Ba1 and lower by Moody's Investor Services, Inc., but may include unrated bonds that the Advisor determines are of similar quality. The Advisor will consider the liquidity, transaction costs and relative value of available investments in seeking to meet the Fund's investment objective.

The Fund will primarily invest in credit default swaps to gain exposure similar to the high yield bond market. Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A buyer of credit default swaps is buying credit protection or mitigating credit risk. A seller of credit default swaps is selling credit protection or assuming credit risk. The Fund will normally be a seller of credit protection (assuming credit risk) as it seeks to gain exposure to the high yield bond market, but may also buy credit protection from time to time in order to maintain the appropriate level of exposure to the high yield bond market, such as during times of heavy redemption activity.

In addition, the Fund may invest in bond futures for the purpose of managing duration risk. For cash management purposes, the Fund may invest in other fixed income securities and money market instruments. The Fund may also invest in other financial instruments including corporate notes, convertible debt securities, preferred securities and derivatives thereof, as well as other investment companies, including exchange-traded funds ("ETFs"), unit investment trusts ("UITs"), and closed-end funds, that invest primarily in high yield debt instruments.

INVESTOR PROFILE

Investors who expect the value of the high yield bond market to go up and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the value of the high yield bond market goes down.

PRINCIPAL RISKS

The High Yield Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Credit Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Fixed Income Risk

      o     Foreign Issuer Exposure Risk

      o     High Yield Risk

      o     Investment in Investment Companies Risk

      o     Investment Technique Risk

      o     Issuer Specific Risk

      o     Liquidity Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Portfolio Turnover Risk

      o     Swap Counterparty Credit Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page XX for a discussion of each of the principal risks that apply to this Fund.

INVERSE HIGH YIELD STRATEGY FUND
--------------------------------------------------------------------------------
H-CLASS (RYIHX)

FUND OBJECTIVE

The Inverse High Yield Strategy Fund seeks to provide investment results that inversely correlate to the performance of the high yield bond market. The investment objective of the Inverse High Yield Strategy Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its investment objective, the value of the Fund's shares will tend to increase during times when the value of the high yield bond market, as a whole, is decreasing. When the value of the high yield bond market is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (E.G., if the value of the high yield bond market increases by 5%, the value of the Fund's shares should decrease by 5% on that day). As a result of the inverse correlation, certain of the risks described below apply to the Fund in an inverse or opposite manner than they would apply to the High Yield Strategy Fund or other traditional high yield mutual fund.

PRINCIPAL INVESTMENT STRATEGY

The Inverse High Yield Strategy Fund seeks to gain inverse exposure to the performance of the high yield bond market by investing in credit default swaps, futures and other financial instruments with economic characteristics opposite to that of the high yield bond market as represented by U.S. and Canadian high yield bonds. Generally, high yield bonds are those bonds rated BB+ and lower by Standard & Poor's Rating Service or Ba1 and lower by Moody's Investor Services, Inc., but may include unrated bonds that the Advisor determines are of similar quality. The Advisor will consider the liquidity, transaction costs and relative value of available investments in seeking to meet the Fund's objective.

The Fund will primarily invest in credit default swaps to gain inverse exposure to the high yield bond market. Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A buyer of credit default swaps is buying credit protection or mitigating credit risk. A seller of credit default swaps is selling credit protection or assuming credit risk. The Fund will normally be a buyer of credit protection as it seeks to gain inverse exposure to the high yield bond market, but may also sell credit protection (assuming credit risk) from time to time in order to maintain the appropriate level of exposure to the high yield bond market, such as during times of heavy redemption activity.

In addition, the Fund may invest in bond futures for the purpose of managing duration risk. For cash management purposes, the Fund may invest in other fixed income securities and money market instruments. The Fund may also invest in other financial instruments including corporate notes, convertible debt securities, preferred securities and derivatives thereof, as well as other investment companies, including ETFs, UITs, and closed-end funds, that provide inverse exposure to the high yield debt market.

INVESTOR PROFILE

Investors who expect the value of the high yield bond market to go down and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the value of the high yield bond market goes up.

PRINCIPAL RISKS

The Inverse High Yield Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Credit Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Fixed Income Risk

      o     Foreign Issuer Exposure Risk

      o     Investment in Investment Companies Risk

      o     Investment Technique Risk

      o     Issuer Specific Risk

      o     Liquidity Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Portfolio Turnover Risk

      o     Short Sales Risk

      o     Swap Counterparty Credit Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page XX for a discussion of each of the principal risks that apply to this Fund.

MONEY MARKET FUND

U.S. GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------
INVESTOR CLASS (RYMXX)

FUND OBJECTIVE

The U.S. Government Money Market Fund seeks to provide security of principal, high current income, and liquidity.

PRINCIPAL INVESTMENT STRATEGY

The U.S. Government Money Market Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities. The Fund may also invest in Eurodollar time deposits. The Fund operates under SEC rules, which impose certain liquidity, maturity, and diversification requirements. All securities purchased by the Fund must have remaining maturities of 397 days or less, and must be found by the Advisor to represent minimal credit risk and be of eligible quality.

PRINCIPAL RISKS

The U.S. Government Money Market Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Interest Rate Risk

      o     Stable Price Per Share Risk

Please see "Descriptions of Principal Risks" on page XX for a discussion of each of the principal risks that apply to this Fund.

PRINCIPAL RISKS OF INVESTING IN THE FUNDS
--------------------------------------------------------------------------------

As indicated below, the Funds are subject to a number of risks that may affect the value of the Funds' shares. Please see "Descriptions of Principal Risks" immediately following the table for more detailed information about the principal risks of the Funds.

---------------------------------------------------------------------------------------------------------------------------
                                                             Inverse           Inverse    Mid-Cap   Inverse      Russell
                                                             S&P 500             OTC       1.5x     Mid-Cap    2000(R) 1.5x
                                           Nova   S&P 500   Strategy   OTC    Strategy   Strategy   Strategy     Strategy
                                           Fund    Fund       Fund     Fund     Fund       Fund       Fund         Fund
---------------------------------------------------------------------------------------------------------------------------
Active Trading Risk                          X       X          X       X         X          X         X            X
---------------------------------------------------------------------------------------------------------------------------
Credit Risk
---------------------------------------------------------------------------------------------------------------------------
Depositary Receipt Risk                      X       X          X       X         X          X         X            X
---------------------------------------------------------------------------------------------------------------------------
Derivatives Risk                             X       X          X       X         X          X         X            X
---------------------------------------------------------------------------------------------------------------------------
Early Closing Risk                           X       X          X       X         X          X         X            X
---------------------------------------------------------------------------------------------------------------------------
Fixed Income Risk
---------------------------------------------------------------------------------------------------------------------------
Foreign Currency Risk
---------------------------------------------------------------------------------------------------------------------------
Foreign Issuer Exposure Risk
---------------------------------------------------------------------------------------------------------------------------
Foreign Securities Risk
---------------------------------------------------------------------------------------------------------------------------
Geographic Concentration in Europe Risk
---------------------------------------------------------------------------------------------------------------------------
Geographic Concentration in Japan Risk
---------------------------------------------------------------------------------------------------------------------------
High Yield Risk
---------------------------------------------------------------------------------------------------------------------------
Industry Concentration Risk                                             X         X
---------------------------------------------------------------------------------------------------------------------------
Interest Rate Risk
---------------------------------------------------------------------------------------------------------------------------
Investment in Investment Companies Risk
---------------------------------------------------------------------------------------------------------------------------
Investment Technique Risk
---------------------------------------------------------------------------------------------------------------------------
Issuer Specific Risk
---------------------------------------------------------------------------------------------------------------------------
Large-Capitalization Market Segment Risk     X       X          X
---------------------------------------------------------------------------------------------------------------------------
Leveraging Risk                              X                                               X                      X
---------------------------------------------------------------------------------------------------------------------------
Liquidity Risk
---------------------------------------------------------------------------------------------------------------------------
Market Risk                                  X       X          X       X         X          X         X            X
---------------------------------------------------------------------------------------------------------------------------
Mid-Capitalization Securities Risk                                      X         X          X         X
---------------------------------------------------------------------------------------------------------------------------
Non-Diversification Risk                     X       X          X       X         X          X         X            X
---------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Risk
---------------------------------------------------------------------------------------------------------------------------
Short Sales Risk                                                X                 X                    X
---------------------------------------------------------------------------------------------------------------------------
Small-Capitalization Securities Risk                                                                                X
---------------------------------------------------------------------------------------------------------------------------
Stable Price Per Share Risk
---------------------------------------------------------------------------------------------------------------------------
Swap Counterparty Credit Risk                X       X          X       X         X          X         X            X
---------------------------------------------------------------------------------------------------------------------------
Tracking Error Risk                          X       X          X       X         X          X         X            X
---------------------------------------------------------------------------------------------------------------------------
Trading Halt Risk                            X       X          X       X         X          X         X            X
---------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                         Inverse                          Government    Inverse                Inverse       U.S.
                                         Russell     Europe     Japan      Long Bond   Government     High       High     Government
                              Russell     2000(R)    1.25x      1.25x        1.2x      Long Bond      Yield     Yield       Money
                              2000(R)    Strategy   Strategy   Strategy    Strategy     Strategy    Strategy   Strategy    Market
                               Fund        Fund       Fund       Fund        Fund         Fund        Fund       Fund        Fund
------------------------------------------------------------------------------------------------------------------------------------
Active Trading Risk               X          X         X          X           X           X            X         X
------------------------------------------------------------------------------------------------------------------------------------
Counterparty Credit Risk          X          X         X          X           X           X            X         X
------------------------------------------------------------------------------------------------------------------------------------
Credit Risk                                                                                            X         X
------------------------------------------------------------------------------------------------------------------------------------
Depositary Receipt Risk           X          X         X          X
------------------------------------------------------------------------------------------------------------------------------------
Derivatives Risk                  X          X         X          X           X           X            X         X
------------------------------------------------------------------------------------------------------------------------------------
Early Closing Risk                X          X         X          X           X           X            X         X
------------------------------------------------------------------------------------------------------------------------------------
Fixed Income Risk                                                             X           X            X         X
------------------------------------------------------------------------------------------------------------------------------------
Foreign Currency Risk                                  X          X
------------------------------------------------------------------------------------------------------------------------------------
Foreign Issuer Exposure Risk                                                                           X         X
------------------------------------------------------------------------------------------------------------------------------------
Foreign Securities Risk                                X          X
------------------------------------------------------------------------------------------------------------------------------------
Geographic Concentration in
Europe Risk                                            X
------------------------------------------------------------------------------------------------------------------------------------
Geographic Concentration in
Japan Risk                                                        X
------------------------------------------------------------------------------------------------------------------------------------
High Yield Risk                                                                                        X
------------------------------------------------------------------------------------------------------------------------------------
Industry Concentration Risk
------------------------------------------------------------------------------------------------------------------------------------
Interest Rate Risk                                                                                                           X
------------------------------------------------------------------------------------------------------------------------------------
Investment in Investment
Companies Risk                                                                                         X         X
------------------------------------------------------------------------------------------------------------------------------------
Investment Technique Risk                                                                              X         X
------------------------------------------------------------------------------------------------------------------------------------
Issuer Specific Risk                                                                                   X         X
------------------------------------------------------------------------------------------------------------------------------------
Large-Capitalization Market
Segment Risk
------------------------------------------------------------------------------------------------------------------------------------
Leveraging Risk                                        X          X           X
------------------------------------------------------------------------------------------------------------------------------------
Liquidity Risk                                                                                         X         X
------------------------------------------------------------------------------------------------------------------------------------
Market Risk                       X          X         X          X           X           X            X         X
------------------------------------------------------------------------------------------------------------------------------------
Mid-Capitalization
Securities Risk
------------------------------------------------------------------------------------------------------------------------------------
Non-Diversification               X          X         X          X           X           X            X         X
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                         Inverse                          Government    Inverse                Inverse       U.S.
                                         Russell     Europe     Japan      Long Bond   Government     High       High     Government
                              Russell     2000(R)     1.25x     1.25x        1.2x      Long Bond      Yield     Yield       Money
                              2000(R)    Strategy   Strategy   Strategy    Strategy     Strategy    Strategy   Strategy     Market
                                Fund       Fund       Fund       Fund        Fund         Fund        Fund       Fund        Fund
------------------------------------------------------------------------------------------------------------------------------------
Risk
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Risk                                                                                X         X
------------------------------------------------------------------------------------------------------------------------------------
Short Sales Risk                             X                                            X                      X
------------------------------------------------------------------------------------------------------------------------------------
Small-Capitalization
Securities Risk                   X          X
------------------------------------------------------------------------------------------------------------------------------------
Stable Price Per Share Risk                                                                                                  X
------------------------------------------------------------------------------------------------------------------------------------
Tracking Error Risk               X          X         X          X           X           X
------------------------------------------------------------------------------------------------------------------------------------
Trading Halt Risk                 X          X         X          X           X           X            X         X
------------------------------------------------------------------------------------------------------------------------------------

DESCRIPTIONS OF PRINCIPAL RISKS
--------------------------------------------------------------------------------

ACTIVE TRADING RISK - A significant portion of the Fund's assets may come from investors who take part in certain strategic and tactical asset allocation programs. These programs often recommend frequent trading of Fund shares to take advantage of anticipated changes in market conditions. Therefore, the Advisor anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. High portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective. In certain circumstances, the Fund's expense ratios may vary from current estimates or the historical ratio disclosed in this Prospectus.

CREDIT RISK - For the High Yield Strategy Fund, credit risk is the risk that the Fund could lose money if the issuer or guarantor of a debt instrument becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations. For the Inverse High Yield Strategy Fund, credit risk is the risk that the Fund could lose money if the credit quality, or the perception of the financial condition, of the issuer or guarantor of a debt instrument is either upgraded or improves. Securities are subject to varying degrees of credit risk, which are sometimes reflected in credit ratings.

DEPOSITARY RECEIPT RISK - The Fund may hold the securities of non-U.S. companies in the form of American Depositary Receipts ("ADRs"). The underlying securities of the ADRs in the Fund's portfolio are usually denominated or quoted in currencies other than the U.S. Dollar. As a result, changes in foreign currency exchange rates may affect the value of the Fund's portfolio. Generally, when the U.S. Dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. Dollars. In addition, because the underlying securities of ADRs trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the securities underlying the ADRs may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for shares of the Fund or underlying fund. Investments in the underlying foreign securities may involve risks not typically associated with investing in U.S. companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile due to increased risks of adverse issuer, political, regulatory, market, or economic developments. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. In addition, transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities.

DERIVATIVES RISK - The Fund may invest a percentage of its assets in derivatives, such as futures and options contracts, to pursue its investment objective. The use of such derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The Fund may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Fund will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

      FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

      OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Funds may cover their positions by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Fund may cover its positions by maintaining, in a segregated account, cash or liquid securities equal in value to the exercise price of the call options written by the Fund.

      The risks associated with the Fund's use of futures and options contracts include:

      o The Fund experiencing losses over certain ranges in the market that exceed losses experienced by funds that do not use futures contracts and options.

      o There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures.

      o Although the Fund will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract. As a result, the Fund may be unable to close out its futures contracts at a time which is advantageous.

      o Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

      o Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

EARLY CLOSING RISK - The normal close of trading of securities listed on Nasdaq and the NYSE is 4:00 p.m., Eastern Time. Unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

FIXED INCOME RISK - The market value of fixed income investments, and financial instruments related to those fixed income investments, will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. While such periods may benefit the High Yield Strategy Fund, they may cause the value of an investment in the Inverse High Yield Strategy Fund to decrease. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the Government Long Bond 1.2x Strategy Fund or Inverse Government Long Bond Strategy Fund having to reinvest the proceeds in lower or higher coupon securities, respectively. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. The value of an investment in the High Yield Strategy Fund may decline during periods of rising interest rates. Conversely, during periods of rising interest rates, the values of such securities generally decline. While securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. With respect to the High Yield Strategy Fund and Inverse High Yield Strategy Fund, the prices of high yield bonds, unlike those of investment grade bonds, may fluctuate unpredictably and not necessarily inversely with changes in interest rates. Fixed income investments are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

FOREIGN CURRENCY RISK - The Fund's investments in securities denominated in foreign currencies are subject to currency risk. Currency risks include the following:

o The value of the Fund's assets measured in U.S. Dollars may be affected by changes in currency exchange rates and exchange control regulations.

o The Fund may incur transaction costs in connection with conversions between various currencies.

Under normal circumstances, the Fund does not plan to hedge against the risks of variation in currency exchange rates relative to the U.S. Dollar. As a result, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar.

FOREIGN ISSUER EXPOSURE RISK - The Fund may invest in instruments that are linked to the performance of foreign issuers, primarily Canadian issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. In particular, the Canadian economy can be significantly affected by the U.S. economy and the price of natural resources. Periodic demands by the Province of Quebec for sovereignty could significantly affect the Canadian market.

FOREIGN SECURITIES RISK - Investing in securities of foreign companies, or in financial instruments that are linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. companies. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile due to increased risks of adverse issuer, political, regulatory, market, or economic developments. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income.
Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.

GEOGRAPHIC CONCENTRATION IN EUROPE RISK - Because a significant portion of the assets of the Fund are invested in a specific geographical region, the value of its investments and the NAV of the Fund could decline more dramatically as a result of adverse events affecting Europe. In addition, countries in Europe may be significantly affected by the tight fiscal and monetary controls of the European Economic and Monetary Union (EMU).

GEOGRAPHIC CONCENTRATION IN JAPAN RISK - Targeting Japan could hurt the Fund's performance if Japan's economy performs poorly as a result of political and economic conditions that affect the Japanese market. Japanese economic growth has weakened after the sharp collapse of the stock market in the 1990's and the current economic condition remains uncertain. Japanese stocks tend to be more volatile than their U.S. counterparts, for reasons ranging from political and economic uncertainties, to a higher risk that essential information may be incomplete or erroneous. The Fund may be more volatile than a geographically diversified equity fund.

HIGH YIELD RISK - Below investment grade fixed income securities, or junk bonds, are high-yield, high risk securities and are considered speculative. The value of these securities often fluctuates in response to company, political, or economic developments and declines significantly over short periods of time or during periods of general economic difficulty. Below investment grade fixed income securities generally pay higher yields (greater income) than investment in higher-quality securities; however, below investment grade securities involve greater risk to timely payment of principal and interest, including the possibility of default or bankruptcy of the issuers of the security. These securities can also be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price. The High Yield Strategy Fund seeks to correspond generally to the total return of the high yield bond market and thus an investment in the Fund will generally decline in value when the high yield bond market is losing value. By contrast, the Inverse High Yield Strategy Fund seeks to correspond generally to the inverse (opposite) of the total return of the high yield bond market, and thus an investment in the Fund will generally decline in value when the high yield bond market is gaining value.

INDUSTRY CONCENTRATION RISK - None of the Funds will invest 25% or more of the value of a Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries; except that, to the extent the index underlying the Fund's benchmark is concentrated in a particular industry, the Fund will necessarily be concentrated in that industry. Currently, the index underlying the OTC Fund's and the Inverse OTC Strategy Fund's benchmark-- the Nasdaq 100 Index(R)--is concentrated in technology companies. The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that the Fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not concentrate its investments. The Fund's investments in technology companies are subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of technology companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

INTEREST RATE RISK - Interest Rate Risk involves the potential for decline in the rate of dividends the Fund pays in the event of declining interest rates.

INVESTMENT IN INVESTMENT COMPANIES RISK - The Fund may purchase shares of investment companies, such as ETFs, UITs, and closed-end investment companies to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. When the Fund invests in an investment company, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company's expenses. Further, in part because of these additional expenses, the performance of an investment company may differ from the performance the Fund would achieve if it invested directly in the underlying investments of the investment company. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, shares of an ETF are traded at market prices, which may vary from the net asset value of its underlying investments. In addition, the Fund may invest in investment companies that are not registered pursuant to the Investment Company Act of 1940, as amended (the "Investment Company Act"), and therefore, not subject to the Investment Company Act's regulatory scheme.

INVESTMENT TECHNIQUE RISK - The Fund may use investment techniques that may be considered aggressive. Risks associated with the use of futures contracts, options and swap agreements include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying bond or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. These techniques also may expose the Fund to risks different from or possibly greater than the risks associated with investing directly in high yield debt securities, including: 1) the risk that an instrument is temporarily mispriced; 2) credit or performance risk on the amount the Fund expects to receive from a counterparty; 3) the risk that security prices, interest rates and currency markets will move adversely and the Fund will incur significant losses; 4) imperfect correlation between the price of financial instruments and movements in the prices of the underlying securities; and 5) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, both of which may make it difficult or impossible to adjust the Fund's position in a particular instrument when desired.

ISSUER SPECIFIC RISK - The value of a security may increase or decrease for a number of reasons which directly relate to the issuer. For example, with respect to the High Yield Strategy Fund, perceived poor management performance, financial leverage or reduced demand of the issuer's goods or services may contribute to a decrease in the value of a security. A decrease in the value of the securities of an issuer or guarantor of a debt instrument may cause the value of your investment in the High Yield Strategy Fund to decrease. Conversely, with respect to the Inverse High Yield Strategy Fund, effective management, improved financial condition or increased demand of the issuer's goods or services are factors that may contribute to an increase in the value of a security. An increase in the value of the securities of an issuer or guarantor of a debt instrument may cause the value of your investment in the Inverse High Yield Strategy Fund to decrease.

LARGE-CAPITALIZATION MARKET SEGMENT RISK - The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategies involve consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

LIQUIDITY RISK - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. To the extent that there is not an established retail market for instruments in which the Fund may invest, trading in such instruments may be relatively inactive. In addition, during periods of reduced market liquidity or in the absence of readily available market quotations for particular investments in the Fund's portfolio, the ability of the Fund to assign an accurate daily value to these investments may be difficult and the Advisor may be required to fair value the investments. For additional information about fair valuation, see "Calculating NAV."

MARKET RISK - The Fund may invest in public and privately issued securities, which may include common and preferred stocks, bonds, warrants, and rights, as well as derivatives and financial instruments that attempt to track the price movement of securities indices. Investments in securities and derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The Fund's investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions which are not specifically related to a particular issuer, such as real or perceived adverse economic conditions or changes in interest or currency rates. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of securities and financial instruments in which the Fund invests will cause the NAV of the Fund to fluctuate. Historically, the markets have moved in cycles, and the value of the Fund's securities and derivatives may fluctuate drastically from day to day.


MID-CAPITALIZATION SECURITIES RISK - In comparison to securities of companies with large capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies. These securities may or may not pay dividends. Medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

NON-DIVERSIFICATION RISK - Because the Fund is non-diversified, it can invest in the securities of a limited number of issuers. To the extent that the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

PORTFOLIO TURNOVER RISK - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's needs for immediate cash or other liquidity. The Fund's investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions. These expenses negatively impact the performance of the Fund. For example, when the Fund short sells an interest-bearing security, such as a bond, it is obligated to pay the interest on the security it has sold. This cost is partially offset by the interest earned by the Fund on the investment of the cash generated by the short sale. Similarly, when the Fund sells short an equity security that pays a dividend, it is obligated to pay the dividend on the security it has sold. However, a dividend paid on a security sold short generally reduces the market value of the shorted security and thus, increases the Fund's unrealized gain or reduces the Fund's unrealized loss on its short sale transaction. To the extent that the interest rate and/or dividend that the Fund is obligated to pay is greater than the interest earned by the Fund on investments, the performance of the Fund will be negatively impacted. These types of short sales expenses are sometimes referred to as the "negative cost of carry," and will tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.

SMALL-CAPITALIZATION SECURITIES RISK - In comparison to securities of companies with larger capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than medium and large-capitalization companies. These securities may or may not pay dividends. Small-capitalization stocks may outperform other segments of the equity market or the equity markets as a whole.

STABLE PRICE PER SHARE RISK - The Fund's assets are valued using the amortized cost method, which enables the Fund to maintain a stable price of $1.00 per share. ALTHOUGH THE FUND IS MANAGED TO MAINTAIN A STABLE PRICE PER SHARE OF $1.00, THERE IS NO GUARANTEE THAT THE PRICE WILL BE CONSTANTLY MAINTAINED, AND IT IS POSSIBLE TO LOSE MONEY. THE FUND IS NOT A BANK DEPOSIT AND IS NOT FEDERALLY INSURED OR GUARANTEED BY ANY GOVERNMENT AGENCY OR GUARANTEED TO ACHIEVE ITS OBJECTIVE.

SWAP COUNTERPARTY CREDIT RISK - The Fund may enter into swap agreements, including but not limited to equity index or interest rate swap agreements, for purposes of attempting to gain exposure to a particular group of stocks or to an index of stocks without actually purchasing those stocks, or to hedge a position. The High Yield Strategy Fund and Inverse High Yield Strategy Fund may also enter into credit default swap agreements for purposes of attempting to gain exposure to the high yield bond market without actually purchasing high yield debt securities, or to hedge a position. The Fund will use short-term swap agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. The Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. The use of swap agreements involves risks that are different from those associated with ordinary portfolio securities transactions. The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund's exposure to counterparty credit risk. Swap agreements also may be considered to be illiquid.

      CREDIT DEFAULT SWAP RISK - A credit default swap agreement is an agreement between two parties: a buyer of credit protection and a seller of credit protection. The Fund may be either the buyer of credit protection against a designated event of default, restructuring or other credit related event (each a "Credit Event") or the seller of credit protection in a credit default swap. The buyer in a credit default swap agreement is obligated to pay the seller a periodic stream of payments over the term of the swap agreement. The High Yield Strategy Fund will normally be a seller of credit protection. If no Credit Event occurs, the seller of credit protection will have received a fixed rate of income throughout the term of the swap agreement. If a Credit Event occurs, the seller of credit protection must pay the buyer of credit protection the full notional value of the reference obligation through either physical settlement or cash settlement. The Inverse High Yield Strategy Fund will normally be a buyer of credit protection. If no Credit Event occurs, the buyer of credit protection will have made a series of periodic payments through the term of the swap agreement. However, if a Credit Event occurs, the buyer of credit protection will receive the full notional value of the reference obligation either through physical settlement or cash settlement from the seller of credit protection. A credit default swap may involve greater risks than if the Fund invested directly in the underlying reference obligations. For example, a credit default swap may increase the Fund's credit risk because it has exposure to both the issuer of the underlying reference obligation and the counterparty to the credit default swap. In addition, credit defaults swaps may be difficult to value depending on whether an active market exists for the credit default swaps in which the Fund invests.

TRACKING ERROR RISK - Tracking error risk refers to the risk that the Fund's Advisor may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of its benchmark, rounding of share prices, changes to the benchmark, regulatory policies, high portfolio turnover rate and leverage all contribute to tracking error. In addition, because each Fund, except for the Mid-Cap 1.5x Strategy Fund, Russell 2000(R) 1.5x Strategy Fund, Europe 1.25x Strategy Fund, Japan 1.25x Strategy Fund and Government Long Bond 1.2x Strategy Fund, is tracking the performance of its benchmark on a daily basis, mathematical compounding may prevent a Fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Tracking error may cause the Fund's performance to be less than you expect.

The Mid-Cap 1.5x Strategy Fund, Russell 2000(R) 1.5x Strategy Fund, Europe 1.25x Strategy Fund, Japan 1.25x Strategy Fund and Government Long Bond 1.2x Strategy Fund seek to track their respective benchmarks over time, but are also subject to the effects of mathematical compounding. Tracking error may be more significant for the Mid-Cap 1.5x Strategy Fund, Russell 2000(R) 1.5x Strategy Fund, Europe 1.25x Strategy Fund, Japan 1.25x Strategy Fund and Government Long Bond 1.2x Strategy Fund compared to other Rydex Funds due to the Funds' consistent application of leverage to increase exposure to their respective benchmarks.

The prices of the Europe 1.25x Strategy Fund and Japan 1.25x Strategy Fund are calculated at the close of the U.S. markets using fair value prices. Due to the differences in times between the close of the European and Japanese markets and the time the Funds price their shares, the value the Funds assign to securities generally will not be the same as the quoted or published prices of those securities on their primary markets or exchanges. On a daily basis, the Funds are priced with consideration to the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, and market movement in the U.S. as related to the securities. As a result, the tracking error risk for the Europe 1.25x Strategy Fund and Japan 1.25x Strategy Fund may be higher than for other Rydex Funds.

TRADING HALT RISK - The Fund typically will hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much an option or futures contract may decline over various time periods within a day. In addition, the major securities exchanges, such as the New York Stock Exchange ("NYSE"), have established limits on how much the securities market, based on the Dow Jones Industrial Average(SM), may decline over various time periods within a day. If the price of a security, an option or a futures contract declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell the options, futures contracts or securities that are the subject of the trading halt. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective. In such an event, the Fund also may be required to use a "fair-value" method to price their outstanding contracts or securities.

FUND PERFORMANCE

The bar charts and tables below show the performance of the Investor Class or H-Class Shares, as applicable, of the following Rydex Funds both year to year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in a Fund. Of course, this past performance (before and after taxes) does not necessarily indicate how a Fund will perform in the future.

NOVA FUND - Investor Class Shares

--------------------------------------------------------------------------------
The YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS X.XX%.
--------------------------------------------------------------------------------
[Insert Bar Chart]
--------------------------------------------------------------------------------
1997                                                                      42.33%
--------------------------------------------------------------------------------
1998                                                                      35.13%
--------------------------------------------------------------------------------
1999                                                                      24.00%
--------------------------------------------------------------------------------
2000                                                                     -19.75%
--------------------------------------------------------------------------------
2001                                                                     -22.22%
--------------------------------------------------------------------------------
2002                                                                     -35.09%
--------------------------------------------------------------------------------
2003                                                                      40.45%
--------------------------------------------------------------------------------
2004                                                                      15.44%
--------------------------------------------------------------------------------
2005                                                                       4.62%
--------------------------------------------------------------------------------
2006                                                                       X.XX%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HIGHEST QUARTER RETURN                      LOWEST QUARTER RETURN
--------------------------------------------------------------------------------
(quarter ended XXXXX)         XX.XX%        (quarter ended XXXXX)         XX.XX%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2006)(1)
--------------------------------------------------------------------------------
                                                       Past 1   Past 5   Past 10
INVESTOR CLASS SHARES                                   Year    Years     Years
--------------------------------------------------------------------------------
Return Before Taxes                                    XX.XX%   XX.XX%    XX.XX%
--------------------------------------------------------------------------------
Return After Taxes on Distributions(2)                 XX.XX%   XX.XX%    XX.XX%
--------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of
Fund Shares(2)                                         XX.XX%   XX.XX%    XX.XX%
--------------------------------------------------------------------------------
S&P 500(R) Index(3)                                    XX.XX%   XX.XX%    XX.XX%
--------------------------------------------------------------------------------

S&P 500 FUND - H-Class Shares

The S&P 500 Fund commenced operations on May 31, 2006 and therefore does not have a performance history for a full calendar year.

INVERSE S&P 500 STRATEGY FUND - Investor Class Shares

--------------------------------------------------------------------------------
The YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS X.XX%.
--------------------------------------------------------------------------------
[Insert Bar Chart]
--------------------------------------------------------------------------------
1997                                                                     -20.98%
--------------------------------------------------------------------------------
1998                                                                     -19.01%
--------------------------------------------------------------------------------
1999                                                                     -12.40%
--------------------------------------------------------------------------------
2000                                                                      17.45%
--------------------------------------------------------------------------------
2001                                                                      16.33%
--------------------------------------------------------------------------------
2002                                                                      22.23%
--------------------------------------------------------------------------------
2003                                                                     -23.73%
--------------------------------------------------------------------------------
2004                                                                      -9.82%
--------------------------------------------------------------------------------
2005                                                                      -0.65%
--------------------------------------------------------------------------------
2006                                                                       X.XX%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HIGHEST QUARTER RETURN                      LOWEST QUARTER RETURN
--------------------------------------------------------------------------------
(quarter ended XXXXX)         XX.XX%        (quarter ended XXXXX)         XX.XX%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2006)(1)
--------------------------------------------------------------------------------
                                                       Past 1   Past 5   Past 10
INVESTOR CLASS SHARES                                   Year     Years    Years
--------------------------------------------------------------------------------
Return Before Taxes                                    XX.XX%   XX.XX%    XX.XX%
--------------------------------------------------------------------------------
Return After Taxes on Distribution(2)                  XX.XX%   XX.XX%    XX.XX%
--------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of
Fund Shares(2)                                         XX.XX%   XX.XX%    XX.XX%
--------------------------------------------------------------------------------
S&P 500(R) Index(3)                                    XX.XX%   XX.XX%    XX.XX%
--------------------------------------------------------------------------------

OTC FUND - Investor Class

--------------------------------------------------------------------------------
The YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS X.XX%.
--------------------------------------------------------------------------------
[Insert Bar Chart]
--------------------------------------------------------------------------------
1997                                                                      21.85%
--------------------------------------------------------------------------------
1998                                                                      86.48%
--------------------------------------------------------------------------------
1999                                                                     100.64%
--------------------------------------------------------------------------------
2000                                                                     -37.92%
--------------------------------------------------------------------------------
2001                                                                     -34.65%
--------------------------------------------------------------------------------
2002                                                                     -38.55%
--------------------------------------------------------------------------------
2003                                                                      46.24%
--------------------------------------------------------------------------------
2004                                                                       9.67%
--------------------------------------------------------------------------------
2005                                                                       1.33%
--------------------------------------------------------------------------------
2006                                                                       X.XX%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HIGHEST QUARTER RETURN                      LOWEST QUARTER RETURN
--------------------------------------------------------------------------------
(quarter ended XXXXX)         XX.XX%        (quarter ended XXXXX)         XX.XX%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2006)(1)
--------------------------------------------------------------------------------
                                                       Past 1   Past 5   Past 10
INVESTOR CLASS SHARES                                   Year    Years     Years
--------------------------------------------------------------------------------
Return Before Taxes                                    XX.XX%   XX.XX%    XX.XX%
--------------------------------------------------------------------------------
Return After Taxes on Distributions(2)                 XX.XX%   XX.XX%    XX.XX%
--------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of
Fund  Shares(2)                                        XX.XX%   XX.XX%    XX.XX%
--------------------------------------------------------------------------------
Nasdaq 100 Index(R)(4)                                 XX.XX%   XX.XX%    XX.XX%
--------------------------------------------------------------------------------

INVERSE OTC STRATEGY FUND - Investor Class Shares

--------------------------------------------------------------------------------
The YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS X.XX%.
--------------------------------------------------------------------------------
[Insert Bar Chart]
--------------------------------------------------------------------------------
1999                                                                     -54.31%
--------------------------------------------------------------------------------
2000                                                                      23.53%
--------------------------------------------------------------------------------
2001                                                                      15.13%
--------------------------------------------------------------------------------
2002                                                                      35.46%
--------------------------------------------------------------------------------
2003                                                                     -36.92%
--------------------------------------------------------------------------------
2004                                                                     -11.59%
--------------------------------------------------------------------------------
2005                                                                       1.16%
--------------------------------------------------------------------------------
2006                                                                       X.XX%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HIGHEST QUARTER RETURN                      LOWEST QUARTER RETURN
--------------------------------------------------------------------------------
(quarter ended XXXXX)         XX.XX%        (quarter ended XXXXX)         XX.XX%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2006)(1)
--------------------------------------------------------------------------------
                                                       Past 1   Past 5   Past 10
INVESTOR CLASS SHARES                                   Year    Years     Years
--------------------------------------------------------------------------------
Return Before Taxes                                    XX.XX%   XX.XX%    XX.XX%
--------------------------------------------------------------------------------
Return After Taxes on Distributions(2)                 XX.XX%   XX.XX%    XX.XX%
--------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of
Fund Shares(2)                                         XX.XX%   XX.XX%    XX.XX%
--------------------------------------------------------------------------------
Nasdaq 100 Index(R)(4)                                 XX.XX%   XX.XX%    XX.XX%
--------------------------------------------------------------------------------

MID-CAP 1.5X STRATEGY FUND - H-Class Shares

--------------------------------------------------------------------------------
The YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS X.XX%.
--------------------------------------------------------------------------------
[Insert Bar Chart]
--------------------------------------------------------------------------------
2002                                                                     -27.40%
--------------------------------------------------------------------------------
2003                                                                      50.89%
--------------------------------------------------------------------------------
2004                                                                      21.73%
--------------------------------------------------------------------------------
2005                                                                      13.89%
--------------------------------------------------------------------------------
2006                                                                       X.XX%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HIGHEST QUARTER RETURN                      LOWEST QUARTER RETURN
--------------------------------------------------------------------------------
(quarter ended XXXXX)         XX.XX%        (quarter ended XXXXX)         XX.XX%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2006)(1)
--------------------------------------------------------------------------------
                                                        Past 1   Since Inception
H-CLASS SHARES                                           Year      (8/16/2001)
--------------------------------------------------------------------------------
Return Before Taxes                                     XX.XX%       XX.XX%
--------------------------------------------------------------------------------
Return After Taxes on Distributions(2)                  XX.XX%       XX.XX%
--------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund
Shares(2)                                               XX.XX%       XX.XX%
--------------------------------------------------------------------------------
S&P MidCap 400(R) Index(5)                              XX.XX%       XX.XX%
--------------------------------------------------------------------------------

INVERSE MID-CAP STRATEGY FUND - H-Class Shares

--------------------------------------------------------------------------------
The YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS X.XX%.
--------------------------------------------------------------------------------
[Insert Bar Chart]
--------------------------------------------------------------------------------
2005                                                                      -8.50%
--------------------------------------------------------------------------------
2006                                                                       X.XX%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HIGHEST QUARTER RETURN                      LOWEST QUARTER RETURN
--------------------------------------------------------------------------------
(quarter ended XXXXX)         XX.XX%        (quarter ended XXXXX)         XX.XX%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2006)(1)
--------------------------------------------------------------------------------
                                                        Past 1   Since Inception
H-CLASS SHARES                                           Year      (2/20/2004)
--------------------------------------------------------------------------------
Return Before Taxes                                     XX.XX%       XX.XX%
--------------------------------------------------------------------------------
Return After Taxes on Distributions(2)                  XX.XX%       XX.XX%
--------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund
Shares(2)                                               XX.XX%       XX.XX%
--------------------------------------------------------------------------------
S&P MidCap 400(R) Index(5)                              XX.XX%       XX.XX%
--------------------------------------------------------------------------------

RUSSELL 2000(R) 1.5X STRATEGY FUND - H-Class Shares

--------------------------------------------------------------------------------
The YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS X.XX%.
--------------------------------------------------------------------------------
[Insert Bar Chart]
--------------------------------------------------------------------------------
2001                                                                      -7.25%
--------------------------------------------------------------------------------
2002                                                                     -33.70%
--------------------------------------------------------------------------------
2003                                                                      68.32%
--------------------------------------------------------------------------------
2004                                                                      25.10%
--------------------------------------------------------------------------------
2005                                                                       4.04%
--------------------------------------------------------------------------------
2006                                                                      XX.XX%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HIGHEST QUARTER RETURN                      LOWEST QUARTER RETURN
--------------------------------------------------------------------------------
(quarter ended XXXXX)         XX.XX%        (quarter ended XXXXX)         XX.XX%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2006)(1)
--------------------------------------------------------------------------------
                                                                       Since
                                                  Past 1   Past 5    Inception
H-CLASS SHARES                                     Year     Years   (11/01/2000)
--------------------------------------------------------------------------------
Return Before Taxes                               XX.XX%   XX.XX%      XX.XX%
--------------------------------------------------------------------------------
Return After Taxes on Distributions(2)            XX.XX%   XX.XX%      XX.XX%
--------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of
Fund Shares(2)                                    XX.XX%   XX.XX%      XX.XX%
--------------------------------------------------------------------------------
Russell 2000(R) Index(6)                          XX.XX%   XX.XX%      XX.XX%
--------------------------------------------------------------------------------

RUSSELL 2000(R) FUND - H-Class Shares

The Russell 2000(R) Fund commenced operations on May 31, 2006 and therefore does not have a performance history for a full calendar year.

INVERSE RUSSELL 2000(R) STRATEGY FUND - H-Class Shares

--------------------------------------------------------------------------------
The YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS X.XX%.
--------------------------------------------------------------------------------
[Insert Bar Chart]
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2005                                                                      -2.69%
--------------------------------------------------------------------------------
2006                                                                       X.XX%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HIGHEST QUARTER RETURN                      LOWEST QUARTER RETURN
--------------------------------------------------------------------------------
(quarter ended XXXXX)         XX.XX%        (quarter ended XXXXX)         XX.XX%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2006)(1)
--------------------------------------------------------------------------------
                                                        Past 1   Since Inception
H-CLASS SHARES                                           Year      (2/20/2004)
--------------------------------------------------------------------------------
Return Before Taxes                                     XX.XX%        XX.XX%
--------------------------------------------------------------------------------
Return After Taxes on Distributions(2)                  XX.XX%        XX.XX%
--------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund
Shares(2)                                               XX.XX%        XX.XX%
--------------------------------------------------------------------------------
Russell 2000(R) Index(6)                                XX.XX%        XX.XX%
--------------------------------------------------------------------------------

EUROPE 1.25X STRATEGY FUND - H-Class Shares

--------------------------------------------------------------------------------
The YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS X.XX%.
--------------------------------------------------------------------------------
[Insert Bar Chart]
--------------------------------------------------------------------------------
2001                                                                     -29.67%
--------------------------------------------------------------------------------
2002                                                                     -28.94%
--------------------------------------------------------------------------------
2003                                                                      42.77%
--------------------------------------------------------------------------------
2004                                                                      16.65%
--------------------------------------------------------------------------------
2005                                                                       6.66%
--------------------------------------------------------------------------------
2006                                                                      XX.XX%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HIGHEST QUARTER RETURN                      LOWEST QUARTER RETURN
--------------------------------------------------------------------------------
(quarter ended XXXXX)         XX.XX%        (quarter ended XXXXX)         XX.XX%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2006)(1)
--------------------------------------------------------------------------------
                                                                        Since
                                                   Past 1   Past 5    Inception
H-CLASS SHARES                                      Year    Years    (5/08/2000)
--------------------------------------------------------------------------------
Return Before Taxes                                XX.XX%   XX.XX%      XX.XX%
--------------------------------------------------------------------------------
Return After Taxes on Distributions(2)             XX.XX%   XX.XX%      XX.XX%
--------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of
Fund Shares(2)                                     XX.XX%   XX.XX%      XX.XX%
--------------------------------------------------------------------------------
Dow Jones STOXX 50 Index(SM)(7)                    XX.XX%   XX.XX%      XX.XX%
--------------------------------------------------------------------------------

JAPAN 1.25X STRATEGY FUND - H-Class Shares

--------------------------------------------------------------------------------
The YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS X.XX%.
--------------------------------------------------------------------------------
[Insert Bar Chart]
--------------------------------------------------------------------------------
2001                                                                     -41.52%
--------------------------------------------------------------------------------
2002                                                                     -16.18%
--------------------------------------------------------------------------------
2003                                                                      39.38%
--------------------------------------------------------------------------------
2004                                                                      11.56%
--------------------------------------------------------------------------------
2005                                                                      20.34%
--------------------------------------------------------------------------------
2006                                                                       X.XX%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HIGHEST QUARTER RETURN                      LOWEST QUARTER RETURN
--------------------------------------------------------------------------------
(quarter ended XXXXX)         XX.XX%        (quarter ended XXXXX)         XX.XX%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2006)(1)
--------------------------------------------------------------------------------
                                                                        Since
                                                   Past 1   Past 5    Inception
H-CLASS SHARES                                      Year    Years    (5/08/2000)
--------------------------------------------------------------------------------
Return Before Taxes                                XX.XX%   XX.XX%      XX.XX%
--------------------------------------------------------------------------------
Return After Taxes on Distributions(2)             XX.XX%   XX.XX%      XX.XX%
--------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of
Fund Shares(2)                                     XX.XX%   XX.XX%      XX.XX%
--------------------------------------------------------------------------------
Topix 100 Index(8)                                 XX.XX%   XX.XX%      XX.XX%
--------------------------------------------------------------------------------

GOVERNMENT LONG BOND 1.2X STRATEGY FUND - Investor Class Shares

--------------------------------------------------------------------------------
The YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS X.XX%.
--------------------------------------------------------------------------------
[Insert Bar Chart]
--------------------------------------------------------------------------------
1997                                                                      16.31%
--------------------------------------------------------------------------------
1998                                                                      15.89%
--------------------------------------------------------------------------------
1999                                                                     -18.99%
--------------------------------------------------------------------------------
2000                                                                      21.26%
--------------------------------------------------------------------------------
2001                                                                       0.80%
--------------------------------------------------------------------------------
2002                                                                      19.03%
--------------------------------------------------------------------------------
2003                                                                      -1.68%
--------------------------------------------------------------------------------
2004                                                                       9.52%
--------------------------------------------------------------------------------
2005                                                                       8.32%
--------------------------------------------------------------------------------
2006                                                                       X.XX%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HIGHEST QUARTER RETURN                      LOWEST QUARTER RETURN
--------------------------------------------------------------------------------
(quarter ended XXXXX)         XX.XX%        (quarter ended XXXXX)         XX.XX%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2006)(1)
--------------------------------------------------------------------------------
                                                       Past 1   Past 5   Past 10
INVESTOR CLASS SHARES                                   Year    Years     Years
--------------------------------------------------------------------------------
Return Before Taxes                                    XX.XX%   XX.XX%    XX.XX%
--------------------------------------------------------------------------------
Return After Taxes on Distributions(2)                 XX.XX%   XX.XX%    XX.XX%
--------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund
Shares(2)                                              XX.XX%   XX.XX%    XX.XX%
--------------------------------------------------------------------------------
Lehman Long Treasury Bond Index(9)                     XX.XX%   XX.XX%    XX.XX%
--------------------------------------------------------------------------------

INVERSE GOVERNMENT LONG BOND STRATEGY FUND - Investor Class Shares

--------------------------------------------------------------------------------
The YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS X.XX%.
--------------------------------------------------------------------------------
[Insert Bar Chart]
--------------------------------------------------------------------------------
1997                                                                      -5.56%
--------------------------------------------------------------------------------
1998                                                                      -4.58%
--------------------------------------------------------------------------------
1999                                                                      20.36%
--------------------------------------------------------------------------------
2000                                                                     -13.74%
--------------------------------------------------------------------------------
2001                                                                       1.42%
--------------------------------------------------------------------------------
2002                                                                     -16.73%
--------------------------------------------------------------------------------
2003                                                                      -1.91%
--------------------------------------------------------------------------------
2004                                                                      -8.71%
--------------------------------------------------------------------------------
2005                                                                      -4.95%
--------------------------------------------------------------------------------
2006                                                                       X.XX%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HIGHEST QUARTER RETURN                      LOWEST QUARTER RETURN
--------------------------------------------------------------------------------
(quarter ended XXXXX)         XX.XX%        (quarter ended XXXXX)         XX.XX%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2006)(1)
--------------------------------------------------------------------------------
                                                       Past 1   Past 5   Past 10
INVESTOR CLASS SHARES                                   Year    Years     Years
--------------------------------------------------------------------------------
Return Before Taxes                                    XX.XX%   XX.XX%    XX.XX%
--------------------------------------------------------------------------------
Return After Taxes on Distributions(2)                 XX.XX%   XX.XX%    XX.XX%
--------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund
Shares(2)                                              XX.XX%   XX.XX%    XX.XX%
--------------------------------------------------------------------------------
Lehman Long Treasury Bond Index(9)                     XX.XX%   XX.XX%    XX.XX%
--------------------------------------------------------------------------------

HIGH YIELD STRATEGY FUND - H-Class Shares

The High Yield Strategy Fund commenced operations on April 16, 2007 and therefore does not have a performance history for a full calendar year.

INVERSE HIGH YIELD STRATEGY FUND - H-Class Shares

The Inverse High Yield Strategy Fund commenced operations on April 16, 2007 and therefore does not have a performance history for a full calendar year.

U.S. GOVERNMENT MONEY MARKET FUND - Investor Class Shares

--------------------------------------------------------------------------------
The YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS X.XX%.
--------------------------------------------------------------------------------
[Insert Bar Chart]
--------------------------------------------------------------------------------
1997                                                                       4.57%
--------------------------------------------------------------------------------
1998                                                                       4.63%
--------------------------------------------------------------------------------
1999                                                                       4.28%
--------------------------------------------------------------------------------
2000                                                                       5.41%
--------------------------------------------------------------------------------
2001                                                                       3.33%
--------------------------------------------------------------------------------
2002                                                                       0.86%
--------------------------------------------------------------------------------
2003                                                                       0.24%
--------------------------------------------------------------------------------
2004                                                                       0.44%
--------------------------------------------------------------------------------
2005                                                                       2.31%
--------------------------------------------------------------------------------
2006                                                                       X.XX%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HIGHEST QUARTER RETURN                      LOWEST QUARTER RETURN
--------------------------------------------------------------------------------
(quarter ended XXXXX)         XX.XX%        (quarter ended XXXXX)         XX.XX%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2006)(1)
--------------------------------------------------------------------------------
                                                       Past 1   Past 5   Past 10
INVESTOR CLASS SHARES                                   Year    Years     Years
--------------------------------------------------------------------------------
Return Before Taxes                                    XX.XX%   XX.XX%    XX.XX%
--------------------------------------------------------------------------------
90 Day Treasury Composite Index(10)                    XX.XX%   XX.XX%    XX.XX%
--------------------------------------------------------------------------------

1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

2) AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. RETURNS AFTER TAXES ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOW THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOW THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

3) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

4) THE NASDAQ 100 INDEX(R) IS AN UNMANAGED MODIFIED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 100 OF THE LARGEST NON-FINANCIAL COMPANIES LISTED ON THE NASDAQ STOCK MARKET ("NASDAQ"). RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

5) THE S&P MIDCAP 400(R) INDEX IS AN UNMANAGED MODIFIED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 400 MID CAP STOCKS CHOSEN BY S&P FOR MARKET SIZE, LIQUIDITY, AND INDUSTRY GROUP REPRESENTATION. RETURNS REFLECT NO DEDUCTION FOR FEES, TAXES OR EXPENSES.

6) THE RUSSELL 2000(R) INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF SMALL-CAPITALIZATION COMPANY PERFORMANCE. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

7) THE DOW JONES STOXX 50 INDEX(SM) IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF EUROPEAN STOCK MARKET PERFORMANCE. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES. STOXX AND DOW JONES CLAIM COPYRIGHT AND OTHER PROPRIETARY INTEREST IN DOW JONES STOXX 50 INDEX(SM). THE DOW JONES STOXX 50 INDEX(SM) AND THE RELATED TRADEMARKS HAVE BEEN LICENSED FOR CERTAIN PURPOSES BY THE ADVISOR.

8) THE TOPIX 100 INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF JAPANESE STOCK MARKET PERFORMANCE. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

9) THE LEHMAN LONG TREASURY BOND INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF U.S. GOVERNMENT BOND PERFORMANCE. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

10) THE 90 DAY TREASURY COMPOSITE INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL MONEY MARKET PERFORMANCE. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

FUND FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay if you buy and hold Investor Class Shares or H-Class Shares, as applicable, of the Funds described in this Prospectus.

The Examples that follow the tables are intended to help you compare the cost of investing in Investor Class Shares or H-Class Shares, as applicable, of the Funds with the cost of investing in other mutual funds.

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Funds' operating expenses remain the same. Although your actual costs may be higher or lower, the Examples reflect your costs based on these assumptions.

I. FEES AND EXPENSES - SHAREHOLDER FEES

ALL FUNDS - Investor and H-Class Shares

--------------------------------------------------------------------------------
                                FEES AND EXPENSES
--------------------------------------------------------------------------------
SHAREHOLDER FEES*                                                          NONE
--------------------------------------------------------------------------------

* The Funds may impose a wire transfer charge of $15 on certain redemptions under $5,000.

II. FEES AND EXPENSES - ANNUAL FUND OPERATING EXPENSES

NOVA FUND - Investor Class Shares

--------------------------------------------------------------------------------
                                FEES AND EXPENSES
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
MANAGEMENT FEES                                                            X.XX%
--------------------------------------------------------------------------------
DISTRIBUTION (12b-1) FEES                                                   NONE
--------------------------------------------------------------------------------
OTHER EXPENSES                                                             X.XX%
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                       X.XX%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                     EXAMPLE
--------------------------------------------------------------------------------
          1 Year           3 Years            5 Years          10 Years
--------------------------------------------------------------------------------
           $XXX              $XXX               $XXX             $XXX
--------------------------------------------------------------------------------

S&P 500 FUND - H-Class Shares

--------------------------------------------------------------------------------
                                FEES AND EXPENSES
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
MANAGEMENT FEES                                                            X.XX%
--------------------------------------------------------------------------------
DISTRIBUTION (12b-1) OR SHAREHOLDER SERVICE FEES                           X.XX%
--------------------------------------------------------------------------------
OTHER EXPENSES                                                             X.XX%
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                       X.XX%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                     EXAMPLE
--------------------------------------------------------------------------------
          1 Year           3 Years            5 Years          10 Years
--------------------------------------------------------------------------------
           $XXX              $XXX               $XXX             $XXX
--------------------------------------------------------------------------------

INVERSE S&P 500 STRATEGY FUND - Investor Class Shares

--------------------------------------------------------------------------------
                                FEES AND EXPENSES
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
MANAGEMENT FEES                                                            X.XX%
--------------------------------------------------------------------------------
DISTRIBUTION (12b-1) FEES                                                   NONE
--------------------------------------------------------------------------------
OTHER EXPENSES                                                             X.XX%
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                       X.XX%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                     EXAMPLE
--------------------------------------------------------------------------------
          1 Year           3 Years            5 Years          10 Years
--------------------------------------------------------------------------------
           $XXX              $XXX               $XXX             $XXX
--------------------------------------------------------------------------------

OTC FUND - Investor Class

--------------------------------------------------------------------------------
                                FEES AND EXPENSES
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
MANAGEMENT FEES                                                            X.XX%
--------------------------------------------------------------------------------
DISTRIBUTION (12b-1) FEES                                                   NONE
--------------------------------------------------------------------------------
OTHER EXPENSES                                                             X.XX%
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                       X.XX%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                     EXAMPLE
--------------------------------------------------------------------------------
          1 Year           3 Years            5 Years          10 Years
--------------------------------------------------------------------------------
           $XXX              $XXX               $XXX             $XXX
--------------------------------------------------------------------------------

INVERSE OTC STRATEGY FUND - Investor Class Shares

--------------------------------------------------------------------------------
                                FEES AND EXPENSES
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
MANAGEMENT FEES                                                            X.XX%
--------------------------------------------------------------------------------
DISTRIBUTION (12b-1) FEES                                                   NONE
--------------------------------------------------------------------------------
OTHER EXPENSES                                                             X.XX%
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                       X.XX%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                     EXAMPLE
--------------------------------------------------------------------------------
          1 Year           3 Years            5 Years          10 Years
--------------------------------------------------------------------------------
           $XXX              $XXX               $XXX             $XXX
--------------------------------------------------------------------------------

MID-CAP 1.5X STRATEGY FUND - H-Class Shares

--------------------------------------------------------------------------------
                                FEES AND EXPENSES
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
MANAGEMENT FEES                                                            X.XX%
--------------------------------------------------------------------------------
DISTRIBUTION (12b-1) OR SHAREHOLDER SERVICE FEES                           X.XX%
--------------------------------------------------------------------------------
OTHER EXPENSES                                                             X.XX%
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                       X.XX%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                     EXAMPLE
--------------------------------------------------------------------------------
          1 Year           3 Years            5 Years          10 Years
--------------------------------------------------------------------------------
           $XXX              $XXX               $XXX             $XXX
--------------------------------------------------------------------------------

INVERSE MID-CAP STRATEGY FUND - H-Class Shares

--------------------------------------------------------------------------------
                                FEES AND EXPENSES
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
MANAGEMENT FEES                                                            X.XX%
--------------------------------------------------------------------------------
DISTRIBUTION (12b-1) OR SHAREHOLDER SERVICE FEES                           X.XX%
--------------------------------------------------------------------------------
OTHER EXPENSES                                                             X.XX%
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                       X.XX%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                     EXAMPLE
--------------------------------------------------------------------------------
          1 Year           3 Years            5 Years          10 Years
--------------------------------------------------------------------------------
           $XXX              $XXX               $XXX             $XXX
--------------------------------------------------------------------------------

RUSSELL 2000(R) 1.5X STRATEGY FUND - H-Class Shares

--------------------------------------------------------------------------------
                                FEES AND EXPENSES
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
MANAGEMENT FEES                                                            X.XX%
--------------------------------------------------------------------------------
DISTRIBUTION (12b-1) OR SHAREHOLDER SERVICE FEES                           X.XX%
--------------------------------------------------------------------------------
OTHER EXPENSES                                                             X.XX%
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                       X.XX%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                     EXAMPLE
--------------------------------------------------------------------------------
          1 Year           3 Years            5 Years          10 Years
--------------------------------------------------------------------------------
           $XXX              $XXX               $XXX             $XXX
--------------------------------------------------------------------------------

RUSSELL 2000(R) FUND - H-Class Shares

--------------------------------------------------------------------------------
                                FEES AND EXPENSES
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
MANAGEMENT FEES                                                            X.XX%
--------------------------------------------------------------------------------
DISTRIBUTION (12b-1) OR SHAREHOLDER SERVICE FEES                           X.XX%
--------------------------------------------------------------------------------
OTHER EXPENSES                                                             X.XX%
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                       X.XX%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                     EXAMPLE
--------------------------------------------------------------------------------
          1 Year           3 Years            5 Years          10 Years
--------------------------------------------------------------------------------
           $XXX              $XXX               $XXX             $XXX
--------------------------------------------------------------------------------

INVERSE RUSSELL 2000(R) STRATEGY FUND - H-Class Shares

--------------------------------------------------------------------------------
                                FEES AND EXPENSES
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
MANAGEMENT FEES                                                            X.XX%
--------------------------------------------------------------------------------
DISTRIBUTION (12b-1) OR SHAREHOLDER SERVICE FEES                           X.XX%
--------------------------------------------------------------------------------
OTHER EXPENSES                                                             X.XX%
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                       X.XX%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                     EXAMPLE
--------------------------------------------------------------------------------
          1 Year           3 Years            5 Years          10 Years
--------------------------------------------------------------------------------
           $XXX              $XXX               $XXX             $XXX
--------------------------------------------------------------------------------

EUROPE 1.25X STRATEGY FUND - H-Class Shares

--------------------------------------------------------------------------------
                                FEES AND EXPENSES
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
MANAGEMENT FEES                                                            X.XX%
--------------------------------------------------------------------------------
DISTRIBUTION (12b-1) OR SHAREHOLDER SERVICE FEES                           X.XX%
--------------------------------------------------------------------------------
OTHER EXPENSES                                                             X.XX%
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                       X.XX%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                     EXAMPLE
--------------------------------------------------------------------------------
          1 Year           3 Years            5 Years          10 Years
--------------------------------------------------------------------------------
           $XXX              $XXX               $XXX             $XXX
--------------------------------------------------------------------------------

JAPAN 1.25X STRATEGY FUND - H-Class Shares

--------------------------------------------------------------------------------
                                FEES AND EXPENSES
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
MANAGEMENT FEES                                                            X.XX%
--------------------------------------------------------------------------------
DISTRIBUTION (12b-1) OR SHAREHOLDER SERVICE FEES                           X.XX%
--------------------------------------------------------------------------------
OTHER EXPENSES                                                             X.XX%
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                       X.XX%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                     EXAMPLE
--------------------------------------------------------------------------------
          1 Year           3 Years            5 Years          10 Years
--------------------------------------------------------------------------------
           $XXX              $XXX               $XXX             $XXX
--------------------------------------------------------------------------------

GOVERNMENT LONG BOND 1.2X STRATEGY FUND - Investor Class Shares

--------------------------------------------------------------------------------
                                FEES AND EXPENSES
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
MANAGEMENT FEES                                                            X.XX%
--------------------------------------------------------------------------------
DISTRIBUTION (12b-1) FEES                                                   NONE
--------------------------------------------------------------------------------
OTHER EXPENSES                                                             X.XX%
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                       X.XX%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                     EXAMPLE
--------------------------------------------------------------------------------
          1 Year           3 Years            5 Years          10 Years
--------------------------------------------------------------------------------
           $XXX              $XXX               $XXX             $XXX
--------------------------------------------------------------------------------

INVERSE GOVERNMENT LONG BOND STRATEGY FUND - Investor Class Shares

--------------------------------------------------------------------------------
                                FEES AND EXPENSES
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
MANAGEMENT FEES                                                            X.XX%
--------------------------------------------------------------------------------
DISTRIBUTION (12b-1) FEES                                                   NONE
--------------------------------------------------------------------------------
OTHER EXPENSES                                                             X.XX%
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                       X.XX%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                     EXAMPLE
--------------------------------------------------------------------------------
          1 Year           3 Years            5 Years          10 Years
--------------------------------------------------------------------------------
           $XXX              $XXX               $XXX             $XXX
--------------------------------------------------------------------------------

HIGH YIELD STRATEGY FUND - H-Class Shares

--------------------------------------------------------------------------------
                                FEES AND EXPENSES
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
MANAGEMENT FEES                                                            X.XX%
--------------------------------------------------------------------------------
DISTRIBUTION (12b-1) OR SHAREHOLDER SERVICE FEES                           X.XX%
--------------------------------------------------------------------------------
OTHER EXPENSES*                                                            X.XX%
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                       X.XX%
--------------------------------------------------------------------------------

* "Other Expenses" are based on estimated amounts for the current fiscal year.

--------------------------------------------------------------------------------
                                     EXAMPLE
--------------------------------------------------------------------------------
                            1 Year           3 Years
--------------------------------------------------------------------------------
                             $XXX             $XXX
--------------------------------------------------------------------------------

INVERSE HIGH YIELD STRATEGY FUND - H-Class Shares

--------------------------------------------------------------------------------
                                FEES AND EXPENSES
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
MANAGEMENT FEES                                                            X.XX%
--------------------------------------------------------------------------------
DISTRIBUTION (12b-1) OR SHAREHOLDER SERVICE FEES                           X.XX%
--------------------------------------------------------------------------------
OTHER EXPENSES*                                                            X.XX%
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                       X.XX%
--------------------------------------------------------------------------------

* "Other Expenses" are based on estimated amounts for the current fiscal year.

--------------------------------------------------------------------------------
                                     EXAMPLE
--------------------------------------------------------------------------------
                            1 Year           3 Years
--------------------------------------------------------------------------------
                             $XXX             $XXX
--------------------------------------------------------------------------------

U.S. GOVERNMENT MONEY MARKET FUND - Investor Class Shares

--------------------------------------------------------------------------------
                                FEES AND EXPENSES
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
MANAGEMENT FEES                                                            X.XX%
--------------------------------------------------------------------------------
DISTRIBUTION (12b-1) FEES                                                   NONE
--------------------------------------------------------------------------------
OTHER EXPENSES                                                             X.XX%
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                       X.XX%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                     EXAMPLE
--------------------------------------------------------------------------------
          1 Year           3 Years            5 Years          10 Years
--------------------------------------------------------------------------------
           $XXX              $XXX               $XXX             $XXX
--------------------------------------------------------------------------------

MORE INFORMATION ABOUT THE FUNDS:
--------------------------------------------------------------------------------
BENCHMARKS AND INVESTMENTS

The Domestic Equity Funds, International Equity Funds, Government Long Bond 1.2x Strategy Fund and Inverse Government Long Bond Strategy Fund seek to provide investment results that either match the performance of a specific benchmark on a daily basis or correlate to the performance of a specific benchmark over time.

The current benchmark used by each Fund is set forth below:

FUND                                         BENCHMARK
NOVA FUND                                    150% OF THE PERFORMANCE OF THE S&P 500(R) INDEX

S&P 500 FUND                                 S&P 500(R) INDEX

INVERSE S&P 500 STRATEGY FUND                INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE S&P 500(R) INDEX

OTC FUND                                     NASDAQ 100 INDEX(R)

INVERSE OTC STRATEGY FUND                    INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE NASDAQ 100 INDEX(R)

MID-CAP 1.5x STRATEGY FUND                   S&P MIDCAP 400(R) INDEX (The Fund seeks exposure to 150% of the performance of its benchmark)

INVERSE MID-CAP STRATEGY FUND                INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE S&P MIDCAP 400(R) INDEX

RUSSELL 2000(R) 1.5x STRATEGY FUND           RUSSELL 2000(R) INDEX (The Fund seeks exposure to 150% of the performance of its benchmark)

RUSSELL 2000(R) FUND                         RUSSELL 2000(R) INDEX

INVERSE RUSSELL 2000(R) STRATEGY FUND        INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE RUSSELL 2000(R) INDEX

EUROPE 1.25x STRATEGY FUND                   DOW JONES STOXX 50 INDEX(SM) (The Fund seeks exposure to 125% of the performance of its benchmark)

JAPAN 1.25x STRATEGY FUND                    TOPIX 100 INDEX (The Fund seeks exposure to 125% of the
                                             performance of its benchmark)

GOVERNMENT LONG BOND 1.2x STRATEGY FUND      LONG TREASURY BOND (The Fund seeks exposure to 120% of the performance of its benchmark)

INVERSE GOVERNMENT LONG BOND STRATEGY FUND   INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE LONG TREASURY BOND

A BRIEF GUIDE TO THE UNDERLYING INDICES

DOW JONES STOXX 50(R) INDEX. The Dow Jones Stoxx 50(R) Index is a capitalization-weighted index composed of 50 European blue chip stocks. Index members are chosen by Stoxx Ltd. from 16 countries under criteria designed to identify highly liquid companies that are leaders in their sectors. As of December 29, 2006, the Dow Jones Stoxx 50(R) Index included companies with a capitalization range of $40.9 billion to $238.3 billion.

NASDAQ 100 INDEX(R). The Nasdaq 100 Index(R) is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on the Nasdaq Stock Market, Inc. ("Nasdaq"). As of December 29, 2006, the Nasdaq 100 Index(R) included companies with a capitalization range of $3.5 billion to $291.9 billion.

RUSSELL 2000(R) INDEX. The Russell 2000(R) Index is composed of the 2,000 smallest companies in the Russell 3000(R) Index, representing approximately 11% of the Russell 3000(R) total market capitalization. The Russell 3000(R) Index is composed of the 3,000 largest U.S. companies ranked by total market capitalization, representing approximately 98% of the U.S. invest able equity market. As of December 29, 2006, the Russell 2000(R) Index included companies with a capitalization range of $39 million to $3.1 billion.

S&P 500 INDEX. The S&P 500 Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by the Standard & Poor's Corporation ("S&P") on a statistical basis. As of December 29, 2006, the S&P 500 Index included companies with a capitalization range of $1.4 billion to $439 billion.

S&P MIDCAP 400 INDEX. The S&P MidCap 400 Index is a modified capitalization-weighted index composed of 400 mid cap stocks chosen by S&P for market size, liquidity, and industry group representation. It covers approximately 7% of the U.S. equities market. As of December 29, 2006, the S&P MidCap 400 Index included companies with a capitalization range of $522 million to $10.7 billion.

TOPIX 100 INDEX. The Topix 100 Index is an index designed to measure performance of the 100 most liquid stocks with the largest market capitalization that are members of the broader Topix Index. The Topix and Topix 100 Indices are published by the Tokyo Stock Exchange. As of December 29, 2006, the Topix 100 Index included companies with a capitalization range of $3.9 billion to $216.7 billion.

--------------------------------------------------------------------------------
UNDERSTANDING COMPOUNDING & THE EFFECT OF LEVERAGE

It is important to understand the effects of compounding when investing in any mutual fund, especially funds that use leverage as part of their investment strategy. The impact of leverage on a fund will generally cause the fund's performance to not match the performance of the index underlying the fund's benchmark over a period of time greater than one day. The following simple examples provide an illustration:

EXAMPLE A: Assume you invest $100 in Fund A, a typical index fund that seeks to match the performance of its underlying index. If the index increases 10% on day one, the value of your shares in Fund A would be expected to increase $10 (10% of $100) to $110. The next day, if the index decreases 10%, the value of your shares in Fund A would be expected to decrease $11 (10% of $110) to $99.

EXAMPLE B: Assume you invested $100 in Fund B, a fund that seeks to return 200% of the performance of its underlying index. If the index increases 10% on day one, the value of your shares in Fund B would be expected to increase $20 (20% of $100) to $120. The next day, if the index decreases 10%, the value of your shares in Fund B would be expected to decrease to $24 (20% of $120) to $96.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Because of the effect of compounding, in each case the value of your investment declined even though the index went up 10% on day one and down 10% on day two. However, the effect of compounding was more pronounced when combined with leverage (Example B).

The examples demonstrate that over time, the cumulative percentage increase or decrease in the net asset value of a fund may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the index underlying a fund's benchmark due to the compounding effect of losses and gains on the returns of the fund. It is also expected that a fund's use of consistently applied leverage will cause the fund to underperform the compounded return of twice its benchmark in a trendless or flat market.
--------------------------------------------------------------------------------

ADVISOR'S INVESTMENT METHODOLOGY

The Advisor develops and implements structured investment strategies designed to achieve each Fund's objective. The Advisor uses quantitative methods to construct portfolios that correlate highly with their respective benchmarks. Statistical techniques are then used to determine the optimal mix of assets for each Fund. The Advisor places particular emphasis on controlling risk relative to each Fund's benchmark or market sector in order to maintain consistency and predictability.

DOMESTIC  EQUITY FUNDS,  INTERNATIONAL  EQUITY FUNDS,  GOVERNMENT LONG BOND 1.2X
STRATEGY FUND AND INVERSE GOVERNMENT LONG BOND STRATEGY FUND. The Advisor's primary objective for the Funds is to correlate with the performance of the index underlying each Fund's benchmark. The following Funds -- the Nova Fund, Mid-Cap 1.5x Strategy Fund, Russell 2000(R) 1.5x Strategy Fund, International Equity Funds, and Government Long Bond 1.2x Strategy Fund -- are invested to achieve returns that exceed the returns of the indices underlying their benchmarks. These leveraged returns are achieved not by borrowing, but by the use of futures and other instruments that simulate leveraged returns without requiring a commitment of cash in excess of the Fund's assets. For the Inverse S&P 500 Strategy Fund, Inverse OTC Strategy Fund, Inverse Mid-Cap Strategy Fund, Inverse Russell 2000(R) Strategy Fund, and Inverse Government Long Bond Strategy Fund, the Advisor uses short selling techniques to produce returns that move inversely to the performance of their respective underlying indices.

HIGH YIELD STRATEGY FUND AND INVERSE HIGH YIELD STRATEGY FUND. The Advisor's primary objective for the High Yield Strategy Fund and Inverse High Yield Strategy Fund is to correlate with the performance of the high yield bond market. The Advisor seeks to create portfolios that will correlate highly with the performance of the high yield bond market by investing in credit default swaps, bond futures and other financial instruments that have risk and return characteristics similar to a portfolio of high yield securities. A high yield bond is a bond that is rated below investment grade. Generally, high yield bonds are those bonds rated BB+ and lower by Standard & Poor's Rating Service or Ba1 and lower by Moody's Investor Services, Inc. Investors are subject to credit risk when investing in high yield bonds as issuers of the debt may be unable to make their interest and principal payments. High yield bonds typically pay higher yields because they tend to have a higher risk of defaulting than investment grade bonds. Investors are also subject to interest rate risk when investing in high yield bonds as fixed income securities will generally decrease when interest rates rise. However, the prices of high yield bonds may not necessarily move inversely with changes in interest rates due to changes in credit risk and/or other risks. The Funds will primarily invest in credit default swaps to gain exposure similar to the high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk. A buyer of credit default swaps is buying credit protection or mitigating credit risk. The High Yield Strategy Fund will generally be a seller of credit protection and the Inverse High Yield Strategy Fund will generally be a buyer of credit protection. To manage interest rate risk, the Funds invest in bond futures. The High Yield Strategy Fund will typically buy bond futures, whereas the Inverse High Yield Strategy Fund will typically sell bond futures short. Additionally, the Advisor evaluates the relative liquidity of underlying securities to determine the optimal mix of assets for each Fund.

In response to market, economic, political or other conditions, the Advisor may temporarily use a different investment strategy for defensive purposes. If the Advisor does so, different factors could affect the Funds' performance and the Funds may not achieve their respective investment objectives.

OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the Statement of Additional Information (the "SAI") for a more complete list of portfolio investment strategies, permitted investments and related risks.

PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

INVESTING WITH RYDEX:
--------------------------------------------------------------------------------
SHAREHOLDER INFORMATION

Investor and H-Class Shares are offered directly through Rydex Fund Services Inc. and also through authorized securities brokers and other financial intermediaries.

OPENING YOUR ACCOUNT

You will need to open a Rydex shareholder account to make share transactions - buy, sell or exchange shares of the Funds. You can request an account application by calling Rydex Client Services at 800.820.0888 or 301.296.5406 or simply download an application from the Rydex web site - www.rydexinvestments.com. Certain account types may be opened online via the website. For more information on opening an account, call Rydex Client Services at 800.820.0888 or 301.296.5406 or visit www.rydexinvestments.com.

The type of application you will need depends on the type of account you want to open. For example, if you are opening a retirement account, such as an IRA, you will need to complete a different application than you would if you were opening a taxable account. When you call Rydex to request an account application, be sure to let the client services representative know what type of account you want to open to ensure that you receive the correct application.

If you open your account through a broker or other financial intermediary, your financial intermediary will ordinarily assist you in completing the necessary application to open your account with Rydex.

--------------------------------------------------------------------------------

                    MINIMUM AMOUNTS FOR ESTABLISHING ACCOUNTS

The minimum initial investment amounts for accounts held through a third party (E.G., a brokerage account) are:

          o    $1,000 for retirement accounts

          o    $2,500 for all other accounts

Accounts held DIRECTLY at Rydex are subject to a minimum account balance of $25,000 FOR NON-MANAGED ACCOUNTS (INCLUDING RETIREMENT ACCOUNTS) and $15,000 FOR ACCOUNTS MANAGED BY FINANCIAL INTERMEDIARIES. Accounts opened through a financial intermediary (non-direct) will be subject to your financial intermediary's minimum initial investment amount and minimum account balance, which may be different than the amounts above.

To open an IRA account with Rydex directly, you must transfer an existing IRA (or multiple IRAs) in order to meet the minimum investment amount requirements.

There are no minimum amounts for subsequent investments in the Funds except for subsequent investments made via Automated Clearing House ("ACH"). For more information about subsequent investments via ACH please see "Purchase Procedures" below. Rydex reserves the right to modify its minimum account requirements at any time, with or without prior notice to you.

--------------------------------------------------------------------------------

TIPS TO SUCCESSFULLY COMPLETE YOUR ACCOUNT APPLICATION

o You must provide each account holder's social security number or tax ID number and date of birth on the application to avoid a delay in processing.

o Attach a copy of the trust document when establishing a trust account.

o When establishing an account for your corporation, partnership or self directed retirement plan, please indicate the correct account type to ensure proper tax reporting, and provide a copy of one of the following documents: registered articles of incorporation, government-issued business license, partnership papers, plan documents or other official documentation that verifies the entity and lists the authorized individuals. Failure to provide this documentation may result in a delay in processing your application.

o You must provide a street address (Rydex does not accept P.O. Box only addresses). If any joint owner has a different address than the account registration, please indicate what it is on the application.

o BE SURE TO SIGN THE APPLICATION.

o If you open an account directly with Rydex you will receive a confirmation statement by mail confirming your initial purchase. Review this confirmation carefully to ensure that all of the information is correct. Notify us promptly of any errors.

TRANSACTION INFORMATION
--------------------------------------------------------------------------------

This section provides important information about the procedures that you must follow when you buy, sell or exchange shares of the Funds. You may submit transaction orders to buy, sell or exchange Fund shares on any day that the NYSE is open for business (a "Business Day"). However, the Government Long Bond 1.2x Strategy Fund and Inverse Government Long Bond Strategy Fund will not accept transaction orders and will not calculate NAV on days when the U.S. Government Bond Market is closed, including Columbus Day and Veterans' Day. In addition, on any day that the New York Fed or the NYSE closes early, the principal government securities and corporate bond markets close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the SEC, the Funds reserve the right to advance the time on that day NAV is calculated and, correspondingly, the time by which purchase and redemption orders must be received.

Notwithstanding the foregoing, the U.S. Government Money Market Fund reserves the right to accept orders to purchase or redeem shares on any day that is not a Business Day and the Federal Reserve or National Securities Clearing Corporation remains open. In addition, the U.S. Government Money Market Fund may designate special hours of operation on any such day. In the event that the U.S. Government Money Market Fund invoke the right to accept orders to purchase or redeem shares on any day that is not a Business Day and/or adopt special hours of operation, the U.S. Government Money Market Fund will post advance notice of these events at www.rydexinvestments.com.

TRANSACTION CUT-OFF TIMES

All shareholder transaction orders are processed at the NAV next determined after your transaction order is received with all of the necessary information, sometimes referred to as "good order," by the Funds' transfer agent, distributor, or authorized dealer. The following transaction cut-off times have been established in order to allow the transfer agent appropriate time to report the current day's trading activity to the Funds' Advisor. Any application that is sent to the transfer agent does not constitute a purchase order until the transfer agent processes the application and receives correct payment by check, wire transfer or ACH.

-------------------------------------------------------------------------------------------------------------
     METHOD         FUND                                  MORNING CUT-OFF TIME       AFTERNOON CUT-OFF TIME
-------------------------------------------------------------------------------------------------------------
By Mail             All Funds                             Not Available              Market Close*
-------------------------------------------------------------------------------------------------------------
By Phone            Domestic Equity Funds - except        Not Available              3:45 P.M., Eastern Time
                    for the S&P 500 Fund and Russell
                    2000(R) Fund
                    -----------------------------------------------------------------------------------------
                    Domestic Equity Funds - S&P 500       10:30 A.M., Eastern Time   3:45 P.M., Eastern Time
                    Fund and Russell 2000(R) Fund only
                    -----------------------------------------------------------------------------------------
                    International Equity Funds            Not Available              3:45 P.M., Eastern Time
                    -----------------------------------------------------------------------------------------
                    Fixed Income Funds - except for       Not Available              3:45 P.M., Eastern Time
                    the High Yield Strategy Fund and
                    Inverse High Yield Strategy Fund
                    -----------------------------------------------------------------------------------------
                    Fixed Income Funds - High Yield       Not Available              3:30 P.M., Eastern Time
                    Strategy Fund and Inverse High
                    Yield Strategy Fund
                    -----------------------------------------------------------------------------------------
                    U.S. Government Money Market          Not Available              1:00 P.M., Eastern Time
                    Fund**
-------------------------------------------------------------------------------------------------------------
By Internet         Domestic Equity Funds - except        Not Available              3:50 P.M., Eastern Time
                    for the S&P 500 Fund and Russell
                    2000(R) Fund
                    -----------------------------------------------------------------------------------------
                    Domestic Equity Funds - S&P 500       10:30 A.M., Eastern Time   3:50 P.M., Eastern Time
                    Fund and Russell 2000(R) Fund only
                    -----------------------------------------------------------------------------------------
                    International Equity Funds            Not Available              3:50 P.M., Eastern Time
                    -----------------------------------------------------------------------------------------
                    Fixed Income Funds - except for       Not Available              3:50 P.M., Eastern Time
                    the High Yield Strategy Fund and
                    Inverse High Yield Strategy Fund
                    -----------------------------------------------------------------------------------------
                    Fixed Income Funds - High Yield       Not Available              3:45 P.M., Eastern Time
                    Strategy Fund and Inverse High
                    Yield Strategy Fund
                    -----------------------------------------------------------------------------------------
                    U.S. Government Money Market          Not Available              1:00 P.M., Eastern Time
                    Fund**
-------------------------------------------------------------------------------------------------------------
By Financial        All Funds - except for the S&P        Not Available              Market Close*
Intermediary        500 Fund and Russell 2000(R) Fund
                    ---------------------------------------------------------------
                    Domestic Equity Funds - S&P 500       10:30 A.M., Eastern Time*
                    Fund and Russell 2000(R) Fund only
-------------------------------------------------------------------------------------------------------------

* EACH FINANCIAL INTERMEDIARY MAY HAVE ITS OWN RULES ABOUT SHARE TRANSACTIONS, AND MAY HAVE DIFFERENT CUT-OFF TIMES FOR PROCESSING YOUR TRANSACTION ORDER.

** TO RECEIVE THE CURRENT BUSINESS DAY'S DIVIDEND FOR THE U.S. GOVERNMENT MONEY MARKET FUND, THE FUND MUST RECEIVE YOUR WIRE PURCHASE ORDER BY 1:00 P.M., EASTERN TIME. ALL REDEMPTION ORDERS RECEIVED PRIOR TO

1:00 P.M., EASTERN TIME WILL NOT RECEIVE THE CURRENT BUSINESS DAY'S DIVIDEND. ALL REDEMPTION ORDERS RECEIVED AFTER 1:00 P.M., EASTERN TIME ARE ENTITLED TO RECEIVE THE CURRENT BUSINESS DAY'S DIVIDEND.

EARLY TRANSACTION CUT-OFF TIMES

On any day that a Fund calculates NAV earlier than normal, as described below, Rydex reserves the right to advance the time on that day by which shareholder transaction orders must be received by the transfer agent.

--------------------------------------------------------------------------------
CALCULATING NAV

The price at which you buy, sell and exchange shares is the net asset value per share, which is also known as NAV.

Each Fund calculates its NAV by:

o Taking the current market value of its total assets

o Subtracting any liabilities

o Dividing that amount by the total number of shares owned by shareholders

The Funds calculate NAV once each Business Day as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time).

The Funds, except for the S&P 500 Fund and Russell 2000(R) Fund, calculate NAV once each Business Day as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). The S&P 500 and Russell 2000(R) Funds, calculate NAV twice each Business Day, first in the morning and again in the afternoon. The S&P 500 and Russell 2000(R) Funds' morning NAV is calculated as of 10:45 a.m., Eastern Time and the Funds' afternoon NAV is calculated as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time).

If the primary exchange or market where a Fund's securities or other investments trade closes early - such as on days in advance of holidays generally observed by participants in these markets - the Funds may calculate NAV as of the earlier closing time in accordance with the policies set forth in the Funds' SAI. For more information on these early closings, please call 800.820.0888 or visit the Rydex web site - www.rydexinvestments.com.

In calculating NAV, each Fund generally values its investment portfolio based on the market price of the securities as of the time the Fund determines NAV. If market prices are unavailable or the Funds think that they are unreliable, such as instances where the value of a security has been materially affected by events occurring after the market closes, the Funds price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. For example, market prices may be unavailable if trading in a particular portfolio security was halted during the day and did not resume prior to a Fund's NAV calculation. The Funds may view market prices as unreliable when the value of a security has been materially affected by events occuring after the market closes, but prior to the time as of which the Funds calculate NAV.

The Europe 1.25x Strategy and Japan 1.25x Strategy Funds generally value their assets at fair value using procedures approved by the Board of Trustees because of the time difference between the close of the relevant foreign exchanges and the time the Europe 1.25x Strategy and Japan 1.25x Strategy Funds price their shares at the close of the NYSE. As such, the value assigned to the Europe 1.25x Strategy and Japan 1.25x Strategy Funds' securities may not be the
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
quoted or published prices of those securities on their primary markets or exchanges.

The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

The Money Market Fund values its assets using the amortized cost method of valuation pursuant to procedures approved by the Funds' Board of Trustees.

More information about the valuation of the Funds' holdings and the amortized cost method can be found in the SAI.
--------------------------------------------------------------------------------

TRANSACTIONS THROUGH YOUR FINANCIAL INTERMEDIARY

If you opened your account through a financial intermediary, you will ordinarily submit your transaction orders through that financial intermediary. Your financial intermediary is responsible for ensuring that your transaction order is in good order, and promptly transmitting your order to the Funds. Transaction orders received in good order by your financial intermediary will be processed at the Funds' next determined NAV. Financial intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Each financial intermediary may also have its own rules about minimum initial investment amounts, minimum account balances, share transactions, limits on the number of share transactions you are permitted to make in a given time period, and may have different cut-off times for processing your transaction order. For more information about your financial intermediary's rules and procedures, you should contact your financial intermediary directly.

BUYING FUND SHARES
--------------------------------------------------------------------------------

The Funds offer their shares continuously and investors may submit purchase orders to buy shares on any Business Day. However, Rydex reserves the right to reject or refuse, in whole or in part, any purchase order for Fund shares. Purchase orders, like any other share transaction, are subject to the Funds' transaction cut-off times and will be processed at the NAV next determined after your purchase order is received in good order.

PURCHASE PROCEDURES

The Funds offer you the option to submit purchase orders through your financial intermediary or send purchase orders by mail, fax or internet and send purchase proceeds by check, wire transfer or ACH. The Funds do not accept cash or cash equivalents (such as travelers' checks, money orders or bearer bonds), government checks, third-party checks, starter checks or checks drawn on a line of credit (including credit card convenience checks). Cashiers checks, bank checks, official checks and treasurers' checks less than or equal to $10,000 are also not accepted. Rydex reserves the right to refuse other payment instruments if, in the sole discretion of Fund management, it is deemed to be in the best interest of the Funds. You may buy shares and send your purchase proceeds by any of the methods described below:

-----------------------------------------------------------------------------------------------
                          INITIAL PURCHASE                      SUBSEQUENT PURCHASES
                -------------------------------------------------------------------------------
                Complete the account application     Complete the Rydex investment slip
                that corresponds to the type of      included with your quarterly statement or
                account you are opening.             send written purchase instructions that
                                                     include:
BY MAIL         o MAKE SURE TO DESIGNATE THE RYDEX
IRA AND OTHER   FUND(S) YOU WANT TO PURCHASE.        o YOUR NAME
RETIREMENT
ACCOUNTS        o MAKE SURE YOUR INVESTMENT MEETS    o YOUR SHAREHOLDER ACCOUNT NUMBER
REQUIRE         THE ACCOUNT MINIMUM.
ADDITIONAL                                           o THE RYDEX FUND(S) YOU WANT TO PURCHASE.
PAPERWORK.
                -------------------------------------------------------------------------------
                                  Make your check payable to RYDEX INVESTMENTS.
                -------------------------------------------------------------------------------
                      Your check must be drawn on a U.S. bank and payable in U.S. Dollars.
                -------------------------------------------------------------------------------
CALL RYDEX         Include the name of the Rydex Fund(s) you want to purchase on your check.
CLIENT
SERVICES TO     IF YOU DO NOT SPECIFY WHICH RYDEX FUND(S) YOU WANT TO PURCHASE, YOUR INVESTMENT
REQUEST A          WILL BE CREDITED TO THE RYDEX U.S. GOVERNMENT MONEY MARKET FUND, WHICH IS
RETIREMENT                             OFFERED IN A SEPARATE PROSPECTUS.
ACCOUNT         -------------------------------------------------------------------------------
INVESTOR          Mail your application and check            Mail your written purchase
APPLICATION                     to:                          instructions and check to:
KIT.            -------------------------------------------------------------------------------
                MAILING ADDRESS:
                Rydex Investments
                Attn: Ops. Dept.
                9601 Blackwell Road, Suite 500
                Rockville, MD 20850

-----------------------------------------------------------------------------------------------
                         INITIAL PURCHASE                       SUBSEQUENT PURCHASES
                -------------------------------------------------------------------------------
                Submit new account paperwork, and         Be sure to designate in your wire
                then call Rydex to obtain your       instructions the Rydex Fund(S) you want to
                account number.                                       purchase.

BY WIRE

                o MAKE SURE TO DESIGNATE THE RYDEX
RYDEX CLIENT    FUND(S) YOU WANT TO PURCHASE.
SERVICES
PHONE           o MAKE SURE YOUR INVESTMENT MEETS
NUMBER:         THE ACCOUNT MINIMUM.
800.820.0888    -------------------------------------------------------------------------------
OR              To obtain "same-day credit" (to get that Business Day's NAV) for your purchase
301.296.5406    order, YOU MUST CALL RYDEX CLIENT SERVICES AND PROVIDE THE FOLLOWING
                INFORMATION PRIOR TO THE TRANSACTION CUT-OFF TIME FOR THE RYDEX FUND(S) YOU ARE
                PURCHASING:

                o Account Number

                o Fund Name

                o Amount of Wire

                o Fed Wire Reference Number (upon request)

                You will receive a confirmation number to verify that your purchase order has been accepted.

                IF YOU DO NOT NOTIFY RYDEX CLIENT SERVICES OF THE INCOMING WIRE, YOUR PURCHASE
                ORDER WILL NOT BE PROCESSED UNTIL THE BUSINESS DAY FOLLOWING THE RECEIPT OF THE
                                             WIRE.
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
                WIRE INSTRUCTIONS:
                U.S. Bank
                Cincinnati, OH
                Routing Number: 0420-00013
                For Account of: Rydex Investments
                Account Number: 48038-9030
                [Your Name]
                [Your shareholder account number]

                       IF YOU DO NOT SPECIFY WHICH RYDEX FUND(S) YOU WANT TO PURCHASE, YOUR
                          INVESTMENT WILL BE CREDITED TO THE RYDEX U.S. GOVERNMENT MONEY
                              MARKET FUND, WHICH IS OFFERED IN A SEPARATE PROSPECTUS.
-------------------------------------------------------------------------------------------------
                         INITIAL PURCHASE                        SUBSEQUENT PURCHASES

                Submit new account paperwork, and    Purchases made via ACH must be a minimum of
                then call Rydex to obtain your       $50.  To make a subsequent purchase, send
BY ACH          account number. Be sure to complete  written purchase instructions that include:
(FAX)           the "Electronic Investing (via
RYDEX FAX       ACH)" section. Then, fax it to       o YOUR NAME
NUMBER:         Rydex. (ONLY Individual, Joint and
301.296.5103    UGMA/UTMA accounts may be opened by  o YOUR SHAREHOLDER ACCOUNT NUMBER fax).
                                                     o THE RYDEX FUND(S) YOU WANT TO PURCHASE
                o MAKE SURE TO INCLUDE A LETTER OF
                INSTRUCTION REQUESTING THAT WE       o ACH BANK INFORMATION (IF NOT ON RECORD)
                PROCESS YOUR PURCHASE BY ACH.

                o MAKE SURE TO DESIGNATE THE RYDEX
                FUND(S) YOU WANT TO PURCHASE.

                o MAKE SURE YOUR INVESTMENT MEETS
                THE ACCOUNT MINIMUM.
-----------------------------------------------------------------------------------------------
BY ACH                           Follow the directions on the Rydex web site -
(INTERNET)                                  www.rydexinvestments.com

-----------------------------------------------------------------------------------------------

CANCELLED PURCHASE ORDERS

Rydex will ordinarily cancel your purchase order under the following circumstances:

o if your bank does not honor your check for any reason

o if the transfer agent (Rydex) does not receive your wire transfer

o if the transfer agent (Rydex) does not receive your ACH transfer

o if your bank does not honor your ACH transfer

IF YOUR PURCHASE ORDER IS CANCELLED FOR ANY OF THESE REASONS, YOU WILL NOT BE ENTITLED TO BENEFIT FROM ANY INCREASE IN NAV THAT THE FUND(S) MAY HAVE EXPERIENCED FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION. IN ADDITION, IF THE FUND(S) NAV DECREASES IN VALUE

FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION, THE FUND(S) WILL HOLD YOU LIABLE FOR ANY LOSSES THAT IT INCURS AS A RESULT OF YOUR CANCELLED ORDER.

SELLING FUND SHARES
--------------------------------------------------------------------------------

The Funds redeem their shares continuously and investors may sell their shares back to the Funds on any Business Day. You may redeem all or any portion of your Fund shares at the Funds' next determined NAV calculated after your redemption order is received in good order by the transfer agent. Redemption orders, like any other share transaction, are subject to the Funds' transaction cut-off times and will be processed at the NAV next determined after your redemption order is received in good order by the transfer agent.

The Funds may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the U.S. Securities and Exchange Commission (the "SEC"). The Funds reserve the right to pay part of your redemption proceeds in liquid securities with a market value equal to the redemption price.

REDEMPTION PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Funds also offer you the option to send redemption orders to Rydex by:

--------------------------------------------------------------------------------
              Rydex Investments
     MAIL     Attn: Ops. Dept.
              9601 Blackwell Road, Suite 500
              Rockville, MD 20850
--------------------------------------------------------------------------------
              301.296.5103
      FAX If you send your redemption order by fax, you must call Rydex Client Services at 800.820.0888 or 301.296.5406 to verify that your fax was received and when it will be processed.
--------------------------------------------------------------------------------
   TELEPHONE  800.820.0888 or 301.296.5406 (not available for retirement accounts)
--------------------------------------------------------------------------------

Whether you transmit your redemption order by mail, fax or telephone, you must include the following information in your redemption order:

o your name

o your shareholder account number

o Fund name(s)

o dollar amount or number of shares you would like to sell

o whether you want your sale proceeds sent to you by check, wire or ACH (a new alternate payee or new wire instructions may require a signature guarantee)

o signature of account owner(s) (not required for telephone redemptions)

You may only place a redemption order if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to make redemptions from the account. You will receive a confirmation number for your redemption. Please retain it for your records.

DISTRIBUTIONS FROM QUALIFIED RETIREMENT ACCOUNTS

Distributions  from your  tax-qualified  plan or individual  retirement  account
(IRA) may have adverse tax consequences to you. You should consult your tax adviser before redeeming shares and making distributions from your tax-qualified plan or IRA account. All requests for distributions of redemption proceeds from tax-qualified plan and IRA accounts must be in writing. All distributions from tax-qualified plans and IRAs are subject to tax withholding rules.

RECEIVING YOUR REDEMPTION PROCEEDS

Your redemption proceeds normally will be sent within seven days of the transfer agent receiving your request. For redemption orders that settle on federal bank holidays, your redemption proceeds will be sent on the next Business Day following the holiday. FOR INVESTMENTS MADE BY CHECK OR ACH (NOT WIRE PURCHASES), PAYMENT OF REDEMPTION PROCEEDS MAY BE DELAYED UNTIL THE TRANSFER AGENT IS REASONABLY SATISFIED THAT YOUR PURCHASE HAS CLEARED. IT MAY TAKE UP TO 15 DAYS FOR YOUR PURCHASE TO CLEAR.

All redemptions will be mailed to your address of record, sent electronically via ACH or wired to your bank account of record. You may request overnight mail service for an additional fee. If you request payment of redemption proceeds to a third party or to a location other than your address of record or bank account of record, your redemption request must be IN WRITING AND MUST INCLUDE A SIGNATURE GUARANTEE AND MAY NOT BE FAXED.

--------------------------------------------------------------------------------
SIGNATURE GUARANTEES

Signature guarantees help protect you and your account against fraud. You can obtain a signature guarantee at most banks and financial intermediaries. A notary public cannot provide a signature guarantee. You may not use fax to transmit a signature guarantee to the Funds.
--------------------------------------------------------------------------------

LOW BALANCE ACCOUNTS

To offset the administrative expense of servicing small accounts, the Funds may impose, without additional notice, an administrative fee of $15 per year during periods where your account balance falls below the account minimum requirements for any reason. The Funds may redeem your shares if the value of your account falls below the required minimum investment amount. However, the Funds will provide you with at least 30 days' written notice to allow you sufficient time to add to your account and avoid the redemption of your shares.

EXCHANGING FUND SHARES
--------------------------------------------------------------------------------

Unlike most mutual funds, the Funds offer unlimited exchange privileges with no minimum holding periods or transaction fees. An exchange is when you sell shares of one Rydex Fund and use the proceeds from that sale to purchase shares of another Rydex Fund. Investors may make exchanges on any Business Day of Investor Class Shares or H-Class Shares of any Rydex Fund for Investor Class Shares or H-Class Shares of any other Rydex Fund, on the basis of the respective NAVs of the shares involved. Exchange requests, like any other share transaction, will be processed at the NAV next determined after your exchange order is received in good order. Exchanges involving other Rydex Funds not included in this Prospectus may be subject to different transaction cut-off times. All exchange requests must be received by the Funds' transfer agent prior to the cut-off time of the Rydex Fund you are exchanging out of or the Rydex Fund you are exchanging into, whichever is earlier, to be processed at that Business Day's NAV. See "Exchanges with Other Rydex Funds" below for additional information. The exchange privilege may be modified or discontinued at any time.

EXCHANGE PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Funds also offer you the option to send exchange requests to Rydex by:

--------------------------------------------------------------------------------
              Rydex Investments
      MAIL    Attn: Ops. Dept.
              9601 Blackwell Road, Suite 500
              Rockville, MD 20850
--------------------------------------------------------------------------------
              301.296.5101
      FAX If you send your exchange request by fax, you must call Rydex Client Services at 800.820.0888 to verify that your fax was received and when it will be processed.
--------------------------------------------------------------------------------
   TELEPHONE  800.820.0888 OR 301.296.5406
--------------------------------------------------------------------------------
    INTERNET Follow the directions on the Rydex web site - www.rydexinvestments.com
--------------------------------------------------------------------------------

Whether you transmit your exchange request by mail, fax, telephone or internet, you must include the following information in your exchange request:

o your name

o your shareholder account number

o Fund name(s) you are exchanging out of (selling) and Fund name(s) you are exchanging into (buying)

o dollar amount, number of shares or percentage of Fund position involved in the exchange

o signature of account owner(s) (not required for telephone or internet exchanges)

You may only place exchange orders if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to trade the account. You will receive a confirmation number for your exchange. Please retain it for your records.

MINIMUM EXCHANGE AMOUNTS

The minimum amount for an exchange is either $1,000 or 100% of the Fund position from which the exchange is coming, whichever is less. If you are exchanging the minimum amount, you may not split the proceeds between multiple Rydex Funds. If you place exchange transactions in shares or in percentages, the minimum exchange amount still applies. This minimum may be waived for accounts that are part of an asset allocation strategy.

EXCHANGES WITH OTHER RYDEX FUNDS

On any Business Day, investors may make exchanges of Investor Class Shares or H-Class Shares of any Rydex Fund for Investor Class Shares or H-Class Shares of any Rydex Fund not offered in this Prospectus. WHILE MOST RYDEX FUNDS OFFER UNLIMITED EXCHANGE PRIVILEGES WITH NO MINIMUM HOLDING PERIODS OR TRANSACTION FEES, CERTAIN RYDEX FUNDS DO NOT ALLOW UNLIMITED TRADING. IF YOU ARE CONTEMPLATING AN EXCHANGE FOR SHARES OF ANY RYDEX FUND NOT OFFERED IN THIS PROSPECTUS, YOU SHOULD OBTAIN AND REVIEW THAT RYDEX FUND'S CURRENT PROSPECTUS BEFORE MAKING THE EXCHANGE. You can obtain a prospectus for any Rydex Fund not offered in this Prospectus by calling 800.820.0888 or 301.296.5406 or visiting the Rydex web site at WWW.RYDEXINVESTMENTS.COM.

RYDEX ACCOUNT POLICIES
--------------------------------------------------------------------------------

SHAREHOLDER IDENTIFICATION AND VERIFICATION

Federal regulations may require the Funds to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open accounts for corporations or other entities. The Funds may use this information to attempt to verify your identity. The Funds may not be able to establish an account if the necessary information is not received. The Funds may also place limits on account transactions while it is in the process of attempting to verify your identity. Additionally, if the Funds are unable to verify your identity after your account is established, the Funds may be required to redeem your shares and close your account.

Rydex provides accounts for U.S. citizens and resident aliens. We will not open a new account for any non-resident aliens (natural person or entity). If you are unsure of your status please consult your tax adviser. Non-resident aliens may hold Rydex Funds through a financial intermediary, subject to that financial intermediary's requirements.

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under applicable law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

CHANGES TO YOUR ACCOUNT

For information on what is required to make changes and/or additions to your account and to obtain the appropriate forms, please visit the Rydex web site at www.rydexinvestments.com or call 800.820.0888 or 301.296.5406. If you own shares that are registered in your intermediary's name, and you want to transfer the registration to another intermediary or want the shares registered in your name, then you should contact your intermediary for instructions on how to make this change.

TRANSACTIONS OVER TELEPHONE OR INTERNET

Internet and telephone transactions are extremely convenient, but are not risk free. To ensure that your internet and telephone transactions are safe, secure, and as risk-free as possible, the Rydex Funds have instituted certain safeguards and procedures for determining the identity of web site users (including the use of secure passwords and 128-bit encryption technology) and telephone callers and authenticity of instructions. As a result, neither the Funds nor their transfer agent will be responsible for any loss, liability, cost, or expense for following internet, telephone or wire instructions they reasonably believe to be genuine. If you or your intermediaries make exchange requests by telephone or internet, you will generally bear the risk of any loss. Neither the Funds, nor their transfer agent, are responsible for internet transactions that are not received.

During periods of unusually high market activity or other times, it may be difficult to reach Rydex by telephone or access our internet site. Rydex and its affiliates will not be liable for any losses resulting from a cause over which Rydex or its affiliates do not have direct control, including but not limited to the failure of electronic or mechanical equipment or communication lines, telephone or other interconnect problems (E.G., if you are unable to access your online service provider), input errors on the internet, severe weather, facilities emergencies, earthquakes, floods and strikes or other labor problems. If you are not able to reach Rydex by your regular medium, consider sending written instructions.

STATEMENTS & CONFIRMATIONS

You will receive statements and trade confirmations of your investment transactions. You may elect to suppress trade confirmations by requesting this option in writing or via the internet. You may choose to receive your confirmations and/or statements either by mail or electronically.

eDELIVERY SERVICES

eDelivery offers shareholders the convenience of receiving most communications (such as trade confirmations, statements, prospectuses and shareholder reports, etc.) from the Funds through the web via email notification. For more information on eDelivery, please visit the Rydex web site at www.rydexinvestments.com. The Funds reserve the right to discontinue your
eDelivery   service  if  two  (2)  or  more  e-mail   notices  are  returned  as
undeliverable.

RYDEX EXPRESS LINE - 1(800) 717-7776

You may access information about the Rydex Funds and your Rydex account anytime with the Rydex Express Line. This automated line gives you telephone access to Rydex Fund information including NAVs, daily factors, fund assets and distributions as well as balance and history information on your Rydex account.

SERVICE AND OTHER FEES

Rydex may charge the following administrative fees for services associated with the following:

o $15 for wire transfers of redemption proceeds under $5,000

o $50 on purchase checks returned for insufficient funds

o $25 to stop payment of a redemption check within 10 Business Days of the settlement date

o $15 for standard overnight packages (fee may be higher for special delivery options)

o $25 for bounced draft checks or ACH transactions

o $15 per year for low balance accounts

o The Funds reserve the right, upon notice, to charge you a fee to cover the costs of special requests for information that require extensive research or employee resources. Such requests could include a request for historical account transcripts or the retrieval of a significant number of documents.

Rydex reserves the right to change any of these fees or add additional service fees at any time.

RETIREMENT ACCOUNT FEES

Certain retirement plans such as IRA, SEP, Roth IRA and 403(b) accounts are charged an annual $15 maintenance fee. Upon liquidating your retirement account, a $15 account-closing fee (and any unpaid annual maintenance fee) will be deducted from the proceeds of your redemption. You may pay the annual maintenance fee at any time during the calendar year by sending Rydex a check. If the annual maintenance fee is not paid separately prior to December, it will be deducted from your account.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

Because the Funds are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transaction fees, the Funds' Board of Trustees has not adopted policies and procedures designed to prevent market timing or to monitor for frequent purchases and redemptions of Fund shares. A significant portion of the assets of the Funds may come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.

RIGHTS RESERVED BY THE FUNDS

The Funds reserve the right to close your account in cases of suspected fraudulent or illegal activity in accordance with applicable law. This action may be taken when, in the sole discretion of Fund management, it is deemed to be in the best interest of the Funds or in cases where the Funds are requested or compelled to do so by applicable law. If your account is closed at the request of governmental or law enforcement authority or pursuant to applicable law, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

DISTRIBUTION AND SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

The Funds have adopted a Distribution Plan and a Shareholder Services Plan with respect to H-Class Shares that allows the Funds to pay distribution and/or services fees to Rydex Distributors, Inc. (the "Distributor") and other firms that provide distribution and/or shareholder services ("Service Providers"). The Funds will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the Investment Company Act. If a Service Provider provides shareholder services, the Funds will pay service fees to the Distributor at an annual rate not to exceed 0.25% of the average daily net assets of a Fund. The Distributor will, in turn, pay the Service Provider for the services it provides. Because the Funds pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.

COMPENSATION TO DEALERS

The Advisor, at its expense, may provide compensation to financial intermediaries for the sale of Fund shares. These payments may be made, at the discretion of the Advisor, to certain dealers who have sold shares of the Rydex Funds. The level of payments made to dealers will generally vary, but may be significant. These payments may provide an incentive for dealers to sell shares of the Rydex Funds and promote the retention of their customer's assets in the Funds. Any payments described above will not change the price paid by investors for the purchase of the applicable Rydex Fund's shares or the amount that any particular Rydex Fund will receive as proceeds from such sales. The Advisor determines the extent of such payments in its sole discretion in response to requests from dealer firms, based on factors it deems relevant, such as the dealer's sales, assets, share class utilized and the quality of the dealer's relationship with the Advisor. The Advisor periodically determines the advisability of continuing these payments. The Advisor may also pay expenses associated with meetings that facilitate educating financial advisers and shareholders about the Rydex Funds that are conducted by dealers.

DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

TIMING OF PAYMENTS

Income dividends, if any, are paid at least annually by each of the Funds, except the Government Long Bond 1.2x Strategy Fund and Money Market Fund, which declare dividends daily and pay them monthly or upon redemption. The High Yield Strategy Fund and Inverse High Yield Strategy Fund may also pay income dividends on a monthly basis. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Funds may declare and pay dividends on the same date. The Funds make distributions of capital gains, if any, at least annually. The Funds, however, may declare a special capital gains distribution if the Board of Trustees believes that such a distribution would be in the best interest of the shareholders of a Fund.

DIVIDEND PAYMENT OPTIONS

Dividends and distributions will be paid in the form of additional Fund shares unless you have elected to receive payment in cash. If you did not elect to receive cash payments of dividends and distributions on your application, you must notify the Funds in writing to change your election prior to the date of the next distribution. Your election will become effective for dividends paid after the Funds receive your written notice. To cancel your election, simply send written notice to the Funds. Dividends and distributions with values of $10 or less may be automatically reinvested.

TAX INFORMATION
--------------------------------------------------------------------------------

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE SAI. YOU ARE URGED TO CONSULT YOUR TAX ADVISER REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES.

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded to regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

TAX STATUS OF DISTRIBUTIONS

o Each Fund will, at least annually, distribute substantially all of its net investment income and net capital gains income.

o The income dividends and short-term capital gains distributions you receive from the Funds will be taxed as either ordinary income or qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income. The Government Long Bond 1.2x Strategy Fund and U.S. Government Money Market Fund expect to make primarily distributions that will not be treated as qualified dividend income.

o Any long-term capital gains distributions you receive from a Fund are taxable as long-term capital gains regardless of how long you have owned your shares. Long-term capital gains are currently taxed at a maximum rate of 15%.

o Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

o Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares.

o Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by a Fund from U.S. corporations, subject to certain limitations.

o Long-term capital gains distributions will result from gains on the sale or exchange of capital assets held by a Fund for more than one year.

o Distributions paid in January but declared by a Fund in October, November or December of the previous year may be taxable to you in the previous year.

o A Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gain distributions shortly after the close of each calendar year.

o If you hold your shares in a tax-qualified retirement account, you generally will not be subject to federal taxation on Fund distributions until you begin receiving distributions from your retirement account. You should consult your tax adviser regarding the tax rules that apply to your retirement account.

o With respect to investments by the Europe 1.25x Strategy Fund and the Japan 1.25x Strategy Fund, some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these withholding taxes is recoverable, the non-recovered portion will reduce the income received from the securities in these Funds. In addition, these Funds may be able to pass along a tax credit for foreign income taxes that they pay. A Fund will provide you with the information necessary to reflect foreign taxes paid on your income tax return if it makes this election.

TAX STATUS OF SHARE TRANSACTIONS

EACH SALE, EXCHANGE, OR REDEMPTION OF FUND SHARES MAY BE A TAXABLE EVENT TO YOU. For tax purposes, an exchange of Fund shares for shares of a different Rydex Fund is treated the same as a sale. You should consider the tax consequences of any redemption or exchange before making such a request, especially with respect to redemptions if you invest in the Funds through a tax-qualified retirement plan.

STATE TAX CONSIDERATIONS

A Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for federal income tax purposes. In addition to federal taxes, distributions by the Funds and ownership of Fund shares may be subject to state and local taxes. You should consult your tax adviser regarding how state and local tax laws affect your investment in Fund shares.

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISOR

Rydex Investments is located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, and serves as investment adviser of the Funds. The Advisor has served as the investment adviser of the Rydex Funds since each Rydex Fund's inception, and also serves as sub-adviser to several other mutual funds.

The  Advisor  makes  investment  decisions  for  the  assets  of the  Funds  and continuously reviews, supervises, and administers each Fund's investment program. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. Pursuant to an investment advisory agreement between the Trust and the Advisor, the Funds paid the Advisor a fee for the fiscal year ended March 31, 2007 at an annualized rate based on the average daily net assets of each Fund, as set forth below:

FUND                                                                    ADVISORY FEE
NOVA                                                                           X.XX%
S&P 500                                                                        X.XX%
INVERSE S&P 500 STRATEGY                                                       X.XX%
OTC                                                                            X.XX%
INVERSE OTC STRATEGY                                                           X.XX%
MID-CAP 1.5x STRATEGY                                                          X.XX%
INVERSE MID-CAP STRATEGY                                                       X.XX%
RUSSELL 2000(R) 1.5x STRATEGY                                                  X.XX%
RUSSELL 2000(R)                                                                X.XX%
INVERSE RUSSELL 2000(R) STRATEGY                                               X.XX%
INTERNATIONAL EQUITY FUNDS                                                     X.XX%
GOVERNMENT LONG BOND 1.2x STRATEGY                                             X.XX%
INVERSE GOVERNMENT LONG BOND STRATEGY                                          X.XX%
HIGH YIELD STRATEGY                                                            X.XX%
INVERSE HIGH YIELD STRATEGY                                                    X.XX%
U.S. GOVERNMENT MONEY MARKET                                                   X.XX%

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the members of the Board of Trustees who are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

A discussion regarding the basis for the Board's August 2006 approval of the Funds' investment advisory agreement is available in the Funds' March 31, 2007 Annual Report to Shareholders, which covers the period April 1, 2006 to March 31, 2007. A discussion regarding the basis for the Board's August 2007 approval of the Funds' investment advisory agreement will be available in the Funds' September 30, 2007 Semi-Annual Report to Shareholders, which covers the period April 1, 2007 to September 30, 2007.

PORTFOLIO MANAGEMENT

Mike Byrum, President and Chief Investment Officer ("CIO") of Rydex Investments, leads the Portfolio Department. Mr. Byrum's senior management team, called the Investment Leadership Team ("ILT"), consists of five investment professionals that are responsible for overseeing different functions within the Portfolio Department. Those members include Michael Dellapa as the Director of Research, Douglas Holmes as the Strategic Advisor, James King as the Director of Portfolio Management, David Reilly as the head of Portfolio Strategies, and Stephen Sachs as the Director of Trading. The role of the ILT is to set the overall policies of the Portfolio Department with respect to investment strategies and business development. The remainder of the Portfolio Department reports to the members of the ILT, and consists of a team of approximately 16 investment professionals that focus on research, trading, and implementing the portfolios.

On a day-to-day basis the following three individuals are jointly and primarily responsible for the management of the Funds.

MICHAEL P. BYRUM, CFA, President and CIO of Rydex Investments - As the CIO, Mr. Byrum has ultimate responsibility of the management of the Funds. He has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as Chief Investment Officer of Rydex Investments since 2000. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the OTC, Precious Metals, Government Long Bond Advantage, Inverse Government Long Bond, Inverse S&P 500 and Inverse OTC Funds, and helped to create the Sector Funds, all of which are offered in a separate prospectus. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex Investments, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts. Mr. Byrum has co-managed each Fund since its inception.

JAMES R. KING, CFA, Director of Portfolio Management - Mr. King is responsible for a team of portfolio managers who manage all of the Rydex Funds. He joined Rydex Investments in 1996 and was promoted to assistant portfolio manager in 1997. In 1998, he became a portfolio manager and was promoted in 2001 to senior portfolio manager and currently serves as director of portfolio management. Prior to joining Rydex Investments, Mr. King worked as a registered representative at DMG Securities. He holds a degree in finance from the University of Maryland. Mr. King has co-managed each Fund since its inception.

MICHAEL J. DELLAPA, CFA, Director of Investment Research - Mr. Dellapa joined Rydex Investments in 2000 as a Research Analyst and was promoted to portfolio manager in 2003. During his tenure as a portfolio manager, he had direct oversight for the Russell 2000(R) Advantage, Healthcare, Biotechnology, and Consumer Products Funds, which are offered in a separate prospectus. In 2005, Mr. Dellapa became Director of Investment Research. Since joining Rydex Investments, Mr. Dellapa has played a key role in developing research processes and systems to enhance current funds and develop new investment products. Prior to joining Rydex Investments, he worked as an equity analyst for Invista Capital and systems analyst for Accenture. He holds an engineering degree from the University of Maryland and MBA from the University of Chicago. Previously, he was owner/consultant of Dellapa Consulting Inc. as well as a senior consultant and an analyst at Andersen Consulting. Mr. Dellapa has co-managed each Fund since its inception.

Mr. Dellapa oversees the creation of the processes used to select investments. Mr. King oversees the day-to-day management of all of the Rydex Funds. Mr. Byrum generally oversees all aspects of the day-to-day management of the Rydex Funds and reviews the activities of Messrs. King and Dellapa.

Additional  information  about  the  portfolio  managers'  compensation,   other
accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds is available in the SAI.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds' financial performance for the period of operations of the Funds' Investor Class or H-Class Shares. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information provided below for the period ending March 31, 2007 has been audited by Ernst & Young, LLP, whose report, along with the financial statements and related notes, appear in the Trust's 2007 Annual Report. The 2007 Annual Report is available by telephoning the transfer agent at 800.820.0888 or 301.296.5100. The 2007 Annual Report is incorporated by reference in the SAI.

[FINANCIAL HIGHLIGHTS TO BE FILED BY AMENDMENT]

INDEX PUBLISHERS INFORMATION

Standard & Poor's Corp., Nasdaq, the Frank Russell Company, Dow Jones & Company Inc., Stoxx Limited Inc., and the Tokyo Stock Exchange (the "Index Publishers") do not sponsor, endorse, sell or promote any Rydex Fund and make no representation or warranty, implied or express, to the investors in the Funds, or any members of the public, regarding:

      o the advisability of investing in index funds;

      o the ability of any index to track stock market performance;

      o the accuracy and/or the completeness of the aforementioned indices or any data included therein;

      o the results to be obtained by any of the Funds, the investors in the Funds, or any person or entity from the use of the indices or data included therein; and

      o the merchantability or fitness for a particular purpose for use with respect to the indices or any data included therein.

Further, none of the Index Publishers:

      o Recommend that any person invest in the Funds or any other securities;

      o Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Funds;

      o Have any responsibility or liability for the administration, management or marketing of the Funds;

      o Consider the needs of the Funds or the investors in the Funds in determining, composing or calculating the indexes or has any obligation to do so;

      o Will have any liability in connection with the Funds or for any errors, omissions or interruptions in connection with the indexes or the related data;

      o Will be liable for any lost profits or indirect punitive, special or consequential damages or losses, even if such Index Publisher knows that they might occur.

"Standard & Poor's(R),"  S&P(R)," "S&P 500(R),"  "Standard & Poor's 500," "500,"
"Standard & Poor's MidCap 400," and "S&P MidCap 400" are trademarks of The McGraw-Hill Companies, Inc. and Citigroup, Inc.

Dow Jones, Dow Jones Industrial Average(SM), DJIA(SM), or other relevant marks/names of the index are service marks of Dow Jones & Company, Inc. Dow Jones has no relationship to the Rydex Funds, other than the licensing of the Dow Jones Industrial Average(SM) (DJIA(SM)) and its service marks for use in connection with the Funds.

The Russell 2000(R) Index is a trademark/service mark of the Frank Russell Company. Russell(R) is a trademark of the Frank Russell Company. The Rydex Funds are not promoted, sponsored or endorsed by, nor in any way affiliated with the Frank Russell Company. Frank Russell Company is not responsible for and has not reviewed the Rydex Funds nor any associated literature or publications and Frank Russell Company makes no representation or warranty, express or implied, as to the accuracy, or completeness, or otherwise. Frank Russell Company reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell

Indexes. Frank Russell Company has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes. Frank Russell Company's publication of the Russell Indexes in no way suggests or implies an opinion by Frank Russell Company as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based.

FRANK RUSSELL COMPANY MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY, COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE RUSSELL INDEXES OR ANY DATA INCLUDED IN THE RUSSELL INDEXES. FRANK RUSSELL COMPANY MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE, OR THE RESULTS OF USE, OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF COMPRISING THE RUSSELL INDEXES. FRANK RUSSELL COMPANY MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

More information about the Index Publishers is located in the SAI.

ADDITIONAL AND MORE DETAILED INFORMATION ABOUT THE FUNDS IS INCLUDED IN THE TRUST'S SAI DATED AUGUST 1, 2007. THE SAI HAS BEEN FILED WITH THE SEC AND IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS AND, THEREFORE, LEGALLY FORMS A PART OF THIS PROSPECTUS. THE SEC MAINTAINS THE EDGAR DATABASE ON ITS WEB SITE ("HTTP://WWW.SEC.GOV") THAT CONTAINS EACH SAI, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE SEC. YOU MAY ALSO REVIEW AND COPY DOCUMENTS AT THE SEC PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. (FOR INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM, CALL 202.551.8090). YOU MAY REQUEST DOCUMENTS BY MAIL FROM THE SEC, UPON PAYMENT OF A DUPLICATION FEE, BY WRITING TO: SECURITIES AND EXCHANGE COMMISSION, PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-0102. YOU MAY ALSO OBTAIN THIS INFORMATION UPON PAYMENT OF A DUPLICATION FEE, BY EMAILING THE SEC AT THE FOLLOWING ADDRESS: PUBLICINFO@SEC.GOV.

YOU MAY OBTAIN A COPY OF THE SAI OR THE ANNUAL OR SEMI-ANNUAL REPORTS, WITHOUT CHARGE BY CALLING 800.820.0888 OR 301.296.5100, VISITING THE RYDEX WEB SITE AT WWW.RYDEXINVESTMENTS.COM, OR WRITING TO RYDEX SERIES FUNDS, AT 9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850. ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS IS AVAILABLE IN THE ANNUAL AND SEMI-ANNUAL REPORTS. ALSO, IN THE TRUST'S ANNUAL REPORT, YOU WILL FIND A DISCUSSION OF THE MARKET CONDITIONS AND INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED THE FUNDS' PERFORMANCE DURING THEIR LAST FISCAL YEAR.

NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE TRUST'S SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE TRUST OR RYDEX INVESTMENTS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUNDS IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

THE TRUST'S SEC REGISTRATION NUMBER IS 811-07584.

[RYDEXINVESTMENTS LOGO]
ESSENTIAL FOR MODERN MARKETS(TM)

9601 BLACKWELL ROAD
SUITE 500
ROCKVILLE, MD 20850
800.820.0888
WWW.RYDEXINVESTMENTS.COM

--------------------------------------------------------------------------------
          PLEASE SEE THE RYDEX PRIVACY POLICIES INSIDE THE BACK COVER.

--------------------------------------------------------------------------------

                                                              RYDEX SERIES FUNDS
                                                       H-CLASS SHARES PROSPECTUS
                                                                  AUGUST 1, 2007

                                                     ALTERNATIVE INVESTMENT FUND
                                                   MANAGED FUTURES STRATEGY FUND
                                                (FORMERLY, MANAGED FUTURES FUND)

      THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE TRUST'S SHARES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[RYDEXINVESTMENTS LOGO]
      ESSENTIAL FOR MODERN MARKETS(TM)

TABLE OF CONTENTS

      ALTERNATIVE INVESTMENT FUND                                             XX
      Managed Futures Strategy Fund                                           XX

      DESCRIPTIONS OF PRINCIPAL RISKS                                         XX
      FUND PERFORMANCE                                                        XX
      FUND FEES AND EXPENSES                                                  XX
      MORE INFORMATION ABOUT THE FUND                                         XX
      BENCHMARKS AND INVESTMENTS                                              XX
      SHAREHOLDER INFORMATION                                                 XX
      TRANSACTION INFORMATION                                                 XX
      BUYING FUND SHARES                                                      XX
      SELLING FUND SHARES                                                     XX
      EXCHANGING FUND SHARES                                                  XX
      RYDEX ACCOUNT POLICIES                                                  XX
      DISTRIBUTION AND SHAREHOLDER SERVICES                                   XX
      DIVIDENDS AND DISTRIBUTIONS                                             XX
      TAX INFORMATION                                                         XX
      MANAGEMENT OF THE FUND                                                  XX
      FINANCIAL HIGHLIGHTS                                                    XX
      INDEX PUBLISHER INFORMATION                                             XX
      ADDITIONAL INFORMATION                                                  XX

--------------------------------------------------------------------------------

          PLEASE SEE THE RYDEX PRIVACY POLICIES INSIDE THE BACK COVER.

--------------------------------------------------------------------------------

                               RYDEX SERIES FUNDS

                                 H-CLASS SHARES

            9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850

             800.820.0888 o 301.296.5100 o WWW.RYDEXINVESTMENTS.COM

Rydex   Series  Funds  (the   "Trust")  is  a  mutual  fund   complex   offering
professionally managed investment portfolios. This Prospectus describes the Managed Futures Strategy Fund (the "Fund").

H-Class Shares of the Fund are sold principally to clients of professional money managers ("financial intermediaries") and to investors who take part in certain strategic asset allocation investment programs. Investors may exchange shares of the Fund through the Rydex web site - www.rydexinvestments.com - and over the phone.

RISKS OF INVESTING IN THE FUND

The value of the Fund may fluctuate. In addition, Fund shares:

o     MAY DECLINE IN VALUE, AND YOU MAY LOSE MONEY

o     ARE NOT FEDERALLY INSURED

o     ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

o     ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

o     ARE NOT BANK DEPOSITS

ALTERNATIVE INVESTMENT FUND

MANAGED FUTURES STRATEGY FUND
(FORMERLY, MANAGED FUTURES FUND)
--------------------------------------------------------------------------------
H-CLASS (RYMFX)

FUND OBJECTIVE

The Managed Futures Strategy Fund seeks to provide investment results that match the performance of a benchmark for measuring trends in the commodity and financial futures markets. The Fund's current benchmark is the Standard & Poor's Diversified Trends Indicator(R) (the "underlying benchmark"). The Fund's investment objective and benchmark are non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying benchmark. However, when the value of the underlying benchmark declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in value of the underlying benchmark.

PRINCIPAL INVESTMENT STRATEGY

The Fund will invest substantially all of its net assets in commodity, currency and financial-linked instruments whose performance is expected to correspond to that of the underlying benchmark. The current components of the underlying benchmark consist of approximately 14 sectors with a total of 24 futures contracts, allocated 50% to financial futures, E.G., interest rates and currencies, and 50% to physical commodities, E.G., energy and metals. The contracts are positioned either long or short (except for the energy sector contracts, which cannot have a short position) based on their prices relative to their moving averages. The Fund will seek to gain exposure to the underlying benchmark by investing in commodity, currency, and financial-linked structured notes, exchange-traded funds ("ETFs") and other investment companies that provide exposure to the managed commodities and financial futures markets, and in commodity, currency, and financial-linked derivative instruments, including swap agreements, commodity options, futures and options on futures, and equity securities. The Fund also intends to enter into short sales and other similar transactions to track the Fund's underlying benchmark. On certain occasions, the Fund may employ leveraging techniques to match the underlying benchmark.

To collateralize Fund investments on a day-to-day basis, the Fund will hold U.S. Government securities, short-term, high quality fixed-income securities, money market instruments, overnight and fixed-term repurchase agreements, cash, and other cash equivalents with maturities of one year or less.

PRINCIPAL RISKS

The Managed Futures Strategy Fund is subject to a number of risks that may affect the value of its shares including:

o        Commodity-Linked Derivative Investments Risk

o        Counterparty Credit Risk

o        Derivatives Risk

o        Early Closing Risk

o        Fixed Income Risk

o        Foreign Currency Risk

o        Investments in Investment Companies Risk

o        Liquidity Risk

o        Market Risk

o        Non-Diversification Risk

o        Portfolio Turnover Risk

o        Short Sales Risk

o        Tax Risk

o        Tracking Error Risk

o        Trading Halt Risk


Please see "Descriptions of Principal Risks" on page XX for a discussion of each of the principal risks that apply to the Fund.

DESCRIPTIONS OF PRINCIPAL RISKS
--------------------------------------------------------------------------------

COMMODITY-LINKED DERIVATIVE INVESTMENT RISK - The Fund's exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Because the value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable, the value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

      INDEX-LINKED AND COMMODITY-LINKED "STRUCTURED" SECURITIES - The Fund invests in derivative instruments with principal and/or coupon payments linked to the value of commodities, commodity futures contracts, or the performance of commodity indices, such as the S&P DTI or Goldman Sachs Commodities Index. These are "commodity-linked" or "index-linked" securities. They are sometimes referred to as "structured securities" because the terms of the instrument may be structured by the issuer of the security and the purchaser of the security, such as the Fund. These securities may be issued by banks, brokerage firms, insurance companies and other corporations.

      The value of these securities will rise or fall in response to changes in the underlying commodity or related index or investment. These securities expose the Fund economically to movements in commodity prices. In addition to commodity price risk, the securities also are subject to credit and interest rate risks that in general affect the values of debt securities. Therefore, at maturity, the Fund may receive more or less principal than it originally invested. The Fund might receive interest payments that are more or less than the stated coupon interest payments.

      STRUCTURED NOTE RISK - The Fund intends to invest in commodity currency and financial-linked structured notes to a significant extent. Commodity-linked structured notes provide exposure, which may include long and/or short exposure, to the investment returns of "real assets" (I.E., assets that have tangible properties such as oil, gold and silver) that trade in the commodities markets without investing directly in physical commodities. The performance of these notes is determined by the price movement of the commodities underlying the note. Currency and financial-linked structured notes provide exposure to the investment returns of currencies and financial instruments. A highly liquid secondary market may not exist for the structured notes, and there can be no assurance that one will develop. However, on April 10, 2006, Rydex received a private letter ruling from the IRS that concluded that commodity-linked structured notes will produce qualifying income for a regulated investment company under the Internal Revenue Code of 1986, as amended. Consequently, the Advisor believes that other mutual funds may increase their investment in commodity-linked structured notes leading to the creation and maintenance of a more liquid secondary market.

COUNTERPARTY CREDIT RISK - The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments include, but are not limited to, total return, index, interest rate, and structured notes. The Fund will use short-term counterparty agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. The Fund will not enter into any agreement involving a counterparty unless the

Advisor believes that the other party to the transaction is creditworthy. The use of swap agreements and structured notes involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. In addition, the Fund may enter into swap agreements with a limited number of counterparties, and may invest in commodity-linked structured notes issued by a limited number of issuers, which will act as counterparties, which may increase the Fund's exposure to counterparty credit risk. Swap agreements also may be considered to be illiquid.

DERIVATIVES RISK - The Fund may invest a percentage of its assets in derivatives, such as futures and options contracts, to pursue its investment objectives. The use of such derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The Fund may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Fund will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

      FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

      OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Fund may cover its positions by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Fund may cover its positions by maintaining, in a segregated account, cash or liquid securities equal in value to the exercise price of the call options written by the Fund.

      The risks associated with the Fund's use of futures and options contracts include:

      o The Fund experiencing losses over certain ranges in the market that exceed losses experienced by funds that do not use futures contracts and options.

      o There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures.

      o Although the Fund will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract. As a result, the Fund may be unable to close out its futures contracts at a time which is advantageous.

      o Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

      o Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

EARLY CLOSING RISK - The normal close of trading of securities listed on Nasdaq and the NYSE is 4:00 p.m., Eastern Time. Unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

FIXED INCOME RISK - The market value of fixed income investments, and financial instruments related to those fixed income investments, will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. While securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Fixed income investments are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

FOREIGN CURRENCY RISK - The Fund's investments in securities denominated in foreign currencies are subject to currency risk. Currency risks include the following:

o The value of the Fund's assets measured in U.S. Dollars may be affected by changes in currency exchange rates and exchange control regulations.

o The Fund may incur transaction costs in connection with conversions between various currencies.

Under normal circumstances, the Fund does not plan to hedge against the risks of variation in currency exchange rates relative to the U.S. Dollar. As a result, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar.

INVESTMENT IN INVESTMENT COMPANIES - The Fund may purchase shares of investment companies, such as ETFs, UITs, and closed-end investment companies to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. When the Fund invests in an investment company, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company's expenses. Further, in part because of these additional expenses, the performance of an investment company may differ from the performance the Fund would achieve if it invested directly in the underlying investments of the investment company. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, shares of an ETF are traded at market prices, which may vary from the net asset value of its underlying investments. In addition, the Fund may invest in investment companies that are not registered pursuant to the Investment Company Act of 1940, as amended (the "Investment Company Act"), and therefore, not subject to the Investment Company Act's regulatory scheme.

ETFs are pooled investment vehicles, which may be managed or unmanaged, that generally seek to track the performance of a specific index. Although individual shares of an ETF are traded on an exchange (such as the NYSE, Amex, or NASDAQ), large blocks of shares of ETFs are redeemable at net asset value. This ability to redeem large blocks of shares has historically resulted in the market price of individual shares of ETFs being at or near the net asset value of the ETF's underlying investments.

LIQUIDITY RISK - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. To the extent that there is not an established retail market for instruments in which the Fund may invest, trading in such instruments may be relatively inactive. In addition, during periods of reduced market liquidity or in the absence of readily available market quotations for particular investments in the Fund's portfolio, the ability of the Fund to assign an accurate daily value to these investments may be difficult and the Fund's investment advisor, Rydex Investments (the "Advisor"), may be required to fair value the investments. For additional information about fair valuation, see "Calculating NAV."

MARKET RISK - The Fund may invest in public and privately issued securities, including common and preferred stocks, warrants, and rights, as well as derivatives and financial instruments that attempt to track the price movement of equity indices. Investments in securities and derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The Fund's investments may decline in value due to factors affecting securities or commodities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions which are not specifically related to a particular issuer, such as real or perceived adverse economic conditions or changes in interest or currency rates. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of securities and financial instruments in which the Fund invests will cause the NAV of the Fund to fluctuate. Historically, the markets have moved in cycles, and the value of the Fund's securities and derivatives may fluctuate drastically from day to day. Because of its link to the markets, an investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

NON-DIVERSIFICATION RISK - Because the Fund is non-diversified, it can invest in the securities of a limited number of issuers. To the extent that the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

PORTFOLIO TURNOVER RISK - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's needs for immediate cash or other liquidity. The Fund's investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions. These expenses negatively impact the performance of the Fund. For example, when the Fund short sells an interest-bearing security, such as a bond, it is obligated to pay the interest on the security it has sold. This cost is partially offset by the interest earned by the Fund on the investment of the cash generated by the short sale. Similarly, when the Fund sells short an equity security that pays a dividend, it is obligated to pay the dividend on the security it has sold. However, a dividend paid on a security sold short generally reduces the market value of the shorted security and thus, increases the Fund's unrealized gain or reduces the Fund's unrealized loss on its short sale transaction. To the extent that the interest rate and/or dividend that the Fund is obligated to pay is greater than the interest earned by the Fund on investments, the performance of the Fund will be negatively impacted. These types of short sales expenses are sometimes referred to as the "negative cost of carry," and will tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.

TAX RISK - As noted under "Commodity-Linked Derivative Investment Risk" above, the Fund currently gains most of its exposure to the commodities markets by entering into swap agreements on a commodities index, and other commodity-linked derivative instruments, including options, futures contracts, options on futures contracts and commodity-linked structured notes. In order for the Fund to qualify as a regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), the Fund must derive at least 90 percent of its gross income each taxable year from qualifying income, which is described in more detail in the SAI. The status of swap contracts and other commodity-linked derivative instruments as qualifying income has been addressed in Revenue Ruling 2006-1 issued December 16, 2005. The Fund will therefore restrict its income from commodity-linked swaps to a maximum of 10 percent of its gross income.

The Fund has received a private letter ruling from the Internal Revenue Service that concludes that certain commodities-linked notes held by the Fund will produce qualifying income for purposes of the RIC qualification tests. The Advisor believes it can continue to successfully operate the Fund in a manner consistent with the Fund's current investment objective by investing in these commodities-linked structured notes. See "Tax Information" for more information.

TRACKING ERROR RISK - Tracking error risk refers to the risk that the Fund's Advisor may not be able to cause the Fund's performance to match or correlate to that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of its benchmark, rounding of share prices, changes to the benchmark, regulatory policies, high portfolio turnover rate and leverage all contribute to tracking error. The Fund, which seeks to track its benchmark on a daily basis, is subject to the effects of mathematical compounding which may prevent the Fund from correlating with the monthly, quarterly, annual or other performance of its benchmark. Tracking error risk may cause the Fund's performance to be less than you expect.

TRADING HALT RISK - The Fund typically will hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much an option or futures contract may decline over various time periods within a day. In addition, the major securities exchanges, such as the New York Stock Exchange ("NYSE"), have established limits on how much the securities market, based on the Dow Jones Industrial Average(SM), may decline over various time periods within a day. If the price of a security, an option or a futures contract declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell the options, futures contracts or securities that are the subject of the trading halt. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective. In such an event, the Fund also may be required to use a "fair-value" method to price their outstanding contracts or securities.

FUND PERFORMANCE

The Managed Futures Strategy Fund commenced operations on March 2, 2007 and, therefore, does not have a performance history for a full calendar year.

FUND FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Fund.

The Example that follows the table is intended to help you compare the cost of investing in H-Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example reflects your costs based on these assumptions.


--------------------------------------------------------------------------------
                                FEES AND EXPENSES
--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)*
--------------------------------------------------------------------------------
REDEMPTION FEES ON SHARES OWNED LESS THAN 90 DAYS
(as a percentage of amount redeemed, if applicable)**                      1.00%
--------------------------------------------------------------------------------

* The Fund may impose a wire transfer charge of $15 on certain redemptions under $5,000.

** For more information,  see "Frequent Trading and Redemption Fee Policy."


--------------------------------------------------------------------------------
                                FEES AND EXPENSES
--------------------------------------------------------------------------------
  ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
MANAGEMENT FEES                                                            X.XX%
--------------------------------------------------------------------------------
DISTRIBUTION (12b-1) OR SHAREHOLDER SERVICE FEES                            NONE
--------------------------------------------------------------------------------
TOTAL OTHER EXPENSES*                                                      X.XX%
--------------------------------------------------------------------------------
   OTHER EXPENSES                                                          X.XX%
--------------------------------------------------------------------------------
   ACQUIRED FUND FEES AND EXPENSES**                                       X.XX%
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                       X.XX%
--------------------------------------------------------------------------------

* "Total Other Expenses," "Other Expenses," and "Acquired Fund Fees and Expenses" are based on estimated amounts for the current fiscal year.

** As a shareholder in certain funds (the "Acquired Funds"), the Fund will indirectly bear its proportionate share of the fees and expenses of the Acquired Funds. "Acquired Fund Fees and Expenses" are estimated for the current year and are based upon (i) the approximate allocation of the Fund's assets among the Acquired Funds and the (ii) net expenses (excluding interest, taxes and extraordinary expenses) of the Acquired Funds during their most recently completed fiscal year. "Acquired Fund Fees and Expenses" will vary with changes in the expenses of the Acquired Funds, as well as allocation of the Fund's assets, and may be higher or lower than those shown above.

--------------------------------------------------------------------------------
                                     EXAMPLE
--------------------------------------------------------------------------------
            1 Year                                           3 Years
--------------------------------------------------------------------------------
             $XXX                                              $XXX
--------------------------------------------------------------------------------

MORE INFORMATION ABOUT THE FUND:
--------------------------------------------------------------------------------
BENCHMARK AND INVESTMENTS

The Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The current benchmark used by the Fund is set forth below:

FUND                                         BENCHMARK

MANAGED FUTURES STRATEGY FUND                S&P DIVERSIFIED TRENDS INDICATOR(R)

A BRIEF GUIDE TO THE BENCHMARK

THE S&P DIVERSIFIED TRENDS INDICATOR(R) ("S&P DTI"). The S&P DTI is constructed using a rules-based strategy that targets particular risk and return characteristics of an asset class or segment of the market. The S&P DTI does not intend to passively represent the commodities market. Instead, the S&P DTI follows a quantitative methodology to track the prices of a diversified portfolio of 24 futures contracts ("components"). The components are grouped into sectors that are designed to reflect and track (price) trends while maintaining low volatility. The exposure of the components is divided equally (50%/50%) between tangible commodities and financials in order to increase the internal non-correlation among the components and to add liquidity to the investment. Commodity sector weights are based on generally known world production levels. Weightings of the financial sectors are based on, but not directly proportional to, gross domestic product (GDP). Components of each sector are chosen based on fundamental characteristics and liquidity. The methodology of the S&P DTI is designed with a focus on capturing both up and down price trends. Systematic rules are employed to establish a "long" or "short" component position. Sectors are rebalanced monthly; components are rebalanced annually.

ADVISOR'S INVESTMENT METHODOLOGY

The Advisor develops and implements structured investment strategies designed to achieve the Fund's objective. The Advisor uses quantitative methods to construct a portfolio that correlates highly with the Fund's underlying benchmark. Statistical techniques are then used to determine the optimal mix of assets for the Fund. The Advisor places particular emphasis on controlling risk relative to the Fund's underlying benchmark in order to maintain consistency and predictability.

OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the SAI for a more complete list of portfolio investment strategies, permitted investments and related risks.

PORTFOLIO HOLDINGS

A description of the Fund's policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

INVESTING WITH RYDEX:
--------------------------------------------------------------------------------
SHAREHOLDER INFORMATION

H-Class Shares are offered directly through Rydex Fund Services Inc. and also through authorized securities brokers and other financial intermediaries.

OPENING YOUR ACCOUNT

You will need to open a Rydex shareholder account to make share transactions - buy, sell or exchange shares of the Fund. You can request an account application by calling Rydex Client Services at 800.820.0888 or 301.296.5406 or simply download an application from the Rydex web site - www.rydexinvestments.com. Certain account types may be opened online via the website. For more information on opening an account, call Rydex Client Services at 800.820.0888 or
301.296.5406 or visit www.rydexinvestments.com.

The type of application you will need depends on the type of account you want to open. For example, if you are opening a retirement account, such as an IRA, you will need to complete a different application than you would if you were opening a taxable account. When you call Rydex to request an account application, be sure to let the client services representative know what type of account you want to open to ensure that you receive the correct application.

If you open your account through a broker or other financial intermediary, your financial intermediary will ordinarily assist you in completing the necessary application to open your account with Rydex.

--------------------------------------------------------------------------------
            MINIMUM AMOUNTS FOR ESTABLISHING ACCOUNTS

The minimum initial investment amounts for accounts held through a third party (E.G., a brokerage account) are:

      o     $1,000 for retirement accounts

      o     $2,500 for all other accounts

Accounts held DIRECTLY at Rydex are subject to a minimum account balance of $25,000 FOR NON-MANAGED ACCOUNTS (INCLUDING RETIREMENT ACCOUNTS) and $15,000 FOR ACCOUNTS MANAGED BY FINANCIAL INTERMEDIARIES. Accounts opened through a financial intermediary (non-direct) will be subject to your financial intermediary's minimum initial investment amount and minimum account balance, which may be different than the amounts above.

To open an IRA account with Rydex directly, you must transfer an existing IRA (or multiple IRAs) in order to meet the minimum investment amount requirements.

There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House ("ACH"). For more information about subsequent investments via ACH please see "Purchase Procedures" below. Rydex reserves the right to modify its minimum account requirements at any time, with or without prior notice to you.

--------------------------------------------------------------------------------

TIPS TO SUCCESSFULLY COMPLETE YOUR ACCOUNT APPLICATION

      o You must provide each account holder's social security number or tax ID number and date of birth on the application to avoid a delay in processing.

      o Attach a copy of the trust document when establishing a trust account.

      o When establishing an account for your corporation, partnership or self directed retirement plan, please indicate the correct account type to ensure proper tax reporting, and provide a copy of one of the following documents: registered articles of incorporation, government-issued business license, partnership papers, plan documents or other official documentation that verifies the entity and lists the authorized individuals. Failure to provide this documentation may result in a delay in processing your application.

      o You must provide a street address (Rydex does not accept P.O. Box only addresses). If any joint owner has a different address than the account registration, please indicate what it is on the application.

      o     BE SURE TO SIGN THE APPLICATION.

      o If you open an account directly with Rydex you will receive a confirmation statement by mail confirming your initial purchase. Review this confirmation carefully to ensure that all of the information is correct. Notify us promptly of any errors.

TRANSACTION INFORMATION
--------------------------------------------------------------------------------

This section provides important information about the procedures that you must follow when you buy, sell or exchange shares of the Fund. You may submit transaction orders to buy, sell or exchange Fund shares on any day that the NYSE is open for business (a "Business Day"). In addition, on any day that the New York Fed or the NYSE closes early, the principal government securities and corporate bond markets close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the SEC, the Fund reserves the right to advance the time on that day NAV is calculated and, correspondingly, the time by which purchase and redemption orders must be received.

TRANSACTION CUT-OFF TIMES

All shareholder transaction orders are processed at the NAV next determined after your transaction order is received with all of the necessary information, sometimes referred to as "good order," by the Fund's transfer agent, distributor, or authorized dealer. The following transaction cut-off times have been established in order to allow the transfer agent appropriate time to report the current day's trading activity to the Fund's Advisor. Any application that is sent to the transfer agent does not constitute a purchase order until the transfer agent processes the application and receives correct payment by check, wire transfer or ACH.

--------------------------------------------------------------------------------
METHOD                                                             CUT-OFF TIME
--------------------------------------------------------------------------------
By Mail                                                            Market Close
--------------------------------------------------------------------------------
By Phone                                                           Market Close
--------------------------------------------------------------------------------
By Internet                                                        Market Close
--------------------------------------------------------------------------------
By Financial Intermediary                                          Market Close*
--------------------------------------------------------------------------------

*     Each   financial   intermediary   may  have  its  own  rules  about  share
      transactions, and may have different cut-off times for processing your transaction order.

EARLY TRANSACTION CUT-OFF TIMES

On any day that the Fund calculates NAV earlier than normal, as described below, Rydex reserves the right to advance the time on that day by which shareholder transaction orders must be received by the transfer agent.

--------------------------------------------------------------------------------
CALCULATING NAV

The price at which you buy, sell and exchange shares is the net asset value per share, which is also known as NAV, plus any applicable sales charges.

The Fund calculates its NAV by:

o Taking the current market value of its total assets

o Subtracting any liabilities

o Dividing that amount by the total number of shares owned by shareholders

The Fund calculates NAV once each Business Day as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). If the primary exchange or market where the Fund's securities or other investments trade closes early - such as on days in advance of holidays generally observed by participants in these markets - the Fund may calculate NAV as of the earlier closing time in accordance with the policies set forth in the Fund's SAI. For more information on these early closings, please call 800.820.0888 or visit the Rydex web site - www.rydexinvestments.com.

In calculating NAV, the Fund generally values its investment portfolio based on the market price of the securities as of the time the Fund determines NAV. If market prices are unavailable or the Fund thinks that they are unreliable, the Fund prices those securities at fair value as determined in good faith using methods approved by the Board of Trustees. For example, market prices may be unavailable if trading in a particular portfolio security was halted during the day and did not resume prior to the Fund's NAV calculation. The Fund may view market prices as unreliable when the value of a security has been materially affected by events occurring after the market closes, but prior to the time as of which Fund calculates NAV.

The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

More information about the valuation of the Fund's holdings can be found in the SAI.
--------------------------------------------------------------------------------

TRANSACTIONS THROUGH YOUR FINANCIAL INTERMEDIARY

If you opened your account through a financial intermediary, you will ordinarily submit your transaction orders through that financial intermediary. Your financial intermediary is responsible for ensuring that your transaction order is in good order, and promptly transmitting your order to the Fund. Transaction orders received in good order by your financial intermediary will be processed at the Fund's next determined NAV. Financial intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Each financial intermediary may also have its own rules about minimum initial investment amounts, minimum account balances, share transactions, limits on the number of share transactions you are permitted to make in a given time period, and may have different cut-off times for processing your transaction order. For more information about your financial intermediary's rules and procedures, you should contact your financial intermediary directly.

BUYING FUND SHARES
--------------------------------------------------------------------------------
The Fund offers its shares continuously and investors may submit purchase orders to buy shares on any Business Day. However, Rydex reserves the right to reject or refuse, in whole or in part, any purchase order for Fund shares. Purchase orders, like any other share transaction, are subject to the Fund's transaction cut-off times and will be processed at the NAV next determined after your purchase order is received in good order.

PURCHASE PROCEDURES

The Fund offers you the option to submit purchase orders through your financial intermediary or send purchase orders by mail, fax or internet and send purchase proceeds by check, wire transfer or ACH. The Fund does not accept cash or cash equivalents (such as travelers' checks, money orders or bearer bonds), government checks, third-party checks, starter checks or checks drawn on a line of credit (including credit card convenience checks). Cashiers checks, bank checks, official checks and treasurers' checks less than or equal to $10,000 are also not accepted. Rydex reserves the right to refuse other payment instruments if, in the sole discretion of Fund management, it is deemed to be in the best interest of the Fund. You may buy shares and send your purchase proceeds by any of the methods described below:

----------------------------------------------------------------------------------------------------------
                           INITIAL PURCHASE                           SUBSEQUENT PURCHASES
                 ------------------------------------------------------------------------------------------
BY MAIL          Complete the account application that    Complete the Rydex investment slip included with
IRA AND OTHER    corresponds to the type of account you   your quarterly statement or send written
RETIREMENT       are opening.                             purchase instructions that include:
ACCOUNTS
REQUIRE          o MAKE SURE TO DESIGNATE THE RYDEX       o YOUR NAME
ADDITIONAL       FUND(S) YOU WANT TO PURCHASE.
PAPERWORK.                                                o YOUR SHAREHOLDER ACCOUNT NUMBER
                 o MAKE SURE YOUR INVESTMENT MEETS THE
                 ACCOUNT MINIMUM.                         o THE RYDEX FUND(S) YOU WANT TO PURCHASE.

                 ------------------------------------------------------------------------------------------
                                        Make your check payable to RYDEX INVESTMENTS.
                 ------------------------------------------------------------------------------------------
                            Your check must be drawn on a U.S. bank and payable in U.S. Dollars.
                 ------------------------------------------------------------------------------------------
                      Include the name of the Rydex Fund(s) you want to purchase on your check.

CALL RYDEX       IF YOU DO NOT  SPECIFY  WHICH RYDEX FUND(S) YOU WANT TO PURCHASE, YOUR INVESTMENT WILL BE
CLIENT              CREDITED TO THE RYDEX  U.S.  GOVERNMENT  MONEY  MARKET  FUND,  WHICH IS OFFERED IN A
SERVICES TO                                           SEPARATE PROSPECTUS.
REQUEST A
RETIREMENT       ------------------------------------------------------------------------------------------
ACCOUNT          Mail your application and check to:       Mail your written purchase instructions and
INVESTOR                                                                        check to:
APPLICATION      ------------------------------------------------------------------------------------------
KIT.             MAILING ADDRESS:
                 Rydex Investments
                 Attn: Ops. Dept.
                 9601 Blackwell Road, Suite 500
                 Rockville, MD 20850

----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
                             INITIAL PURCHASE                          SUBSEQUENT PURCHASES
                 ------------------------------------------------------------------------------------------
                 Submit new account paperwork, and         Be sure to designate in your  wire instructions
                 then call Rydex to obtain your account       the Rydex Fund(s) you want to purchase.
                 number.

                 o MAKE  SURE TO  DESIGNATE  THE  RYDEX
BY WIRE          FUND(S) YOU WANT TO PURCHASE.

                 o MAKE SURE YOUR INVESTMENT MEETS
RYDEX CLIENT     THE ACCOUNT MINIMUM.
SERVICES PHONE  ------------------------------------------------------------------------------------------
NUMBER:         To obtain "same-day credit" (to get that Business Day's NAV)  for your purchase order, YOU
800.820.0888    MUST CALL RYDEX CLIENT SERVICES AND PROVIDE THE FOLLOWING INFORMATION PRIOR TO THE
OR              TRANSACTION CUT-OFF TIME FOR THE RYDEX FUND(S) YOU ARE PURCHASING:
301.296.5406
                o Account  Number

                o Fund Name

                o Amount of Wire

                o Fed Wire Reference Number (upon request)

                You will receive a confirmation number to verify that your purchase order has been accepted.

                   IF YOU DO NOT NOTIFY RYDEX CLIENT SERVICES OF THE INCOMING WIRE, YOUR PURCHASE ORDER
                     WILL NOT BE PROCESSED UNTIL THE BUSINESS DAY FOLLOWING THE RECEIPT OF THE WIRE.

                WIRE INSTRUCTIONS:
                U.S. Bank
                Cincinnati, OH
                Routing Number: 0420-00013
                For Account of: Rydex Investments
                Account Number: 48038-9030
                [Your Name]
                [Your shareholder account number]

                  IF YOU DO NOT SPECIFY THE RYDEX FUND(S) YOU WANT TO PURCHASE, YOUR INVESTMENT WILL BE
                      CREDITED TO THE RYDEX U.S. GOVERNMENT MONEY MARKET FUND, WHICH IS OFFERED IN A
                                                     SEPARATE PROSPECTUS.
----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
                              INITIAL PURCHASE                         SUBSEQUENT PURCHASES
                     --------------------------------------------------------------------------------------
                     Submit new account paperwork, and   SUBSEQUENT PURCHASES MADE VIA ACH MUST BE A
                     then  call  Rydex to obtain  your   MINIMUM OF $50. To make a subsequent purchase
                     account number. Be  sure  to        send written purchase instructions that include:
BY ACH               complete  the   "Electronic
(FAX)                Investing via ("ACH")" section.     o YOUR NAME
                     Then, fax it to Rydex (ONLY
RYDEX FAX NUMBER:    Individual, Joint and UGMA/UTMA     o YOUR SHAREHOLDER ACCOUNT NUMBER
301.296.5103         accounts may be opened by fax).
                                                         o THE RYDEX FUND(S) YOU WANT TO PURCHASE
                     o MAKE SURE TO INCLUDE A LETTER
                     OF INSTRUCTION REQUESTING           o ACH BANK INFORMATION (IF NOT ON RECORD).
                     THAT WE PROCESS YOUR PURCHASE
                     BY ACH.

                     o MAKE SURE TO DESIGNATE THE RYDEX
                     FUND(S) YOU WANT TO PURCHASE.

                     o MAKE SURE YOUR INVESTMENT MEETS
                     THE ACCOUNT MINIMUM.

-----------------------------------------------------------------------------------------------------------
BY ACH                    Follow the directions on the Rydex web site - www.rydexinvestments.com
(INTERNET)
-----------------------------------------------------------------------------------------------------------

CANCELLED PURCHASE ORDERS

Rydex  will   ordinarily   cancel  your  purchase   order  under  the  following
circumstances:

o if your bank does not honor your check for any reason

o if the transfer agent (Rydex) does not receive your wire transfer

o if the transfer agent (Rydex) does not receive your ACH transfer

o if your bank does not honor your ACH transfer

IF YOUR PURCHASE ORDER IS CANCELLED FOR ANY OF THESE REASONS, YOU WILL NOT BE ENTITLED TO BENEFIT FROM ANY INCREASE IN NAV THAT THE FUND MAY HAVE EXPERIENCED FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION. IN ADDITION, IF THE FUND'S NAV DECREASES IN VALUE FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION, THE FUND WILL HOLD YOU LIABLE FOR ANY LOSSES THAT IT INCURS AS A RESULT OF YOUR CANCELLED ORDER.

SELLING FUND SHARES
--------------------------------------------------------------------------------
The Fund redeems its shares continuously and investors may sell their shares back to the Fund. You may redeem all or any portion of your Fund shares at the Fund's next determined NAV calculated after your redemption order is received in good order by the transfer agent. Redemption orders, like any other share transaction, are subject to the Fund's transaction cut-off times and will be processed at the NAV next determined after your redemption order is received in good order by the transfer agent.

The Fund may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the U.S. Securities and Exchange Commission (the "SEC"). The Fund reserves the right to pay part of your redemption proceeds in liquid securities with a market value equal to the redemption price.

REDEMPTION PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Fund also offers you the option to send redemption orders to Rydex by:

--------------------------------------------------------------------------------
                      Rydex Investments
                      Attn: Ops. Dept.
        MAIL          9601 Blackwell Road, Suite 500
                      Rockville, MD 20850
--------------------------------------------------------------------------------
                      301.296.5103
                      If you send your  redemption  order by fax,  you must call
        FAX           Rydex Client  Services at  800.820.0888 or 301.296.5406 to
                      verify  that  your  fax was  received  and when it will be processed.
--------------------------------------------------------------------------------
      TELEPHONE       800.820.0888 or 301.296.5406 (not available for retirement accounts)
--------------------------------------------------------------------------------

Whether you transmit your redemption order by mail, fax or telephone, you must include the following information in your redemption order:

o your name

o your shareholder account number

o Fund name(s)

o dollar amount or number of shares you would like to sell

o whether you want your sale proceeds sent to you by check, wire or ACH (a new alternate payee or new wire instructions may require a signature guarantee)

o signature of account owner(s) (not required for telephone redemptions)

You may only place a redemption order if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to make redemptions from the account. You will receive a confirmation number for your redemption. Please retain it for your records.

DISTRIBUTIONS FROM QUALIFIED RETIREMENT ACCOUNTS

Distributions  from your  tax-qualified  plan or individual  retirement  account
(IRA) may have adverse tax consequences to you. You should consult your tax adviser before redeeming shares and making distributions from your tax-qualified plan or IRA account. All requests for distributions of redemption proceeds from tax-qualified plan and IRA accounts must be in writing. All distributions from tax-qualified plans and IRAs are subject to tax withholding rules.

RECEIVING YOUR REDEMPTION PROCEEDS

Your redemption proceeds normally will be sent within seven days of the transfer agent receiving your request. For redemption orders that settle on federal bank holidays, your redemption proceeds will be sent on the next Business Day following the holiday. FOR INVESTMENTS MADE BY CHECK OR ACH (NOT WIRE PURCHASES), PAYMENT OF REDEMPTION PROCEEDS MAY BE DELAYED UNTIL THE TRANSFER AGENT IS REASONABLY SATISFIED THAT YOUR PURCHASE HAS CLEARED. IT MAY TAKE UP TO 15 DAYS FOR YOUR PURCHASE TO CLEAR.

All redemptions will be mailed to your address of record, sent electronically via ACH or wired to your bank account of record. You may request overnight mail service for an additional fee. If you request payment of redemption proceeds to a third party or to a location other than your address of record or bank account of record, your redemption request must be IN WRITING AND MUST INCLUDE A SIGNATURE GUARANTEE AND MAY NOT BE FAXED.

--------------------------------------------------------------------------------
SIGNATURE GUARANTEES

Signature guarantees help protect you and your account against fraud. You can obtain a signature guarantee at most banks and financial intermediaries. A notary public cannot provide a signature guarantee. You may not use fax to transmit a signature guarantee to the Fund.
--------------------------------------------------------------------------------

FREQUENT TRADING AND REDEMPTION FEE POLICY

In an effort to discourage short-term trading and defray costs incurred by shareholders as a result of same, the Fund charges a 1.00% redemption fee on redemptions of shares that have been held for less than ninety (90) days. The fee is deducted from the sale proceeds and cannot be paid separately, and any proceeds of the fee are credited to the assets of the Fund. The fee does not apply to shares purchased with reinvested dividends or distributions. In determining how long shares of the Fund have been held, the Fund assumes that shares held by the investor the longest period of time will be sold first. The redemption fee is applicable to Fund shares purchased either directly or through a financial intermediary, such as a broker-dealer. Transactions through financial intermediaries typically are placed with the Fund on an omnibus basis and include both purchase and sale transactions placed on behalf of multiple investors. The Fund requests that financial intermediaries assess the redemption fee on customer accounts and collect and remit the proceeds to the Fund. However, the Fund recognizes that due to operational and system limitations, intermediaries' methods for tracking and calculating the fee may be inadequate or differ in some respects from the Fund's. Therefore, to the extent that financial intermediaries are unable to collect the redemption fee, the Fund may not be able to defray the expenses associated with short-term trades made by that financial intermediary's customers.

The Fund reserves the right to waive the redemption fee in its discretion where either the Fund believes such waiver is in the best interest of the Fund, including certain categories of redemptions that the Fund reasonably believes may not raise frequent trading or market timing concerns or where the financial intermediary's processing systems are unable to properly apply the redemption fee. These categories currently include (i) participants in certain group retirement plans or group annuity contracts whose processing systems are incapable of properly applying the redemption fee to underlying shareholders;
(ii) redemptions resulting from certain transfers upon the death of a shareholder; (iii) redemptions by certain pension plans as required by law or by regulatory authorities; (iv) systematic redemptions; (v) retirement loans and withdrawals; and (vi) redemptions in accounts participating in certain approved asset allocation programs.

LOW BALANCE ACCOUNTS

To offset the administrative expense of servicing small accounts, the Fund may impose, without additional notice, an administrative fee of $15 per year during periods where your account balance falls below the account minimum requirements for any reason. The Fund may redeem your shares if the value of your account falls below the required minimum investment amount. However, the Fund will provide you with at least 30 days' written notice to allow you sufficient time to add to your account and avoid the redemption of your shares.

EXCHANGING FUND SHARES

--------------------------------------------------------------------------------
An exchange is when you sell shares of one Rydex Fund and use the proceeds from that sale to purchase shares of another Rydex Fund. Investors may make exchanges on any Business Day of Investor Class Shares or H-Class Shares of any Rydex Fund for Investor Class Shares or H-Class Shares of any other Rydex Fund, on the basis of the respective NAVs of the shares involved. Exchange requests, like any other share transaction, will be processed at the NAV next determined after your exchange order is received in good order. Exchanges involving other Rydex Funds not included in this Prospectus may be subject to different transaction cut-off times. All exchange requests must be received by the Fund's transfer agent prior to the cut-off time of the Rydex Fund you are exchanging out of or the Rydex Fund you are exchanging into, whichever is earlier, to be processed at that Business Day's NAV. See "Exchanges with Other Rydex Funds" below for additional information. The exchange privilege may be modified or discontinued at any time.

EXCHANGE PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Fund also offers you the option to send exchange requests to Rydex by:

--------------------------------------------------------------------------------
                     Rydex Investments
        MAIL         Attn: Ops. Dept.
                     9601 Blackwell Road, Suite 500
                     Rockville, MD 20850
--------------------------------------------------------------------------------
                     301.296.5101
        FAX          If you send your  exchange  request  by fax,  you must call
                     Rydex Client  Services at  800.820.0888 to verify that your fax was received and when it will be processed.
--------------------------------------------------------------------------------
     TELEPHONE       800.820.0888 OR 301.296.5406
--------------------------------------------------------------------------------
      INTERNET       Follow the directions on the Rydex web site -
                     www.rydexinvestments.com
--------------------------------------------------------------------------------

Whether you transmit your exchange request by mail, fax, telephone or internet, you must include the following information in your exchange request:

o your name

o your shareholder account number

o Fund name(s) you are exchanging out of (selling) and Fund name(s) you are exchanging into (buying)

o dollar amount, number of shares or percentage of Fund position involved in the exchange

o signature of account owner(s) (not required for telephone or internet exchanges)

You may only place exchange orders if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to trade the account. You will receive a confirmation number for your exchange. Please retain it for your records.

MINIMUM EXCHANGE AMOUNTS

The minimum amount for an exchange is either $1,000 or 100% of the Fund position from which the exchange is coming, whichever is less. If you are exchanging the minimum amount, you may not split the proceeds between multiple Rydex Funds. If you place exchange transactions in shares or in percentages, the minimum exchange amount still applies. This minimum may be waived for accounts that are part of an asset allocation strategy.

EXCHANGES WITH OTHER RYDEX FUNDS

On any Business Day, investors may make exchanges of H-Class Shares of the Fund for Investor Class Shares or H-Class Shares (or Advisor Class if applicable) of any Rydex Fund not offered in this Prospectus. WHILE MOST RYDEX FUNDS OFFER UNLIMITED EXCHANGE PRIVILEGES WITH NO MINIMUM HOLDING PERIODS OR TRANSACTION FEES, CERTAIN RYDEX FUNDS DO NOT ALLOW FOR UNLIMITED TRADING. IF YOU ARE CONTEMPLATING AN EXCHANGE FOR SHARES OF ANY RYDEX FUND NOT OFFERED IN THIS PROSPECTUS, YOU SHOULD OBTAIN AND REVIEW THAT RYDEX FUND'S CURRENT PROSPECTUS BEFORE MAKING THE EXCHANGE. You can obtain a prospectus for any Rydex Fund not offered in this Prospectus by calling 800.820.0888 or 301.296.5406 or visiting the Rydex web site at www.rydexinvestments.com.

RYDEX ACCOUNT POLICIES
--------------------------------------------------------------------------------

SHAREHOLDER IDENTIFICATION AND VERIFICATION

Federal regulations may require the Fund to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open accounts for corporations or other entities. The Fund may use this information to attempt to verify your identity. The Fund may not be able to establish an account if the necessary information is not received. The Fund may also place limits on account transactions while it is in the process of attempting to verify your identity. Additionally, if the Fund is unable to verify your identity after your account is established, the Fund may be required to redeem your shares and close your account.

Rydex provides accounts for U.S. citizens and resident aliens. We will not open a new account for any non-resident aliens (natural person or entity). If you are unsure of your status please consult your tax adviser. Non-resident aliens may hold Rydex Funds through a financial intermediary, subject to that financial intermediary's requirements.

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under applicable law. The Fund has adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interests of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

CHANGES TO YOUR ACCOUNT

For information on what is required to make changes and/or additions to your account, and to obtain the appropriate forms, please visit the Rydex web site at www.rydexinvestments.com or call 800.820.0888 or 301.296.5406. If you own shares that are registered in your intermediary's name, and you want to transfer the registration to another intermediary or want the shares registered in your name, then you should contact your intermediary for instructions on how to make this change.

TRANSACTIONS OVER TELEPHONE OR INTERNET

Internet and telephone transactions are extremely convenient, but are not risk free. To ensure that your internet and telephone transactions are safe, secure, and as risk-free as possible, the Rydex Funds have instituted certain safeguards and procedures for determining the identity of web site users (including the use of secure passwords and 128-bit encryption technology) and telephone callers and authenticity of instructions. As a result, neither the Fund nor its transfer agent will be responsible for any loss, liability, cost, or expense for following internet, telephone or wire instructions they reasonably believe to be genuine. If you or your intermediaries make exchange requests by telephone or internet, you will generally bear the risk of any loss. Neither the Fund, nor its transfer agent, are responsible for internet transactions that are not received.

During periods of unusually high market activity or other times, it may be difficult to reach Rydex by telephone or access our internet site. Rydex and its affiliates will not be liable for any losses resulting from a cause over which Rydex or its affiliates do not have direct control, including but not limited to the failure of electronic or mechanical equipment or communication lines, telephone or other interconnect problems (e.g. if you are unable to access your online service provider), input errors on the internet, severe weather, facilities emergencies, earthquakes, floods and strikes or other labor problems. If you are not able to reach Rydex by your regular medium, consider sending written instructions.

STATEMENTS & CONFIRMATIONS

You will receive statements and trade confirmations of your investment transactions. You may elect to suppress trade confirmations by requesting this option in writing or via the internet. You may choose to receive your confirmations and/or statements either by mail or electronically.

EDELIVERY SERVICES

eDelivery offers shareholders the convenience of receiving most communications (such as trade confirmations, statements, prospectuses and shareholder reports, etc.) from the Fund through the web via email notification. For more information on eDelivery, please visit the Rydex web site at www.rydexinvestments.com. The Fund reserves the right to discontinue your eDelivery service if two (2) or more e-mail notices are returned as undeliverable.

RYDEX EXPRESS LINE - 1(800) 717-7776

You may access information about the Rydex Funds and your Rydex account anytime with the Rydex Express Line. This automated line gives you telephone access to Rydex Fund information including NAVs, daily factors, fund assets and distributions as well as balance and history information on your Rydex account.

SERVICE AND OTHER FEES

Rydex may charge the following administrative fees for services associated with the following:

o $15 for wire transfers of redemption proceeds under $5,000

o $50 on purchase checks returned for insufficient funds

o $25 to stop payment of a redemption check within 10 Business Days of the settlement date

o $15 for standard overnight packages (fee may be higher for special delivery options)

o $25 for bounced draft checks or ACH transactions

o $15 per year for low balance accounts

o The Fund reserves the right, upon notice, to charge you a fee to cover the costs of special requests for information that require extensive research or employee resources. Such requests could include a request for historical account transcripts or the retrieval of a significant number of documents.

Rydex reserves the right to change any of these fees or add additional service fees at any time.

RETIREMENT ACCOUNT FEES

Certain retirement plans such as IRA, SEP, Roth IRA and 403(b) accounts, are charged an annual $15 maintenance fee. Upon liquidating your retirement account, a $15 account-closing fee (and any unpaid annual maintenance fee) will be deducted from the proceeds of your redemption. You may pay the annual maintenance fee at any time during the calendar year by sending Rydex a check. If the annual maintenance fee is not paid separately prior to December, it will be deducted from you account.

FREQUENT PURCHASES AND REDEMPTION OF FUND SHARES

Unlike most other Rydex Funds, the Fund is not suitable for purchase by active investors. The Fund is intended for long-term investment purposes only and discourages shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Fund may present risks to the Fund's long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Fund's investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. Consequently, the Board of Trustees has adopted policies and procedures designed to prevent frequent purchases and redemptions of shares of the Fund.

The Advisor will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Fund's policies and procedures described in this Prospectus and approved by the Fund's Board of Trustees. The Board of Trustees has approved a redemption fee of 1% of the total redemption amount to be imposed uniformly on all Fund shares redeemed within ninety (90) days of buying them (either by purchase or exchange) subject to the limitations discussed below. See "Frequent Trading and Redemption Fee Policy" for additional information. For purposes of applying the Fund's policies, the Advisor may consider the trading history of accounts under common ownership or control. In addition, the Fund reserves the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Advisor reasonably believes that the trading activity would be harmful or disruptive to the Fund.

Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Fund will occur, particularly with respect to trades placed by shareholders that invest in the Fund through omnibus accounts maintained by brokers, retirement plan accounts and other financial intermediaries. The Fund's access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. As a result, the Fund cannot assure that its policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares), and as a result frequent trading could adversely affect the Fund and its long-term shareholders as discussed above.

RIGHTS RESERVED BY THE FUND

The Fund reserves the right to close your account in cases of suspected fraudulent or illegal activity in accordance with applicable law. This action may be taken when, in the sole discretion of Fund management, it is deemed to be in the best interest of the Fund or in cases where the Fund is requested or compelled to do so by applicable law. If your account is closed at the request of governmental or law enforcement authority or pursuant to applicable law, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

DISTRIBUTION AND SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

The Fund has adopted a Distribution Plan and a Shareholder Services Plan with respect to H-Class Shares that allows the Fund to pay distribution and/or services fees to Rydex Distributors, Inc. (the "Distributor") and other firms that provide distribution and/or shareholder services ("Service Providers"). The Fund will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. If a Service Provider provides shareholder services, the Fund will pay service fees to the Distributor at an annual rate not to exceed 0.25% of the average daily net assets of the Fund. The Distributor will, in turn, pay the Service Provider for the services it provides. Because the Fund pays these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.

COMPENSATION TO DEALERS

The Advisor, at its expense, may provide compensation to financial intermediaries for the sale of Fund shares. These payments may be made, at the discretion of the Advisor, to certain dealers who have sold shares of the Rydex Funds. The level of payments made to dealers will generally vary, but may be significant. These payments may provide an incentive for dealers to sell shares of the Rydex Funds and promote the retention of their customer's assets in the Fund. Any payments described above will not change the price paid by investors for the purchase of the applicable Rydex Fund's shares or the amount that any particular Rydex Fund will receive as proceeds from such sales. The Advisor determines the extent of such payments in its sole discretion in response to requests from dealer firms, based on factors it deems relevant, such as the dealer's sales, assets, share class utilized and the quality of the dealer's relationship with the Advisor. The Advisor periodically determines the advisability of continuing these payments. The Advisor may also pay expenses associated with meetings that facilitate educating financial advisers and shareholders about the Rydex Funds that are conducted by dealers.

DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

TIMING OF PAYMENTS

Income dividends, if any, are paid at least annually by the Fund. If you own Fund shares on the Fund's record date, you will be entitled to receive the dividend. The Fund may declare and pay dividends on the same date. The Fund makes distributions of capital gains, if any, at least annually. The Fund, however, may declare a special capital gains distribution if the Board of Trustees believes that such a distribution would be in the best interests of the shareholders of the Fund.

DIVIDEND PAYMENT OPTIONS

Dividends and distributions will be paid in the form of additional Fund shares unless you have elected to receive payment in cash. If you did not elect to receive cash payments of dividends and distributions on your application, you must notify the Fund in writing to change your election prior to the date of the next distribution. Your election will become effective for dividends paid after the Fund receives your written notice. To cancel your election, simply send written notice to the Fund. Dividends and distributions with values of $10 or less may be automatically reinvested.

TAX INFORMATION
--------------------------------------------------------------------------------

The following is a summary of some important tax issues that affect the Fund and its shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a detailed explanation of the tax treatment of the Fund, or the tax consequences of an investment in the Fund. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE SAI. YOU ARE URGED TO CONSULT YOUR TAX ADVISER REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES.

TAX STATUS OF THE FUND

The Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as the Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

One of the requirements for qualification as a regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies ("Qualifying
Income"). The status of the swap agreements and other commodity-linked derivative instruments under tests to qualify as a RIC under Subchapter M of the Code has been recently addressed in Revenue Ruling 2006-1 and Revenue Ruling 2006-31 which provide that income from commodity-linked swaps in which the Fund invests will not be considered qualifying income after September 30, 2006. After such time, the Fund will therefore restrict its income from commodity-linked swaps (when combined with its other investments that produce non-qualifying income) to be less than 10 percent of its gross income.

If the Fund were to fail to qualify as a regulated investment company in any year, the Fund would be subject to federal income tax on its net income and capital gains at regular corporate income tax rates (without a deduction for distributions to shareholders). When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the Fund's earnings and profits.

The Fund has received a private letter ruling from the Internal Revenue Service that concludes that certain commodities-linked notes held by the Fund will produce qualifying income for purposes of the RIC qualification tests. The Advisor believes it can continue to successfully operate the Fund in a manner consistent with the Fund's current investment objective by investing in these commodities-linked structured notes. See "Dividends, Distributions and Taxes - Special Tax Considerations" in the Fund's SAI.

TAX STATUS OF DISTRIBUTIONS

o The Fund will, at least annually, distribute substantially all of its net investment income and net capital gains income.

o The income dividends and short-term capital gains distributions you receive from the Fund will be taxed as either ordinary income or qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income.

o The Fund expects to distribute primarily ordinary income distributions.

o Any long-term capital gains distributions you receive from the Fund are taxable as long-term capital gains regardless of how long you have owned your shares. Long-term capital gains are currently taxed at a maximum rate of 15%.

o Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

o Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares.

o Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by the Fund from U.S. corporations, subject to certain limitations.

o Long-term capital gains distributions will result from gains on the sale or exchange of capital assets held by the Fund for more than one year.

o Distributions paid in January but declared by the Fund in October, November or December of the previous year may be taxable to you in the previous year.

o The Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gain distributions shortly after the close of each calendar year.

o If you hold your shares in a tax-qualified retirement account, you generally will not be subject to federal taxation on Fund distributions until you begin receiving distributions from your retirement account. You should consult your tax adviser regarding the tax rules that apply to your retirement account.

TAX STATUS OF SHARE TRANSACTIONS

EACH SALE, EXCHANGE, OR REDEMPTION OF FUND SHARES MAY BE A TAXABLE EVENT TO YOU. For tax purposes, an exchange of Fund shares for shares of a different Rydex Fund is treated the same as a sale. You should consider the tax consequences of any redemption or exchange before making such a request, especially with respect to redemptions if you invest in the Fund through a tax-qualified retirement plan.

STATE TAX CONSIDERATIONS

The Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for federal income tax purposes. In addition to federal taxes, distributions by the Fund and ownership of Fund shares may be subject to state and local taxes. You should consult your tax adviser regarding how state and local tax laws affect your investment in Fund shares.

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISOR

Rydex Investments is located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850 and serves as investment adviser of the Fund. The Advisor has served as the investment adviser of the Rydex Funds since each Rydex Fund's inception, and also serves as sub-adviser to several other mutual funds.

The Advisor makes investment decisions for the assets of the Fund and continuously reviews, supervises, and administers the Fund's investment program. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. Pursuant to an investment advisory agreement between the Trust and the Advisor, the Fund paid the Advisor for the fiscal year ended March 31, 2007 at an annualized rate based on the average daily net assets of the Fund, as set forth below:

FUND                                                               ADVISORY FEE
-------------------------------------------------------------------------------
Managed Futures Strategy Fund                                             X.XX%

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the members of the Board of Trustees who are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

As part of its agreement with the Trust, the Advisor will pay all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest expense, taxes (expected to be de minimis), brokerage commissions and other expenses connected with execution of portfolio transactions, short dividend expenses, and extraordinary expenses.

A discussion regarding the basis for the Board's August 2006 approval of the Fund's investment advisory agreement is available in the Fund's March 31, 2007 Annual Report to Shareholders, which covers the period April 1, 2006 to March 31, 2007. A discussion regarding the basis for the Board's August 2007 approval of the Fund's investment advisory agreement will be available in the Fund's September 30, 2007 Semi-Annual Report to Shareholders, which covers the period April 1, 2007 to September 30, 2007.

PORTFOLIO MANAGEMENT

Mike Byrum, President and Chief Investment Officer ("CIO") of Rydex Investments, leads the Portfolio Department. Mr. Byrum's senior management team, called the Investment Leadership Team ("ILT"), consists of five investment professionals that are responsible for overseeing different functions within the Portfolio Department. Those members include Michael Dellapa as the Director of Research, Douglas Holmes as the Strategic Advisor, James King as the Director of Portfolio Management, David Reilly as the head of Portfolio Strategies, and Stephen Sachs as the Director of Trading. The role of the ILT is to set the overall policies of the Portfolio Department with respect to investment strategies and business development. The remainder of the Portfolio Department reports to the members of the ILT, and consists of a team of approximately 16 investment professionals that focus on research, trading, and implementing the portfolios.

On a day-to-day basis the following three individuals are jointly and primarily responsible for the management of the Fund.

MICHAEL P. BYRUM, CFA, President and CIO of Rydex Investments - As the CIO, Mr. Byrum has ultimate responsibility of the management of the Fund. He has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as Chief Investment Officer of Rydex Investments since 2000. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the OTC, Precious Metals, Government Long Bond 1.2x Strategy, Inverse Government Long Bond Strategy, Inverse S&P 500 Strategy and Inverse OTC Strategy Funds, and helped to create the Sector Funds, all of which are offered in a separate prospectus. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex Investments, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts. Mr. Byrum has co-managed the Fund since its inception.

JAMES R. KING, CFA, Director of Portfolio Management - Mr. King is responsible for a team of portfolio managers who manage all of the Rydex Funds. He joined Rydex Investments in 1996 and was promoted to assistant portfolio manager in 1997. In 1998, he became a portfolio manager and was promoted in 2001 to senior portfolio manager and currently serves as director of portfolio management. Prior to joining Rydex Investments, Mr. King worked as a registered representative at DMG Securities. He holds a degree in finance from the University of Maryland. Mr. King has co-managed the Fund since its inception.

MICHAEL J. DELLAPA, CFA, Director of Investment Research - Mr. Dellapa joined Rydex Investments in 2000 as a Research Analyst and was promoted to portfolio manager in 2003. During his tenure as a portfolio manager, he had direct oversight for the Russell 2000(R) 1.5x Strategy, Healthcare, Biotechnology, and Consumer Products Funds, which are offered in a separate prospectus. In 2005, Mr. Dellapa became Director of Investment Research. Since joining Rydex Investments, Mr. Dellapa has played a key role in developing research processes and systems to enhance current funds and develop new investment products. Prior to joining Rydex Investments, he worked as an equity analyst for Invista Capital and systems analyst for Accenture. He holds an engineering degree from the University of Maryland and MBA from the University of Chicago. Previously, he was owner/consultant of Dellapa Consulting Inc. as well as a senior consultant and an analyst at Andersen Consulting. Mr. Dellapa has co-managed the Fund since its inception.

Mr. Dellapa oversees the creation of the processes used to select investments. Mr. King oversees the day-to-day management of all of the Rydex Funds. Mr. Byrum generally oversees all aspects of the day-to-day management of the Rydex Funds and reviews the activities of Messrs. King and Dellapa.

Additional  information  about  the  portfolio  managers'  compensation,   other
accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Fund is available in the SAI.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Fund's financial performance for the period of operations of the Fund's H-Class Shares. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information provided below for the period ending March 31, 2007 has been audited by Ernst & Young LLP, whose report, along with the financial statements and related notes, appear in the Trust's 2007 Annual Report. The 2007 Annual Report is available by telephoning the transfer agent at
800.820.0888 or 301.296.5100. The 2007 Annual Report is incorporated by reference in the SAI.

[FINANCIAL HIGHLIGHTS TO BE INSERTED HERE]

INDEX PUBLISHER INFORMATION
--------------------------------------------------------------------------------

THE FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY STANDARD & POOR'S ("S&P") OR ALPHA FINANCIAL TECHNOLOGIES, INC. ("AFT"), THE OWNER OF THE S&P DTI. S&P AND AFT MAKE NO REPRESENTATION, CONDITION, WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OF THE FUND OR ANY MEMBER OF THE PUBLIC REGARDING THE ADVISABILITY OF INVESTING IN SECURITIES GENERALLY OR IN THE FUND PARTICULARLY OR THE ABILITY OF THE S&P DTI TO PROVIDE A BASIS FOR SUPERIOR INVESTMENT PERFORMANCE. S&P'S AND AFT'S ONLY RELATIONSHIP TO LICENSEE IS THE LICENSING OF CERTAIN OF THEIR TRADEMARKS AND OF THE S&P DTI, WHICH IS DETERMINED, COMPOSED AND CALCULATED WITHOUT REGARD TO LICENSEE OR THE FUND. S&P AND AFT HAVE NO OBLIGATION TO TAKE THE NEEDS OF LICENSEE OR THE OWNERS OF THE FUND INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE S&P DTI. S&P AND AFT ARE NOT RESPONSIBLE FOR AND HAVE NOT PARTICIPATED IN THE DETERMINATION OF THE PRICES AND AMOUNT OF THE FUND OR THE TIMING OF THE ISSUANCE OR SALE OF THE FUND OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY WHICH THE FUND IS TO BE CONVERTED INTO CASH. S&P AND AFT HAVE NO OBLIGATION OR LIABILITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING, OR TRADING OF THE FUND.

S&P AND AFT DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P DTI OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P AND AFT MAKE NO WARRANTY OR CONDITION, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P DTI OR ANY DATA INCLUDED THEREIN. S&P AND AFT MAKE NO EXPRESS OR IMPLIED WARRANTIES OR
CONDITIONS, AND EXPRESSLY DISCLAIM ALL WARRANTIES OR CONDITIONS OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P DTI OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P OR AFT HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS) RESULTING FROM THE USE OF THE S&P DTI OR ANY DATA INCLUDED THEREIN, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

MORE INFORMATION ABOUT THE INDICATOR PUBLISHER IS LOCATED IN THE SAI.

Additional and more detailed information about the Fund is included in the SAI dated August 1, 2007. The SAI has been filed with the SEC and is incorporated by reference into the Prospectus and, therefore, legally forms a part of this Prospectus. The SEC maintains the EDGAR database on its Web site ("http://www.sec.gov") that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. You may also review and copy documents at the SEC, upon payment of a duplication fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

You may obtain a copy of the SAI on the Annual or Semi-Annual Reports, without charge by calling 800.820.0888 or by writing to Rydex Series Funds, at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. Additional information about the Fund's investments is available in the Annual and Semi-Annual Reports. Also, in the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affects the Fund's performance during their last fiscal year.

NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE TRUST'S SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE TRUST OR RYDEX INVESTMENTS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

The Trust's SEC registration number is 811-07584.

[RYDEXINVESTMENTS LOGO]
ESSANTIAL FOR MODERN MARKETS (TM)

9601 Blackwell Road
Suite 500
Rockville, MD 20850
800.820.0888
www.rydexinvestments.com

--------------------------------------------------------------------------------
          PLEASE SEE THE RYDEX PRIVACY POLICIES INSIDE THE BACK COVER.
--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION
                               RYDEX SERIES FUNDS

                         9601 Blackwell Road, Suite 500
                            Rockville, Maryland 20850

                            800.820.0888 301.296.5100
                            WWW.RYDEXINVESTMENTS.COM

This Statement of Additional Information ("SAI") relates to shares of the following portfolios (the "Funds") of Rydex Series Funds (the "Trust"):

DOMESTIC EQUITY FUNDS
INVERSE MID-CAP STRATEGY FUND
   (FORMERLY, INVERSE MID-CAP FUND)
INVERSE OTC STRATEGY FUND
   (FORMERLY, INVERSE OTC FUND)
INVERSE RUSSELL 2000(R) STRATEGY FUND
   (FORMERLY, INVERSE RUSSELL 2000(R) FUND)
INVERSE S&P 500 STRATEGY FUND
   (FORMERLY, INVERSE S&P 500 FUND)
MID-CAP 1.5X STRATEGY FUND
   (FORMERLY, MID-CAP ADVANTAGE FUND)
MULTI-CAP CORE EQUITY FUND
NOVA FUND
OTC FUND
RUSSELL 2000(R) FUND
RUSSELL 2000(R) 1.5X STRATEGY FUND
   (FORMERLY, RUSSELL 2000(R) ADVANTAGE FUND)
S&P 500 FUND
SECTOR ROTATION FUND

DOMESTIC EQUITY-STYLE FUNDS
LARGE-CAP GROWTH FUND
LARGE-CAP VALUE FUND
MID-CAP GROWTH FUND
MID-CAP VALUE FUND
SMALL-CAP GROWTH FUND
SMALL-CAP VALUE FUND

SECTOR FUNDS
BANKING FUND
BASIC MATERIALS FUND
BIOTECHNOLOGY FUND
CONSUMER PRODUCTS FUND
ELECTRONICS FUND
ENERGY FUND
ENERGY SERVICES FUND
FINANCIAL SERVICES FUND
HEALTH CARE FUND
INTERNET FUND
LEISURE FUND
PRECIOUS METALS FUND
RETAILING FUND
TECHNOLOGY FUND
TELECOMMUNICATIONS FUND
TRANSPORTATION FUND
UTILITIES FUND

INTERNATIONAL EQUITY FUNDS
EUROPE 1.25X STRATEGY FUND
   (FORMERLY, EUROPE ADVANTAGE FUND)
JAPAN 1.25X STRATEGY FUND
   (FORMERLY, JAPAN ADVANTAGE FUND)

FIXED INCOME FUNDS
GOVERNMENT LONG BOND 1.25X STRATEGY FUND
   (FORMERLY, GOVERNMENT LONG BOND
   ADVANTAGE FUND)
INVERSE GOVERNMENT LONG BOND STRATEGY
   FUND (FORMERLY, INVERSE GOVERNMENT LONG
   BOND FUND)
HIGH YIELD STRATEGY FUND
INVERSE HIGH YIELD STRATEGY FUND

ALTERNATIVE INVESTMENT FUNDS
ABSOLUTE RETURN STRATEGIES FUND
COMMODITIES STRATEGY FUND (FORMERLY,
   COMMODITIES FUND)
STRENGTHENING DOLLAR 2X STRATEGY FUND
   (FORMERLY, DYNAMIC STRENGTHENING
   DOLLAR FUND)
WEAKENING DOLLAR 2X STRATEGY FUND
   (FORMERLY, DYNAMIC WEAKENING DOLLAR
   FUND)
HEDGED EQUITY FUND
REAL ESTATE FUND

   ASSET ALLOCATION FUNDS
   ESSENTIAL PORTFOLIO CONSERVATIVE FUND
   ESSENTIAL PORTFOLIO MODERATE FUND
   ESSENTIAL PORTFOLIO AGGRESSIVE FUND

   MONEY MARKET FUND
   U.S. GOVERNMENT MONEY MARKET FUND

This SAI is not a prospectus. It should be read in conjunction with the Funds' prospectuses for the Investor Class, Advisor Class, A-Class, C-Class and H-Class Shares dated August 1, 2007 (each a "Prospectus," and together, the
"Prospectuses"). Capitalized terms not defined herein are defined in the Prospectuses. Copies of the Funds' Prospectuses are available, without charge, upon request to the Trust at the address above or by telephoning the Trust at the telephone numbers above. The Funds' financial statements for the fiscal year ended March 31, 2007 are included in the Funds' Annual Report to Shareholders, which has been filed with the U.S. Securities and Exchange Commission and is incorporated herein by reference.

                     The date of this SAI is August 1, 2007

                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----

GENERAL INFORMATION ABOUT THE TRUST .....................................     XX

INVESTMENT POLICIES, TECHNIQUES AND RISK FACTORS ........................     XX

ADDITIONAL INFORMATION ABOUT THE SECTOR FUNDS ...........................     XX

DESCRIPTION OF THE MONEY MARKET FUND ....................................     XX

INVESTMENT RESTRICTIONS .................................................     XX

BROKERAGE ALLOCATION AND OTHER PRACTICES ................................     XX

MANAGEMENT OF THE TRUST .................................................     XX

PRINCIPAL HOLDERS OF SECURITIES .........................................     XX

DETERMINATION OF NET ASSET VALUE ........................................     XX

PURCHASE AND REDEMPTION OF SHARES .......................................     XX

A-CLASS SHARES - INITIAL SALES CHARGES, REDUCTIONS AND WAIVERS ..........     XX

DIVIDENDS, DISTRIBUTIONS, AND TAXES .....................................     XX

OTHER INFORMATION .......................................................     XX

INDEX PUBLISHERS ........................................................     XX

COUNSEL .................................................................     XX

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ...........................     XX

CUSTODIAN ...............................................................     XX

FINANCIAL STATEMENTS ....................................................     XX

APPENDIX A - DESCRIPTION OF BOND RATINGS ................................    A-1

APPENDIX B - RYDEX INVESTMENTS PROXY VOTING POLICIES AND PROCEDURES .....    B-1

GENERAL INFORMATION ABOUT THE TRUST

The Trust, an open-end management investment company, was organized as a Delaware statutory trust on February 10, 1993. The Trust is permitted to offer separate series (I.E., funds) and different classes of shares. All payments received by the Trust for shares of any Fund belong to that Fund. Each Fund has its own assets and liabilities.

This SAI relates to the following series of the Trust, which are categorized below according to each Fund's type of investment strategy:

---------------------------------------------------------------------------------------------------------------
                                          THE "DOMESTIC EQUITY FUNDS"
---------------------------------------------------------------------------------------------------------------
Inverse Mid-Cap Strategy Fund           Mid-Cap 1.5x Strategy Fund          Russell 2000(R) Fund
---------------------------------------------------------------------------------------------------------------
Inverse OTC Strategy Fund               Multi-Cap Core Equity Fund          Russell 2000(R) 1.5x Strategy Fund
---------------------------------------------------------------------------------------------------------------
Inverse Russell 2000(R) Strategy Fund   Nova Fund                           S&P 500 Fund
---------------------------------------------------------------------------------------------------------------
Inverse S&P 500 Strategy Fund           OTC Fund                            Sector Rotation Fund
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                      THE "DOMESTIC EQUITY - STYLE FUNDS"
---------------------------------------------------------------------------------------------------------------
Large-Cap Growth Fund                   Mid-Cap Growth Fund                 Small-Cap Growth Fund
---------------------------------------------------------------------------------------------------------------
Large-Cap Value Fund                    Mid-Cap Value Fund                  Small-Cap Value Fund
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                              THE "SECTOR FUNDS"
---------------------------------------------------------------------------------------------------------------
Banking Fund                            Energy Services Fund                Retailing Fund
---------------------------------------------------------------------------------------------------------------
Basic Materials Fund                    Financial Services Fund             Technology Fund
---------------------------------------------------------------------------------------------------------------
Biotechnology Fund                      Health Care Fund                    Telecommunications Fund
---------------------------------------------------------------------------------------------------------------
Consumer Products Fund                  Internet Fund                       Transportation Fund
---------------------------------------------------------------------------------------------------------------
Electronics Fund                        Leisure Fund                        Utilities Fund
---------------------------------------------------------------------------------------------------------------
Energy Fund                             Precious Metals Fund
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                        THE "INTERNATIONAL EQUITY FUNDS"
---------------------------------------------------------------------------------------------------------------
Europe 1.25x Strategy Fund                                Japan 1.25x Strategy Fund
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                            THE "FIXED INCOME FUNDS"
---------------------------------------------------------------------------------------------------------------
Government Long Bond 1.2x Strategy Fund                   Inverse Government Long Bond Strategy Fund
---------------------------------------------------------------------------------------------------------------
High Yield Strategy Fund                                  Inverse High Yield Strategy Fund
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                       THE "ALTERNATIVE INVESTMENT FUNDS"
---------------------------------------------------------------------------------------------------------------
Absolute Return Strategies Fund                           Weakening Dollar 2x Strategy Fund
---------------------------------------------------------------------------------------------------------------
Commodities Strategy Fund                                 Hedged Equity Fund
---------------------------------------------------------------------------------------------------------------
Strengthening Dollar 2x Strategy Fund                     Real Estate Fund
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                         THE "ASSET ALLOCATION FUNDS"
---------------------------------------------------------------------------------------------------------------
Essential Portfolio Conservative Fund   Essential Portfolio Moderate Fund   Essential Portfolio Aggressive Fund
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                            THE "MONEY MARKET FUND"
---------------------------------------------------------------------------------------------------------------
U.S. Government Money Market  Fund
---------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

The Trust currently offers Investor Class Shares, Advisor Class Shares, A-Class Shares, C-Class Shares and H-Class Shares of the Funds. The different classes provide for variations in certain shareholder servicing and distribution expenses and in the minimum initial investment requirement. In addition, an initial sales charge is imposed on the purchase of A-Class Shares, and a contingent deferred sales load is imposed on the redemption of C-Class Shares. Sales charges and minimum investment requirements are described in the Prospectuses. For more information on shareholder servicing and distribution expenses, see "Dividends, Distributions, and Taxes." Additional series and/or classes of shares may be created from time to time.

For the period from April 1, 2000 to April 1, 2007, the Inverse OTC Strategy Fund, Inverse S&P 500 Strategy Fund and Inverse Government Long Bond Strategy Fund pursued their respective investment objectives indirectly by investing through what is referred to as a "master-feeder" structure. For the period from August 1, 2001 to April 1, 2007, the Nova Fund also pursued its investment objective indirectly by investing through a master-feeder arrangement. As a result of the reorganizations that occurred in April 2000 and August 2001, each of the predecessor Inverse OTC Strategy, Inverse S&P 500 Strategy, Nova and Inverse Government Long Bond Funds sold all of its assets and liabilities to its corresponding master fund in exchange for shares of such master fund. Effective April 1, 2007, the Inverse OTC Strategy Fund, Inverse S&P 500 Strategy Fund, Nova Fund and Inverse Government Long Bond Strategy Fund pursue their respective investment objectives directly and the assets and liabilities of each Fund's corresponding master fund has been transferred to the Fund.

INVESTMENT POLICIES, TECHNIQUES AND RISK FACTORS

GENERAL

Each Fund's investment objective and principal investment strategies are described in the Funds' Prospectuses. The investment objective of the Nova Fund, Inverse S&P 500 Strategy Fund, OTC Fund, Government Long Bond 1.2x Strategy Fund, and Inverse Government Long Bond Strategy Fund are fundamental policies, and cannot be changed without the consent of the holders of a majority of that Fund's outstanding shares. The investment objective of each Domestic Equity Fund (except for the Nova Fund, Inverse S&P 500 Strategy Fund, and OTC Fund), Domestic Equity-Style Fund, Sector Fund, International Equity Fund, High Yield Strategy Fund, Inverse High Yield Strategy Fund and Alternative Investment Fund is non-fundamental and may be changed without the consent of the holders of a majority of that Fund's outstanding shares.

The Asset Allocation Funds are "funds of funds" that invest their assets in a combination of mutual funds within the Rydex family of mutual funds and exchange-traded funds ("Asset Allocation Underlying Funds" or "Underlying Funds"), as described in the Funds' Prospectus. Therefore, the Asset Allocation Funds do not directly invest in the securities or use the investment techniques of the Underlying Funds unless otherwise stated. Nonetheless, each Asset Allocation Fund is, indirectly, subject to the risks associated with the investment techniques of its Underlying Funds. Each Asset Allocation Fund may, however, borrow money from banks, enter into futures contracts and options thereon, lend its securities to qualified borrowers, and invest in government securities and short-term paper. The investment objective of each Asset Allocation Fund is non-fundamental and may be changed without the consent of the holders of a majority of that Asset Allocation Fund's outstanding shares. The following information supplements, and should be read in conjunction with the Funds' Prospectuses.

Portfolio management is provided to each Fund by the Trust's investment adviser, PADCO Advisors, Inc., a Maryland corporation with offices at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. PADCO Advisors, Inc. operates under the name Rydex Investments (the "Advisor"). The investment strategies of the Funds discussed below and in the Prospectuses may be used by a Fund if, in the opinion of the Advisor, these strategies will be advantageous to that Fund. A Fund is free to reduce or eliminate its activity with respect to any of the following investment techniques without changing the Fund's fundamental investment policies.

There is no assurance that any of the Funds' strategies or any other strategies and methods of investment available to a Fund will result in the achievement of that Fund's objectives.

BORROWING

While the Funds do not anticipate doing so, the Domestic Equity Funds (except for the Inverse OTC Strategy Fund, Inverse S&P 500 Strategy Fund and OTC Fund), Domestic Equity - Style Funds, Sector Funds, International Equity Funds, Government Long Bond 1.2x Strategy Fund, High Yield Strategy Fund, Inverse High Yield Strategy Fund, Alternative Investment Funds and Asset Allocation Funds may borrow money for investment purposes. Borrowing for investment is one form of leveraging. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk, but also increases investment opportunity. Since substantially all of a Fund's assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the net asset value per share ("NAV") of the Fund will increase more when the Fund's portfolio assets increase in value and decrease more when the Fund's portfolio assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, the Domestic Equity Funds (except for the Inverse OTC Strategy Fund, Inverse S&P 500 Strategy Fund and OTC Fund), Domestic Equity - Style Funds, Sector Funds, International Equity Funds, Government Long Bond 1.2x Strategy Fund, High Yield Strategy Fund, Inverse High Yield Strategy Fund, Alternative Investment Funds and Asset Allocation Funds might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. The Funds intend to use leverage during periods when the Advisor believes that the respective Fund's investment objective would be furthered.

Each Fund may also borrow money to facilitate management of the Fund's portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid by the borrowing Fund promptly. As required by the Investment Company Act of 1940, as amended (the "1940 Act"), a Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of a Fund's assets should fail to meet this 300% coverage test, the Fund, within three days (not including Sundays and holidays), will reduce the amount of the Fund's borrowings to the extent necessary to meet this 300% coverage requirement. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.

In addition to the foregoing, the Funds are authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of a Fund's total assets. Borrowings for extraordinary or emergency purposes are not subject to the foregoing 300% asset coverage requirement. The Funds are authorized to pledge portfolio securities as the Advisor deems appropriate in connection with any borrowings for extraordinary or emergency purposes.

CURRENCY TRANSACTIONS

Although the International Equity Funds, Absolute Return Strategies Fund, Commodities Strategy Fund and Hedged Equity Fund do not currently expect to engage in currency hedging, currency transactions may be used in order to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange listed currency futures and options thereon, exchange listed and over-the-counter options ("OTC options") on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward foreign currency contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below. A Fund may enter into currency transactions with counterparties which have received (or the guarantors of the obligations of which have received) a credit rating of A-1 or P-1 by S&P(R) or Moody's, respectively, or that have an equivalent rating from an NRSRO or (except for OTC currency options) are determined to be of equivalent credit quality by the Advisor.

A Fund's dealings in forward currency contracts and other currency transactions such as futures, options on futures, options on currencies and swaps will be limited to hedging involving either specific transactions ("Transaction Hedging") or portfolio positions ("Position Hedging"). Transaction Hedging is entering into a currency transaction with respect to specific assets or liabilities of a Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. A Fund may enter into Transaction Hedging out of a desire to preserve the U.S. Dollar price of a security when it enters into a contract for the purchase or sale of a security denominated in a foreign currency. A Fund will be able to protect itself against possible losses resulting from changes in the relationship between the U.S. Dollar and foreign currencies during the period between the date the security is purchased or sold and the date on which payment is made or received by entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of the foreign currency involved in the underlying security transactions.

Position Hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency. A Fund may use Position Hedging when the Advisor believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. Dollar. A Fund may enter into a forward foreign currency contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency. The precise matching of the forward foreign currency contract amount and the value of the portfolio securities involved may not have a perfect correlation since the future value of the securities hedged will change as a consequence of the market between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is difficult, and the successful execution of this short-term hedging strategy is uncertain.

A Fund will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging as described below.

A Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which that Fund has or in which that Fund expects to have portfolio exposure.

To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, a Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which a Fund's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Fund's portfolio securities are or are expected to be denominated, and to buy U.S. Dollars. The amount of the contract would not exceed the value of the

Fund's securities denominated in linked currencies. For example, if the Advisor considers that the Swedish krone is linked to the euro, the Fund holds securities denominated in krone and the Advisor believes that the value of the krone will decline against the U.S. Dollar, the Advisor may enter into a contract to sell euros and buy dollars. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to a Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Furthermore, there is risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that a Fund is engaging in proxy hedging. If a Fund enters into a currency hedging transaction, the Fund will "cover" its position so as not to create a "senior security" as defined in Section 18 of the 1940 Act.

Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchase and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These actions can result in losses to a Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Furthermore, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market, which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy. Although forward foreign currency contracts and currency futures tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

STRENGTHENING DOLLAR 2X STRATEGY FUND AND WEAKENING DOLLAR 2X STRATEGY FUND. While the Strengthening Dollar 2x Strategy and Weakening Dollar 2x Strategy Funds do not anticipate doing so they may conduct currency exchange transactions on a spot basis. Currency transactions made on a spot basis are for cash at the spot rate prevailing in the currency exchange market for buying or selling currency. The Strengthening Dollar 2x Strategy and Weakening Dollar 2x Strategy Funds will regularly enter into forward currency contracts.

The Strengthening Dollar 2x Strategy and Weakening Dollar 2x Strategy Funds may invest in a combination of forward currency contracts and U.S. Dollar-denominated market instruments in an attempt to obtain an investment result that is substantially the same as a direct investment in a foreign currency-denominated instrument. This investment technique creates a "synthetic" position in the particular foreign-currency instrument whose performance the manager is trying to duplicate. For example, the combination of U.S. Dollar-denominated instruments with "long" forward currency exchange contracts creates a position economically equivalent to a money market instrument denominated in the foreign currency itself. Such combined positions are sometimes necessary when the money market in a particular foreign currency is small or relatively illiquid.

The Strengthening Dollar 2x Strategy and Weakening Dollar 2x Strategy Funds may invest in forward currency contracts to engage in either Transaction Hedging or Position Hedging. The Strengthening Dollar 2x Strategy and Weakening Dollar 2x Strategy Funds may use forward currency contracts for Position Hedging if consistent with its policy of trying to expose its net assets to foreign currencies. The Strengthening Dollar 2x Strategy and Weakening Dollar 2x Strategy Funds are not required to enter into forward currency contracts for hedging purposes and it is possible that the Funds may not be able to hedge against a currency devaluation that is so generally anticipated that the Funds are unable to contract to sell the currency at a price above the devaluation level it anticipates. It also is possible that, under certain circumstances, the Strengthening Dollar 2x Strategy and Weakening Dollar 2x Strategy Funds may have to limit their currency transactions to qualify as "regulated investment companies" under the U.S. Internal Revenue Code of 1986, as amended (the "Code").

The Strengthening Dollar 2x Strategy and Weakening Dollar 2x Strategy Funds currently do not intend to enter into a forward currency contract with a term of more than one year, or to engage in Position Hedging with respect to the currency of a particular country to more than the aggregate market value (at the time the hedging transaction is entered into) of their portfolio securities denominated in (or quoted in or currently convertible into or directly related through the use of forward currency contracts in conjunction with money market instruments to) that particular currency.

At or before the maturity of a forward currency contract, the Strengthening Dollar 2x Strategy and Weakening Dollar 2x Strategy Funds may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an "offsetting" contract obligating it to buy, on the same maturity date, the same amount of the currency.

If the Strengthening Dollar 2x Strategy and Weakening Dollar 2x Strategy Funds engage in an offsetting transaction, they may later enter into a new forward currency contract to sell the currency. If the Funds engage in an offsetting transaction, it will incur a gain or loss to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date a Fund enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the Fund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

The Strengthening Dollar 2x Strategy and Weakening Dollar 2x Strategy Funds may convert their holdings of foreign currencies into U.S. Dollars from time to time, however, and incur the costs of currency conversion. Foreign exchange dealers do not charge a fee for conversion, but they do realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, and offer to buy the currency at a lower rate if the Fund tries to resell the currency to the dealer.

FOREIGN CURRENCY OPTIONS. The International Equity, Strengthening Dollar 2x Strategy, Weakening Dollar 2x Strategy, Absolute Return Strategies and Hedged Equity Funds may invest in foreign currency-denominated securities and may buy or sell put and call options on foreign currencies. The Funds may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of a fund to reduce foreign currency risk using such options. OTC options differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options.

EQUITY SECURITIES

The Funds may invest in equity securities. Equity securities represent ownership interests in a company or partnership and consist of common stocks, preferred stocks, warrants to acquire common stock, securities convertible into common stock, and investments in master limited partnerships. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a Fund invests will cause the NAV of that Fund to fluctuate. The U.S. stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. The Domestic Equity, Domestic Equity - Style, Sector, International Equity and Alternative Investment Funds may purchase equity securities traded in the U.S. on registered exchanges or the over-the-counter market. Equity securities are described in more detail below.

o COMMON STOCK. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

o PREFERRED STOCK. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

o WARRANTS. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

o CONVERTIBLE SECURITIES. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

      Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

o SMALL AND MEDIUM CAPITALIZATION ISSUERS. Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of smaller companies are often traded in the over-the-counter market and even if listed on a national securities exchange may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies are less likely to be liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

o MASTER LIMITED PARTNERSHIPS ("MLPS"). MLPs are limited partnerships in which the ownership units are publicly traded. MLP units are registered with the U.S. Securities and Exchange Commission ("SEC") and are freely traded on a securities exchange or in the over-the-counter market. MLPs often own several properties or businesses (or own interests) that are related to real estate development and oil and gas industries, but they also may finance motion pictures, research and development and other projects. Generally, a MLP is operated under the supervision of one or more managing general partners. Limited partners are not involved in the day-to-day management of the partnership.

      The risks of investing in a MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded investors in a MLP than investors in a corporation. Additional risks involved with investing in a MLP are risks associated with the specific industry or industries in which the partnership invests, such as the risks of investing in real estate, or oil and gas industries.

FIXED INCOME SECURITIES

The market value of the fixed income investments in which the Fixed Income Funds, Absolute Return Strategies Fund, Commodities Strategy Fund, Strengthening Dollar 2x Strategy Fund, Weakening Dollar 2x Strategy Fund and Hedged Equity Fund may invest will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities but will affect a Fund's NAV. Additional information regarding fixed income securities is described below:

o DURATION. Duration is a measure of the expected change in value of a fixed income security for a given change in interest rates. For example, if interest rates changed by one percent, the value of a security having an effective duration of two years generally would vary by two percent. Duration takes the length of the time intervals between the present time and time that the interest and principal payments are scheduled, or in the case of a callable bond, expected to be received, and weighs them by the present values of the cash to be received at each future point in time.

o     VARIABLE  AND  FLOATING  RATE  SECURITIES.   Variable  and  floating  rate
      instruments involve certain obligations that may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly, or some other reset period, and may have a set floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

DEBT SECURITIES. The Multi-Cap Core Equity Fund, Sector Rotation Fund, Fixed Income Funds and Alternative Investment Funds may invest in debt securities. A debt security is a security consisting of a certificate or other evidence of a debt (secured or unsecured) on which the issuing company or governmental body promises to pay the holder thereof a fixed, variable, or floating rate of interest for a specified length of time, and to repay the debt on the specified maturity date. Some debt securities, such as zero coupon bonds, do not make regular interest payments but are issued at a discount to their principal or maturity value. Debt securities include a variety of fixed income obligations, including, but not limited to, corporate bonds, government securities, municipal securities, convertible securities, mortgage-backed securities, and asset-backed securities. Debt securities include investment-grade securities, non-investment-grade securities, and unrated securities. Debt securities are subject to a variety of risks, such as interest rate risk, income risk, call/prepayment risk, inflation risk, credit risk, and (in the case of foreign securities) country risk and currency risk.

CORPORATE DEBT SECURITIES. The High Yield Strategy Fund may seek investment in, and the Inverse High Yield Strategy Fund may seek inverse exposure to, corporate debt securities representative of one or more high yield bond or credit derivative indices, which may change from time to time. Selection will generally not be dependent on independent credit analysis or fundamental analysis performed by the Advisor. The High Yield Strategy Fund may invest in, and the Inverse High Yield Strategy Fund may seek inverse exposure to, all grades of corporate securities including below investment grade as discussed below. See Appendix A for a description of corporate bond ratings. The Funds may also invest in unrated securities.

Corporate debt securities are typically fixed-income securities issued by businesses to finance their operations, but may also include bank loans to companies. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities. The primary differences between the different types of corporate debt securities are their maturities and secured or un-secured status. Commercial paper has the shortest term and is usually unsecured. The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest.

Because of the wide range of types, and maturities, of corporate debt securities, as well as the range of creditworthiness of its issuers, corporate debt securities have widely varying potentials for return and risk profiles. For example, commercial paper issued by a large established domestic corporation that is rated investment-grade may have a modest return on principal, but carries relatively limited risk. On the other hand, a long-term corporate note issued by a small foreign corporation from an emerging market country that has not been rated may have the potential for relatively large returns on principal, but carries a relatively high degree of risk.

Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that a Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due.

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

Some corporate debt securities that are rated below investment-grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of higher-ranking senior securities may receive amounts otherwise payable to the holders of more junior securities. Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms.

NON-INVESTMENT-GRADE DEBT SECURITIES. The Absolute Return Strategies Fund, Hedged Equity Fund, High Yield Strategy Fund, and Inverse High Yield Strategy Fund may invest in non-investment-grade securities. Non-investment-grade securities, also referred to as "high yield securities" or "junk bonds," are debt securities that are rated lower than the four highest rating categories by a nationally recognized statistical rating organization (for example, lower than Baa3 by Moody's Investors Service, Inc. or lower than BBB- by Standard & Poor's) or are determined to be of comparable quality by the Funds' Advisor. These securities are generally considered to be, on balance, predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation and will generally involve more credit risk than securities in the investment-grade categories. Investment in these securities generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but they also typically entail greater price volatility and principal and income risk.

Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of investment-grade securities. Thus, reliance on credit ratings in making investment decisions entails greater risks for high yield securities than for investment-grade debt securities. The success of a fund's advisor in managing high yield securities is more dependent upon its own credit analysis than is the case with investment-grade securities.

Some high yield securities are issued by smaller, less-seasoned companies, while others are issued as part of a corporate restructuring, such as an acquisition, merger, or leveraged buyout. Companies that issue high yield securities are often highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with investment-grade securities. Some high yield securities were once rated as investment-grade but have been downgraded to junk bond status because of financial difficulties experienced by their issuers.

The market values of high yield securities tend to reflect individual issuer developments to a greater extent than do investment-grade securities, which in general react to fluctuations in the general level of interest rates. High yield securities also tend to be more sensitive to economic conditions than are investment-grade securities. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in junk bond prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high yield securities defaults, in addition to risking payment of all or a portion of interest and principal, a fund investing in such securities may incur additional expenses to seek recovery.

The secondary market on which high yield securities are traded may be less liquid than the market for investment-grade securities. Less liquidity in the secondary trading market could adversely affect the ability of a fund to sell a high yield security or the price at which a fund could sell a high yield security, and could adversely affect the daily NAV of fund shares. When secondary markets for high yield securities are less liquid than the market for investment-grade securities, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available.

The Absolute Return Strategies Fund, Hedged Equity Fund, High Yield Strategy Fund, and Inverse High Yield Strategy Fund will not necessarily dispose of a security if a credit-rating agency down grades the rating of the security below its rating at the time of purchase. However, the Advisor will monitor the investment to determine whether continued investment in the security is in the best interest of shareholders.

UNRATED DEBT SECURITIES. The High Yield Strategy and Inverse High Yield Strategy Funds may also invest in unrated debt securities. Unrated debt, while not necessarily lower in quality than rated securities, may not have as broad a market. Because of the size and perceived demand for the issue, among other factors, certain issuers may decide not to pay the cost of getting a rating for their bonds. The creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the security, will be analyzed to determine whether to purchase unrated bonds.

FOREIGN CURRENCIES

The International Equity Funds, Absolute Return Strategies Fund, Hedged Equity Fund and Asset Allocation Funds may, and the Strengthening Dollar 2x Strategy Fund and Weakening Dollar 2x Strategy Fund will, invest directly and indirectly in foreign currencies. Investments in foreign currencies are subject to numerous risks, not the least of which is the fluctuation of foreign currency exchange rates with respect to the U.S. Dollar. Exchange rates fluctuate for a number of reasons.

o INFLATION. Exchange rates change to reflect changes in a currency's buying power. Different countries experience different inflation rates due to different monetary and fiscal policies, different product and labor market conditions, and a host of other factors.

o TRADE DEFICITS. Countries with trade deficits tend to experience a depreciating currency. Inflation may be the cause of a trade deficit, making a country's goods more expensive and less competitive and so reducing demand for its currency.

o INTEREST RATES. High interest rates may raise currency values in the short term by making such currencies more attractive to investors. However, since high interest rates are often the result of high inflation long-term results may be the opposite.

o BUDGET DEFICITS AND LOW SAVINGS RATES. Countries that run large budget deficits and save little of their national income tend to suffer a depreciating currency because they are forced to borrow abroad to finance their deficits. Payments of interest on this debt can inundate the currency markets with the currency of the debtor nation. Budget deficits also can indirectly contribute to currency depreciation if a government chooses inflationary measure to cope with its deficits and debt.

o POLITICAL FACTORS. Political instability in a country can cause a currency to depreciate. Demand for a certain currency may fall is a country appears a less desirable place in which to invest and do business.

o GOVERNMENT CONTROL. Through their own buying and selling of currencies, the world's central banks sometimes manipulate exchange rate movements. In addition, governments occasionally issue statements to influence people's expectations about the direction of exchange rates, or they may instigate policies with an exchange rate target as the goal. The value of the Funds' investments is calculated in U.S. Dollars each day that the New York Stock Exchange ("NYSE") is open for business. As a result, to the extent that a Fund's assets are invested in instruments denominated in foreign currencies and the currencies appreciate relative to the U.S. Dollar, the Fund's NAV as expressed in U.S. Dollars (and, therefore, the value of your investment) should increase. If the U.S. Dollar appreciates relative to the other currencies, the opposite should occur. The currency-related gains and losses experienced by the Funds will be based on changes in the value of portfolio securities attributable to currency fluctuations only in relation to the original purchase price of such securities as stated in U.S. Dollars. Gains or losses on shares of the Funds will be based on changes attributable to fluctuations in the NAV of such shares, expressed in U.S. Dollars, in relation to the original U.S. Dollar purchase price of the shares. The amount of appreciation or depreciation in the Funds' assets also will be affected by the net investment income generated by the money market instruments in which the Funds invest and by changes in the value of the securities that are unrelated to changes in currency exchange rates.

The International Equity, Strengthening Dollar 2x Strategy, Weakening Dollar 2x Strategy, Absolute Return Strategies and Hedged Equity Funds may incur currency exchange costs when they sell instruments denominated in one currency and buy instruments denominated in another.

FOREIGN CURRENCY EXCHANGE-RELATED SECURITIES

FOREIGN CURRENCY WARRANTS. The Strengthening Dollar 2x Strategy and Weakening Dollar 2x Strategy Funds may invest in foreign currency warrants. Foreign currency warrants such as Currency Exchange Warrants(SM) ("CEWs(SM)") are warrants which entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. Dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. Dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time. Foreign currency warrants have been issued in connection with U.S. Dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. Dollar depreciates against the value of a major foreign currency such as the Japanese yen or the euro. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (I.E., unless the U.S. Dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed). Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised. The expiration date of the warrants may be accelerated if the warrants should be delisted from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining "time value" of the warrants (I.E., the difference between the current market value and the exercise value of the warrants), and, in the case the warrants were "out-of-the-money," in a total loss of the purchase price of the warrants.

Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation ("OCC"). Unlike foreign currency options issued by OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political or economic factors.

PRINCIPAL EXCHANGE RATE LINKED SECURITIES. The Strengthening Dollar 2x Strategy and Weakening Dollar 2x Strategy Funds may invest in principal exchange rate linked securities ("PERLs(SM)"). PERLs(SM) are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. Dollar and a particular foreign currency at or about that time. The return on "standard" PERLs(SM) is enhanced if the foreign currency to which the security is linked appreciates against the U.S. Dollar, and is adversely affected by increases in the foreign exchange value of the U.S. Dollar; "reverse" PERLs(SM) are like the "standard" securities, except that their return is enhanced by increases in the value of the U.S. Dollar and adversely impacted by increases in the value of foreign currency. Interest payments on the securities are generally made in U.S. Dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (I.E., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market). PERLs(SM) may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.

PERFORMANCE INDEXED PAPER. The Strengthening Dollar 2x Strategy and Weakening Dollar 2x Strategy Funds may invest in performance indexed paper ("PIPs(SM)"). PIPs(SM) is U.S. Dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on PIPs(SM) is established at maturity as a function of spot exchange rates between the U.S. Dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. Dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

FOREIGN ISSUERS

The  Domestic  Equity  Funds,  Domestic  Equity  - Style  Funds,  Sector  Funds,
International Equity Funds, High Yield Strategy Fund, Inverse High Yield Strategy Fund, Absolute Return Strategies Fund, Hedged Equity Fund and Real Estate Fund may invest in issuers located outside the United States through American Depositary Receipts ("ADRs"), "ordinary shares," or "New York shares" issued and traded in the United States or through securities denominated in foreign currencies and traded on foreign exchanges. ADRs are dollar-denominated receipts representing interests in the securities of a foreign issuer, which securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by United States banks and trust companies which evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs in registered form are designed for use in domestic securities markets and are traded on exchanges or over-the-counter in the United States. Ordinary shares are shares of foreign issuers that are traded abroad and on a United States exchange. New York shares are shares that a foreign issuer has allocated for trading in the United States. ADRs, ordinary shares, and New York shares all may be purchased with and sold for U.S. Dollars, which protect the Funds from the foreign settlement risks described below.

Investing in foreign companies may involve risks not typically associated with investing in United States companies. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar. Foreign securities markets generally have less trading volume and less liquidity than United States markets, and prices in some foreign markets can be very volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those that apply to United States companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial fees, generally are higher than for United States investments.

Investing in companies located abroad carries political and economic risks distinct from those associated with investing in the United States. Foreign investment may be affected by actions of foreign governments adverse to the interests of United States investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on United States investment, or on the ability to repatriate assets or to convert currency into U.S. Dollars. There may be a greater possibility of default by foreign governments or foreign-government sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments.

RISK FACTORS REGARDING EUROPE. The Europe 1.2x Strategy Fund seeks to provide investment results which correlate to the performance of the Dow Jones STOXX 50(R) Index (the "STOXX 50(R) Index"). The STOXX 50(R) Index is a capitalization-weighted index composed of 50 European blue chip stocks. Index members are chosen by STOXX Ltd. from 17 countries under criteria designed to identify highly liquid companies that are market leaders in their sectors. The 17 countries include Switzerland, Norway, and 15 of the 27 countries of the European Union ("EU") - Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Portugal, Spain, Sweden and the United Kingdom.

The securities markets of many European countries are relatively small, with the majority of market capitalization and trading volume concentrated in a limited number of companies representing a small number of industries. Consequently, a portfolio invested in securities of European companies may experience greater price volatility and significantly lower liquidity than a portfolio invested in equity securities of U.S. companies. These markets may be subject to greater influence by adverse events generally affecting the market, and by large investors trading significant blocks of securities, than is usual in the U.S.

In addition, the securities markets of European countries are subject to varying degrees of regulation, which may be either less or more restrictive than that imposed by the U.S. Government. For example, the reporting, accounting and auditing standards of European countries differ from U.S. standards in important respects and less information is available to investors in securities of European companies than to investors in U.S. securities.

The EU has been extending its influence to the east. It has accepted several new members that were previously behind the Iron Curtain, and has plans to accept several more in the medium-term. It is hoped that membership for these countries will help cement economic and political stability. Nevertheless, eight of the new entrants are former Soviet satellites and remain burdened to various extents by the inherited inefficiencies of centrally planned economies similar to what existed under the former Soviet Union. The current and future status of the EU continues to be the subject of political controversy, with widely differing views both within and between member countries.

Increased terrorism activity and related geo-political risks have led to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

RISK FACTORS REGARDING JAPAN. The Japan 1.25x Strategy Fund seeks to provide investment results that correlate to the performance of Japan's Topix 100 Index. The Topix 100 Index is an index designed to measure performance of the 100 most liquid stocks with the largest market capitalization that are members of the broader Topix Index. The Topix and Topix 100 Indices are published by the Tokyo Stock Exchange ("TSE").

For three decades overall real economic growth in Japan had been spectacular: a 10% average in the 1960s, a 5% average in the 1970s, and a 4% average in the 1980s. Growth slowed markedly in the 1990s, averaging just 1.7%, largely because of the after effects of overinvestment during the late 1980s and contractionary domestic policies intended to wring speculative excesses from the stock and real estate markets. From 2000 to 2003, government efforts to revive economic growth met with little success and were further hampered by the slowing of the US, European, and Asian economies. In 2004 and 2005, growth improved and the lingering fears of deflation in prices and economic activity lessened. At present, the Japanese economy continues to show signs of recovery from the long recession of the 1990s despite the fact that uncertainties about its recovery remain. Japan's huge government debt, which totals more than 160% of GDP, and the aging of the population are two major long-run problems. A rise in taxes could be viewed as endangering the revival of growth.

Japanese  unemployment  levels  are  high and  have  been an area of  increasing concern. Also of concern are Japan's trade surpluses. As a trade-dependent nation long used to high levels of government protection, it is unclear how the Japanese economy will react to the potential adoption of the trade liberalization measures which are constantly promoted by their trading partners. Japan's heavy dependence on international trade has been adversely affected by trade tariffs and other protectionist measures, as well as the economic condition of its trading partners. Japan's high volume of exports, such as automobiles, machine tools and semiconductors, has caused trade tensions, particularly with the Unites States. The relaxing of official and de facto barriers to imports, or hardships created by any pressures brought by trading partners, could adversely affect Japan's economy. Additionally, the strength of the yen itself may prove an impediment to strong continued exports and economic recovery, because it makes Japanese goods sold in other countries more expensive and reduces the value of foreign earnings repatriated to Japan. Since the Japanese economy is so dependent on exports, any fall off in exports may be seen as a sign of economic weakness, which may adversely affect the market.

The most pressing need for action is the daunting task of overhauling the nation's financial institutions and securing public support for taxpayer-funded bailouts. Banks, in particular, must dispose of their huge overhang of bad loans and trim their balance sheets in preparation for greater competition from foreign institutions as more areas of the financial sector are opened. In addition, the Japanese securities markets are less regulated than the U.S. markets, and evidence has emerged from time to time of distortion of market prices to serve political or other purposes. Shareholders' rights also are not always enforced. Successful financial sector reform would allow Japan's financial institutions to act as a catalyst for economic recovery at home and across the troubled Asian region. Internal conflict over the proper way to reform the ailing banking system continues.

FUTURES AND OPTIONS TRANSACTIONS

FUTURES AND OPTIONS ON FUTURES. The Funds (other than the Money Market Fund) may use futures contracts and related options for BONA FIDE hedging purposes; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission ("CFTC"). To the extent the Funds use futures and/or options on futures, they will do so in accordance with Rule 4.5 under the Commodity Exchange Act ("CEA"). The Trust, on behalf of all of its series, including the Funds, has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" in accordance with Rule 4.5 and therefore, the Funds are not subject to registration or regulation as a commodity pool operator under the CEA.

The Funds may buy and sell index futures contracts with respect to any index traded on a recognized exchange or board of trade. An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

When a Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to "cover" its position in order to limit leveraging and related risks. To cover its position, the Fund may maintain with its custodian bank (and marked-to-market on a daily basis), a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. If the Fund continues to engage in the described securities trading practices and properly segregates assets, the segregated account will function as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund's outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the fund arising from such investment activities.

A Fund may also cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (I.E., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain, in a segregated account, cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. The Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contracts, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

A Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, a Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. A Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. A Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, a Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

There are significant risks associated with the Funds' use of futures contracts and related options, including the following: (1) the success of a hedging strategy may depend on the Advisor's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce a Fund's exposure to price fluctuations, while others tend to increase its market exposure.

OPTIONS. The Funds, except for the Money Market Fund, may buy put and call options and write (sell) put and call options on securities and on stock indices listed on national securities exchanges or traded in the over-the-counter market as an investment vehicle for the purpose of realizing each Fund's respective investment objective.

A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

A Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates. Call options on foreign currency written by a Fund will be "covered," which means that a Fund will own an equal amount of the underlying foreign currency.

Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.

All options written on indices or securities must be covered. When a Fund writes an option on a security, on an index or a foreign currency, it will establish a segregated account containing cash or liquid securities in an amount at least equal to the market value of the option and will maintain the account while the option is open or will otherwise cover the transaction.

A Fund may trade put and call options on securities, securities indices and currencies, as the Advisor determines is appropriate in seeking a Fund's investment objective, and except as restricted by a Fund's investment limitations. See "Investment Restrictions."

The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, a Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If a Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or a Fund delivers the security upon exercise.

A Fund may purchase put and call options on securities to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that a Fund may seek to purchase in the future. A Fund purchasing put and call options pays a premium; therefore if price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

A Fund may write covered call options on securities as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When a Fund writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and a Fund will realize as profit the premium received for such option. When a call option of which a Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which a Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

A Fund may purchase and write options on an exchange or over-the-counter. OTC options differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the SEC's position that OTC options are generally illiquid.

The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates;
(2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

RISKS ASSOCIATED WITH COMMODITY FUTURES CONTRACTS. There are several additional risks associated with the Commodities Strategy Fund's transactions in commodity futures contracts.

o STORAGE. Unlike the financial futures markets, in the commodity futures markets there are costs of physical storage associated with purchasing the underlying commodity. The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the extent that the storage costs for an underlying commodity change while the Commodities Strategy Fund is invested in futures contracts on that commodity, the value of the futures contract may change proportionately.

o REINVESTMENT. In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected future spot price. Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for the Fund. If the nature of hedgers and speculators in futures markets has shifted when it is time for the Fund to reinvest the proceeds of a maturing contract in a new futures contract, the Fund might reinvest at higher or lower futures prices, or choose to pursue other investments.

o OTHER ECONOMIC FACTORS. The commodities which underlie commodity futures contracts may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments, including futures contracts, than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks which subject the Fund's investments to greater volatility than investments in traditional securities.

o COMBINED POSITIONS. The Fund may purchase and write options in combination with each other. For example, the Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

HYBRID INSTRUMENTS

The High Yield Strategy Fund, Inverse High Yield Strategy Fund and Commodities Strategy Fund may invest in hybrid instruments. A hybrid instrument is a type of potentially high-risk derivative that combines a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a "benchmark"). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. An example of a hybrid could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such a hybrid instrument would be a combination of a bond and a call option on oil.

Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. Dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes a fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the NAV of the Funds.

With respect to the Commodities Strategy Fund, certain hybrid instruments may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments. Commodity-linked hybrid instruments may be either equity or debt securities, and are considered hybrid instruments because they have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. The Commodities Strategy Fund will only invest in commodity-linked hybrid instruments that qualify under applicable rules of the CFTC for an exemption from the provisions of the CEA.

Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, the High Yield Strategy Fund's, Inverse High Yield Strategy Fund's and Commodities
Strategy Fund's investments in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

STRUCTURED  NOTES.  The High Yield Strategy,  Inverse High Yield  Strategy,  and
Commodities Strategy Funds may invest in structured notes, which are debt obligations that also contain an embedded derivative component with characteristics that adjust the obligation's risk/return profile. Generally, the performance of a structured note will track that of the underlying debt obligation and the derivative embedded within it. In particular, the High Yield Strategy Fund and Inverse High Yield Strategy Fund will invest in structured notes that are collateralized by one or more credit default swaps on corporate credits. The Funds have the right to receive periodic interest payments from the issuer of the structured notes at an agreed-upon interest rate and a return of the principal at the maturity date.

Structured notes are typically privately negotiated transactions between two or more parties. A Fund bears the risk that the issuer of the structured note will default or become bankrupt. A Fund bears the risk of the loss of its principal investment and periodic interest payments expected to be received for the duration of its investment in the structured notes.

In the case of structured notes on credit default swaps a Fund is also subject to the credit risk of the corporate credits underlying the credit default swaps. If one of the underlying corporate credits defaults, a Fund may receive the security that has defaulted, or alternatively a cash settlement may occur, and the Fund's principal investment in the structured note would be reduced by the corresponding face value of the defaulted security.

The market for structured notes may be, or suddenly can become, illiquid. The other parties to the transaction may be the only investors with sufficient understanding of the derivative to be interested in bidding for it. Changes in liquidity may result in significant, rapid, and unpredictable changes in the prices for structured notes. In certain cases, a market price for a credit-linked security may not be available. The collateral for a structured note may be one or more credit default swaps, which are subject to additional risks. See "Swap Agreements" for a description of additional risks associated with credit default swaps.

ILLIQUID SECURITIES

While none of the Funds anticipates doing so, each Fund may purchase illiquid securities, including securities that are not readily marketable and securities that are not registered ("restricted securities") under the Securities Act of 1933, as amended (the "1933 Act"), but which can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. A Fund will not invest more than 15% (10% with respect to the Money Market Fund) of the Fund's net assets in illiquid securities. If the percentage of a Fund's net assets invested in illiquid securities exceeds 15% (10% for the Money Market
Fund) due to market activity, the Fund will take appropriate measures to reduce its holdings of illiquid securities. Each Fund will adhere to a more restrictive limitation on the Fund's investment in illiquid securities as required by the securities laws of those jurisdictions where shares of the Fund are registered for sale. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Under the current guidelines of the staff of the "SEC, illiquid securities also are considered to include, among other securities, purchased OTC options, certain cover for OTC options, repurchase agreements with maturities in excess of seven days, and certain securities whose disposition is restricted under the federal securities laws. A Fund may not be able to sell illiquid securities when the Advisor considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid. In addition, the sale of illiquid securities also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid. Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in illiquid securities may have an adverse impact on NAV.

Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the 1933 Act, which provides a "safe harbor" from 1933 Act registration requirements for qualifying sales to institutional investors. When Rule 144A restricted securities present an attractive investment opportunity and meet other selection criteria, a Fund may make such investments whether or not such securities are "illiquid" depending on the market that exists for the particular security. The Board of Trustees of the Trust (the "Board") has delegated the responsibility for determining the liquidity of Rule 144A restricted securities which may be invested in by a Fund to the Advisor.

INVESTMENTS IN OTHER INVESTMENT COMPANIES

The Funds (other than the Government Long Bond 1.2x Strategy Fund, Inverse Government Long Bond Strategy Fund and Money Market Fund) may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of Section 12(d)(1) of the 1940 Act, or any rule, regulation or order of the SEC. The Asset Allocation Funds will regularly invest up to 100% of their total assets in the Underlying Funds in a manner consistent with the provisions of the 1940 Act. Generally, a Fund may invest in the securities of another investment company (the "acquired company") provided that the Fund, immediately after such purchase or acquisition, does not own in the aggregate: (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or
(iii) securities issued by the acquired company and all other investment companies (other than Treasury stock of the Fund) having an aggregate value in excess of 10% of the value of the total assets of the Fund. A Fund may also invest in the securities of other investment companies if such securities are the only investment securities held by the Fund. A Fund will only make such investments in conformity with the requirements of Section 817 of the Code. The Government Long Bond 1.2x Strategy Fund, Inverse Government Long Bond Strategy Fund and Money Market Fund may invest in the securities of other investment companies only as part of a merger, reorganization, or acquisition, subject to the requirements of the 1940 Act.

If a Fund invests in, and thus, is a shareholder of, another investment company, the Fund's shareholders will indirectly bear the Fund's proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund's own investment adviser and the other expenses that the Fund bears directly in connection with the Fund's own operations.

Investment companies may include index-based investments, such as exchange-traded funds ("ETFs"), that hold substantially all of their assets in securities representing a specific index. Accordingly, the main risk of investing in ETFs is the same as investing in a portfolio of equity securities comprising the index. The market prices of index-based investments will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their NAVs). Index-based investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index. The Trust has entered into agreements with several ETFs that permit, by an SEC order, certain Funds, as determined by the Advisor, to purchase shares of those ETFs beyond the
Section 12(d)(1) limits described above.

LENDING OF PORTFOLIO SECURITIES

Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Funds' Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral), except that the Money Market Fund may not lend more than 10% of its total assets. No Fund will lend portfolio securities to the Advisor or its affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. The Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund's securities lending agent. By lending its securities, a Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. Government securities or letters of credit are used as collateral.

Each Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value;
(v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon a Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

POOLED INVESTMENT VEHICLES

The Commodities Strategy Fund may invest in the securities of pooled vehicles that are not investment companies. These pooled vehicles typically hold commodities, such as gold or oil, currency, or other property that is itself not a security. If the Commodities Strategy Fund invests in, and thus, is a shareholder of, a pooled vehicle, the Commodities Strategy Fund's shareholders will indirectly bear the Commodities Strategy Fund's proportionate share of the fees and expenses paid by the pooled vehicle, including any applicable advisory fees, in addition to both the management fees payable directly by the Commodities Strategy Fund to the Commodities Strategy Fund's own investment adviser and the other expenses that the Commodities Strategy Fund bears directly in connection with the Commodities Strategy Fund's own operations.

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

PORTFOLIO TURNOVER

As discussed in the Trust's Prospectuses, the Trust anticipates that investors in the Funds, other than the Multi-Cap Core Equity Fund, Sector Rotation Fund, Absolute Return Strategies Fund, Commodities Strategy Fund, Hedged Equity Fund and Asset Allocation Funds will frequently purchase and/or redeem shares of the Funds as part of an asset allocation investment strategy. The nature of the Funds as asset allocation tools will cause the Funds to experience substantial portfolio turnover. (See "Purchasing and Redeeming Shares" and "Financial Highlights" in the Trust's Prospectuses). Because each Fund's portfolio turnover rate to a great extent will depend on the purchase, redemption, and exchange activity of the Fund's investors, it is very difficult to estimate what the Fund's actual turnover rate will be in the future. However, the Trust expects that the portfolio turnover experienced by the Funds, except for the Multi-Cap Core Equity Fund, Sector Rotation Fund, Absolute Return Strategies Fund, Commodities Strategy Fund, Hedged Equity Fund and Asset Allocation Funds, will be substantial.

In general, the Advisor manages the Multi-Cap Core Equity Fund, Sector Rotation Fund, Absolute Return Strategies Fund, Commodities Strategy Fund, Hedged Equity Fund and Asset Allocation Funds without regard to restrictions on portfolio turnover. The use of certain derivative instruments with relatively short maturities are excluded from the calculation of portfolio turnover. Nevertheless, the use of futures contracts will ordinarily involve the payment of commissions to futures commission merchants. To the extent that the Multi-Cap Core Equity Fund, Sector Rotation Fund, Absolute Return Strategies Fund, Commodities Strategy Fund, Hedged Equity Fund and Asset Allocation Funds use derivatives, they will be short-term derivative instruments. As a result, the Funds' reported portfolio turnover may be low despite relatively high portfolio activity which would involve correspondingly greater expenses to the Funds, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. The higher the rate of portfolio turnover of the Multi-Cap Core Equity Fund, Sector Rotation Fund, Absolute Return Strategies Fund, Commodities Strategy Fund, Hedged Equity Fund and Asset Allocation Funds, the higher these transaction costs borne by the Funds and their long-term shareholders generally will be. Such sales may result in realization of taxable capital gains (including short-term capital gains which are generally taxed to shareholders at ordinary income tax rates) for certain taxable shareholders.

"Portfolio Turnover Rate" is defined under the rules of the SEC as the lesser of the value of the securities purchased or of the securities sold, excluding all securities whose maturities at the time of acquisition were one-year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with a remaining maturity of less than one-year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts and option contracts in which the Funds invest since such contracts generally have a remaining maturity of less than one-year.

REAL ESTATE INVESTMENT TRUSTS ("REITS")

The Real Estate Fund will invest a majority of its assets in REITs. A REIT is a corporation or business trust (that would otherwise be taxed as a corporation) which meets the definitional requirements of the Code. The Code permits a qualifying REIT to deduct from taxable income the dividends paid, thereby effectively eliminating corporate level federal income tax and making the REIT a pass-through vehicle for federal income tax purposes. To meet the definitional requirements of the Code, a REIT must, among other things: invest substantially all of its assets in interests in real estate (including mortgages and other REITs), cash and government securities; derive most of its income from rents from real property or interest on loans secured by mortgages on real property; and distribute annually 95% or more of its otherwise taxable income to shareholders.

REITs are sometimes informally characterized as Equity REITs and Mortgage REITs. An Equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings; a Mortgage REIT invests primarily in mortgages on real property, which may secure construction, development or long-term loans.

REITs in which the Fund invests may be affected by changes in underlying real estate values, which may have an exaggerated effect to the extent that REITs in which the Fund invests may concentrate investments in particular geographic regions or property types. Additionally, rising interest rates may cause investors in REITs to demand a higher annual yield from future distributions, which may in turn decrease market prices for equity securities issued by REITs. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of the Fund's investments to decline. During periods of declining interest rates, certain Mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by such Mortgage REITs. In addition, Mortgage REITs may be affected by the ability of borrowers to repay when due the debt extended by the REIT and Equity REITs may be affected by the ability of tenants to pay rent.

Certain REITs have relatively small market capitalization, which may tend to increase the volatility of the market price of securities issued by such REITs. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. By investing in REITs indirectly through the Fund, a shareholder will bear not only his proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders.

In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency defaults by borrowers and self-liquidation. In addition, Equity and Mortgage REITs could possibly fail to qualify for tax-free pass-through of income under the Code or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

REAL ESTATE SECURITIES

The Real Estate Fund may be subject to the risks associated with the direct ownership of real estate because of its policy of concentration in the securities of companies principally engaged in the real estate industry. For example, real estate values may fluctuate as a result of general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, demographic trends and variations in rental income, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, related party risks, changes in how appealing properties are to tenants, changes in interest rates and other real estate capital market influences. The value of securities of companies which service the real estate business sector may also be affected by such risks.

REPURCHASE AGREEMENTS

Each of the Funds may enter into repurchase agreements with financial institutions. The Funds each follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, the exercising of each Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of each of the Funds, other than the Money Market Fund, not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% (10% with respect to the Money Market Fund) of the Fund's net assets. The investments of each of the Funds in repurchase agreements, at times, may be substantial when, in the view of the Advisor, liquidity or other considerations so warrant.

REVERSE REPURCHASE AGREEMENTS

The Domestic Equity Funds, Domestic Equity - Style Funds, High Yield Strategy Fund, Inverse High Yield Strategy Fund, Alternative Investment Funds (except the Real Estate Fund), Asset Allocation Funds and Money Market Fund may use reverse repurchase agreements as part of that Fund's investment strategy. Reverse repurchase agreements involve sales by a Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while the Fund will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the Funds intend to use the reverse repurchase technique only when this will be advantageous to the Funds. Each Fund will establish a segregated account with the Trust's custodian bank in which the Fund will maintain cash or cash equivalents or other portfolio securities equal in value to the Fund's obligations in respect of reverse repurchase agreements.

SHORT SALES

The Inverse Mid-Cap Strategy Fund, Inverse OTC Strategy Fund, Inverse Russell 2000(R) Strategy Fund, Inverse S&P 500 Strategy Fund, Inverse Government Long Bond Strategy Fund, Inverse High Yield Strategy Fund, Absolute Return Strategies Fund, Hedged Equity Fund and Weakening Dollar 2x Strategy Fund will regularly engage in short sales transactions under which a Fund sells a security it does not own. The Domestic Equity-Style Funds, Sector Funds, International Equity Funds, High Yield Strategy Fund, and the remaining Domestic Equity Funds and Alternative Investment Funds may also engage in short sales transactions under which a Fund sells a security it does not own. To complete such a transaction, a Fund must borrow or otherwise obtain the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund.
Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest, which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The Fund may also use repurchase agreements to satisfy delivery obligations in short sales transactions. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.

Until a Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short; or (b) otherwise cover the Fund's short position. Each of the Funds may use up to 100% of its portfolio to engage in short sales transactions and collateralize its open short positions.

SWAP AGREEMENTS

The Funds may enter into swap agreements, including, but not limited to, total return swaps, index swaps, interest rate swaps, and credit default swaps. A Fund may utilize swap agreements in an attempt to gain exposure to the securities in a market without actually purchasing those securities, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one-year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," I.E., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap," interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor;" and interest rate dollars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Another form of swap agreement is a credit default swap. The Inverse High Yield Strategy Fund will primarily employ credit default swaps in order to obtain inverse exposure to the high yield bond market. A credit default swap enables a Fund to buy or sell protection against a defined credit event of an issuer or a basket of securities. Generally, the seller of credit protection against an issuer or basket of securities receives a periodic payment to compensate against potential default events. If a default event occurs, the seller must pay the buyer the full notional value of the reference obligation in exchange for the reference obligation. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the Fund selling the credit protection.

In contrast, the buyer of a credit default swap would have the right to deliver a referenced debt obligation and receive the par (or other agreed-upon) value of such debt obligation from the counterparty in the event of a default or other credit event (such as a credit downgrade) by the reference issuer, such as a U.S. or foreign corporation, with respect to its debt obligations. In return, the buyer of the credit protection would pay the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the counterparty would keep the stream of payments and would have no further obligations to the Fund purchasing the credit protection. The Inverse High Yield Strategy Fund expects to buy credit default swaps with multiple reference issuers, in which case, payments and settlements in respect of any defaulting reference issuer would typically be dealt with separately from the other reference issuers.

The High Yield Strategy Fund, Inverse High Yield Strategy Fund and Absolute Return Strategies Fund may enhance income by selling credit protection or attempt to mitigate credit risk by buying protection. The High Yield Strategy Fund is usually a net seller of credit default swaps and the Inverse High Yield Strategy Fund is usually a net buyer of credit default swaps, but each Fund may buy or sell credit default swaps. Credit default swaps could result in losses if the creditworthiness of an issuer or a basket of securities is not accurately evaluated.

Most swap agreements (but generally not credit default swaps) entered into by the Funds calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount").

A Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of a Fund's investment restriction concerning senior securities. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for a Fund's illiquid investment limitations. A Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which the High Yield Strategy Fund, Inverse High Yield Strategy Fund or Absolute Return Strategies Fund is selling credit protection, the default of a third party issuer.

Each Fund may enter into swap agreements to invest in a market without owning or taking physical custody of the underlying securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counterparty will generally agree to pay a Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to a Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.

Swap agreements typically are settled on a net basis (but generally not credit default swaps), which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Other swap agreements, such as credit default swaps, may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the default of a reference obligation. A Fund will earmark and reserve assets necessary to meet any accrued payment obligations when it is the buyer of a credit default swap. In cases where a Fund is the seller of a credit default swap, if the credit default swap provides for physical settlement, the Fund will be required to earmark and reserve the full notional amount of the credit default swap.

Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund is contractually obligated to make. If a swap counterparty defaults, a Fund's risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be maintained in a segregated account by a Fund's custodian. Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash of liquid assets, as permitted by applicable law, the Funds and their Advisor believe that these transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Fund's borrowing restrictions.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments, which are traded in the over-the-counter market. The Advisor, under the supervision of the Board, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.

The use of swap agreements, including credit default swaps, is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If a counterparty's creditworthiness declines, the value of the swap would likely decline. Moreover, there is no guarantee that a Fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

TRACKING ERROR

The following factors may affect the ability of the Domestic Equity Funds (except for the Multi-Cap Core Equity Fund and Sector Rotation Fund), Domestic Equity-Style Funds, International Equity Funds, Government Long Bond 1.2x Strategy Fund, Inverse Government Long Bond Strategy Fund, Commodities Strategy Fund, Strengthening Dollar 2x Strategy Fund and Weakening Dollar 2x Strategy Fund to achieve correlation with the performance of their respective benchmarks:
(1) Fund expenses, including brokerage (which may be increased by high portfolio turnover); (2) fluctuations in currency exchange rates; (3) a Fund holding less than all of the securities in the benchmark and/or securities not included in the benchmark being held by a Fund; (4) an imperfect correlation between the performance of instruments held by a Fund, such as futures contracts and options, and the performance of the underlying securities in the market; (5) bid-ask spreads (the effect of which may be increased by portfolio turnover);
(6) a Fund holding instruments traded in a market that has become illiquid or disrupted; (7) Fund share prices being rounded to the nearest cent; (8) changes to the index underlying a benchmark that are not disseminated in advance; (9) the need to conform a Fund's portfolio holdings to comply with investment restrictions or policies or regulatory or tax law requirements; (10) the time difference between the close of the International Equity Funds' respective benchmark and the time the International Equity Funds price their shares at the close of the New York Stock Exchange ("NYSE"); or (11) market movements that run counter to a leveraged Fund's investments. Market movements that run counter to a leveraged Fund's investments will cause some divergence between the Fund and its benchmark over time due to the mathematical effects of leveraging. The magnitude of the divergence is dependent upon the magnitude of the market movement, its duration, and the degree to which the Fund is leveraged. The tracking error of a leveraged Fund is generally small during a well-defined up trend or downtrend in the market when measured from price peak to price peak, absent a market decline and subsequent recovery, however, the deviation of the Fund from its benchmark may be significant. As a result of fair value pricing, the day-to-day correlation of the International Equity Funds' performance may tend to vary from the closing performance of the International Equity Funds' respective benchmarks. However, all of the Domestic Equity Funds' (except for the Multi-Cap Core Equity Fund and Sector Rotation Fund), Domestic Equity-Style Funds', International Equity Funds', Government Long Bond 1.2x Strategy Fund's, Inverse Government Long Bond Strategy Fund's, Commodities Strategy Fund's, Strengthening Dollar 2x Strategy Fund's and Weakening Dollar 2x Strategy Fund's performance attempts to correlate highly with the movement in their respective benchmarks over time.

U.S. GOVERNMENT SECURITIES

The Government Long Bond 1.2x Strategy Fund invests primarily in U.S. Government securities, and each of the other Funds may invest in U.S. Government securities. The Inverse Government Long Bond Strategy Fund, High Yield Strategy Fund, Inverse High Yield Strategy Fund, Commodities Strategy Fund, Strengthening Dollar 2x Strategy Fund and Weakening Dollar 2x Strategy Fund may enter into short transactions on U.S. Government securities. Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one-year or less; U.S. Treasury notes have initial maturities of one to ten years;

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

and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. Government securities are issued or guaranteed by agencies or instrumentalities of the U.S. Government including, but not limited to, obligations of U.S. Government agencies or instrumentalities such as Fannie Mae, the Government National Mortgage Association, the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation (Farmer Mac).

Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, including, for example, Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury, while the U.S. Government provides financial support to such U.S. Government-sponsored federal agencies, no assurance can be given that the U.S. Government will always do so, since the U.S. Government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity. The Government Long Bond 1.2x Strategy Fund will invest in such U.S. Government securities only when the Advisor is satisfied that the credit risk with respect to the issuer is minimal.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

Each Fund, from time to time, in the ordinary course of business, may purchase securities on a when-issued or delayed-delivery basis (I.E., delivery and payment can take place between a month and 120 days after the date of the transaction). These securities are subject to market fluctuation and no interest accrues to the purchaser during this period. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Fund will record the transaction and thereafter reflect the value of the securities, each day, in determining the Fund's NAV. A Fund will not purchase securities on a when-issued or delayed-delivery basis if, as a result, more than 15% (10% with respect to the Money Market Fund) of the Fund's net assets would be so invested. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Fund will also establish a segregated account with the Fund's custodian bank in which the Fund will maintain cash or liquid securities equal to or greater in value than the Fund's purchase commitments for such when-issued or delayed-delivery securities. The Trust does not believe that a Fund's NAV or income will be adversely affected by the Fund's purchase of securities on a when-issued or delayed-delivery basis.

ZERO COUPON BONDS

The Fixed Income Funds, Absolute Return Strategies Fund, Hedged Equity Fund and Asset Allocation Funds may invest in U.S. Treasury zero-coupon bonds. These securities are U.S. Treasury bonds which have been stripped of their unmatured interest coupons, the coupons themselves, and receipts or certificates representing interests in such stripped debt obligations and coupons. Interest is not paid in cash during the term of these securities, but is accrued and paid at maturity. Such obligations have greater price volatility than coupon obligations and other normal interest-paying securities, and the value of zero coupon securities reacts more quickly to changes in interest rates than do coupon bonds. Since dividend income is accrued throughout the term of the zero coupon obligation, but is not actually received until maturity, the Fund may have to sell other securities to pay said accrued dividends prior to maturity of the zero coupon obligation. Unlike regular U.S. Treasury bonds which pay semi-annual interest, U.S. Treasury zero coupon bonds do not generate semi-

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

annual coupon payments. Instead, zero coupon bonds are purchased at a substantial discount from the maturity value of such securities, the discount reflecting the current value of the deferred interest; this discount is amortized as interest income over the life of the security, and is taxable even though there is no cash return until maturity. Zero coupon U.S. Treasury issues originally were created by government bond dealers who bought U.S. Treasury bonds and issued receipts representing an ownership interest in the interest coupons or in the principal portion of the bonds. Subsequently, the U.S. Treasury began directly issuing zero coupon bonds with the introduction of "Separate Trading of Registered Interest and Principal of Securities" (or "STRIPS"). While zero coupon bonds eliminate the reinvestment risk of regular coupon issues, that is, the risk of subsequently investing the periodic interest payments at a lower rate than that of the security held, zero coupon bonds fluctuate much more sharply than regular coupon-bearing bonds. Thus, when interest rates rise, the value of zero coupon bonds will decrease to a greater extent than will the value of regular bonds having the same interest rate.

ADDITIONAL INFORMATION ABOUT THE SECTOR FUNDS

BANKING FUND

The Fund may invest in companies engaged in accepting deposits and making commercial and principally non-mortgage consumer loans. In addition, these companies may offer services such as merchant banking, consumer and commercial finance, discount brokerage, leasing and insurance. These companies may concentrate their operations within a specific part of the country rather than operating predominantly on a national or international scale.

BASIC MATERIALS FUND

The Fund may invest in companies engaged in the manufacture, mining, processing, or distribution of raw materials and intermediate goods used in the industrial sector. The Fund may invest in companies handling products such as chemicals, lumber, paper, copper, iron ore, nickel, steel, aluminum, textiles, cement, and gypsum. The Fund may also invest in the securities of mining, processing, transportation, and distribution companies, including equipment suppliers and railroads.

BIOTECHNOLOGY FUND

The Fund may invest in companies engaged in the research, development, sale, and manufacture of various biotechnological products, services and processes. These include companies involved with developing or experimental technologies such as generic engineering, hybridoma and recombinant DNA techniques and monoclonal antibodies. The Fund may also invest in companies that manufacture and/or distribute biotechnological and biomedical products, including devices and instruments, and that provide or benefit significantly from scientific and technological advances in biotechnology. Some biotechnology companies may provide processes or services instead of, or in addition to, products.

The description of the biotechnology sector may be interpreted broadly to include applications and developments in such areas as human health care (cancer, infectious disease, diagnostics and therapeutics); pharmaceuticals (new drug development and production); agricultural and veterinary applications (improved seed varieties, animal growth hormones); chemicals (enzymes, toxic waste treatment); medical/surgical (epidermal growth factor, in vivo imaging/therapeutics); and industry (biochips, fermentation, enhanced mineral recovery).

CONSUMER PRODUCTS FUND

The Fund may invest in companies engaged in the manufacture of goods to consumers, both domestically and internationally. The Fund may invest in companies that manufacture durable products such as furniture, major appliances, and personal computers. The Fund also may invest in companies that manufacture,

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

wholesale or retail non-durable goods such as beverages, tobacco, health care products, household and personal care products, apparel, and entertainment products (I.E., books, magazines, TV, cable, movies, music, gaming, and sports). In addition, the Fund may invest in consumer products and services such as lodging, child care, convenience stores, and car rentals.

ELECTRONICS FUND

The Fund may invest in companies engaged in the design, manufacture, or sale of electronic components (semiconductors, connectors, printed circuit boards and other components); equipment vendors to electronic component manufacturers; electronic component distributors; and electronic instruments and electronic systems vendors. In addition, the Fund may invest in companies in the fields of defense electronics, medical electronics, consumer electronics, advanced manufacturing technologies (computer-aided design and computer-aided manufacturing ("CAD/CAM"), computer-aided engineering, and robotics), lasers and electro-optics, and other developing electronics technologies.

ENERGY FUND

The Fund may invest in companies in the energy field, including the conventional areas of oil, gas, electricity and coal, and alternative sources of energy such as nuclear, geothermal, oil shale and solar power. The business activities of companies in which the Fund may invest include production, generation, transmission, refining, marketing, control, distribution or measurement of energy or energy fuels such as petrochemicals; providing component parts or services to companies engaged in the above activities; energy research or experimentation; and environmental activities related to pollution control. Companies participating in new activities resulting from technological advances or research discoveries in the energy field may also be considered for this Fund.

ENERGY SERVICES FUND

The Fund may invest in companies in the energy services field, including those that provide services and equipment to the conventional areas of oil, gas, electricity and coal, and alternative sources of energy such as nuclear, geothermal, oil shale and solar power. The Fund may invest in companies involved in providing services and equipment for drilling processes such as offshore and onshore drilling, drill bits, drilling rig equipment, drilling string equipment, drilling fluids, tool joints and wireline logging. Many energy service companies are engaged in production and well maintenance, providing such products and services as packers, perforating equipment, pressure pumping, downhole equipment, valves, pumps, compression equipment, and well completion equipment and service. Certain companies supply energy providers with exploration technology such as seismic data, geological and geophysical services, and interpretation of this data. The Fund may also invest in companies with a variety of underwater well services, helicopter services, geothermal plant design or construction, electric and nuclear plant design or construction, energy related capital equipment, mining related equipment or services, and high technology companies serving these industries.

FINANCIAL SERVICES FUND

The Fund may invest in companies that are involved in the financial services sector, including commercial and investment banks, savings and loan associations, consumer and industrial finance companies, securities brokerage companies, real estate-related companies, leasing companies, and a variety of firms in all segments of the insurance industry such as multi-line, property and casualty, and life insurance.

The financial services sector is currently undergoing relatively rapid change as existing distinctions between financial service segments become less clear. For example, recent business combinations have included insurance, finance, and securities brokerage under single ownership. Some primarily retail corporations have expanded into securities and insurance industries. Moreover, the federal laws generally separating commercial and investment banking are currently being studied by Congress.

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

SEC regulations provide that the Fund may not invest more than 5% of its total assets in the securities of any one company that derives more than 15% of its revenues from brokerage or investment management activities. These companies, as well as those deriving more than 15% of profits from brokerage and investment management activities, will be considered to be "principally engaged" in this Fund's business activity. Rule 12d3-1 under the 1940 Act, allows investment portfolios such as this Fund, to invest in companies engaged in securities-related activities subject to certain conditions. Purchases of securities of a company that derived 15% or less of gross revenues during its most recent fiscal year from securities-related activities (I.E., broker/dealer, underwriting, or investment advisory activities) are subject only to the same percentage limitations as would apply to any other security the Fund may purchase. The Fund may purchase securities of an issuer that derived more than 15% of it gross revenues in its most recent fiscal year from securities-related activities, subject to the following conditions:

      a. the purchase cannot cause more than 5% of the Fund's total assets to be invested in securities of that issuer;

      b. for any equity security, the purchase cannot result in the Fund owning more than 5% of the issuer's outstanding securities in that class;

      c. for a debt security, the purchase cannot result in the fund owning more than 10% of the outstanding principal amount of the issuer's debt securities.

In  applying  the  gross  revenue  test,  an  issuer's  own   securities-related
activities must be combined with its ratable share of securities-related revenues from enterprises in which it owns a 20% or greater voting or equity interest. All of the above percentage limitations, as well as the issuer's gross revenue test, are applicable at the time of purchase. With respect to warrants, rights, and convertible securities, a determination of compliance with the above limitations shall be made as though such warrant, right, or conversion privilege had been exercised. The Fund will not be required to divest its holding of a particular issuer when circumstances subsequent to the purchase cause one of the above conditions to not be met. The purchase of a general partnership interest in a securities-related business is prohibited.

HEALTH CARE FUND

The Fund may invest in companies that are involved in the health care industry including companies engaged in the design, manufacture, or sale of products or services used for or in connection with health care or medicine. Companies in the health care sector may include pharmaceutical companies; firms that design, manufacture, sell, or supply medical, dental, and optical products, hardware or services; companies involved in biotechnology, medical diagnostic, and biochemical research and development, as well as companies involved in the operation of health care facilities.

INTERNET FUND

The Fund may invest in companies that are involved in the Internet sector including companies which the Advisor believes should benefit from the commercialization of technological advances, although they may not be directly involved in research and development. Such companies may provide information or entertainment services over the Internet; sell or distribute goods and services over the Internet; provide infrastructure systems or otherwise provide hardware or software which impacts Internet commerce; or provide Internet access to consumers and businesses.

LEISURE FUND

The Fund may invest in companies engaged in the design, production, or distribution of goods or services in the leisure industries including television and radio broadcasting or manufacturing (including cable television); motion pictures and photography; recordings and musical instruments; publishing, including newspapers and magazines; sporting goods and camping and recreational equipment; and sports arenas. Other goods and services may include toys and games (including video and other electronic games), amusement and theme parks, travel and travel-related services, hotels and motels, leisure apparel or footwear, tobacco products, and gaming casinos.

PRECIOUS METALS FUND

The Fund may invest in the equity securities of U.S. and foreign companies that are involved in the precious metals sector ("Precious Metals Companies"). Precious Metals Companies include precious metals manufacturers; distributors of precious metals products, such as jewelry, metal foil or bullion; mining and geological exploration companies; and companies which provide services to Precious Metals Companies.

RETAILING FUND

The Fund may invest in companies that are involved in the retailing sector including companies engaged in merchandising finished goods and services primarily to individual consumers. Companies in which the Fund may invest include general merchandise retailers, department stores, restaurant franchises, drug stores, motor vehicle and marine dealers, and any specialty retailers selling a single category of merchandise such as apparel, toys, jewelry, consumer electronics, or home improvement products. The Fund may also invest in companies engaged in selling goods and services through alternative means such as direct telephone marketing, mail order, membership warehouse clubs, computer, or video based electronic systems.

TECHNOLOGY FUND

The Fund may invest in companies that are involved in the technology sector including companies that the Advisor believes have, or will develop, products, processes or services that will provide or will benefit significantly from technological advances and improvements. These may include, for example, companies that develop, produce, or distribute products or services in the computer, semiconductor, electronics, communications, health care, and biotechnology sectors.

TELECOMMUNICATIONS FUND

The Fund may invest in companies that are involved in the telecommunications sector including companies engaged in the development, manufacture, or sale of communications services and/or equipment. Companies in the telecommunications field offer a variety of services and products, including local and long-distance telephone service; cellular, paging, local and wide-area product networks; satellite, microwave and cable television; Internet access; and equipment used to provide these products and services. Long-distance telephone companies may also have interests in developing technologies, such as fiber optics and data transmission. Certain types of companies in which the Fund may invest are engaged in fierce competition for a share of the market for goods or services such as private and local area networks, or are engaged in the sale of telephone set equipment.

TRANSPORTATION FUND

The Fund may invest in companies that are involved in the transportation sector, including companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment. Transportation services may include companies involved in the movement of freight and/or people such as airline, railroad, ship, truck, and bus companies. Other service companies include those that provide leasing and maintenance for automobiles, trucks, containers, rail cars, and planes. Equipment manufacturers include makers of trucks, automobiles, planes, containers, rail cars, or any other mode of transportation and their related products. In addition, the Fund may invest in companies that sell fuel-saving devices to the transportation industries and those that sell insurance and software developed primarily for transportation companies.

UTILITIES FUND

The Fund will invest primarily in companies in the public utilities industry and companies deriving a majority of their revenues from their public utility operations as described in the Fund's Prospectuses. Such companies may include companies involved in the manufacturing, production, generation, transmission, distribution or sales of gas or electric energy; water supply, waste and sewage disposal; and companies involved in the public communication field, including telephone, telegraph, satellite, microwave and other public communication facilities.

DESCRIPTION OF THE MONEY MARKET FUND

The Money Market Fund seeks to provide security of principal, high current income, and liquidity. The Money Market Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and may invest any remaining assets in receipts and enter into repurchase agreements fully collateralized by U.S. Government securities.

The Money Market Fund is governed by SEC rules that impose certain liquidity, maturity and diversification requirements. The Money Market Fund's assets are valued using the amortized cost method, which enables the Money Market Fund to maintain a stable NAV. All securities purchased by the Money Market Fund must have remaining maturities of 397 days or less. Although the Money Market Fund is managed to maintain a stable price per share of $1.00, there is no guarantee that the price will be constantly maintained.

INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES

The following investment limitations are fundamental policies of the Funds, and cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of that Fund are present or represented by proxy, or (ii) more than 50% of that Fund's outstanding shares, whichever is less.

FUNDAMENTAL POLICIES OF THE DOMESTIC EQUITY FUNDS (EXCEPT THE INVERSE OTC STRATEGY FUND, INVERSE S&P 500 STRATEGY FUND, NOVA FUND AND OTC FUND), DOMESTIC EQUITY - STYLE FUNDS, SECTOR FUNDS (EXCEPT FOR THE PRECIOUS METALS FUND), INTERNATIONAL EQUITY FUNDS, HIGH YIELD STRATEGY FUND, INVERSE HIGH YIELD STRATEGY FUND, ALTERNATIVE INVESTMENT FUNDS AND ASSET ALLOCATION FUNDS

Each Fund shall not:

1. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate the Fund to purchase securities or require that Fund to segregate assets are not considered to be borrowing. Asset coverage of a least 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets. The Fund will not purchase securities while its borrowing exceeds 5% of its total assets.

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

2. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

3. Purchase or sell real estate, physical commodities, or commodities contracts, except that the Funds may purchase (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

4. Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC.

5. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

6. Invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases, except that this restriction does not apply to the Commodities Strategy Fund.

7. Invest 25% or more of the value of the Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry; except that, (i) to the extent the benchmark selected for a particular Domestic Equity Fund (except for the Multi-Cap Core Equity Fund and Sector Rotation Fund), Domestic Equity - Style Fund or Alternative Investment Fund (except for the Absolute Return Strategies, Hedged Equity Fund and Real Estate Fund) is concentrated in a particular industry, the Fund will necessarily be concentrated in that industry; (ii) a Sector Fund or the Real Estate Fund may be concentrated in an industry or group of industries within a sector; and (iii) to the extent the High Yield Strategy Fund's or Inverse High Yield Strategy
      Fund's investments are concentrated in a particular industry, the Fund will necessarily be concentrated in that industry. This limitation does not apply to investments or obligations of the U.S. Government or any of its agencies or instrumentalities, or shares of investment companies.

Each Asset Allocation Funds shall not:

8 With respect to 75% of the Fund's assets: (i) purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer.

FUNDAMENTAL POLICIES OF THE INVERSE OTC STRATEGY FUND, INVERSE S&P 500 STRATEGY FUND, NOVA FUND, OTC FUND, PRECIOUS METALS FUND, GOVERNMENT LONG BOND 1.2X STRATEGY FUND AND INVERSE GOVERNMENT LONG BOND STRATEGY FUND

Each Fund shall not:

9. Lend any security or make any other loan if, as a result, more than 33 1/3% of the value of the Fund's total assets would be lent to other parties, except: (i) through the purchase of a portion of an issue of debt securities in accordance with the Fund's investment objective, policies, and limitations; or (ii) by engaging in repurchase agreements with respect
      to  portfolio  securities;   or  (iii)  through  the  loans  of
      portfolio securities provided the borrower maintains collateral equal to at least 100% of the value of the borrowed security and marked-to-market daily.

10.   Underwrite securities of any other issuer.

11. Purchase, hold, or deal in real estate or oil and gas interests, although the Fund may purchase and sell securities that are secured by real estate or interests therein and may purchase mortgage-related securities and may hold and sell real estate acquired for the Fund as a result of the ownership of securities.

12. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act) (including the amount of senior securities issued but excluding liabilities and indebtedness not constituting senior securities), except that the Funds may issue senior securities in connection with transactions in options, futures, options on futures, and other similar investments, and except as otherwise permitted herein and in Investment Restriction Nos. 13, 14, 16, and 17, as applicable to the Fund.

13. Pledge, mortgage, or hypothecate the Fund's assets, except to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow in connection with: (i) the writing of covered put and call options; (ii) the purchase of securities on a forward-commitment or delayed-delivery basis; and (iii) collateral and initial or variation margin arrangements with respect to currency transactions, options, futures contracts, including those relating to indices, and options on futures contracts or indices.

14. Invest in commodities except that a Fund may purchase and sell futures contracts, including those relating to securities, currencies, indices, and options on futures contracts or indices and currencies underlying or related to any such futures contracts, and purchase and sell currencies (and options thereon) or securities on a forward-commitment or delayed-delivery basis.

      14.1 THE PRECIOUS METALS FUND MAY (A) TRADE IN FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS; OR (B) INVEST IN PRECIOUS METALS AND PRECIOUS MINERALS.

15. Invest 25% or more of the value of the Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry (except that, to the extent the benchmark selected for a particular Domestic Equity Fund or Domestic Equity - Style Fund is concentrated in a particular industry, the Fund will necessarily be concentrated in that industry). This limitation does not apply to investments or obligations of the U.S. Government or any of its agencies or instrumentalities, or shares of investment companies.

      15.1  THE PRECIOUS METALS FUND WILL INVEST 25% OR MORE OF THE VALUE OF ITS
            TOTAL   ASSETS   IN   SECURITIES   IN   THE    METALS-RELATED    AND
            MINERALS-RELATED INDUSTRIES.

16. Borrow money, except: (i) as a temporary measure for extraordinary or emergency purposes and then only in amounts not in excess of 5% of the value of the Fund's total assets from a bank; or (ii) in an amount up to one-third of the value of the Fund's total assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio instruments. This provision is not for investment leverage but solely to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous.

      16.1 THE NOVA FUND AND GOVERNMENT LONG BOND 1.2X STRATEGY FUND MAY BORROW MONEY, SUBJECT TO THE CONDITIONS OF PARAGRAPH 16, FOR THE PURPOSE OF INVESTMENT LEVERAGE.

      16.2 THE INVERSE GOVERNMENT LONG BOND STRATEGY FUND MAY BORROW MONEY, SUBJECT TO THE CONDITIONS OF PARAGRAPH 16, BUT SHALL NOT MAKE
            PURCHASES WHILE BORROWING IN EXCESS OF 5% OF THE VALUE OF ITS ASSETS. FOR PURPOSES OF THIS SUBPARAGRAPH, FUND ASSETS INVESTED IN REVERSE REPURCHASE AGREEMENTS ARE INCLUDED IN THE AMOUNTS BORROWED.

17. Make short sales of portfolio securities or purchase any portfolio securities on margin, except for such short-term credits as are necessary for the clearance of transactions. The deposit or payment by the Fund of initial or variation margin in connection with futures or options transactions is not considered to be a securities purchase on margin. The Fund may engage in short sales if, at the time of the short sale, the Fund owns or has the right to acquire an equal amount of the security being sold at no additional cost ("selling against the box").

      17.1 THE INVERSE OTC STRATEGY FUND, INVERSE S&P 500 STRATEGY FUND, AND INVERSE GOVERNMENT LONG BOND STRATEGY FUND, MAY ENGAGE IN SHORT SALES OF PORTFOLIO SECURITIES OR MAINTAIN A SHORT POSITION IF AT ALL TIMES WHEN A SHORT POSITION IS OPEN: (I) THE FUND MAINTAINS A
            SEGREGATED ACCOUNT WITH THE FUND'S CUSTODIAN TO COVER THE SHORT POSITION IN ACCORDANCE WITH THE POSITION OF THE SEC; OR (II) THE FUND OWNS AN EQUAL AMOUNT OF SUCH SECURITIES OR SECURITIES CONVERTIBLE INTO OR EXCHANGEABLE, WITHOUT PAYMENT OF ANY FURTHER CONSIDERATION, FOR SECURITIES OF THE SAME ISSUE AS, AND EQUAL IN AMOUNT TO, THE SECURITIES SOLD SHORT.

FUNDAMENTAL POLICIES APPLICABLE TO THE MONEY MARKET FUND

The Money Market Fund shall not:

18. Make loans to others except through the purchase of qualified debt obligations, loans of portfolio securities and entry into repurchase agreements.

19. Lend the Money Market Fund's portfolio securities in excess of 15% of the Money Market Fund's total assets. Any loans of the Money Market Fund's portfolio securities will be made according to guidelines established by the Board, including maintenance of cash collateral of the borrower equal at all times to the current market value of the securities loaned.

20. Issue senior securities, except as permitted by the Money Market Fund's investment objectives and policies.

21.   Write or purchase put or call options.

22. Invest in securities of other investment companies, except as these securities may be acquired as part of a merger, consolidation, acquisition of assets, or plan of reorganization.

23. Mortgage, pledge, or hypothecate the Money Market Fund's assets except to secure permitted borrowings. In those cases, the Money Market Fund may mortgage, pledge, or hypothecate assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of total assets of the Money Market Fund at the time of the borrowing.

24. Make short sales of portfolio securities or purchase any portfolio securities on margin, except for such short-term credits as are necessary for the clearance of transactions.

NON-FUNDAMENTAL POLICIES

The following investment limitations are non-fundamental policies of the Funds and may be changed with respect to any Fund by the Board.

The Funds may not:

1. Invest in warrants (this limitation does not apply to the Russell 2000(R) Fund, S&P 500 Fund, Absolute Return Strategies Fund, Hedged Equity Fund or the Asset Allocation Funds).

2. Invest in real estate limited partnerships (this limitation does not apply to the Real Estate Fund).

3. Invest in mineral leases (this limitation does not apply to the Russell 2000(R) Fund, S&P 500 Fund, Absolute Return Strategies Fund, Hedged Equity Fund or the Asset Allocation Funds).

The Domestic Equity Funds (except for the Inverse OTC Strategy Fund, Inverse S&P 500 Strategy Fund, Nova Fund and OTC Fund), Domestic Equity - Style Funds, Sector Funds, International Equity Funds, High Yield Strategy Fund, Inverse High Yield Strategy Fund, Alternative Investment Funds and Asset Allocation Funds may not:

4. Pledge, mortgage or hypothecate assets except to secure borrowings permitted or related to the deposit of assets in escrow or the posting of collateral in segregated accounts in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

5. Invest in companies for the purpose of exercising control (except for the Russell 2000(R) Fund, S&P 500 Fund, High Yield Strategy Fund, Inverse High Yield Strategy Fund and Asset Allocation Funds).

6. Purchase securities on margin or effect short sales, except that a Fund may: (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

7. Invest its assets in securities of any investment company, except as permitted by the 1940 Act or any rule, regulation or order of the SEC.

8. Purchase or hold illiquid securities, I.E., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

The Russell 2000(R) Fund and S&P 500 Fund may not:

9. Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics similar to those of the securities in its underlying index, without 60 days' prior notice to shareholders.

The Large-Cap Growth Fund may not:

10. Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in large-cap growth securities (and derivatives thereof) without 60 days' prior notice to shareholders.

The Large-Cap Value Fund may not:

11. Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in large-cap value securities (and derivatives thereof) without 60 days' prior notice to shareholders.

The Mid-Cap Growth Fund may not:

12. Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in mid-cap securities (and derivatives thereof) without 60 days' prior notice to shareholders.

The Mid-Cap Value Fund may not:

13. Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in mid-cap value securities (and derivatives thereof) without 60 days' prior notice to shareholders.

The Small-Cap Growth Fund may not:

14. Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in small-cap growth securities (and derivatives thereof) without 60 days' prior notice to shareholders.

The Small-Cap Value Fund may not:

15. Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in small-cap value securities (and derivatives thereof) without 60 days' prior notice to shareholders.

The Multi-Cap Core Equity Fund and Hedged Equity Fund each may not:

16. Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities (and derivatives thereof) without 60 days' prior notice to shareholders.

Each Sector Fund and the Real Estate Fund may not:

17. Change its investment strategy to invest at least 80% of its net assets in equity securities (and derivatives thereof) of companies in its respective sector without 60 days' prior notice to shareholders.

The U.S. Government Money Market Fund may not:

18. Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities issued by the U.S. Government (and derivatives thereof) without 60 days' prior notice to shareholders.

With respect to both the fundamental and non-fundamental policies of the Funds, the foregoing percentages: (i) are based on total assets (except for the limitation on illiquid securities, which is based on net assets); (ii) will apply at the time of the purchase of a security; and (iii) shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security, except for the fundamental limitation on borrowing described in paragraph 1 above under the heading "Fundamental Policies of the Domestic Equity Funds (except for the Inverse OTC Strategy Fund, Inverse S&P 500 Strategy Fund, Nova Fund and OTC Fund), Domestic Equity-Style Funds, Sector Funds (except for the Precious Metals Fund), International Equity Funds, High Yield Strategy Fund, Inverse High Yield Strategy Fund and Alternative Investment Funds" and in paragraph 16 above under the heading "Fundamental Policies of the Inverse OTC Strategy Fund, Inverse S&P 500 Strategy Fund, Nova Fund, OTC Fund, Government Long Bond 1.2x Strategy Fund, Inverse Government Long Bond Strategy Fund and Precious Metals Fund." With respect to borrowings in accordance with the limitations set forth in paragraphs 1 and 16, in the event that such asset coverage shall at any time fall below 300 per centum, a Fund must reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300 per centum within three days thereafter.

BROKERAGE ALLOCATION AND OTHER PRACTICES

BROKERAGE TRANSACTIONS. Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, a Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When a Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In addition, the Advisor may place a combined order, often referred to as "bunching," for two or more accounts it manages, including any of the Funds, engaged in the purchase or sale of the same security or other instrument if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or Fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or a Fund may obtain, it is the opinion of the Advisor and the Trust's Board that the advantages of combined orders outweigh the possible disadvantages of separate transactions. In addition, in some instances a Fund effecting the larger portion of a combined order may not benefit to the same extent as participants effecting smaller portions of the combined order. Nonetheless, the Advisor believes that the ability of a Fund to participate in higher volume transactions will generally be beneficial to the Fund.

For the fiscal years ended March 31, 2005, 2006 and 2007, the Funds paid the following brokerage commissions:

-------------------------------------------------------------------------------------------------------
                                                       AGGREGATE         AGGREGATE         AGGREGATE
                                                       BROKERAGE         BROKERAGE         BROKERAGE
                                         FUND         COMMISSIONS       COMMISSIONS       COMMISSIONS
                                       INCEPTION     DURING FISCAL     DURING FISCAL     DURING FISCAL
FUND NAME                                DATE       YEAR ENDED 2005   YEAR ENDED 2006   YEAR ENDED 2007
-------------------------------------------------------------------------------------------------------
Inverse Mid-Cap Strategy Fund          2/20/2004      $    7,501        $    3,040         $________
-------------------------------------------------------------------------------------------------------
Inverse OTC Strategy Fund               9/3/1998      $   61,863*       $   43,172*        $________*
-------------------------------------------------------------------------------------------------------
Inverse Russell 2000(R) Strategy
Fund                                   2/20/2004      $   34,389        $    9,558         $________
-------------------------------------------------------------------------------------------------------
Inverse S&P 500 Strategy Fund           1/7/1994      $        0*       $   62,241*        $________*
-------------------------------------------------------------------------------------------------------
Mid-Cap 1.5x Strategy                  8/16/2000      $  384,394        $  293,121         $________
-------------------------------------------------------------------------------------------------------
Multi-Cap Core Equity Fund             9/23/2002      $  191,415        $  216,857         $________
-------------------------------------------------------------------------------------------------------
Nova Fund                              7/12/1993      $  660,578*       $  320,427*        $________*
-------------------------------------------------------------------------------------------------------
OTC Fund                               2/14/1994      $1,145,560        $1,019,935         $________
-------------------------------------------------------------------------------------------------------
Russell 2000(R) Fund                    6/1/2006              **                **         $________
-------------------------------------------------------------------------------------------------------
Russell 2000(R) 1.5x Strategy Fund     11/1/2000      $1,570,604        $  871,303         $________
-------------------------------------------------------------------------------------------------------
S&P 500 Fund                            6/1/2006              **                **         $________
-------------------------------------------------------------------------------------------------------
Sector Rotation Fund                   3/22/2002      $  358,868        $  562,308         $________
-------------------------------------------------------------------------------------------------------
Large-Cap Growth Fund                  2/20/2004      $  231,506        $  375,472         $________
-------------------------------------------------------------------------------------------------------
Large-Cap Value Fund                   2/20/2004      $  319,522        $  626,468         $________
-------------------------------------------------------------------------------------------------------
Mid-Cap Growth Fund                    2/20/2004      $  256,276        $  470,678         $________
-------------------------------------------------------------------------------------------------------
Mid-Cap Value Fund                     2/20/2004      $  500,037        $  745,060         $________
-------------------------------------------------------------------------------------------------------
Small-Cap Growth Fund                  2/20/2004      $  479,787        $  664,728         $________
-------------------------------------------------------------------------------------------------------
Small-Cap Value Fund                   2/20/2004      $  712,496        $1,048,554         $________
-------------------------------------------------------------------------------------------------------
Banking Fund                            4/1/1998      $  289,916        $  179,372         $________
-------------------------------------------------------------------------------------------------------
Basic Materials Fund                    4/1/1998      $  537,481        $  330,761         $________
-------------------------------------------------------------------------------------------------------
Biotechnology Fund                      4/1/1998      $1,276,443        $  540,308         $________
-------------------------------------------------------------------------------------------------------
Consumer Products Fund                  7/6/1998      $  437,217        $  231,148         $________
-------------------------------------------------------------------------------------------------------
Electronics Fund                        4/1/1998      $1,050,979        $  860,942         $________
-------------------------------------------------------------------------------------------------------
Energy Fund                            4/21/1998      $  749,288        $  472,307         $________
-------------------------------------------------------------------------------------------------------
Energy Services Fund                    4/1/1998      $  434,546        $  424,270         $________
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
                                                       AGGREGATE         AGGREGATE         AGGREGATE
                                                       BROKERAGE         BROKERAGE         BROKERAGE
                                         FUND         COMMISSIONS       COMMISSIONS       COMMISSIONS
                                       INCEPTION     DURING FISCAL     DURING FISCAL     DURING FISCAL
FUND NAME                                DATE       YEAR ENDED 2005   YEAR ENDED 2006   YEAR ENDED 2007
-------------------------------------------------------------------------------------------------------
Financial Services Fund                 4/2/1998      $  439,412        $  242,685         $________
-------------------------------------------------------------------------------------------------------
Health Care Fund                       4/17/1998      $  285,674        $  332,316         $________
-------------------------------------------------------------------------------------------------------
Internet Fund                           4/6/2000      $  897,143        $  428,669         $________
-------------------------------------------------------------------------------------------------------
Leisure Fund                            4/1/1998      $  592,812        $  200,373         $________
-------------------------------------------------------------------------------------------------------
Precious Metals Fund                   12/1/1993      $2,761,026        $1,836,202         $________
-------------------------------------------------------------------------------------------------------
Retailing Fund                          4/1/1998      $  316,027        $  248,167         $________
-------------------------------------------------------------------------------------------------------
Technology Fund                        4/14/1998      $1,104,524        $  362,395         $________
-------------------------------------------------------------------------------------------------------
Telecommunications Fund                 4/1/1998      $  429,595        $  368,793         $________
-------------------------------------------------------------------------------------------------------
Transportation Fund                     4/2/1998      $  431,454        $  276,546         $________
-------------------------------------------------------------------------------------------------------
Utilities Fund                          4/3/2003      $  526,295        $  461,573         $________
-------------------------------------------------------------------------------------------------------
Europe 1.25x Strategy Fund              5/8/2000      $      280        $  132,586         $________
-------------------------------------------------------------------------------------------------------
Japan 1.25x Strategy Fund               5/8/2000      $   21,327        $   59,350         $________
-------------------------------------------------------------------------------------------------------
Government Long Bond 1.2x
Strategy Fund                           1/3/1994      $   44,930        $   63,590         $________
-------------------------------------------------------------------------------------------------------
Inverse Government Long Bond
Strategy Fund                           3/3/1995      $  779,922*       $  535,630*        $________*
-------------------------------------------------------------------------------------------------------
High Yield Strategy Fund               4/15/2007              **                **                **
-------------------------------------------------------------------------------------------------------
Inverse High Yield Strategy Fund       4/15/2007              **                **                **
-------------------------------------------------------------------------------------------------------
Absolute Return Strategies Fund        9/19/2005              **        $   33,709         $________
-------------------------------------------------------------------------------------------------------
Commodities Strategy Fund              5/25/2005              **        $    3,163         $________
-------------------------------------------------------------------------------------------------------
Strengthening Dollar 2x Strategy
Fund                                   5/25/2005              **        $      743         $________
-------------------------------------------------------------------------------------------------------
Weakening Dollar 2x Strategy Fund      5/25/2005              **        $      745         $________
-------------------------------------------------------------------------------------------------------
Hedged Equity Fund                     9/19/2005              **        $   22,909         $________
-------------------------------------------------------------------------------------------------------
Real Estate Fund                       2/20/2004      $  933,601        $  423,861         $________
-------------------------------------------------------------------------------------------------------
Essential Portfolio Conservative
Fund                                   6/30/2006              **                **         $________
-------------------------------------------------------------------------------------------------------
Essential Portfolio Moderate Fund      6/30/2006              **                **         $________
-------------------------------------------------------------------------------------------------------
Essential Portfolio Aggressive
Fund                                   6/30/2006              **                **         $________
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
                                                       AGGREGATE         AGGREGATE         AGGREGATE
                                                       BROKERAGE         BROKERAGE         BROKERAGE
                                         FUND         COMMISSIONS       COMMISSIONS       COMMISSIONS
                                       INCEPTION     DURING FISCAL     DURING FISCAL     DURING FISCAL
FUND NAME                                DATE       YEAR ENDED 2005   YEAR ENDED 2006   YEAR ENDED 2007
-------------------------------------------------------------------------------------------------------
U.S. Government Money Market Fund      12/1/1993      $        0        $        0         $________
-------------------------------------------------------------------------------------------------------

* Prior to April 1, 2007, the Funds pursued their respective investment objectives indirectly through a master-feeder arrangement, and the brokerage commissions were paid by the corresponding master fund. Effective April 1, 2007, the Funds discontinued their master-feeder arrangements and now pursue their investment objectives directly. As a result, the Funds pay all fees and expenses.

**    Not in operation for the period indicated.

[Differences, year to year, in the amount of brokerage commissions paid by the Funds (as disclosed in the table above) were primarily the result of shareholder purchase and redemption activity, as well as each Fund's overall volatility. Changes in the amount of commissions paid by a Fund do not reflect material changes in that Fund's investment objective or strategies over these periods.] [TO BE CONFIRMED BY AMENDMENT]

BROKERAGE SELECTION. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Funds' Advisor may select a broker based upon brokerage or research services provided to the Advisor. The Advisor may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the Securities Exchange Act of 1934, as amended (the "1934 Act") permits the Advisor, under certain circumstances, to cause each Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Advisor may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Advisor believes that access to independent investment research is beneficial to its investment decision-making processes and, therefore, to each Fund.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Advisor might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Advisor may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Advisor will be in addition to and not in lieu of the services required to be performed by the Funds' Advisor under the Advisory Agreement. Any advisory or other fees paid to the Advisor are not reduced as a result of the receipt of research services.

In some cases the Advisor may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Advisor makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Advisor will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Advisor faces a potential conflict of interest, but the Advisor believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to its research and non-research uses.

From time to time, a Fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the Advisor with research services. The NASD has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

For the Trust's fiscal year ended March 31, 2007, the Funds paid the following commissions on brokerage transactions directed to brokers pursuant to an agreement or understanding whereby the broker provides research or other brokerage services to the Advisor:

--------------------------------------------------------------------------------------------
                                                                     TOTAL DOLLAR AMOUNT OF
                                          TOTAL DOLLAR AMOUNT OF     TRANSACTIONS INVOLVING
                                          BROKERAGE COMMISSIONS    BROKERAGE COMMISSIONS FOR
FUND NAME                                 FOR RESEARCH SERVICES        RESEARCH SERVICES
--------------------------------------------------------------------------------------------
Inverse Mid-Cap Strategy Fund                   $________                  $________
--------------------------------------------------------------------------------------------
Inverse OTC Strategy Fund                       $________*                 $________*
--------------------------------------------------------------------------------------------
Inverse Russell 2000(R) Strategy Fund           $________                  $________
--------------------------------------------------------------------------------------------
Inverse S&P 500 Strategy Fund                   $________*                 $________*
--------------------------------------------------------------------------------------------
Mid-Cap 1.5x Strategy Fund                      $________                  $________
--------------------------------------------------------------------------------------------
Multi-Cap Core Equity Fund                      $________                  $________
--------------------------------------------------------------------------------------------
Nova Fund                                       $________*                 $________*
--------------------------------------------------------------------------------------------
OTC Fund                                        $________                  $________
--------------------------------------------------------------------------------------------
Russell 2000(R) Fund                            $________                  $________
--------------------------------------------------------------------------------------------
Russell 2000(R) 1.5x Strategy Fund              $________                  $________
--------------------------------------------------------------------------------------------
S&P 500 Fund                                    $________                  $________
--------------------------------------------------------------------------------------------
Sector Rotation Fund                            $________                  $________
--------------------------------------------------------------------------------------------
Large-Cap Growth Fund                           $________                  $________
--------------------------------------------------------------------------------------------
Large-Cap Value Fund                            $________                  $________
--------------------------------------------------------------------------------------------
Mid-Cap Growth Fund                             $________                  $________
--------------------------------------------------------------------------------------------
Mid-Cap Value Fund                              $________                  $________
--------------------------------------------------------------------------------------------
Small-Cap Growth Fund                           $________                  $________
--------------------------------------------------------------------------------------------
Small-Cap Value Fund                            $________                  $________
--------------------------------------------------------------------------------------------
Banking Fund                                    $________                  $________
--------------------------------------------------------------------------------------------
Basic Materials Fund                            $________                  $________
--------------------------------------------------------------------------------------------
Biotechnology Fund                              $________                  $________
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
Consumer Products Fund                          $________                  $________
--------------------------------------------------------------------------------------------
Electronics Fund                                $________                  $________
--------------------------------------------------------------------------------------------
Energy Fund                                     $________                  $________
--------------------------------------------------------------------------------------------
Energy Services Fund                            $________                  $________
--------------------------------------------------------------------------------------------
Financial Services Fund                         $________                  $________
--------------------------------------------------------------------------------------------
Health Care Fund                                $________                  $________
--------------------------------------------------------------------------------------------
Internet Fund                                   $________                  $________
--------------------------------------------------------------------------------------------
Leisure Fund                                    $________                  $________
--------------------------------------------------------------------------------------------
Precious Metals Fund                            $________                  $________
--------------------------------------------------------------------------------------------
Retailing Fund                                  $________                  $________
--------------------------------------------------------------------------------------------
Technology Fund                                 $________                  $________
--------------------------------------------------------------------------------------------
Telecommunications Fund                         $________                  $________
--------------------------------------------------------------------------------------------
Transportation Fund                             $________                  $________
--------------------------------------------------------------------------------------------
Utilities Fund                                  $________                  $________
--------------------------------------------------------------------------------------------
Europe 1.25x Strategy Fund                      $________                  $________
--------------------------------------------------------------------------------------------
Japan 1.25x Strategy Fund                       $________                  $________
--------------------------------------------------------------------------------------------
Government Long Bond 1.2x Strategy Fund         $________                  $________
--------------------------------------------------------------------------------------------
Inverse Government Long Bond Strategy
Fund                                            $________*                 $________*
--------------------------------------------------------------------------------------------
High Yield Strategy Fund                               **                         **
--------------------------------------------------------------------------------------------
Inverse High Yield Strategy Fund                       **                         **
--------------------------------------------------------------------------------------------
Absolute Return Strategies Fund                 $________                  $________
--------------------------------------------------------------------------------------------
Commodities Strategy Fund                       $________                  $________
--------------------------------------------------------------------------------------------
Strengthening Dollar 2x Strategy Fund           $________                  $________
--------------------------------------------------------------------------------------------
Weakening Dollar 2x Strategy Fund               $________                  $________
--------------------------------------------------------------------------------------------
Hedged Equity Fund                              $________                  $________
--------------------------------------------------------------------------------------------
Real Estate Fund                                $________                  $________
--------------------------------------------------------------------------------------------
Essential Portfolio Conservative Fund           $________                  $________
--------------------------------------------------------------------------------------------
Essential Portfolio Moderate Fund               $________                  $________
--------------------------------------------------------------------------------------------
Essential Portfolio Aggressive Fund             $________                  $________
--------------------------------------------------------------------------------------------
U.S. Government Money Market Fund                ________                  $________
--------------------------------------------------------------------------------------------

* Prior to April 1, 2007, the Funds pursued their respective investment objectives indirectly through a master-feeder arrangement, and the brokerage commissions were paid by the corresponding master fund. Effective April 1, 2007, the Funds discontinued their master-feeder arrangements and now pursue their investment objectives directly. As a result, the Funds pay all fees and expenses.

**    Not in operation for the period indicated.

BROKERAGE WITH FUND AFFILIATES. A Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of the Fund, the Advisor or Rydex Distributors, Inc. (the "Distributor") for a commission in conformity with the 1940 Act, the 1934 Act and the rules promulgated by the SEC. In such instances, the placement of orders with such brokers would be consistent with the Funds' objectives of obtaining best execution and would not be dependent upon the fact that the broker is an affiliate of the Fund, the Advisor or the Distributor. With respect to orders placed with the broker for execution on a securities exchange, commissions received must conform to Section 17(e)(2)(A) of the 1940 Act and Rule 17e-1 thereunder, which permit an affiliated person of a registered investment company, or any affiliated person of such person to receive a brokerage commission from such registered company provided that such commission is fair and reasonable compared to the commission received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time. The members of the Board, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

For the fiscal years ended March 31, 2005, 2006 and 2007, the Funds paid the following brokerage commissions to the Distributor:

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 PERCENTAGE OF TOTAL
                                                                                                                      BROKERAGE
                                                                                                PERCENTAGE OF       TRANSACTIONS,
                                                                    AGGREGATE BROKERAGE        TOTAL BROKERAGE    INVOLVING PAYMENT
                                                              COMMISSIONS PAID TO AFFILIATED     COMMISSIONS       OF COMMISSIONS,
                                                    FUND                  BROKER                   PAID TO        EFFECTED THROUGH
                                                  INCEPTION   ------------------------------      AFFILIATED         AFFILIATED
FUND NAME                                           DATE         2005        2006      2007     BROKER IN 2007     BROKERS IN 2007
------------------------------------------------------------------------------------------------------------------------------------
Inverse Mid-Cap Strategy Fund                     2/20/2004   $       0   $       0   $_____        _____%              _____%
------------------------------------------------------------------------------------------------------------------------------------
Inverse OTC Strategy Fund                          9/3/1998   $       0*  $       0*  $_____*       _____%*             _____%*
------------------------------------------------------------------------------------------------------------------------------------
Inverse Russell 2000(R) Strategy Fund             2/20/2004   $       0   $       0   $_____        _____%              _____%
------------------------------------------------------------------------------------------------------------------------------------
Inverse S&P 500 Strategy Fund                      1/7/1994   $       0*  $       0*  $_____*       _____%*             _____%*
------------------------------------------------------------------------------------------------------------------------------------
Mid-Cap 1.5x Strategy Fund                        8/16/2000   $   3,935   $     512   $_____        _____%              _____%
------------------------------------------------------------------------------------------------------------------------------------
Multi-Cap Core Equity Fund                        9/23/2002   $       0   $       0   $_____        _____%              _____%
------------------------------------------------------------------------------------------------------------------------------------
Nova Fund                                         7/12/1993   $   9,667*  $       0*  $_____*       _____%*             _____%*
------------------------------------------------------------------------------------------------------------------------------------
OTC Fund                                          2/14/1994   $       0   $       0   $_____        _____%              _____%
------------------------------------------------------------------------------------------------------------------------------------
Russell 2000(R) Fund                               6/1/2006          **          **   $_____        _____%              _____%
------------------------------------------------------------------------------------------------------------------------------------
Russell 2000(R) 1.5x Strategy Fund                11/1/2000   $   1,477   $   1,563   $_____        _____%              _____%
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 Fund                                       6/1/2006          **          **   $_____        _____%              _____%
------------------------------------------------------------------------------------------------------------------------------------
Sector Rotation Fund                              3/22/2002   $       0   $   1,102   $_____        _____%              _____%
------------------------------------------------------------------------------------------------------------------------------------
Large-Cap Growth Fund                             2/20/2004   $   9,488   $   1,224   $_____        _____%              _____%
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Value Fund                              2/20/2004   $  11,271   $   1,819   $_____        _____%              _____%
------------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Growth Fund                               2/20/2004   $  28,069   $   2,744   $_____        _____%              _____%
------------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Fund                                2/20/2004   $  14,802   $   3,764   $_____        _____%              _____%
------------------------------------------------------------------------------------------------------------------------------------
Small-Cap Growth Fund                             2/20/2004   $  24,810   $   2,247   $_____        _____%              _____%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Small-Cap Value Fund                              2/20/2004   $  16,622   $   2,425   $_____        _____%              _____%
------------------------------------------------------------------------------------------------------------------------------------
Banking Fund                                       4/1/1998   $     743   $   1,443   $_____        _____%              _____%
------------------------------------------------------------------------------------------------------------------------------------
Basic Materials Fund                               4/1/1998   $     944   $       0   $_____        _____%              _____%
------------------------------------------------------------------------------------------------------------------------------------
Biotechnology Fund                                 4/1/1998   $       0   $       0   $_____        _____%              _____%
------------------------------------------------------------------------------------------------------------------------------------
Consumer Products Fund                             7/6/1998   $   7,437   $   1,275   $_____        _____%              _____%
------------------------------------------------------------------------------------------------------------------------------------
Electronics Fund                                   4/1/1998   $  18,698   $       0   $_____        _____%              _____%
------------------------------------------------------------------------------------------------------------------------------------
Energy Fund                                       4/21/1998   $   5,512   $       0   $_____        _____%              _____%
------------------------------------------------------------------------------------------------------------------------------------
Energy Services Fund                               4/1/1998   $   4,873   $       0   $_____        _____%              _____%
------------------------------------------------------------------------------------------------------------------------------------
Financial Services Fund                            4/2/1998   $   1,731   $       0   $_____        _____%              _____%
------------------------------------------------------------------------------------------------------------------------------------
Health Care Fund                                  4/17/1998   $       0   $   1,285   $_____        _____%              _____%
------------------------------------------------------------------------------------------------------------------------------------
Internet Fund                                      4/6/2000   $  17,380   $       0   $_____        _____%              _____%
------------------------------------------------------------------------------------------------------------------------------------
Leisure Fund                                       4/1/1998   $   5,262   $       0   $_____        _____%              _____%
------------------------------------------------------------------------------------------------------------------------------------
Precious Metals Fund                              12/1/1993   $       0   $       0   $_____        _____%              _____%
------------------------------------------------------------------------------------------------------------------------------------
Retailing Fund                                     4/1/1998   $     966   $       0   $_____        _____%              _____%
------------------------------------------------------------------------------------------------------------------------------------
Technology Fund                                   4/14/1998   $     782   $       0   $_____        _____%              _____%
------------------------------------------------------------------------------------------------------------------------------------
Telecommunications Fund                            4/1/1998   $   1,149   $       0   $_____        _____%              _____%
------------------------------------------------------------------------------------------------------------------------------------
Transportation Fund                                4/2/1998   $   5,153   $       0   $_____        _____%              _____%
------------------------------------------------------------------------------------------------------------------------------------
Utilities Fund                                     4/3/2003   $   7,142   $   1,208   $_____        _____%              _____%
------------------------------------------------------------------------------------------------------------------------------------
Europe 1.25x Strategy Fund                         5/8/2000   $       0   $       0   $_____        _____%              _____%
------------------------------------------------------------------------------------------------------------------------------------
Japan 1.25x Strategy Fund                          5/8/2000   $       0   $       0   $_____        _____%              _____%
------------------------------------------------------------------------------------------------------------------------------------
Government Long Bond 1.2x Strategy Fund            1/3/1994   $       0   $       0   $_____        _____%              _____%
------------------------------------------------------------------------------------------------------------------------------------
Inverse Government Long Bond Strategy Fund         3/3/1995   $       0*  $       0*  $_____*       _____%*             _____%*
------------------------------------------------------------------------------------------------------------------------------------
High Yield Strategy Fund                          4/15/2007          **          **       **           **                  **
------------------------------------------------------------------------------------------------------------------------------------
Inverse High Yield Strategy Fund                  4/15/2007          **          **       **           **                  **
------------------------------------------------------------------------------------------------------------------------------------
Absolute Return Strategies Fund                   9/19/2005          **   $       0   $_____        _____%              _____%
------------------------------------------------------------------------------------------------------------------------------------
Commodities Strategy Fund                         5/25/2005          **   $       0   $_____        _____%              _____%
------------------------------------------------------------------------------------------------------------------------------------
Strengthening Dollar 2x Strategy Fund             5/25/2005          **   $       0   $_____        _____%              _____%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Weakening Dollar 2x Strategy Fund                 5/25/2005          **   $       0   $_____        _____%              _____%
------------------------------------------------------------------------------------------------------------------------------------
Hedged Equity Fund                                9/19/2005          **   $       0   $_____        _____%              _____%
------------------------------------------------------------------------------------------------------------------------------------
Real Estate Fund                                  2/20/2004   $   6,529   $   1,140   $_____        _____%              _____%
------------------------------------------------------------------------------------------------------------------------------------
Essential Portfolio Conservative Fund             6/30/2006          **          **   $_____        _____%              _____%
------------------------------------------------------------------------------------------------------------------------------------
Essential Portfolio Moderate Fund                 6/30/2006          **          **   $_____        _____%              _____%
------------------------------------------------------------------------------------------------------------------------------------
Essential Portfolio Aggressive Fund               6/30/2006          **          **   $_____        _____%              _____%
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Money Market Fund                 12/1/1993   $       0   $       0   $_____        _____%              _____%
------------------------------------------------------------------------------------------------------------------------------------

* Prior to April 1, 2007, the Funds pursued their respective investment objectives indirectly through a master-feeder arrangement, and the brokerage commissions were paid by the corresponding master fund. Effective April 1, 2007, the Funds discontinued their master-feeder arrangements and now pursue their investment objectives directly. As a result, the Funds pay all fees and expenses.

**    Not in operation for the period indicated.

SECURITIES OF "REGULAR BROKER-DEALERS." The Funds are required to identify any securities of their "regular brokers and dealers" (as such term is defined in the 1940 Act) which the Funds may hold at the close of their most recent fiscal year. "Regular brokers or dealers" of the Trust are the ten brokers or dealers that, during the most recent fiscal year: (i) received the greatest dollar amounts of brokerage commissions from the Trust's portfolio transactions; (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust; or (iii) sold the largest dollar amounts of the Trust's shares. As of March 31, 2007, the following Funds held the following securities of the Trust's "regular brokers or dealers" except for the [Nova, Inverse S&P 500 Strategy, Inverse OTC Strategy and Inverse Government Long Bond Strategy Funds], which held securities of the Trust's "regular brokers or dealers" at the master fund level.

--------------------------------------------------------------------------------
                                                 TOTAL $ AMOUNT OF SECURITIES OF
FUND NAME       FULL NAME OF BROKER/DEALER       EACH REGULAR BROKER-DEALER HELD
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

MANAGEMENT OF THE TRUST

BOARD RESPONSIBILITIES. The management and affairs of the Trust are supervised by the Board under the laws of the State of Delaware and the 1940 Act. The Board has approved contracts, as described below, under which certain companies provide essential management services to the Trust.

MEMBERS OF THE BOARD AND OFFICERS OF THE TRUST. Set forth below are the names, ages, position with the Trust, term of office, and the principal occupations for a minimum of the last five years of each of the persons currently serving as members of the Board and as Executive Officers of the Trust. Also included below is the term of office for each of the Executive Officers of the Trust. The members of the Board serve as Trustees for the life of the Trust or until retirement, removal, or their office is terminated pursuant to the Trust's Declaration of Trust. Unless otherwise noted, the business address of each Trustee and Officer is 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850.

---------------------------------------------------------------------------------------------------------------------------------
                               POSITION(S)                                                      NUMBER OF
                                HELD WITH                                                     PORTFOLIOS IN
                                THE TRUST,                                                         FUND
                                 TERM OF                                                         COMPLEX
      NAME, ADDRESS             OFFICE AND                                                       OVERSEEN
       AND AGE OF               LENGTH OF                  PRINCIPAL OCCUPATION(S)             BY TRUSTEE/    OTHER DIRECTORSHIPS
     TRUSTEE/OFFICER           TIME SERVED                   DURING PAST 5 YEARS                 OFFICER        HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------------------
                                                            INTERESTED TRUSTEES*
---------------------------------------------------------------------------------------------------------------------------------
Michael P. Byrum (36)      Trustee and           PADCO  ADVISORS,  INC. AND PADCO ADVISORS         248        None.
                           Secretary from 2005   II, INC. (RYDEX INVESTMENTS):
                           to present.           Chief  Investment  Officer,  President and
                                                 Secretary  from  August  2006 to  present;
                                                 Executive    Vice   President   of   PADCO
                                                 Advisors,  Inc.  from December 2002 to May
                                                 2004,  and PADCO  Advisors  II, Inc.  from
                                                 December   2002   to   May   2004;   Chief
                                                 Operating  Officer  PADCO  Advisors,  Inc.
                                                 from  October  2003 to May 2004 and  PADCO
                                                 Advisors II, Inc.  from  December  2003 to
                                                 May 2004;  and President  from May 2004 to
                                                 August 2006

                                                 RYDEX CAPITAL PARTNERS I, LLC:
                                                 President and Secretary  from October 2003
                                                 to March 2007

                                                 RYDEX CAPITAL PARTNERS II, LLC:
                                                 President and Secretary  from October 2003
                                                 to March 2007
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                               POSITION(S)                                                      NUMBER OF
                                HELD WITH                                                     PORTFOLIOS IN
                                THE TRUST,                                                         FUND
                                 TERM OF                                                         COMPLEX
      NAME, ADDRESS             OFFICE AND                                                       OVERSEEN
       AND AGE OF               LENGTH OF                  PRINCIPAL OCCUPATION(S)             BY TRUSTEE/    OTHER DIRECTORSHIPS
     TRUSTEE/OFFICER           TIME SERVED                   DURING PAST 5 YEARS                 OFFICER        HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------------------
                                                 RYDEX DISTRIBUTORS, INC.:
                                                 Secretary  from December 2001 to May 2004;
                                                 Executive  Vice  President  from  December
                                                 2002  to May  2004;  and  Chief  Operating
                                                 Officer from December 2003 to May 2004

                                                 RYDEX FUND SERVICES, INC.:
                                                 Secretary  from  December 2002 to present;
                                                 Executive  Vice  President  from  December
                                                 2002 to August 2006;  and Chief  Operating
                                                 Officer from December 2003 to May 2004

                                                 RYDEX HOLDINGS, INC.:
                                                 Secretary  from  December  2005 to present
                                                 and   Executive    Vice   President   from
                                                 December 2005 to August 2006

                                                 ADVISOR RESEARCH CENTER, INC.:
                                                 Secretary  from  May 2006 to  present  and
                                                 Executive  Vice President from May 2006 to
                                                 August 2006

                                                 RYDEX SPECIALIZED PRODUCTS, LLC:
                                                 Manager and Secretary  from September 2005
                                                 to present
---------------------------------------------------------------------------------------------------------------------------------
Carl G. Verboncoeur (54)   Trustee from 2004     PADCO  ADVISORS,  INC. AND PADCO ADVISORS         248        None.
                           to present;           II, INC. (RYDEX INVESTMENTS):
                           President from 2003   Chief  Executive  Officer from May 2004 to
                           to present; Vice      present;  Treasurer  from December 2002 to
                           President from 1997   present;   Executive   Vice  President  of
                           to present; and       PADCO  Advisors,  Inc.  from December 2002
                           Treasurer from 1997   to October  2003,  and PADCO  Advisors II,
                           to 2003.              Inc. from December 2002 to December  2003;
                                                 President  of PADCO  Advisors,  Inc.  from
                                                 October  2003  to  May  2004,   and  PADCO
                                                 Advisors II, Inc.  from  December  2002 to
                                                 May 2004; and Chief  Executive  Officer of
                                                 PADCO Advisors,  Inc. from October 2003 to
                                                 May 2004 and PADCO  Advisors II, Inc. from
                                                 December 2003 to May 2004
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                               POSITION(S)                                                      NUMBER OF
                                HELD WITH                                                     PORTFOLIOS IN
                                THE TRUST,                                                         FUND
                                 TERM OF                                                         COMPLEX
      NAME, ADDRESS             OFFICE AND                                                       OVERSEEN
       AND AGE OF               LENGTH OF                  PRINCIPAL OCCUPATION(S)             BY TRUSTEE/    OTHER DIRECTORSHIPS
     TRUSTEE/OFFICER           TIME SERVED                   DURING PAST 5 YEARS                 OFFICER        HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------------------
                                                 RYDEX CAPITAL PARTNERS I, LLC:
                                                 Treasurer   from  October  2003  to  March
                                                 2007,  and Executive  Vice  President from
                                                 October 2003 to August 2006

                                                 RYDEX CAPITAL PARTNERS II, LLC:
                                                 Treasurer   from  October  2003  to  March
                                                 2007,  and Executive  Vice  President from
                                                 October 2003 to August 2006

                                                 RYDEX DISTRIBUTORS, INC.:
                                                 President  and  Chief  Executive   Officer
                                                 from December  2003 to present;  Treasurer
                                                 from December  2002 to present;  Executive
                                                 Vice   President  from  December  2002  to
                                                 December  2003;  and Vice  President  from
                                                 December 2001 to December 2002

                                                 RYDEX FUND SERVICES, INC.:
                                                 President  and  Chief  Executive   Officer
                                                 from December  2003 to present;  Treasurer
                                                 from December  2002 to present;  President
                                                 from December 2002 to December  2003;  and
                                                 Executive  Vice  President  from  December
                                                 2001 to December 2002

                                                 RYDEX HOLDINGS, INC.:
                                                 Chief  Executive  Officer,  President  and
                                                 Treasurer from December 2005 to present

                                                 ADVISOR RESEARCH CENTER, INC.:
                                                 Chief  Executive  Officer,  President  and
                                                 Treasurer from May 2006 to present

                                                 RYDEX SPECIALIZED PRODUCTS, LLC:
                                                 Manager,   Chief  Executive   Officer  and
                                                 Treasurer from September 2005 to present
---------------------------------------------------------------------------------------------------------------------------------
                                                          INDEPENDENT TRUSTEES
---------------------------------------------------------------------------------------------------------------------------------
Corey A. Colehour (61)     Trustee from 1993     Retired from August 2006 to present.              248        None.
                           to present; and       Owner and President of Schield Management
                           Member of the Audit   Company (registered investment adviser)
                           and Nominating        from 2005 to 2006; and Senior Vice
                           Committees from       President of Marketing and Co-Owner of
                           1995 to present.      Schield Management Company from 1985 to
                                                 2005.
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                               POSITION(S)                                                      NUMBER OF
                                HELD WITH                                                     PORTFOLIOS IN
                                THE TRUST,                                                         FUND
                                 TERM OF                                                         COMPLEX
      NAME, ADDRESS             OFFICE AND                                                       OVERSEEN
       AND AGE OF               LENGTH OF                  PRINCIPAL OCCUPATION(S)             BY TRUSTEE/    OTHER DIRECTORSHIPS
     TRUSTEE/OFFICER           TIME SERVED                   DURING PAST 5 YEARS                 OFFICER        HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------------------
J. Kenneth Dalton (65)     Trustee from 1995     Retired.                                          248        None.
                           to present; Member
                           of the Nominating
                           Committee from 1995
                           to present; and
                           Chairman of the
                           Audit Committee
                           from 1997 to
                           present.
---------------------------------------------------------------------------------------------------------------------------------
John O. Demaret (66)       Trustee from 1997     Retired.                                          248        None.
                           to present;
                           Chairman of the
                           Board from 2006 to
                           present; and Member
                           of the Audit and
                           Nominating
                           Committees from
                           1997 to present.
---------------------------------------------------------------------------------------------------------------------------------
Werner E. Keller (66)      Trustee and Member    Founder and President of Keller Partners,         248        None.
                           of the Audit and      LLC (registered investment adviser) from
                           Nominating            2005 to present; and Retired from 2001 to
                           Committees from       2005.
                           2005 to present.
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                               POSITION(S)                                                      NUMBER OF
                                HELD WITH                                                     PORTFOLIOS IN
                                THE TRUST,                                                         FUND
                                 TERM OF                                                         COMPLEX
     NAME, ADDRESS              OFFICE AND                                                       OVERSEEN
      AND AGE OF                LENGTH OF                  PRINCIPAL OCCUPATION(S)             BY TRUSTEE/    OTHER DIRECTORSHIPS
    TRUSTEE/OFFICER            TIME SERVED                   DURING PAST 5 YEARS                 OFFICER        HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------------------
Thomas F. Lydon (46)       Trustee and Member    President of Global Trends Investments            248        None.
                           of the Audit and      (registered investment adviser) from 1996
                           Nominating            to present.
                           Committees from
                           2005 to present.
---------------------------------------------------------------------------------------------------------------------------------
Patrick T. McCarville      Trustee from 1997     Chief Executive Officer of Par                    248        None.
(64)                       to present;           Industries, Inc., d/b/a Par Leasing from
                           Chairman of the       1977 to present.
                           Nominating
                           Committee from 1997
                           to present; and
                           Member of the Audit
                           Committee from 1997
                           to present.
---------------------------------------------------------------------------------------------------------------------------------
Roger Somers (62)          Trustee from 1993     Founder and Chief Executive Officer of            248        None.
                           to present; and       Arrow Limousine from 1965 to present.
                           Member of the Audit
                           and Nominating
                           Committees from
                           1995 to present.
---------------------------------------------------------------------------------------------------------------------------------
                                                                OFFICERS
---------------------------------------------------------------------------------------------------------------------------------
Nick Bonos (43)            Vice President and    Senior Vice President of Rydex Fund               248        Not Applicable.
                           Treasurer from 2003   Services, Inc. from 2003 to present; and
                           to present.           Vice President of Accounting, Rydex Fund
                                                 Services, Inc. from 2000 to 2003.
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                               POSITION(S)                                                      NUMBER OF
                                HELD WITH                                                     PORTFOLIOS IN
                                THE TRUST,                                                         FUND
                                 TERM OF                                                         COMPLEX
     NAME, ADDRESS              OFFICE AND                                                       OVERSEEN
      AND AGE OF                LENGTH OF                  PRINCIPAL OCCUPATION(S)             BY TRUSTEE/    OTHER DIRECTORSHIPS
    TRUSTEE/OFFICER            TIME SERVED                   DURING PAST 5 YEARS                 OFFICER        HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------------------
Joanna M. Haigney (40)     Chief Compliance      Vice President of Rydex Fund Services,            248        Not Applicable.
                           Officer from 2004     Inc. from 2004 to present; and Vice
                           to present; and       President of Compliance of Rydex
                           Secretary from 2002   Investments from 2000 to present.
                           to present.
---------------------------------------------------------------------------------------------------------------------------------

* Messrs. Verboncoeur and Byrum are "interested" persons of the Trust, as that term is defined in the 1940 Act by virtue of their affiliation with the Funds' Advisor.

BOARD STANDING COMMITTEES. The Board has established the following standing committees:

      AUDIT COMMITTEE. The Board has a standing Audit Committee that is composed of each of the independent trustees of the Trust, and which operates pursuant to a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust's independent auditor and whether to terminate this relationship; reviewing the independent auditors' compensation, the proposed scope and terms of its engagement, and the firm's independence; serving as a channel of communication between the independent auditor and the Board; reviewing the results of each external audit, including any qualifications in the independent auditors' opinion, any related management letter, management's responses to recommendations made by the independent auditors in connection with the audit, reports submitted to the Committee by the Trust's Servicer that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent auditor that arose in connection with the preparation of those financial statements; considering, in consultation with the independent auditors and the Trust's senior internal accounting executive, if any, the independent auditors' report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with the Trust's independent auditors, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and other audit related matters. Messrs. Colehour, Dalton, Demaret, Keller, Lydon, McCarville and Somers currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary, and met XX times in the Trust's most recently completed fiscal year.

      NOMINATING COMMITTEE. The Board has a standing Nominating Committee that is composed of each of the independent trustees of the Trust. The Nominating Committee operates under a written charter approved by the Board. The principal responsibility of the Nominating Committee is to consider, recommend and nominate candidates to fill vacancies on the Trust's Board, if any. The Nominating Committee does not have specific procedures in place to consider nominees recommended by shareholders, but would consider such nominees if submitted in accordance with Rule 14a-8 of the 1934 Act in conjunction with a shareholder meeting to consider the election of the members of the Board of Trustees of the Trust. The Nominating Committee also reviews the compensation for the Board members. Messrs. Colehour, Dalton, Demaret, Keller, Lydon,

      McCarville and Somers serve as members of the Nominating Committee. The Nominating Committee meets periodically, as necessary, and met XX times during the Trust's most recently completed fiscal year.

      FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of the Funds and all Rydex Funds as of the end of the most recently completed calendar year. With the exception of those Funds listed below, none of the Trustees beneficially owned shares of the Funds as of December 31, 2006. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The Trustees and the officers of the Trust own less than 1% of the outstanding shares of the Trust.

--------------------------------------------------------------------------------
                                                            AGGREGATE DOLLAR
                                                         RANGE OF SHARES IN ALL
                                     DOLLAR RANGE OF     RYDEX FUNDS OVERSEEN
         NAME            FUND NAME    FUND SHARES 1          BY TRUSTEE 1,2
--------------------------------------------------------------------------------
                               INTERESTED TRUSTEES
--------------------------------------------------------------------------------
Michael P. Byrum            XXX            XXX                    XXX
--------------------------------------------------------------------------------
Carl G. Verboncoeur         XXX            XXX                    XXX
--------------------------------------------------------------------------------
                              INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------
Corey A. Colehour           XXX            XXX                    XXX
--------------------------------------------------------------------------------
J. Kenneth Dalton           XXX            XXX                    XXX
--------------------------------------------------------------------------------
John O. Demaret             XXX            XXX                    XXX
--------------------------------------------------------------------------------
Thomas F. Lydon             XXX            XXX                    XXX
--------------------------------------------------------------------------------
Werner E. Keller            XXX            XXX                    XXX
--------------------------------------------------------------------------------
Patrick T. McCarville       XXX            XXX                    XXX
--------------------------------------------------------------------------------
Roger J. Somers             XXX            XXX                    XXX
--------------------------------------------------------------------------------

1     Information provided is as of December 31, 2006.

2 Includes Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust and Rydex ETF Trust.

      BOARD AND OFFICER COMPENSATION. The aggregate compensation paid by the Trust to each of its Board members and officers serving during the fiscal year ended March 31, 2007, is set forth in the table below. Board members who are directors, officers or employees of the Advisor or any of its affiliated entities do not receive compensation from the Trust:

-------------------------------------------------------------------------------------
                                           PENSION OR       ESTIMATED
                                           RETIREMENT         ANNUAL        TOTAL
                         AGGREGATE      BENEFITS ACCRUED     BENEFITS    COMPENSATION
                        COMPENSATION   AS PART OF TRUST'S      UPON       FROM FUND
   NAME OF TRUSTEE       FROM TRUST         EXPENSES        RETIREMENT     COMPLEX *
-------------------------------------------------------------------------------------
INTERESTED TRUSTEES**
-------------------------------------------------------------------------------------
Michael P. Byrum             $0                $0               $0            $0
-------------------------------------------------------------------------------------
Carl G. Verboncoeur          $0                $0               $0            $0
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
                                           PENSION OR       ESTIMATED
                                           RETIREMENT         ANNUAL        TOTAL
                         AGGREGATE      BENEFITS ACCRUED     BENEFITS    COMPENSATION
                        COMPENSATION   AS PART OF TRUST'S      UPON       FROM FUND
   NAME OF TRUSTEE       FROM TRUST         EXPENSES        RETIREMENT     COMPLEX *
-------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------
Corey A. Colehour           $XXX               $0               $0           $XXX
-------------------------------------------------------------------------------------
J. Kenneth Dalton           $XXX               $0               $0           $XXX
-------------------------------------------------------------------------------------
John O. Demaret             $XXX               $0               $0           $XXX
-------------------------------------------------------------------------------------
Werner E. Keller            $XXX               $0               $0           $XXX
-------------------------------------------------------------------------------------
Thomas F. Lydon             $XXX               $0               $0           $XXX
-------------------------------------------------------------------------------------
Patrick T. McCarville       $XXX               $0               $0           $XXX
-------------------------------------------------------------------------------------
Roger J. Somers             $XXX               $0               $0           $XXX
-------------------------------------------------------------------------------------

* Represents total compensation for service as Trustee of the Trust, Rydex ETF Trust, Rydex Dynamic Funds, and Rydex Variable Trust.

** Messrs. Verboncoeur and Byrum are "interested" persons of the Trust, as that term is defined in the 1940 Act by virtue of their affiliation with the Funds' Advisor. As officers of the Advisor, they do not receive compensation from the Trust.

CODE OF ETHICS

The Board has adopted a Combined Code of Ethics (the "Code of Ethics") pursuant to Rule 17j-1 under the 1940 Act. The Advisor, Servicer and Distributor are also covered by the Code of Ethics. The Code of Ethics applies to the personal investing activities of trustees, directors, officers and certain employees ("access persons"). Rule 17j-1 and the Code of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under the Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in private placements and are prohibited from investing in initial public offerings. The Code of Ethics is on file with the SEC, and is available to the public.

PROXY VOTING

The Board has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to the Advisor. The Advisor will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix B to this SAI. The Board will periodically review each Fund's proxy voting record.

The Trust annually discloses its complete proxy voting record on Form N-PX. The Trust's most recent Form N-PX is available, without charge, upon request, by calling 800.820.0888 or 301.296.5100 or by writing to

Rydex Series Funds at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. The Trust's Form N-PX is also available on the SEC's web site at www.sec.gov.

THE ADVISORY AGREEMENTS

PADCO Advisors, Inc., 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, provides portfolio management to each Fund pursuant to an advisory contract with the Trust. The Advisor was incorporated in the State of Maryland on February 5, 1993 and, together with PADCO Advisors II, Inc., a registered investment adviser under common control, does business under the name Rydex Investments (the "Advisor"). The voting common stock of the Advisor is held predominantly by a trust established by the late Albert P. Viragh, Jr., the founder of the Advisor, for the benefit of members of his family (the "Viragh Family Trust"). Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through its ownership of voting common stock, the Viragh Family Trust and/or its three trustees, Katherine A. Viragh, Mark S. Viragh and Roger E. Young, may be deemed, under the 1940 Act, to control the Advisor.

The Advisor manages the investment and the reinvestment of the assets of each of the Funds, in accordance with the investment objectives, policies, and limitations of each Fund, subject to the general supervision and control of the Board and the officers of the Trust. The Advisor bears all costs associated with providing these advisory services and the expenses of the Board members who are affiliated with or interested persons of the Advisor. The Advisor, from its own resources, including profits from advisory fees received from the Funds, provided such fees are legitimate and not excessive, may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of Fund shares, and otherwise currently pay all distribution costs for Fund shares.

Under investment advisory agreements with the Advisor dated April 30, 2004 and May 23, 2005, the Advisor serves as the investment adviser for each series of the Trust, and provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to direction and control by the Board and the officers of the Trust. As of July 3, 2007 net assets under management of the Advisor and its affiliates were approximately $XX.X billion. Pursuant to each advisory agreement, the Funds pay the Advisor at an annual rate based on the average daily net assets for each respective Fund, as set forth below. Through August 1, 2008, Rydex has contractually agreed to waive its management fee to the extent necessary to limit the ordinary operating expenses of the Commodities Strategy Fund (but excluding interest expenses, brokerage commissions and extraordinary expenses) to not more than 1.20% per annum of the average monthly net assets of the Fund (the "Contractual Fee Waiver"). The Contractual Fee Waiver may not be modified or eliminated prior to August 1, 2007, except with the approval of the Board. There is no guarantee that the contractual fee waiver will continue beyond August 1, 2008.

For the fiscal years ended March 31, 2005, 2006 and 2007, the Funds paid the following advisory fees to the Advisor:

----------------------------------------------------------------------------------------------------------------
                                                                 ADVISORY       ADVISORY FEES     ADVISORY FEES
                                         FUND                  FEES PAID FOR   PAID FOR FISCAL   PAID FOR FISCAL
                                       INCEPTION   ADVISORY     FISCAL YEAR      YEAR ENDED        YEAR ENDED
FUND NAME                                DATE        FEE        ENDED 2005          2006              2007
----------------------------------------------------------------------------------------------------------------
Inverse Mid-Cap Strategy Fund          2/20/2004     0.90%     $    95,929      $   122,440          $_____
----------------------------------------------------------------------------------------------------------------
Inverse OTC Strategy Fund               9/3/1998     0.90%     $ 2,040,941*     $ 1,804,546*         $_____*
----------------------------------------------------------------------------------------------------------------
Inverse Russell 2000(R) Strategy Fund  2/20/2004     0.90%     $   298,350      $   480,862          $_____
----------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
                                                       ADVISORY       ADVISORY FEES     ADVISORY FEES
                               FUND                  FEES PAID FOR   PAID FOR FISCAL   PAID FOR FISCAL
                             INCEPTION   ADVISORY     FISCAL YEAR      YEAR ENDED        YEAR ENDED
FUND NAME                      DATE        FEE        ENDED 2005          2006              2007
------------------------------------------------------------------------------------------------------
Inverse S&P 500 Strategy
Fund                          1/7/1994     0.90%     $ 4,196,787*    $  4,075,474*         $_____*
------------------------------------------------------------------------------------------------------
Mid-Cap 1.5x Strategy
Fund                         8/16/2001     0.90%     $   642,577     $    725,595          $_____
------------------------------------------------------------------------------------------------------
Multi-Cap Core Equity
Fund***                      9/23/2002     0.90%     $   642,796     $    750,945          $______
------------------------------------------------------------------------------------------------------
Nova Fund                    7/12/1993     0.75%     $ 2,553,536*    $  2,226,492*         $_____*
------------------------------------------------------------------------------------------------------
OTC Fund                     2/14/1994     0.75%     $ 7,056,687     $  7,265,148          $_____
------------------------------------------------------------------------------------------------------
Russell 2000(R) Fund          6/1/2006     0.75%              **               **          $_____
------------------------------------------------------------------------------------------------------
Russell 2000(R) 1.5x
Strategy Fund                11/1/2000     0.90%     $ 1,727,754     $  1,532,901          $_____
------------------------------------------------------------------------------------------------------
S&P 500 Fund                  6/1/2006     0.75%              **               **          $_____
------------------------------------------------------------------------------------------------------
Sector Rotation Fund         3/22/2002     0.90%     $ 1,102,581     $  1,779,379          $_____
------------------------------------------------------------------------------------------------------
Large-Cap Growth Fund        2/20/2004     0.75%     $   176,237     $    322,187          $_____
------------------------------------------------------------------------------------------------------
Large-Cap Value Fund         2/20/2004     0.75%     $   510,432     $    435,677          $_____
------------------------------------------------------------------------------------------------------
Mid-Cap Growth Fund          2/20/2004     0.75%     $   230,429     $    594,267          $_____
------------------------------------------------------------------------------------------------------
Mid-Cap Value Fund           2/20/2004     0.75%     $   480,840     $    757,243          $_____
------------------------------------------------------------------------------------------------------
Small-Cap Growth Fund        2/20/2004     0.75%     $   451,892     $    476,755          $_____
------------------------------------------------------------------------------------------------------
Small-Cap Value Fund         2/20/2004     0.75%     $   605,378     $    553,752          $_____
------------------------------------------------------------------------------------------------------
Banking Fund                  4/1/1998     0.85%     $   148,382      $    90,465          $_____
------------------------------------------------------------------------------------------------------
Basic Materials Fund          4/1/1998     0.85%     $   398,276      $   301,919          $_____
------------------------------------------------------------------------------------------------------
Biotechnology Fund            4/1/1998     0.85%     $ 1,129,588      $ 1,227,637          $_____
------------------------------------------------------------------------------------------------------
Consumer Products Fund        7/6/1998     0.85%     $   386,508      $   261,171          $_____
------------------------------------------------------------------------------------------------------
Electronics Fund              4/1/1998     0.85%     $   364,895      $   429,641          $_____
------------------------------------------------------------------------------------------------------
Energy Fund                  4/21/1998     0.85%     $ 1,129,087      $ 1,400,241          $_____
------------------------------------------------------------------------------------------------------
Energy Services Fund          4/1/1998     0.85%     $   598,570      $ 1,415,125          $_____
------------------------------------------------------------------------------------------------------
Financial Services Fund       4/2/1998     0.85%     $   352,666      $   303,602          $_____
------------------------------------------------------------------------------------------------------
Health Care Fund             4/17/1998     0.85%     $   449,221      $   755,010          $_____
------------------------------------------------------------------------------------------------------
Internet Fund                 4/6/2000     0.85%     $   184,568      $   152,710          $_____
------------------------------------------------------------------------------------------------------
Leisure Fund                  4/1/1998     0.85%     $   323,122      $   179,516          $_____
------------------------------------------------------------------------------------------------------
Precious Metals Fund         12/1/1993     0.75%     $ 1,439,490      $ 1,536,532          $_____
------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
                                                         ADVISORY       ADVISORY FEES     ADVISORY FEES
                               FUND                    FEES PAID FOR   PAID FOR FISCAL   PAID FOR FISCAL
                             INCEPTION   ADVISORY       FISCAL YEAR      YEAR ENDED        YEAR ENDED
FUND NAME                      DATE        FEE          ENDED 2005          2006              2007
--------------------------------------------------------------------------------------------------------
Retailing Fund                4/1/1998     0.85%       $   134,814      $   175,155          $_____
--------------------------------------------------------------------------------------------------------
Technology Fund              4/14/1998     0.85%       $   422,999      $   357,577          $_____
--------------------------------------------------------------------------------------------------------
Telecommunications Fund       4/1/1998     0.85%       $   153,471      $   161,381          $_____
--------------------------------------------------------------------------------------------------------
Transportation Fund           4/2/1998     0.85%       $   288,747      $   329,596          $_____
--------------------------------------------------------------------------------------------------------
Utilities Fund                4/3/2000     0.85%       $   250,823      $   466,642          $_____
--------------------------------------------------------------------------------------------------------
Europe 1.25x Strategy
Fund                          5/8/2000     0.90%       $   509,159      $   507,913          $_____
--------------------------------------------------------------------------------------------------------
Japan 1.25x Strategy Fund     5/8/2000     0.90%       $   609,738      $   785,818          $_____
--------------------------------------------------------------------------------------------------------
Government Long Bond
1.2x Strategy Fund            1/3/1994     0.50%       $   529,565      $   587,542          $_____
--------------------------------------------------------------------------------------------------------
Inverse Government Long
Bond Strategy Fund            3/3/1995     0.90%       $23,980,129*     $18,373,376*         $_____*
--------------------------------------------------------------------------------------------------------
High Yield Strategy Fund     4/15/2007     0.75%                **               **               **
--------------------------------------------------------------------------------------------------------
Inverse High Yield
Strategy Fund                4/15/2007     0.75%                **               **               **
--------------------------------------------------------------------------------------------------------
Absolute Return
Strategies Fund              9/19/2005     1.15%                **      $   105,792          $_____
--------------------------------------------------------------------------------------------------------
Commodities Strategy Fund      5/25/05     0.75%                **      $   150,839          $_____
--------------------------------------------------------------------------------------------------------
Strengthening Dollar 2x
Strategy Fund                  5/25/05     0.90%                **      $    90,743          $_____
--------------------------------------------------------------------------------------------------------
Weakening Dollar 2x
Strategy Fund                  5/25/05     0.90%                **      $   189,120          $_____
--------------------------------------------------------------------------------------------------------
Hedged Equity Fund           9/19/2005     1.15%                **      $    58,154          $_____
--------------------------------------------------------------------------------------------------------
Real Estate Fund             2/20/2004     0.85%       $   346,730      $   278,357          $_____
--------------------------------------------------------------------------------------------------------
Essential Portfolio
Conservative Fund            6/30/2006     0.00%****            **               **          $_____
--------------------------------------------------------------------------------------------------------
Essential Portfolio
Moderate Fund                6/30/2006     0.00%****            **               **          $_____
--------------------------------------------------------------------------------------------------------
Essential Portfolio
Aggressive Fund              6/30/2006     0.00%****            **               **          $_____
--------------------------------------------------------------------------------------------------------
U.S. Government Money
Market Fund                  12/1/1993     0.50%       $ 7,699,470      $ 7,266,999          $_____
--------------------------------------------------------------------------------------------------------

* Prior to April 1, 2007, the Funds pursued their respective investment objectives indirectly through a master-feeder arrangement, and the advisory fees were paid by the corresponding master fund. Effective April 1, 2007, the Funds discontinued their master-feeder arrangements and now pursue their investment objectives directly. As a result, the Funds pay all fees and expenses.

**    Not in operation for the period indicated.

*** The Multi-Cap Core Equity Fund pays the Advisor a management fee that is comprised of two components: the first component is an annual basic fee (the "basic fee") equal to 0.70% of the Multi-Cap Core Equity Fund's average daily net assets, and the second component is a performance fee adjustment. The Multi-Cap Core Equity Fund's fee structure is described below.

**** The Adviser receives an investment advisory fee for managing the Underlying Funds. The Underlying Funds pay a monthly investment advisory fee to the Adviser for its services. The fee is based on the average daily net assets of each Underlying Fund and calculated at an annual rate for each Underlying Fund. For more information regarding the Underlying Funds' investment advisory fees and expense limitations, please see the Underlying Funds' prospectuses and applicable sections of this SAI. The Funds benefit from the investment advisory services provided to the Underlying Funds and, as shareholders of those Underlying Funds, indirectly bear a proportionate share of those Underlying Funds' advisory fees.

The Multi-Cap Core Equity Fund's basic fee is subject to upward or downward adjustment depending on whether, and to what extent, the investment performance of the Fund for the relevant performance period exceeds, or is exceeded by, the investment record (the "record") of the index determined by the Fund to be appropriate over the same period. The Trustees have designated the Russell 3000(R) Index (the "Index") for this purpose. The Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The performance period consists of a rolling 12-month period, and will be calculated and applied at the end of each month. Each 0.0375% of difference will result in a performance rate adjustment of 0.01%. The maximum annualized performance rate adjustment is +/- 0.20%. A percentage of this rate (based on the number of days in the current month) is then multiplied by the average daily net assets of the Multi-Cap Core Equity Fund over the entire performance period, giving the dollar amount that will be added to (or subtracted from) the basic fee.

PERFORMANCE ADJUSTMENT EXAMPLE. The following hypothetical example illustrates the application of the performance adjustment. For purposes of the example, any dividends and capital gain distributions paid by the Multi-Cap Core Equity Fund are treated as if reinvested in shares of the Multi-Cap Core Equity Fund at net asset value, and any dividends paid on the stocks in the Index are treated as if reinvested in the Index.

The example also makes these assumptions:

                              Fund's       Index's            Fund's
For the rolling 12-month    investment    cumulative   performance relative
performance period          performance     change         to the index
-------------------------   -----------   ----------   --------------------

January 1                      $50.00       100.00
December 31                    $55.25       110.20
Absolute change               +$ 5.25     +$ 10.20
Actual change                  +10.50%      +10.20%           +0.30%

Based on these assumptions, the Multi-Cap Core Equity Fund calculates the Advisor's management fee rate for the last month of the performance period as follows:

      o The portion of the annual basic fee rate of 0.70% applicable to that month is multiplied by the Fund's average daily net assets for the month. This results in the dollar amount of the basic fee.

      o The +0.30% difference between the performance of the Multi-Cap Core Equity Fund and the record of the Index is divided by 3.75, producing a rate of 0.08%.

      o The 0.08% rate (adjusted for the number of days in the month) is multiplied by the Fund's average daily net assets for the performance period. This results in the dollar amount of the performance adjustment.

      o The dollar amount of the performance adjustment is added to the dollar amount of the basic fee, producing the adjusted management fee.

If the record of the Index during the performance period exceeded the Multi-Cap Core Equity Fund's performance, the dollar amount of the performance adjustment would be deducted from the dollar amount of the basic fee.

Because the adjustment to the basic fee is based on the comparative performance of the Multi-Cap Core Equity Fund and the record of the Index, the controlling factor is not whether the Multi-Cap Core Equity Fund performance is up or down, but whether it is up or down more or less than the record of the Index. Therefore, it is possible that the Fund will pay a positive performance adjustment even during periods of negative Fund performance. Moreover, the comparative investment performance of the Multi-Cap Core Equity Fund is based solely on the relevant performance period without regard to the cumulative performance over a longer or shorter period of time.

From time to time, the Trustees may determine that another securities index is a more appropriate benchmark than the Index for purposes of evaluating the performance of the Multi-Cap Core Equity Fund. In such event, a successor index may be substituted for the Index in prospectively calculating the performance based adjustment to the basic fee. However, the calculation of the performance adjustment for any portion of the performance period prior to the adoption of the successor index would still be based upon the Multi-Cap Core Equity Fund's performance compared to the Index.

It is not possible to predict the effect of the performance adjustment on the overall compensation to the Advisor in the future since it will depend on the performance of the Multi-Cap Core Equity Fund relative to the record of the Index.

Under the terms of the advisory contract, the Multi-Cap Core Equity Fund pays management fees at a rate equal to the basic fee plus or minus the amount of the performance adjustment for the current semi-annual period. The management fee is computed and accrued daily, and the entire management fee is paid monthly.

The continuance of each advisory agreement must be specifically approved at least annually (i) by the vote of the Board or by a vote of the shareholders of the Funds and (ii) by the vote of a majority of the Board members who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each advisory agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Board or, with respect to a Fund, by a majority of the outstanding shares of the Fund, on not less than 60 days' written notice to the Advisor, or by the Advisor on 60 days' written notice to the Trust. Each advisory agreement provides that the Advisor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

PORTFOLIO MANAGERS

This  section  includes   information  about  each  Fund's  portfolio  managers,
including information about other accounts they manage, the dollar range of Fund shares they own and how they are compensated.

OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGERS. Including the Funds, the portfolio managers are responsible for the day-to-day management of certain other accounts, as follows:

------------------------------------------------------------------------------------------------
                    REGISTERED INVESTMENT    OTHER POOLED INVESTMENT
                        COMPANIES 1,2               VEHICLES 1              OTHER ACCOUNTS 1
                   -----------------------------------------------------------------------------
                    NUMBER
                      OF                     NUMBER OF                  NUMBER OF
      NAME         ACCOUNTS   TOTAL ASSETS   ACCOUNTS    TOTAL ASSETS   ACCOUNTS    TOTAL ASSETS
------------------------------------------------------------------------------------------------
Michael P. Byrum                                                                      Less than
                     XXX       $XX billion      XX        $XX million      XX        $XX million
------------------------------------------------------------------------------------------------
Michael Dellapa                                                                       Less than
                     XXX       $XX billion      XX        $XX million      XX        $XX million
------------------------------------------------------------------------------------------------
James R. King                                                                         Less than
                     XXX       $XX billion      XX        $XX million      XX        $XX million
------------------------------------------------------------------------------------------------

1     Information provided is as of March 31, 2007.

2 The portfolio managers manage two registered investment companies, the Rydex Series Funds Multi-Cap Core Equity Fund and Rydex Variable Trust Multi-Cap Core Equity Fund, that are subject to a performance based advisory fee. The two Funds had $XX.X million in assets under management as of March 31, 2007.

CONFLICTS OF INTEREST. The portfolio managers' management of "other accounts" may give rise to potential conflicts of interest in connection with their management of a Fund's investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as one of the Funds. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio managers could favor one account over another. Another potential conflict could include the portfolio managers' knowledge about the size, timing and possible market impact of Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of a Fund. However, the Advisor has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

PORTFOLIO MANAGER COMPENSATION. The Advisor compensates each portfolio manager for his management of the Funds. The portfolio managers' compensation consists of a fixed annual salary and a discretionary bonus. The amount of the discretionary bonus is determined by two components. The first component is a comparison of the portfolio manager's Fund performance relative to a mutual fund peer's performance and/or to the performance of applicable internal or external benchmarks as measured over a one-year period. Mutual fund peers are those funds with similar investment objectives to a Fund managed by the portfolio manager. Mutual fund peers do not exist for all of the Rydex Funds. Rydex Funds that do not have a mutual fund peer available for comparison purposes will instead be compared to applicable internal or external benchmarks. An external benchmark, such as the S&P 500 Index, will be used for each Rydex Fund that seeks to track the performance of a published index. For a complete list and description of the external benchmarks used by the Funds, see "Investments and Risk - A Brief Guide to the Benchmarks" in the Funds' Prospectuses. An internal benchmark, such as the inverse of the S&P 500 Index, will be used when an external benchmark is not available. With respect to the High Yield Strategy Fund and Inverse High Yield Strategy Fund, the portfolio managers' Fund performance will be compared to the performance of neutral fund peers with similar investment objectives. The second component used to determine the discretionary bonus is based on the Advisor's profit margin and assets under management.

FUND SHARES OWNED BY PORTFOLIO MANAGERS. The following table shows the dollar amount range of each portfolio manager's "beneficial ownership" of shares of each Fund as of the Trust's most recently completed fiscal year end. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. [With the exception of the Absolute Return Strategies and Hedged Equity Funds, none of the portfolio managers beneficially owned shares of the Funds as of March 31, 2007.] [TO BE PROVIDED/CONFIRMED].

--------------------------------------------------------------------------------
PORTFOLIO MANAGER             FUND NAME             DOLLAR RANGE OF SHARES OWNED
--------------------------------------------------------------------------------
Michael P. Byrum
--------------------------------------------------------------------------------
Michael Dellapa
--------------------------------------------------------------------------------
James R. King
--------------------------------------------------------------------------------

THE ADMINISTRATIVE SERVICE AGREEMENT AND ACCOUNTING SERVICE AGREEMENT

General administrative, shareholder, dividend disbursement, transfer agent, and registrar services are provided to the Trust and the Funds by Rydex Fund
Services, Inc. (the "Servicer"), 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, subject to the general supervision and control of the Board and the officers of the Trust, pursuant to a service agreement between the Trust and the Servicer. The Servicer is wholly-owned by the Viragh Family Trust.

Under the service agreement, the Servicer provides the Trust and each Fund with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting, and secretarial services; the determination of NAVs; and the preparation and filing of all reports, registration statements, proxy statements, and all other materials required to be filed or furnished by the Trust and each Fund under federal and state securities laws. The Servicer also maintains the shareholder account records for each Fund, disburses dividends and distributions payable by each Fund, and produces statements with respect to account activity for each Fund and each Fund's shareholders. The Servicer pays all fees and expenses that are directly related to the services provided by the Servicer to each Fund; each Fund reimburses the Servicer for all fees and expenses incurred by the Servicer which are not directly related to the services the Servicer provides to the Fund under the service agreement.

In consideration for its services, the Servicer is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.25% of the average daily net assets of each Fund except the Government Long Bond 1.2x Strategy and U.S. Government Money Market Funds which have an annual rate of 0.20% of the daily net assets of the Funds. The service fee contractual rate paid to the Servicer by the Funds is set forth below.

For the fiscal years ended March 31, 2005, 2006 and 2007, the Funds paid the following service fees to the Servicer:

---------------------------------------------------------------------------------------------------------------------------
                                                                  ADMINISTRATIVE    ADMINISTRATIVE
                                                                   SERVICE FEES      SERVICE FEES        ADMINISTRATIVE
                                                         FUND     PAID FOR FISCAL   PAID FOR FISCAL   SERVICE FEES PAID FOR
                                                      INCEPTION     YEAR ENDED        YEAR ENDED        FISCAL YEAR ENDED
FUND NAME                                                DATE           2005             2006                 2007
---------------------------------------------------------------------------------------------------------------------------
Inverse Mid-Cap Strategy Fund                         2/20/2004     $    26,647       $    34,011          $ ________
---------------------------------------------------------------------------------------------------------------------------
Inverse OTC Strategy Fund                              9/3/1998     $   566,785       $   501,190          $ ________
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                                                  ADMINISTRATIVE    ADMINISTRATIVE
                                                                   SERVICE FEES      SERVICE FEES        ADMINISTRATIVE
                                                         FUND     PAID FOR FISCAL   PAID FOR FISCAL   SERVICE FEES PAID FOR
                                                      INCEPTION     YEAR ENDED        YEAR ENDED        FISCAL YEAR ENDED
FUND NAME                                                DATE           2005             2006                 2007
---------------------------------------------------------------------------------------------------------------------------
Inverse Russell 2000(R) Strategy Fund                 2/20/2004     $    82,875       $   133,573          $ ________
---------------------------------------------------------------------------------------------------------------------------
Inverse S&P 500 Strategy Fund                          1/7/1994     $ 1,165,305       $ 1,131,698          $ ________
---------------------------------------------------------------------------------------------------------------------------
Mid-Cap 1.5x Strategy Fund                            8/16/2001     $   178,494       $   201,554          $ ________
---------------------------------------------------------------------------------------------------------------------------
Multi-Cap Core Equity Fund                            9/23/2002     $   193,112       $   208,961          $ ________
---------------------------------------------------------------------------------------------------------------------------
Nova Fund                                             7/12/1993     $   850,815       $   741,920          $ ________
---------------------------------------------------------------------------------------------------------------------------
OTC Fund                                              2/14/1994     $ 2,352,229       $ 2,421,716          $ ________
---------------------------------------------------------------------------------------------------------------------------
Russell 2000(R) Fund                                   6/1/2006               *                 *          $ ________
---------------------------------------------------------------------------------------------------------------------------
Russell 2000(R) 1.5x Strategy Fund                    11/1/2000     $   479,932       $   425,806          $ ________
---------------------------------------------------------------------------------------------------------------------------
S&P 500 Fund                                           6/1/2006               *                 *          $ ________
---------------------------------------------------------------------------------------------------------------------------
Sector Rotation Fund                                  3/22/2002     $   306,273       $   494,272          $ ________
---------------------------------------------------------------------------------------------------------------------------
Large-Cap Growth Fund                                 2/20/2004     $    58,746       $   107,396          $ ________
---------------------------------------------------------------------------------------------------------------------------
Large-Cap Value Fund                                  2/20/2004     $   170,144       $   145,225          $ ________
---------------------------------------------------------------------------------------------------------------------------
Mid-Cap Growth Fund                                   2/20/2004     $    76,810       $   198,089          $ ________
---------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Fund                                    2/20/2004     $   160,280       $   252,414          $ ________
---------------------------------------------------------------------------------------------------------------------------
Small-Cap Growth Fund                                 2/20/2004     $   150,631       $   158,918          $ ________
---------------------------------------------------------------------------------------------------------------------------
Small-Cap Value Fund                                  2/20/2004     $   201,793       $   184,584          $ ________
---------------------------------------------------------------------------------------------------------------------------
Banking Fund                                           4/1/1998     $    43,642       $    26,607          $ ________
---------------------------------------------------------------------------------------------------------------------------
Basic Materials Fund                                   4/1/1998     $   117,140       $    88,800          $ ________
---------------------------------------------------------------------------------------------------------------------------
Biotechnology Fund                                     4/1/1998     $   332,232       $   361,070          $ ________
---------------------------------------------------------------------------------------------------------------------------
Consumer Products Fund                                 7/6/1998     $   113,679       $    76,815          $ ________
---------------------------------------------------------------------------------------------------------------------------
Electronics Fund                                       4/1/1998     $   107,322       $   126,365          $ ________
---------------------------------------------------------------------------------------------------------------------------
Energy Fund                                           4/21/1998     $   332,084       $   411,836          $ ________
---------------------------------------------------------------------------------------------------------------------------
Energy Services Fund                                   4/1/1998     $   176,050       $   416,213          $ ________
---------------------------------------------------------------------------------------------------------------------------
Financial Services Fund                                4/2/1998     $   103,725       $    89,295          $ ________
---------------------------------------------------------------------------------------------------------------------------
Health Care Fund                                      4/17/1998     $   132,124       $   222,062          $ ________
---------------------------------------------------------------------------------------------------------------------------
Internet Fund                                          4/6/2000     $    54,285       $    44,915          $ ________
---------------------------------------------------------------------------------------------------------------------------
Leisure Fund                                           4/1/1998     $    95,036       $    52,799          $ ________
---------------------------------------------------------------------------------------------------------------------------
Precious Metals Fund                                  12/1/1993     $   479,830       $   512,177          $ ________
---------------------------------------------------------------------------------------------------------------------------
Retailing Fund                                         4/1/1998     $    39,651       $    51,516          $ ________
---------------------------------------------------------------------------------------------------------------------------
Technology Fund                                       4/14/1998     $   124,412       $   105,170          $ ________
---------------------------------------------------------------------------------------------------------------------------
Telecommunications Fund                                4/1/1998     $    45,139       $    47,465          $ ________
---------------------------------------------------------------------------------------------------------------------------
Transportation Fund                                    4/2/1998     $    84,926       $    96,940          $ ________
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                                                  ADMINISTRATIVE    ADMINISTRATIVE
                                                                   SERVICE FEES      SERVICE FEES        ADMINISTRATIVE
                                                         FUND     PAID FOR FISCAL   PAID FOR FISCAL   SERVICE FEES PAID FOR
                                                      INCEPTION     YEAR ENDED        YEAR ENDED        FISCAL YEAR ENDED
FUND NAME                                                DATE           2005             2006                 2007
---------------------------------------------------------------------------------------------------------------------------
Utilities Fund                                         4/3/2000     $    73,771       $   137,247          $ ________
---------------------------------------------------------------------------------------------------------------------------
Europe 1.25x Strategy Fund                             5/8/2000     $   141,433       $   141,087          $ ________
---------------------------------------------------------------------------------------------------------------------------
Japan 1.25x Strategy Fund                              5/8/2000     $   169,372       $   218,283          $ ________
---------------------------------------------------------------------------------------------------------------------------
Government Long Bond 1.2x Strategy Fund                1/3/1994     $   211,826       $   235,017          $ ________
---------------------------------------------------------------------------------------------------------------------------
Inverse Government Long Bond Strategy Fund             3/3/1995     $ 6,658,694       $ 5,101,707          $ ________
---------------------------------------------------------------------------------------------------------------------------
High Yield Strategy Fund                              4/15/2007               *                 *                   *
---------------------------------------------------------------------------------------------------------------------------
Inverse High Yield Strategy Fund                      4/15/2007               *                 *                   *
---------------------------------------------------------------------------------------------------------------------------
Absolute Return Strategies Fund**                     9/19/2005               *       $         0          $ ________
---------------------------------------------------------------------------------------------------------------------------
Commodities Strategy Fund                             5/25/2005               *       $    50,280          $ ________
---------------------------------------------------------------------------------------------------------------------------
Strengthening Dollar 2x Strategy  Fund                5/25/2005               *       $    25,206          $ ________
---------------------------------------------------------------------------------------------------------------------------
Weakening Dollar 2x Strategy Fund                     5/25/2005               *       $    52,533          $ ________
---------------------------------------------------------------------------------------------------------------------------
Hedged Equity Fund**                                  9/19/2005               *       $         0          $ ________
---------------------------------------------------------------------------------------------------------------------------
Real Estate Fund                                      2/20/2004     $   101,979       $    81,870          $ ________
---------------------------------------------------------------------------------------------------------------------------
Essential Portfolio Conservative Fund***              6/30/3006               *                 *          $ ________
---------------------------------------------------------------------------------------------------------------------------
Essential Portfolio Moderate Fund***                  6/30/3006               *                 *          $ ________
---------------------------------------------------------------------------------------------------------------------------
Essential Portfolio Aggressive Fund***                6/30/3006               *                 *          $ ________
---------------------------------------------------------------------------------------------------------------------------
U.S. Government Money Market Fund                     12/1/1993     $ 3,079,788       $ 2,906,800          $ ________
---------------------------------------------------------------------------------------------------------------------------

*     Not in operation for the period indicated.

** The Advisor has contractually agreed to pay all operating expenses of the Fund, excluding interest expense and taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions, short dividend expenses, and extraordinary expenses.

*** The Advisor has contractually agreed to pay all other expenses of the Fund, excluding Acquired Fund fees and expenses, interest expense and taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions and extraordinary expenses.

Pursuant to an Accounting Services Agreement, the Servicer serves as Accounting Services Agent and performs certain record keeping and accounting functions for a fee calculated at an annual percentage rate of one-tenth of one percent
(0.10%) on the first $250 million of the average daily net assets, seventy-five-thousandths of one percent (0.075%) on the next $250 million of the average daily net assets, one- twentieth of one percent (0.05%) on the next $250 million of the average daily net assets, and one- thirty-third of one percent (0.03%) on the average daily net assets over $750 million of the Funds. Certain officers and trustees of the Trust are also officers and directors of the Servicer.

For the fiscal years ended March 31, 2005, 2006 and 2007, the Funds paid the following accounting service fees to the Servicer:

-----------------------------------------------------------------------------------------------------------------------------
                                                                        ACCOUNTING          ACCOUNTING          ACCOUNTING
                                                                    SERVICE FEES PAID   SERVICE FEES PAID   SERVICE FEES PAID
                                                                     FOR FISCAL YEAR     FOR FISCAL YEAR     FOR FISCAL YEAR
                                                        FUND              ENDED               ENDED               ENDED
FUND NAME                                          INCEPTION DATE         2005                2006                2007
-----------------------------------------------------------------------------------------------------------------------------
Inverse Mid-Cap Strategy Fund                        2/20/2004         $    10,659         $    13,605          $ _______
-----------------------------------------------------------------------------------------------------------------------------
Inverse OTC Strategy Fund                             9/3/1998         $   224,325         $   200,132          $ _______
-----------------------------------------------------------------------------------------------------------------------------
Inverse Russell 2000(R) Strategy Fund                2/20/2004         $    33,150         $    53,429          $ _______
-----------------------------------------------------------------------------------------------------------------------------
Inverse S&P 500 Strategy Fund                         1/7/1994         $   406,038         $   401,636          $ _______
-----------------------------------------------------------------------------------------------------------------------------
Mid-Cap 1.5x Strategy Fund                           8/16/2001         $    71,397         $    80,622          $ _______
-----------------------------------------------------------------------------------------------------------------------------
Multi-Cap Core Equity Fund                           9/23/2002         $    77,245         $    83,584          $ _______
-----------------------------------------------------------------------------------------------------------------------------
Nova Fund                                            7/12/1993         $   317,349         $   285,310          $ _______
-----------------------------------------------------------------------------------------------------------------------------
OTC Fund                                             2/14/1994         $   619,070         $   629,957          $ _______
-----------------------------------------------------------------------------------------------------------------------------
Russell 2000(R) Fund                                  6/1/2006                   *                   *          $ _______
-----------------------------------------------------------------------------------------------------------------------------
Russell 2000(R) 1.5x Strategy Fund                   11/1/2000         $   188,566         $   170,131          $ _______
-----------------------------------------------------------------------------------------------------------------------------
S&P 500 Fund                                          6/1/2006                   *                   *          $ _______
-----------------------------------------------------------------------------------------------------------------------------
Sector Rotation Fund                                 3/22/2002         $   122,509         $   193,592          $ _______
-----------------------------------------------------------------------------------------------------------------------------
Large-Cap Growth Fund                                2/20/2004         $    23,498         $    42,958          $ _______
-----------------------------------------------------------------------------------------------------------------------------
Large-Cap Value Fund                                 2/20/2004         $    68,058         $    58,090          $ _______
-----------------------------------------------------------------------------------------------------------------------------
Mid-Cap Growth Fund                                  2/20/2004         $    30,724         $    79,236          $ _______
-----------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Fund                                   2/20/2004         $    64,112         $   100,966          $ _______
-----------------------------------------------------------------------------------------------------------------------------
Small-Cap Growth Fund                                2/20/2004         $    60,252         $    63,567          $  ______
-----------------------------------------------------------------------------------------------------------------------------
Small-Cap Value Fund                                 2/20/2004         $    80,717         $    73,834          $ _______
-----------------------------------------------------------------------------------------------------------------------------
Banking Fund                                          4/1/1998         $    17,457         $    10,643          $ _______
-----------------------------------------------------------------------------------------------------------------------------
Basic Materials Fund                                  4/1/1998         $    46,856         $    35,520          $ _______
-----------------------------------------------------------------------------------------------------------------------------
Biotechnology Fund                                    4/1/1998         $   132,893         $   144,428          $ _______
-----------------------------------------------------------------------------------------------------------------------------
Consumer Products                                     7/6/1998         $    45,472         $    30,726          $ _______
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                                                                        ACCOUNTING          ACCOUNTING          ACCOUNTING
                                                                    SERVICE FEES PAID   SERVICE FEES PAID   SERVICE FEES PAID
                                                                     FOR FISCAL YEAR     FOR FISCAL YEAR     FOR FISCAL YEAR
                                                        FUND              ENDED               ENDED               ENDED
FUND NAME                                          INCEPTION DATE         2005                2006                2007
-----------------------------------------------------------------------------------------------------------------------------
Fund
-----------------------------------------------------------------------------------------------------------------------------
Electronics Fund                                      4/1/1998         $    42,929         $    50,546          $ _______
-----------------------------------------------------------------------------------------------------------------------------
Energy Fund                                          4/21/1998         $   132,834         $   164,734          $ _______
-----------------------------------------------------------------------------------------------------------------------------
Energy Services Fund                                  4/1/1998         $    70,420         $   165,826          $ _______
-----------------------------------------------------------------------------------------------------------------------------
Financial Services Fund                               4/2/1998         $    41,490         $    35,718          $ _______
-----------------------------------------------------------------------------------------------------------------------------
Health Care Fund                                     4/17/1998         $    52,849         $    88,835          $ _______
-----------------------------------------------------------------------------------------------------------------------------
Internet Fund                                         4/6/2000         $    21,714         $    17,966          $ _______
-----------------------------------------------------------------------------------------------------------------------------
Leisure Fund                                          4/1/1998         $    38,014         $    21,119          $ _______
-----------------------------------------------------------------------------------------------------------------------------
Precious Metals Fund                                 12/1/1993         $   191,417         $   204,551          $ _______
-----------------------------------------------------------------------------------------------------------------------------
Retailing Fund                                        4/1/1998         $    15,861         $    20,606          $ _______
-----------------------------------------------------------------------------------------------------------------------------
Technology Fund                                      4/14/1998         $    49,765         $    42,068          $ _______
-----------------------------------------------------------------------------------------------------------------------------
Telecommunications Fund                               4/1/1998         $    18,055         $    18,986          $ _______
-----------------------------------------------------------------------------------------------------------------------------
Transportation Fund                                   4/2/1998         $    33,970         $    38,776          $ _______
-----------------------------------------------------------------------------------------------------------------------------
Utilities Fund                                        4/3/2000         $    29,509         $    54,899          $ _______
-----------------------------------------------------------------------------------------------------------------------------
Europe 1.25x Strategy Fund                            5/8/2000         $    56,573         $    56,435          $ _______
-----------------------------------------------------------------------------------------------------------------------------
Japan 1.25x Strategy Fund                             5/8/2000         $    67,749         $    87,313          $ _______
-----------------------------------------------------------------------------------------------------------------------------
Government Long Bond 1.2x Strategy Fund               1/3/1994         $   105,913         $   117,508          $ _______
-----------------------------------------------------------------------------------------------------------------------------
Inverse Government Long Bond Strategy Fund            3/3/1995         $ 1,135,845         $   951,556          $ _______
-----------------------------------------------------------------------------------------------------------------------------
High Yield Strategy Fund                             4/15/2007                   *                   *                  *
-----------------------------------------------------------------------------------------------------------------------------
Inverse High Yield Strategy Fund                     4/15/2007                   *                   *                  *
-----------------------------------------------------------------------------------------------------------------------------
Absolute Return Strategies Fund**                    9/19/2005                   *         $         0          $ _______
-----------------------------------------------------------------------------------------------------------------------------
Commodities Strategy Fund                            5/25/2005                   *         $    20,112          $ _______
-----------------------------------------------------------------------------------------------------------------------------
Strengthening Dollar 2x Strategy Fund                5/25/2005                   *         $    10,083          $ _______
-----------------------------------------------------------------------------------------------------------------------------
Weakening Dollar 2x Strategy Fund                      5/25/05                   *         $    21,013          $ _______
-----------------------------------------------------------------------------------------------------------------------------
Hedged Equity Fund**                                 9/19/2005                   *         $         0          $ _______
-----------------------------------------------------------------------------------------------------------------------------
Real Estate Fund                                     2/20/2004         $    40,792         $    32,748          $ _______
-----------------------------------------------------------------------------------------------------------------------------
Essential Portfolio Conservative Fund***             6/30/2006                   *                   *          $ _______
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                                                                        ACCOUNTING          ACCOUNTING          ACCOUNTING
                                                                    SERVICE FEES PAID   SERVICE FEES PAID   SERVICE FEES PAID
                                                                     FOR FISCAL YEAR     FOR FISCAL YEAR     FOR FISCAL YEAR
                                                        FUND              ENDED               ENDED               ENDED
FUND NAME                                          INCEPTION DATE         2005                2006                2007
-----------------------------------------------------------------------------------------------------------------------------
Essential Portfolio Moderate Fund***                 6/30/2006                   *                   *          $ _______
-----------------------------------------------------------------------------------------------------------------------------
Essential Portfolio Aggressive Fund***               6/30/2006                   *                   *          $ _______
-----------------------------------------------------------------------------------------------------------------------------
U.S. Government Money Market Fund                    12/1/1993         $   798,770         $   775,371          $ _______
-----------------------------------------------------------------------------------------------------------------------------

*     Not in operation for the period indicated.

** The Advisor has contractually agreed to pay all operating expenses of the Fund, excluding interest expense and taxes (expected to be de minimus), brokerage commissions and other expenses connected with the execution of portfolio transactions, short dividend expenses, and extraordinary expenses.

*** The Advisor has contractually agreed to pay all other expenses of the Fund, excluding Acquired Fund fees and expenses, interest expense and taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions and extraordinary expenses.

DISTRIBUTION

Pursuant to a distribution agreement adopted by the Trust (the "Distribution Agreement"), the Distributor, 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, acts as distributor for the shares of the Trust under the general supervision and control of the Board and the officers of the Trust. The Distributor is wholly owned by the Viragh Family Trust. The Distribution Agreement grants the Distributor the exclusive right to distribute the shares of the Funds. In addition, the Distribution Agreement permits the Distributor to receive as compensation any front-end sales load or contingent deferred sales charge collected by the Funds or other asset-based sales charges collected pursuant to any distribution or shareholder services plans adopted by the Funds on behalf of the various classes of shares. Each of the Fund's current distribution and shareholder services plans, as well as a description of the services performed under each, are described below.

ADVISOR CLASS DISTRIBUTION AND SHAREHOLDER SERVICING PLAN - Each Fund has adopted a Distribution and Shareholder Services Plan for Advisor Class Shares (the "Advisor Class Plan"). Under the Advisor Class Plan, the Distributor, or third parties that enter into agreements with the Distributor ("Service Providers"), may receive up to 0.25% of each Fund's assets attributable to Advisor Class Shares as compensation for distribution services pursuant to Rule 12b-1 of the 1940 Act. In addition to distribution services, the Advisor Class Plan permits the payment of up to 0.25% of each Fund's assets attributable to Advisor Class Shares to the Distributor or designated Service Providers as compensation for shareholder services, which are not primarily intended to result in the sale of the shares of the Funds.

A-CLASS DISTRIBUTION PLAN - Each Fund has adopted a Distribution Plan applicable to A-Class Shares (the "A-Class Plan"). Under the A-Class Plan, the Distributor, or designated Service Providers, may receive up to 0.25% of each Fund's assets attributable to A-Class Shares as compensation for distribution services pursuant to Rule 12b-1 under the 1940 Act.

C-CLASS DISTRIBUTION AND SHAREHOLDER SERVICING PLAN - Each Fund has adopted a Distribution and Shareholder Services Plan for C-Class Shares (the "C-Class Plan"). Under the C-Class Plan, the Distributor, or designated Service Providers, may receive up to a total of 1.00% of each Fund's assets attributable to C-Class Shares as compensation for distribution and shareholder services pursuant to Rule 12b-1 under the 1940 Act. The C-Class Plan allows for payment of up to 0.75% of each Fund's assets attributable to C-Class Shares as compensation for distribution services and up to 0.25% of each Fund's assets attributable to C-Class Shares as compensation for shareholder services.

H-CLASS DISTRIBUTION PLAN AND SHAREHOLDER SERVICES PLAN - Each Fund has adopted a Distribution Plan and a Shareholder Services Plan applicable to H-Class Shares (the "H-Class Plan"). Under the H-Class Plan, the Distributor, or designated Service Providers, may receive up to 0.25% of each Fund's assets attributable to H-Class Shares as compensation for distribution services pursuant to Rule 12b-1 under the 1940 Act. The Shareholder Services Plan permits the payment of up to 0.25% of each Fund's assets attributable to H-Class Shares to designated Service Providers as compensation for providing shareholder services, which are not primarily intended to result in the sale of the shares of the Funds.

DESCRIPTION OF DISTRIBUTION AND SHAREHOLDER SERVICES - Distribution services may include: (i) services in connection with distribution assistance, or (ii) payments to financial institutions and other financial intermediaries, such as banks, savings and loan associations, insurance companies, investment counselors, broker-dealers, mutual fund "supermarkets" and the Distributor's affiliates and subsidiaries, as compensation for services or reimbursement of expenses incurred in connection with distribution assistance. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services and distribution related expenses such as the costs of preparation, printing, mailing or otherwise disseminating sales literature, advertising, and prospectuses (other than those furnished to current shareholders of the Funds), promotional and incentive programs, and such other marketing expenses that the Distributor may incur.

Shareholder services may include: (i) maintaining accounts relating to clients that invest in shares; (ii) arranging for bank wires; (iii) responding to client inquiries relating to the services performed by the Services Providers; (iv) responding to inquiries from clients concerning their investment in shares; (v) assisting clients in changing dividend options, account designations and addresses; (vi) providing information periodically to clients showing their position in shares; (vii) forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to clients; and (viii) processing dividend payments from the Funds on behalf of clients.

For the fiscal year ended March 31, 2007, the Funds paid the following fees pursuant to the plans described above:

-------------------------------------------------------------------------------------------------------------------------
                                                                    ADVISOR
                                                        FUND         CLASS         A-CLASS        C-CLASS       H-CLASS
                                                     INCEPTION    (0.25% 12b-    (0.25% 12b-    (1.00% 12b-      (0.25%
FUND NAME                                               DATE         1 FEE)        1 FEE)         1 FEE)       12b-1 FEE)
-------------------------------------------------------------------------------------------------------------------------
Inverse Mid-Cap Strategy Fund                        2/20/2004      $ ______       $ ______       $ ______      $ ______
-------------------------------------------------------------------------------------------------------------------------
Inverse OTC Strategy Fund                             9/3/1998      $ ______       $ ______       $ ______      $ ______
-------------------------------------------------------------------------------------------------------------------------
Inverse Russell 2000(R) Strategy Fund                2/20/2004      $ ______       $ ______       $ ______      $ ______
-------------------------------------------------------------------------------------------------------------------------
Inverse S&P 500 Strategy Fund                         1/7/1994      $ ______       $ ______       $ ______      $ ______
-------------------------------------------------------------------------------------------------------------------------
Mid-Cap 1.5x Strategy Fund                           8/16/2001      $ ______       $ ______       $ ______      $ ______
-------------------------------------------------------------------------------------------------------------------------
Multi-Cap Core Equity Fund                           9/23/2002      $ ______       $ ______       $ ______      $ ______
-------------------------------------------------------------------------------------------------------------------------
Nova Fund                                            7/12/1993      $ ______       $ ______       $ ______      $ ______
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                                                    ADVISOR
                                                        FUND         CLASS         A-CLASS        C-CLASS       H-CLASS
                                                     INCEPTION    (0.25% 12b-    (0.25% 12b-    (1.00% 12b-      (0.25%
FUND NAME                                               DATE         1 FEE)        1 FEE)         1 FEE)       12b-1 FEE)
-------------------------------------------------------------------------------------------------------------------------
OTC Fund                                             2/14/1994      $ ______       $ ______       $ ______      $ ______
-------------------------------------------------------------------------------------------------------------------------
Russell 2000(R) Fund                                  6/1/2006      $ ______       $ ______       $ ______      $ ______
-------------------------------------------------------------------------------------------------------------------------
Russell 2000(R) 1.5x Strategy Fund                   11/1/2000      $ ______       $ ______       $ ______      $ ______
-------------------------------------------------------------------------------------------------------------------------
S&P 500 Fund                                          6/1/2006      $ ______       $ ______       $ ______      $ ______
-------------------------------------------------------------------------------------------------------------------------
Sector Rotation Fund                                 3/22/2002      $ ______       $ ______       $ ______      $ ______
-------------------------------------------------------------------------------------------------------------------------
Large-Cap Growth Fund                                2/20/2004      $ ______       $ ______       $ ______      $ ______
-------------------------------------------------------------------------------------------------------------------------
Large-Cap Value Fund                                 2/20/2004      $ ______       $ ______       $ ______      $ ______
-------------------------------------------------------------------------------------------------------------------------
Mid-Cap Growth Fund                                  2/20/2004      $ ______       $ ______       $ ______      $ ______
-------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Fund                                   2/20/2004      $ ______       $ ______       $ ______      $ ______
-------------------------------------------------------------------------------------------------------------------------
Small-Cap Growth Fund                                2/20/2004      $ ______       $ ______       $ ______      $ ______
-------------------------------------------------------------------------------------------------------------------------
Small-Cap Value Fund                                 2/20/2004      $ ______       $ ______       $ ______      $ ______
-------------------------------------------------------------------------------------------------------------------------
Banking Fund                                          4/1/1998      $ ______       $ ______       $ ______      $ ______
-------------------------------------------------------------------------------------------------------------------------
Basic Materials Fund                                  4/1/1998      $ ______       $ ______       $ ______      $ ______
-------------------------------------------------------------------------------------------------------------------------
Biotechnology Fund                                    4/1/1998      $ ______       $ ______       $ ______      $ ______
-------------------------------------------------------------------------------------------------------------------------
Consumer Products Fund                                7/6/1998      $ ______       $ ______       $ ______      $ ______
-------------------------------------------------------------------------------------------------------------------------
Electronics Fund                                      4/1/1998      $ ______       $ ______       $ ______      $ ______
-------------------------------------------------------------------------------------------------------------------------
Energy Fund                                          4/21/1998      $ ______       $ ______       $ ______      $ ______
-------------------------------------------------------------------------------------------------------------------------
Energy Services Fund                                  4/1/1998      $ ______       $ ______       $ ______      $ ______
-------------------------------------------------------------------------------------------------------------------------
Financial Services Fund                               4/2/1998      $ ______       $ ______       $ ______      $ ______
-------------------------------------------------------------------------------------------------------------------------
Health Care Fund                                     4/17/1998      $ ______       $ ______       $ ______      $ ______
-------------------------------------------------------------------------------------------------------------------------
Internet Fund                                         4/6/2000      $ ______       $ ______       $ ______      $ ______
-------------------------------------------------------------------------------------------------------------------------
Leisure Fund                                          4/1/1998      $ ______       $ ______       $ ______      $ ______
-------------------------------------------------------------------------------------------------------------------------
Precious Metals Fund                                 12/1/1993      $ ______       $ ______       $ ______      $ ______
-------------------------------------------------------------------------------------------------------------------------
Retailing Fund                                        4/1/1998      $ ______       $ ______       $ ______      $ ______
-------------------------------------------------------------------------------------------------------------------------
Technology Fund                                      4/14/1998      $ ______       $ ______       $ ______      $ ______
-------------------------------------------------------------------------------------------------------------------------
Telecommunications Fund                               4/1/1998      $ ______       $ ______       $ ______      $ ______
-------------------------------------------------------------------------------------------------------------------------
Transportation Fund                                   4/2/1998      $ ______       $ ______       $ ______      $ ______
-------------------------------------------------------------------------------------------------------------------------
Utilities Fund                                        4/3/2000      $ ______       $ ______       $ ______      $ ______
-------------------------------------------------------------------------------------------------------------------------
Europe 1.25x Strategy Fund                            5/8/2000      $ ______       $ ______       $ ______      $ ______
-------------------------------------------------------------------------------------------------------------------------
Japan 1.25x Strategy Fund                             5/8/2000      $ ______       $ ______       $ ______      $ ______
-------------------------------------------------------------------------------------------------------------------------
Government Long Bond 1.2x Strategy Fund               1/3/1994      $ ______       $ ______       $ ______      $ ______
-------------------------------------------------------------------------------------------------------------------------
Inverse Government Long Bond Strategy Fund            3/3/1995      $ ______       $ ______       $ ______      $ ______
-------------------------------------------------------------------------------------------------------------------------
High Yield Strategy Fund                             4/15/2007             *              *              *             *
-------------------------------------------------------------------------------------------------------------------------
Inverse High Yield Strategy Fund                     4/15/2007             *              *              *             *
-------------------------------------------------------------------------------------------------------------------------
Absolute Return Strategies Fund**                    9/19/2005      $ ______       $ ______       $ ______      $ ______
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                                                    ADVISOR
                                                        FUND         CLASS         A-CLASS        C-CLASS       H-CLASS
                                                     INCEPTION    (0.25% 12b-    (0.25% 12b-    (1.00% 12b-      (0.25%
FUND NAME                                               DATE         1 FEE)        1 FEE)         1 FEE)       12b-1 FEE)
-------------------------------------------------------------------------------------------------------------------------
Commodities Strategy Fund                            5/24/2005      $ ______       $ ______       $ ______      $ ______
-------------------------------------------------------------------------------------------------------------------------
Strengthening Dollar 2x Strategy Fund                5/24/2005      $ ______       $ ______       $ ______      $ ______
-------------------------------------------------------------------------------------------------------------------------
Weakening Dollar 2x Strategy Fund                    5/24/2005      $ ______       $ ______       $ ______      $ ______
-------------------------------------------------------------------------------------------------------------------------
Hedged Equity Fund **                                9/19/2005      $ ______       $ ______       $ ______      $ ______
-------------------------------------------------------------------------------------------------------------------------
Real Estate Fund                                     2/20/2004      $ ______       $ ______       $ ______      $ ______
-------------------------------------------------------------------------------------------------------------------------
Essential  Portfolio Conservative Fund***            6/30/2006             *              *              *      $ ______
-------------------------------------------------------------------------------------------------------------------------
Essential Portfolio Moderate Fund***                 6/30/2006             *              *              *      $ ______
-------------------------------------------------------------------------------------------------------------------------
Essential Portfolio Aggressive Fund***               6/30/2006             *              *              *      $ ______
-------------------------------------------------------------------------------------------------------------------------
U.S. Government Money Market Fund                    12/1/1993      $ ______       $ ______       $ ______      $ ______
-------------------------------------------------------------------------------------------------------------------------

*     Not in operation for the period indicated.

** The Advisor has contractually agreed to pay all operating expenses of the Fund, excluding interest expense and taxes (expected to be de minimus), brokerage commissions and other expenses connected with the execution of portfolio transactions, short dividend expenses, and extraordinary expenses.

*** The Advisor has contractually agreed to pay all other expenses of the Fund, excluding Acquired Fund fees and expenses, interest expense and taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions and extraordinary expenses.

COSTS AND EXPENSES

Each Fund bears all expenses of its operations other than those assumed by the Advisor or the Servicer. Fund expenses include: the management fee; the servicing fee (including administrative, transfer agent, and shareholder servicing fees); custodian and accounting fees and expenses; legal and auditing fees; securities valuation expenses; fidelity bonds and other insurance premiums; expenses of preparing and printing prospectuses, confirmations, proxy statements, and shareholder reports and notices; registration fees and expenses; proxy and annual meeting expenses, if any; all federal, state, and local taxes (including, without limitation, stamp, excise, income, and franchise taxes); organizational costs; non-Interested Trustees' fees and expenses; the costs and expenses of redeeming shares of a Fund; fees and expenses paid to any securities pricing organization; dues and expenses associated with membership in any mutual fund organization; and costs for incoming telephone WATTS lines. In addition, each of the Funds pays an equal portion of the trustee fees and expenses for attendance at Board meetings for the Board members who are not affiliated with, or interested persons of, the Advisor.

BUSINESS CONTINUITY AND DISASTER RECOVERY

The Advisor, the Distributor and the Servicer (collectively, the "Service Providers") have developed a joint Business Continuity and Disaster Recovery Program (the "Program") that is designed to minimize the disruption of normal business operations in the event of a disaster. While the Service Providers believe that the Program is comprehensive and should enable them to survive a disaster and reestablish normal business operations in a timely manner, under certain unusual or unexpected circumstances the Service Providers could be prevented or hindered from providing services to the Funds for extended periods of time. These circumstances may include, without limitation, acts of God, acts of government in its sovereign or contractual capacity, any act of declared or undeclared war or of a public enemy (including acts of terrorism), power shortages or failures, utility or communication failure or delays, labor disputes, strikes, shortages, supply shortages, system failures or malfunctions. Under each Service Provider's agreement with the Trust, absent willful misfeasance, bad faith or gross negligence on the part of the Service Provider, or the reckless disregard of their respective obligations, the Service Provider generally will not be liable for any related losses to the Funds or to the Funds' shareholders as a result of such an occurrence.

PRINCIPAL HOLDERS OF SECURITIES

As of July 2, 2007 the following persons were the only persons who were record owners or, to the knowledge of the Trust, beneficial owners of 5% or more of the shares of the Funds.

--------------------------------------------------------------------------------
                  PERCENTAGE OF
FUND NAME          FUND SHARES          NAME AND ADDRESS OF BENEFICIAL OWNER
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DETERMINATION OF NET ASSET VALUE

The following information supplements and should be read in conjunction with the section in the Prospectuses entitled "Calculating Net Asset Value." The NAV of a Fund serves as the basis for the purchase and redemption price of that Fund's shares. The NAV of a Fund is calculated by dividing the market value of the Fund's securities plus the value of its other assets, less all liabilities, by the number of outstanding shares of the Fund. If market quotations are not readily available, a security will be valued at fair value by the Advisor using methods established or ratified by the Board.

Options on securities and indices purchased by a Fund generally are valued at their last bid price in the case of exchange-traded options or, in the case of options traded in the over-the-counter ("OTC") market, the average of the last bid price as obtained from two or more dealers unless there is only one dealer, in which case that dealer's price is used. Futures contracts generally are valued based upon the unrealized gain or loss on the contract determined with reference to the first price reported by established futures exchanges after the close of a Fund pricing cycle, or alternatively, with reference to the average price at which futures are bought and sold by a Fund. Options on futures contracts generally are valued with reference to the underlying futures contract. If the market makes a limit move with respect to a particular commodity, the commodity will be valued at fair value by the Advisor using methods established or ratified by the Board.

The International Equity Funds will generally value their assets at fair value because of the time difference between the close of the relevant foreign exchanges and the time the Funds price their shares at the close of the NYSE. Such valuation will attempt to reflect the U.S. financial markets' perceptions and trading activity related to the Funds' assets since the calculation of the closing level of the Funds' respective benchmarks. The Topix 100 Index is determined in the early morning (2:00 or 3:00 a.m., depending on daylight savings time) U.S. Eastern Time ("ET"), prior to the opening of the NYSE. The STOXX 50 Index(SM) is determined in the mid-morning (approximately 10:30 a.m.) U.S. ET, prior to the closing of the NYSE. Under fair value pricing, the values assigned to a Fund's securities may not be the quoted or published prices of those securities on their primary markets or exchanges.

On days when shares of the Fixed Income Funds, Absolute Return Strategies Fund and Hedged Equity Fund have been purchased, redeemed, and/or exchanged, the portfolio securities held by the Fixed Income Funds, Absolute Return Strategies Fund and Hedged Equity Fund which are traded on the Chicago Board of Trade ("CBOT") are valued at the earlier of: (i) the time of the execution of the last trade of the day for the Fixed Income Funds, Absolute Return Strategies Fund and Hedged Equity Fund in those CBOT-traded portfolio securities; or (ii) the last price reported by an independent pricing service before the calculation of the Fixed Income Funds', Absolute Return Strategies Fund's or Hedged Equity Fund's NAV. On days when the CBOT is closed during its usual business hours and there is no need for the Fixed Income Funds, Absolute Return Strategies Fund or Hedged Equity Fund to execute trades on the CBOT, the value of the CBOT-traded portfolio securities held by the Fixed Income Funds, Absolute Return Strategies Fund or Hedged Equity Fund will be the last price reported by an independent pricing service before the calculation of the Fund's NAV.

OTC securities held by a Fund shall be valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used. Securities listed on the Nasdaq National Market and Nasdaq SmallCap Market may be valued at the Nasdaq Official Closing Price, which may differ from the last sales price reported. The portfolio securities of a Fund that are listed on national exchanges are taken at the last sales price of such securities on such exchange; if no sales price is reported, the mean of the last bid and asked price is used. For valuation purposes, all assets and liabilities initially expressed in foreign currency values will be converted into U.S. Dollar values at the mean between the bid and the offered quotations of such currencies against U.S. Dollars as last quoted by any recognized dealer. If such quotations are not available, the rate of exchange will be determined in good faith by the Advisor based on guidelines adopted by the Board. Dividend income and other distributions are recorded on the ex-dividend date, except for certain dividends from foreign securities which are recorded as soon as the Trust is informed after the ex-dividend date.

Illiquid securities, securities for which reliable quotations or pricing services are not readily available, and all other assets will be valued at their respective fair value as determined in good faith by, or under procedures established by the Board, which procedures may include the delegation of certain responsibilities regarding valuation to the Advisor or the officers of the Trust. The officers of the Trust report, as necessary, to the Board regarding portfolio valuation determination. The Board, from time to time, will review these methods of valuation and will recommend changes which may be necessary to assure that the investments of the Funds are valued at fair value.

The Money Market Fund will utilize the amortized cost method in valuing its portfolio securities for purposes of determining the NAV of its shares even though the portfolio securities may increase or decrease in market value, generally, in connection with changes in interest rates. The amortized cost method of valuation involves valuing a security at its cost adjusted by a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument while this method provides certainty in valuation, this method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Money Market Fund would receive if this Fund sold the instrument. During such periods, the yield to investors in the Money Market Fund may differ somewhat from that obtained in a similar company which uses mark-to-market values for all its portfolio securities. For example, if the use of amortized cost resulted in a lower (higher) aggregate portfolio value on a particular day, a prospective investor in the Money Market Fund would be able to obtain a somewhat higher (lower) yield than would result from investment in such a similar company and existing investors would receive less (more) investment income. The purpose of this method of calculation is to facilitate the maintenance of a constant NAV of $1.00.

The Money Market Fund's use of the amortized cost method is permitted pursuant to Rule 2a-7 under the 1940 Act (the "Rule"). The Rule requires that the Money Market Fund limit its investments to U.S.

Dollar-denominated instruments that meet the Rule's quality, maturity and diversification requirements. The Rule also requires the Money Market Fund to maintain a dollar-weighted average portfolio maturity of not more than ninety days and precludes the purchase of any instrument with a remaining maturity of more than thirteen months.

The  Money  Market  Fund  may  only  purchase  "Eligible  Securities."  Eligible
Securities are securities which: (a) have remaining maturities of thirteen months or less; (b) either (i) are rated in the two highest short-term rating categories by any two nationally-recognized statistical rating organizations ("NRSROs") that have issued a short-term rating with respect to the security or class of debt obligations of the issuer, or (ii) if only one NRSRO has issued a short-term rating with respect to the security, then by that NRSRO; (c) were long-term securities at the time of issuance whose issuers have outstanding short-term debt obligations which are comparable in priority and security and has a ratings as specified in (b) above; or (d) if no rating is assigned by any NRSRO as provided in (b) and (c) above, the unrated securities are determined by the Board to be of comparable quality to any rated securities.

As permitted by the Rule, the Board has delegated to the Advisor, subject to the Board's oversight pursuant to guidelines and procedures adopted by the Board, the authority to determine which securities present minimal credit risks and which unrated securities are comparable in quality to rated securities.

If the Board determines that it is no longer in the best interests of the Money Market Fund and its shareholders to maintain a stable price of $1.00 per share, or if the Board believes that maintaining such price no longer reflects a market-based NAV, the Board has the right to change from an amortized cost basis of valuation to valuation based on market quotations. The Money Market Fund will notify shareholders of any such change.

PURCHASE AND REDEMPTION OF SHARES

MINIMUM INVESTMENT REQUIREMENTS

Any request for a redemption (including pursuant to check writing privileges) by an investor whose account balance is: (a) below the currently applicable minimum investment; or (b) would be below that minimum as a result of the redemption, will be treated as a request by the investor of a complete redemption of that account. In addition, the Trust may redeem an account whose balance (due in whole or in part to redemptions since the time of last purchase) has fallen below the minimum investment amount applicable at the time of the shareholder's most recent purchase of Fund shares (unless the shareholder brings his or her account value up to the currently applicable minimum investment).

TAX CONSEQUENCES

Note that in the case of tax-qualified retirement plans, a redemption from such a plan may have adverse tax consequences. A shareholder contemplating such a redemption should consult his or her own tax adviser. Other shareholders should consider the tax consequences of any redemption.

SUSPENSION OF THE RIGHT OF REDEMPTION

The Funds may suspend the right of redemption or the date of payment: (i) for any period during which the NYSE is closed (other than customary weekend or holiday closings), or trading is restricted; (ii) for any period during which an emergency exists so that disposal of Fund investments or the determination of its NAV is not reasonably practicable; or (iii) for such other periods as the SEC, by order, may permit for the protection of Fund investors. In cases where Nasdaq, the CME, Chicago Board Options Exchange ("CBOE"), CBOT, or any foreign market where the Funds' securities trade, as appropriate, is closed or trading is restricted, a Fund may ask the SEC to permit the right to redemption to be suspended. On any day that any of the securities exchanges on which the Funds' securities trade close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the SEC, the right is reserved to advance the time on that day by which purchase and redemption orders must be received. Any order received after that time will receive the next business day's NAV.

HOLIDAYS

The NYSE, the Federal Reserve Bank of New York, the Nasdaq, the CME, the CBOT, and other U.S. exchanges are closed on weekends and on the following holidays:
(i) New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day (the CBOT and CME will have abbreviated trading schedules), Thanksgiving Day, and Christmas Day; and
(ii) the preceding Friday if any of these holidays falls on a Saturday, or the subsequent Monday if any of these holidays falls on a Sunday. Although the Trust expects the same holiday schedules to be observed in the future, each of the aforementioned exchanges may modify its holiday schedule at any time. In addition, the U.S. Government bond market is closed on Columbus Day, and as of December 6, 2004, the U.S. Government bond market will likely close early the day before Columbus Day and Veterans' Day, as recommended by the Bond Market Association.

The national Japanese holidays affecting the relevant securities markets in Japan are as follows: New Year's Day; Coming-of-Age Day; National Foundation
Day; Vernal Equinox Day; Greenery Day; Constitution Memorial Day; Children's Day; Marine Day; Respect-of-the-Aged Day; Autumnal Equinox Day; Health-Sports Day; Culture Day; Labor Thanksgiving Day; and Emperor's Birthday. Although the Trust expects this same holiday schedule to be observed in the future, the Japanese exchange may modify its holiday schedule at any time.

National holidays in the various European countries will also affect the relevant European securities markets. Due to the variety of holidays in each EU country as well as Switzerland, those holidays are not listed here.

REDEMPTIONS IN-KIND

The Trust intends to pay your redemption proceeds in cash. However, under unusual conditions that make the payment in cash unwise (and for the protection of the remaining shareholders of a Fund) the Trust reserves the right to pay all, or part, of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in-kind). The Trust has elected to be governed by Rule 18f-1 under the 1940 Act under which the Trust is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of a Fund's NAV during any 90-day period. Although it is highly unlikely that your shares would ever actually be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you.

A-CLASS SHARES - INITIAL SALES CHARGES, REDUCTIONS AND WAIVERS

INITIAL SALES CHARGES / DEALER REALLOWANCES. A-Class Shares of the Funds are sold subject to a front-end sales charge as described in the A-Class Shares Prospectus. The sales charge is used to compensate the Distributor and participating securities dealers for their expenses incurred in connection with the distribution of the Funds' shares. You may also be charged a transaction or other fee by the financial institution managing your account.

Selling dealers are normally reallowed a portion of the sales charge by the Distributor. The following table shows the amount of the front-end sales charge that is reallowed to dealers as a percentage of the offering price of A-Class Shares.

-----------------------------------------------------------------------------------------
AMOUNT OF INVESTMENT                  AUTHORIZED DEALER COMMISSION AS % OF OFFERING PRICE
-----------------------------------------------------------------------------------------
Less than $100,000                                           4.00%
-----------------------------------------------------------------------------------------
$100,000 but less than $250,000                              3.00%
-----------------------------------------------------------------------------------------
$250,000 but less than $500,000                              2.25%
-----------------------------------------------------------------------------------------
$500,000 but less than 1,000,000                             1.20%
-----------------------------------------------------------------------------------------
Greater than $1,000,000                                      1.00%
-----------------------------------------------------------------------------------------

REDUCED SALES CHARGES. You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your securities dealer are responsible for providing sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

RIGHTS OF ACCUMULATION

You may qualify for reduced initial sales charges based upon your existing investment in shares of any Rydex Fund at the time of the proposed purchase. To determine whether or not a reduced initial sales charge applies to a proposed purchase, the Distributor takes into account not only the money which is invested upon such proposed purchase, but also the value of all A-Class and C-Class shares of the Rydex Funds that you own (other than A-Class Shares of the U.S. Government Money Market Fund, as discussed in its Prospectus), calculated at their then current public offering price.

If you qualify for a reduced sales charge, the reduced sales charge applies to the total amount of money being invested, even if only a portion of that amount exceeds the breakpoint for the reduced sales charge. For example, if you already own qualifying A-Class or C-Class shares of any Rydex Fund with a value of $80,000 and wish to invest an additional $40,000 in an A-Class Share of a Fund, the reduced initial sales charge of 4.75% will apply to the full $40,000 purchase and not just to the $20,000 in excess of the $100,000 breakpoint.

To qualify for obtaining the discount applicable to a particular purchase, you or your securities dealer must furnish the Servicer with a list of the account numbers and the names in which your Rydex Fund accounts are registered at the time the purchase is made.

AGGREGATING ACCOUNTS (GROUP PURCHASES)

      1. To receive a reduced sales charge on A-Class Shares, investments in any A-Class or C-Class shares (other than A-Class Shares of the U.S. Government Money Market Fund, as discussed in the Prospectus) made by you, your spouse and your children under the age of 21 may be aggregated if made for your/their own account(s) and:

      o trust accounts established by the above individuals. However, if the person(s) who established the trust is/are deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust;

      o     solely controlled business accounts;

      o     single participant retirement plans; or

      o endowments or foundations established and controlled by you or your immediate family.

      2. Investments made by a trustee or other fiduciary for a single trust estate or fiduciary account and multiple-employee benefit plans of a single employer or affiliated employers - provided they are not aggregated with individual accounts - may also be aggregated.

      3. Similarly, investments made for participant accounts of a 403(b) plan that is treated like an employer-sponsored plan, or multiple 403(b) plans of a single employer or affiliated employers, may be aggregated. In addition, investments made for non-profit, charitable or educational organizations (or any employer-sponsored retirement plan for such an endowment or foundation) or any endowments or foundations established and controlled by the organization may be aggregated. Finally, investments made by a common trust fund or other diversified pooled accounts not specifically formed for the purpose of accumulating fund shares may be aggregated.

      SOME ACCOUNTS CANNOT BE AGGREGATED. At the request of certain investment firms, some accounts are set up as "street name" or "nominee" accounts. This means that the investment firm has sole access, and that the Funds have limited access, to the investment firm's clients' account information. Since the Servicer has little or no access to certain nominee or street name account information, these accounts generally may not be aggregated for the purpose of receiving reduced sales charges. Check with your securities dealer to determine if this applies to your account.

LETTERS OF INTENT

You may also pay reduced initial sales charges by indicating on the account application that you intend to provide a Letter of Intent ("LOI"), and then fulfilling the conditions of that LOI.

The LOI confirms the total investment in shares of the Rydex Funds that you intend to make within the next 13 months. By marking the LOI section on the account application and by signing the account application, you indicate that you understand and agree to the terms of the LOI and that you are bound by the provisions described below:

      CALCULATING THE INITIAL SALES CHARGE:

      o Each purchase of Fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI (to determine what the applicable public offering price is, look at the sales charge table in the section on "Initial Sales Charges" in the Prospectus).

      o It is your responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge.

      o The offering price may be further reduced as described below above under "Rights of Accumulation" if the Servicer is advised of all other accounts at the time of the investment.

      o Shares acquired through reinvestment of dividends and capital gains distributions will not be applied to the LOI.

      CALCULATING THE NUMBER OF SHARES TO BE PURCHASED

      o Purchases made within 90 days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase within the 90-day period.

      o Purchases made more than 90 days before signing an LOI will be applied toward the completion of the LOI based on the value of the shares purchased that is calculated at the public offering price on the effective date of the LOI.

      o If you meet the original obligation at any time during the 13-month period, you may revise the intended investment amount upward by submitting a written and signed request. This revision will not change the original expiration date.

      o The Servicer will process necessary adjustments upon the expiration or completion date of the LOI.

      FULFILLING THE INTENDED INVESTMENT

      o By signing an LOI, you are not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, you will have to pay the increased amount of sales charge.

      o To assure compliance with the provisions of the 1940 Act, the Servicer will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share) out of the initial purchase (or subsequent purchases if necessary). All dividends and any capital gain distributions on the escrowed shares will be credited to you. All shares purchased, including those escrowed, will be registered in your name. If the total investment specified under this LOI is completed within the 13-month period, the escrowed shares will be promptly released.

      o If the intended investment is not completed, you will pay the Servicer the difference between the sales charge on the specified amount and the sales charge on the amount actually purchased. If you do not pay such difference within 20 days of the expiration date, you irrevocably appoint the Servicer as your attorney-in-fact to surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.

      CANCELING THE LOI

      o If at any time before completing the LOI Program you wish to cancel the agreement, you must give written notice to the Distributor.

      o If at any time before completion the LOI Program you request the Servicer to liquidate or transfer beneficial ownership of your total shares, the LOI will be automatically canceled. If the total amount purchased is less than the amount specified in the LOI, the Servicer will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

SALES CHARGE WAIVERS. The A-Class Shares' initial sales charges will be waived for certain types of investors, as described in the Prospectus.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Dividends from net investment income and any distributions of net realized capital gains from each of the Funds will be distributed as described in the Trust's Prospectuses under "Dividends and Distributions." Normally, all such distributions of a Fund will automatically be reinvested without charge in additional shares of the same Fund.

The Government Long Bond 1.2x Strategy Fund and Money Market Fund intend to declare dividends daily from net investment income (and net short-term capital gains, if any) and distribute such dividends daily. Net income, for dividend purposes, includes accrued interest and accretion of original issue and market discount, plus or minus any short-term gains or losses realized on sales of portfolio securities, less the amortization of market premium and the estimated expenses of the Funds. Net income will be calculated immediately prior to the determination of NAV of the Government Long Bond 1.2x Strategy Fund and Money Market Fund.

The Board may revise the dividend policy, or postpone the payment of dividends, if the Money Market Fund should have or anticipate any large unexpected expense, loss, or fluctuation in net assets which, in the opinion of the Board, might have a significant adverse effect on shareholders of the Money Market Fund. On occasion, in order to maintain a constant $1.00 NAV for the Money Market Fund, the Board may direct that the number of outstanding shares of the Money Market Fund be reduced in each shareholder's account. Such reduction may result in taxable income to a shareholder of the Money Market Fund in excess of the net increase (I.E., dividends, less such reduction), if any, in the shareholder's account for a period of time. Furthermore, such reduction may be realized as a capital loss when the shares are liquidated.

With respect to the investment by the Government Long Bond 1.2x Strategy Fund in U.S. Treasury zero coupon bonds, a portion of the difference between the issue price of zero coupon securities and the face value of such securities (the "original issue discount") is considered to be income to the Fund each year, even though the Fund will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the investment company taxable income of the Government Long Bond 1.2x Strategy Fund which must be distributed to shareholders of the Fund in order to maintain the qualification of the Fund as regulated investment companies for tax purposes. The tax rules applicable to regulated investment companies are described below.

FEDERAL TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS

The following is only a summary of certain additional federal income tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectuses. No attempt is made to present a detailed explanation of the federal, state, local or foreign tax treatment of the Funds or their shareholders, and the discussion here and in the Prospectuses is not intended to be a substitute for careful tax planning.

The following general discussion of certain federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

REGULATED INVESTMENT COMPANY STATUS

A fund that qualifies as a regulated investment company ("RIC") under Subchapter M of the Code will not be subject to federal income taxes on the net investment income and net realized capital gains that the fund distributes to the Fund's shareholders. Each of the Funds will seek to qualify for treatment as a RIC under the Code. Provided that for each tax year a Fund: (i) meets the requirements to be treated as a RIC (as discussed below); and (ii) distributes at least 90% of the Fund's investment company income for such year (including, for this purpose, net realized short-term capital gains over net long-term capital losses) and at least 90% of its net tax-exempt income, the Fund itself will not be subject to federal income taxes to the extent the Fund's net investment income and the Fund's net realized capital gains, if any, are distributed to the Fund's shareholders. One of several requirements for RIC qualification is that the Fund must receive at least 90% of the Fund's gross income each year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to the Fund's investments in stock, securities, and foreign currencies, and net income derived from an interest in a qualified publicly traded partnership (the "90% Test"). A second requirement for qualification as a RIC is that a Fund must diversify its holdings so that, at the end of each fiscal quarter of the Fund's taxable year: (a) at least 50% of the market value of the Fund's total assets is represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities, with these other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund's total assets or 10% of the outstanding voting securities of such issuer; and (b) not more than 25% of the value of its total assets are invested in the securities (other than U.S. Government securities or securities of other RICs) of any one issuer or two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnership (the "Asset Test"). Income and gains from transactions in commodities such as precious metals and minerals will not qualify as gross income from "securities" for purposes of the 90% test. Income from investments in precious metals and in precious minerals will not qualify as gross income from "securities" for purposes of the 90% Test. The Precious Metals Fund, therefore, intends to restrict its investment in precious metals and in precious minerals to avoid a violation of the 90% Test.

In the event of a failure by a Fund to qualify as a RIC, the Fund would be subject to tax on its taxable income at corporate rates, and the Fund's distributions, to the extent such distributions are derived from the Fund's current or accumulated earnings and profits, would constitute dividends that would be taxable to the shareholders of the Fund as ordinary income. Such distributions would be eligible for the dividends received deduction for corporate shareholders, and for the lower tax rates applicable to qualified dividend income received by individual shareholders, subject to certain limitations. This treatment would also apply to any portion of the distributions that might have been treated in the shareholder's hands as long-term capital gains, as discussed below, had the Fund qualified as a RIC. The Board reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders. If a Fund determines that it will not qualify as a RIC under Subchapter M of the Code, the Fund will establish procedures to reflect the anticipated tax liability in the Fund's NAV.

Each Fund will generally be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for the year and 98% of its capital gain net income, for the one-year period ending on October 31 of such year, plus certain other amounts. Each Fund intends to make sufficient distributions, or deemed distributions, to avoid imposition of the excise tax but can make no assurances that all such tax liability will be eliminated.

Each Fund intends to distribute substantially all its net investment income and net realized capital gains to shareholders, at least annually. The distribution of net investment income and net realized capital gains will be taxable to Fund shareholders regardless of whether the shareholder elects to receive these distributions in cash or in additional shares. Except for the Government Long Bond 1.2x Strategy Fund and the Money Market Fund, all or portion of the net investment income distributions may be treated as qualified dividend income (eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets)) to the extent that the fund receives qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (I.E., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States).

In order for some portion of the dividends received by a Fund's shareholders to be qualified dividend income, a Fund must meet holding period and other requirements with respect to the dividend paying stocks in its portfolio, and the shareholder must meet holding period and other requirements with respect to the Fund's shares. Distributions reported to Fund shareholders as long-term capital gains shall be taxable as such (currently at a maximum rate of 15%), regardless of how long the shareholder has owned the shares. Fund shareholders will be notified annually by the Fund as to the federal tax status of all distributions made by the Fund. Distributions may be subject to state and local taxes.

Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

Shareholders of the Government Long Bond 1.2x Strategy Fund and the Money Market Fund will be subject to federal income tax on dividends paid from interest income derived from taxable securities and on distributions of realized net short-term capital gains. Interest and realized net short-term capital gains distributions are taxable to shareholders of the Government Long Bond 1.2x Strategy Fund and the Money Market Fund as ordinary dividend income regardless of whether the shareholder receives such distributions in additional Fund shares or in cash. Since the Government Long Bond 1.2x Strategy Fund's and the Money Market Fund's income is expected to be derived entirely from interest rather than dividends, none of such distributions will be eligible for the federal dividends received deduction available to corporations. Shareholders who have not held Fund shares for a full year should be aware that a Fund may designate and distribute, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of investment in a Fund.

If a Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in a Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

Sales, redemptions and exchanges of Fund shares are generally taxable transactions for federal and state income tax purposes. In general, if you hold your shares as a capital asset, gain or loss realized will be capital in nature and will be classified as long-term or short-term, depending on the length of the time shares have been held. Because the Money Market Fund intends to maintain a stable $1.00 NAV, shareholders of that Fund should not expect to realize any gain or loss on the sale, redemption or exchange of such shares.

The Funds will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gain distributions shortly after the close of each calendar year.

All or a portion of any loss realized upon the redemption of Fund shares will be disallowed to the extent that other shares in a Fund are purchased (through reinvestment of dividends or otherwise) within 30 days before or after a share redemption. Any loss disallowed under these rules will be added to the tax basis in the newly purchased shares. In addition, any loss realized by a shareholder on the disposition of shares held for six months or less is treated as a long-term capital loss to the extent of any distributions of any net long-term capital gains received by the shareholder with respect to such shares.

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

SPECIAL TAX CONSIDERATIONS

SECTOR FUNDS, INTERNATIONAL EQUITY FUNDS AND ALTERNATIVE INVESTMENT FUNDS. As described above, gains from the sale or other disposition of foreign currencies and other income (including but not limited to gains from options, futures or forward contracts) derived from investing in stock, securities, or foreign currencies generally are included as qualifying income in applying the 90% Test. It should be noted, however, that for purposes of the 90% Test, the Secretary of the Treasury is authorized to issue regulations that would exclude from qualifying income foreign currency gains which are not directly related to the RIC's principal business of investing in stock or securities (or options and futures with respect to stock or securities). No regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. If such future regulations were applied to the Strengthening Dollar 2x Strategy and Weakening Dollar 2x Strategy Funds, it is possible that the amount of their qualifying income would no longer satisfy the 90% Test and the Funds would fail to qualify as RICs.

It is also possible that the Strengthening Dollar 2x Strategy and Weakening Dollar 2x Strategy Funds' strategy of investing in foreign currency-related financial instruments might cause the Funds to fail to satisfy the Asset Test, resulting in their failure to qualify as RICs. Failure of the Asset Test might result from a determination by the Internal Revenue Service that financial instruments in which the Funds invest are not securities. Moreover, even if the financial instruments are treated as securities, a determination by the Internal Revenue Service regarding the identity of the issuers of the securities or the fair market values of the securities that differs from the determinations made by the Funds could result in the failure by the Funds to diversify their investments in a manner necessary to satisfy the Asset Test. The tax treatment of a Fund and its shareholders in the event the Fund fails to qualify as a RIC is described above under "Regulated Investment Company Status".

Under the Code, special rules are provided for certain transactions in a foreign currency other than the taxpayer's functional currency (I.E., unless certain special rules apply, currencies other than the U.S. Dollar). In general, foreign currency gains or losses from forward contracts, from futures contracts that are not "regulated futures contracts," and from unlisted options will be treated as ordinary income or loss under the Code. Also, certain foreign exchange gains derived with respect to foreign fixed-income securities are also subject to special treatment. In general, any such gains or losses will increase or decrease the amount of the a Fund's investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of a Fund's net capital gain. Additionally, if such losses exceed other investment company taxable income during a taxable year, a Fund would not be able to make any ordinary dividend distributions.

The Sector Funds, International Equity Funds and Sector Rotation Fund may incur a liability for foreign dividend withholding taxes as a result of investment in stock or securities of foreign corporations. If, at any year-end, more than 50% of the assets of a Fund are comprised of stock or securities of foreign corporations, the Fund may elect to "pass through" to shareholders the amount of foreign taxes paid by that Fund. The Fund will make such an election only if that Fund deems this to be in the best interests of its shareholders. If the Fund does not qualify to make this election or does qualify, but does not choose to do so, the imposition of such taxes would directly reduce the return to an investor from an investment in that Fund.

With respect to investments by the S&P 500 Fund, Russell 2000(R) Fund, Fixed Income Funds, Absolute Return Strategies Fund or Hedged Equity Fund in zero coupon securities which are sold at original issue discount and thus do not make periodic cash interest payments, each Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because each Fund distributes all of its net investment income to its shareholders, a Fund may have to sell Fund securities to distribute such imputed income which may occur at a

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

time when the Advisor would not have chosen to sell such securities and which may result in taxable gain or loss.

COMMODITIES STRATEGY FUND. One of the requirements for qualification as a RIC under Subchapter M of the Code is that a Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies ("Qualifying Income"). As described in the Prospectuses, the Fund intends to gain its exposure to the commodities markets by investing in commodity-linked derivative instruments, including swap agreements, commodity options, futures, options on futures and commodity-linked structured notes.

The status of the swap agreements and other commodity-linked derivative instruments under tests to qualify as a RIC under Subchapter M of the Code has been recently addressed in Revenue Ruling 2006-1 and Revenue Ruling 2006-31 which provide that income from commodity-linked swaps in which the Fund invests will not be considered qualifying income after September 30, 2006. After such time, the Fund will therefore restrict its income from commodity-linked swaps (when combined with its other investments that produce non-qualifying income) to be less than 10 percent of its gross income.

The Fund has received a private letter ruling from the Internal Revenue Service that concludes that certain commodities-linked notes held by the Fund will produce qualifying income for purposes of the RIC qualification tests. The Advisor, therefore, believes it can continue to successfully operate the Fund in a manner consistent with the Fund's current investment objective by investing in certain commodities-linked structured notes.

If the Fund were to fail to qualify as a regulated investment company, the Fund would be subject to federal income tax on its net income and capital gains at regular corporate income tax rates (without a deduction for distributions to shareholders). When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the Fund's earnings and profits. If the Fund were to fail to qualify as a regulated investment company and became subject to federal income tax, any shareholders of the Fund would be subject to diminished investment returns.

OPTIONS TRANSACTIONS BY THE FUNDS

If a call option written by a Fund expires, the amount of the premium received by a Fund for the option will be short-term capital gain to the Fund. If such an option is closed by a Fund, any gain or loss realized by a Fund as a result of the closing purchase transaction will be short-term capital gain or loss. If the holder of a call option exercises the holder's right under the option, any gain or loss realized by a Fund upon the sale of the underlying security or underlying futures contract pursuant to such exercise will be short-term or long-term capital gain or loss to a Fund depending on the Fund's holding period for the underlying security or underlying futures contract.

With respect to call options purchased by a Fund, a Fund will realize short-term or long-term capital gain or loss if such option is sold and will realize short-term or long-term capital loss if the option is allowed to expire depending on the Fund's holding period for the call option. If such a call option is exercised, the amount paid by the Fund for the option will be added to the basis of the stock or futures contract so acquired.

Each Fund has available to it a number of elections under the Code concerning the treatment of option transactions for tax purposes. A Fund will utilize the tax treatment that, in a Fund's judgment, will be most favorable to a majority of investors in the Fund. Taxation of these transactions will vary according to the elections made by a Fund. These tax considerations may have an impact on investment decisions made by a Fund.

Each of the Domestic Equity Funds, Domestic Equity - Style Funds, Sector Funds, International Equity Funds and Alternative Investment Funds in its operations also will utilize options on stock indices. Options on "broad based" stock indices are classified as "nonequity options" under the Code. Gains and losses resulting from the expiration, exercise, or closing of such nonequity options, as well as gains and losses resulting from futures contract transactions, will be treated as long-term capital gain or loss to the extent of 60% thereof and short-term capital gain or loss to the extent of 40% thereof (hereinafter, "blended gain or loss"). In addition, any nonequity option and futures contract held by a Fund on the last day of a fiscal year will be treated as sold for market value on that date, and gain or loss recognized as a result of such deemed sale will be blended gain or loss.

The trading strategies of each of the Domestic Equity Funds, Domestic Equity - Style Funds, Sector Funds, International Equity Funds and Alternative Investment Funds, involving non equity options on stock indices may constitute "straddle" transactions. "Straddles" may affect the taxation of such instruments and may cause the postponement of recognition of losses incurred in certain closing transactions. Each of these Funds will also have available a number of elections under the Code concerning the treatment of option transactions for tax purposes. Each such Fund will utilize the tax treatment that, in the Fund's judgment, will be most favorable to a majority of investors in the Fund. Taxation of these transactions will vary according to the elections made by a Fund. These tax considerations may have an impact on investment decisions made by a Fund.

A Fund's transactions in certain options, under some circumstances, could preclude a Fund's qualifying for the special tax treatment available to investment companies meeting the requirements of Subchapter M of the Code.

Each Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund and/or defer a Fund's ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by a Fund.

BACK-UP WITHHOLDING

In certain cases a Fund will be required to withhold and remit to the U.S. Treasury an amount equal to the applicable back-up withholding rate applied to reportable taxable dividends and distributions, as well as the proceeds of any redemptions of Fund shares, paid to a shareholder who: (1) has failed to provide a correct taxpayer identification number (usually the shareholder's social security number); (2) is subject to back-up withholding by the Internal Revenue Service ("IRS"); (3) has failed to provide the Fund with the certifications required by the IRS to document that the shareholder is not subject to back-up withholding; or (4) has failed to certify that he or she is a U.S. person (including a U.S. resident alien).

OTHER ISSUES

Each Fund may be subject to tax or taxes in certain states where the Fund does business. Furthermore, in those states which have income tax laws, the tax treatment of a Fund and of Fund shareholders with respect to distributions by the Fund may differ from federal tax treatment. In some states ownership of fund shares may also be subject to state and local taxation. Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. Government, subject in some states to minimum investment requirements that must be met by a Fund. Investment in Government National Mortgage Association or

Fannie Mae securities, banker's acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders.

Shareholders are urged to consult their own tax advisers regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, or local taxes.

OTHER INFORMATION

PORTFOLIO HOLDINGS

The Board has approved portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. These policies and procedures, as described below, are designed to ensure that disclosure of portfolio holdings is in the best interests of Fund shareholders, and address conflicts of interest between the interests of Fund shareholders and those of the Funds' Advisor, principal underwriter, or any affiliated person of the Funds, the Advisor, or the principal underwriter.

Information concerning the Funds' portfolio holdings may be disclosed in the ordinary course of business and as frequently as daily, but no earlier than one business day following the date of the information, to (i) certain personnel of those Service Providers that are involved in portfolio management and providing administrative, operational, risk management, or other support to portfolio management, including affiliated broker-dealers, and (ii) other personnel of the Advisor and other Service Providers, such as the Funds' administrator, custodian and fund accountant, who deal directly with, or assist in, functions related to investment management, administration, custody and fund accounting, as may be necessary to conduct business in the ordinary course in a manner consistent with agreements with the Funds and/or the terms of the Funds' current registration statement. As of December 31, 2006, the Funds disclose portfolio holdings information to the following entities as part of ongoing arrangements that serve legitimate business purposes:

--------------------------------------------------------------------------------
              INDIVIDUAL/ENTITY                 FREQUENCY          TIME LAG
--------------------------------------------------------------------------------
Morningstar                                      Monthly       1-5 business days
--------------------------------------------------------------------------------
Lipper                                           Monthly       1-5 business days
--------------------------------------------------------------------------------
Thompson Financial                              Quarterly      1-5 business days
--------------------------------------------------------------------------------
Bloomberg                                       Quarterly      1-5 business days
--------------------------------------------------------------------------------
Vickers Stock Research                          Quarterly      1-5 business days
--------------------------------------------------------------------------------
Standard & Poor's                               Quarterly      1-5 business days
--------------------------------------------------------------------------------
Institutional Shareholder Services (formerly,
Investor Responsibility Research Center)         Weekly        1-5 business days
--------------------------------------------------------------------------------

The Funds' Chief Compliance  Officer,  or a Compliance Manager designated by the
Chief Compliance Officer, may also grant exceptions to permit additional disclosure of Fund portfolio holdings information at differing times and with different lag times (the period from the date of the information to the date the information is made available), if any, in instances where the Funds have legitimate business purposes for doing so, it is in the best interests of shareholders, and the recipients are subject to a duty of confidentiality, including a duty not to trade on the nonpublic information and are required to execute an agreement to that effect. The Board will be informed of any such disclosures at its next regularly scheduled meeting or as soon as is reasonably practicable thereafter. In no event shall the Funds, the Advisor, or any other party receive any direct or indirect compensation in connection with the disclosure of information about the Funds' portfolio holdings.

The Board exercises continuing oversight of the disclosure of the Funds' portfolio holdings by (1) overseeing the implementation and enforcement of the Portfolio Holdings Disclosure Policies and Procedures, the Code of Ethics, and the Protection of Non-Public Information Policies and Procedures (collectively, the portfolio holdings governing policies) by the Funds' Chief Compliance Officer and the Funds, (2) considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act and Rule 206(4)-7 under the Investment Advisers Act of 1940) that may arise in connection with any portfolio holdings governing policies, and (3) considering whether to approve or ratify any amendment to any portfolio holdings governing policies. The Board and the Funds reserve the right to amend the Policies and Procedures at any time and from time to time without prior notice in their sole discretion. For purposes of the Policies and Procedures, the term "portfolio holdings" means the equity and debt securities (E.G., stocks and bonds) held by the Funds and does not mean the cash investments, derivatives, and other investment positions (collectively, other investment positions) held by the Funds.

In addition to the permitted disclosures described above, the Funds must disclose their complete holdings quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC's web site at www.sec.gov.

VOTING RIGHTS

You receive one vote for every full Fund share owned. Each Fund or class of a Fund will vote separately on matters relating solely to that Fund or class. All shares of the Funds are freely transferable.

As a Delaware statutory trust, the Trust is not required to hold annual Shareholder meetings unless otherwise required by the 1940 Act. However, a meeting may be called by Shareholders owning at least 10% of the outstanding shares of the Trust. If a meeting is requested by Shareholders, the Trust will provide appropriate assistance and information to the Shareholders who requested the meeting. Shareholder inquiries can be made by calling 800.820.0888 or 301.296.5100, or by writing to the Trust at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850.

REPORTING

You will receive the Trust's unaudited financial information and audited financial statements. In addition, the Trust will send you proxy statements and other reports. If you are a customer of a financial institution that has purchased shares of a Fund for your account, you may, depending upon the nature of your account, receive all or a portion of this information directly from your financial institution.

SHAREHOLDER INQUIRIES

You  may  visit  the  Trust's  web  site  at  WWW.RYDEXINVESTMENTS.COM  or  call
800.820.0888 or 301.296.5100 to obtain information on account statements, procedures, and other related information.

INDEX PUBLISHERS

The Rydex Funds are not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), Dow Jones, or the Board of Trade of the City of New York, Inc. ("NYBOT" or "Licensor"), a corporation with offices at World Financial Center, One North End Avenue, New York, NY. S&P, Dow Jones, and NYBOT make no representation or warranty, express or implied, to the owners of the Rydex Funds or any member of the public regarding the advisability of investing in securities generally or in the Rydex Funds particularly or the ability of the S&P, Dow Jones and/or NYBOT Indices to track general stock market performance. S&P, Dow Jones, and NYBOT's only relationship to Rydex Investments is the licensing of certain trademarks and trade names of S&P, Dow Jones, NYBOT and of the

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

S&P Indices, Dow Jones Industrial Average(SM) and NYBOT Indices which are determined, composed and calculated by S&P, Dow Jones, and NYBOT, respectively, without regard to Rydex Investments or the Rydex Funds. S&P, Dow Jones and NYBOT have no obligation to take the needs of Rydex Investments or the owners of the Rydex Funds into consideration in determining, composing or calculating the S&P Indices, the Dow Jones Industrial Average(SM), or NYBOT Indices, respectively. S&P, Dow Jones and NYBOT are not responsible for and have not participated in the determination of the prices and amount of the Rydex Funds, the timing of the issuance or sale of the Rydex Funds, or in the determination or calculation of the NAV of the Rydex Funds. S&P, Dow Jones and NYBOT have no obligation or liability in connection with the administration, marketing or trading of the Rydex Funds.

S&P, DOW JONES AND NYBOT DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P INDICES, DOW JONES INDUSTRIAL AVERAGE(SM), OR NYBOT INDICES, RESPECTIVELY, OR ANY DATA INCLUDED THEREIN AND S&P, DOW JONES AND NYBOT SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P, DOW JONES AND NYBOT MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY RYDEX INVESTMENTS, OWNERS OF THE RYDEX FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P INDICES, DOW JONES INDUSTRIAL AVERAGE(SM), OR NYBOT INDICES, RESPECTIVELY, OR ANY DATA INCLUDED THEREIN. S&P, DOW JONES AND NYBOT MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P INDICES, DOW JONES INDUSTRIAL AVERAGE(SM), OR NYBOT, RESPECTIVELY, OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P, DOW JONES OR NYBOT HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN DOW JONES AND RYDEX INVESTMENTS.

FRANK RUSSELL COMPANY ("RUSSELL")

THE RUSSELL 2000(R) 1.5X STRATEGY, RUSSELL 2000(R) AND INVERSE RUSSELL 2000(R) STRATEGY FUNDS ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY RUSSELL. RUSSELL MAKES NO REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OF THE FUNDS OR ANY MEMBER OF THE PUBLIC REGARDING THE ADVISABILITY OF INVESTING IN SECURITIES GENERALLY OR IN THE FUNDS PARTICULARLY OR THE ABILITY OF THE RUSSELL 2000(R) INDEX TO TRACK GENERAL STOCK MARKET PERFORMANCE OR A SEGMENT OF THE SAME. RUSSELL'S PUBLICATION OF THE RUSSELL 2000(R) INDEX IN NO WAY SUGGESTS OR IMPLIES AN OPINION BY RUSSELL AS TO THE ADVISABILITY OF INVESTMENT IN ANY OR ALL OF THE SECURITIES UPON WHICH THE RUSSELL 2000(R) INDEX IS BASED. RUSSELL'S ONLY RELATIONSHIP TO THE TRUST IS THE LICENSING OF CERTAIN TRADEMARKS AND TRADE NAMES OF RUSSELL AND OF THE RUSSELL 2000(R) INDEX WHICH IS DETERMINED, COMPOSED AND CALCULATED BY RUSSELL WITHOUT REGARD TO THE TRUST OR THE FUNDS. RUSSELL IS NOT RESPONSIBLE FOR AND HAS NOT REVIEWED THE FUNDS NOR ANY ASSOCIATED LITERATURE OR PUBLICATIONS AND RUSSELL MAKES NO REPRESENTATION OR WARRANTY EXPRESS OR IMPLIED AS TO THEIR ACCURACY OR COMPLETENESS, OR OTHERWISE. RUSSELL RESERVES THE RIGHT, AT ANY TIME AND WITHOUT NOTICE, TO ALTER, AMEND, TERMINATE OR IN ANY WAY CHANGE THE RUSSELL 2000(R) INDEX. RUSSELL HAS NO OBLIGATION OR LIABILITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE FUNDS.

RUSSELL DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE RUSSELL 2000(R) INDEX OR ANY DATA INCLUDED THEREIN AND RUSSELL SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. RUSSELL MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE

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

TRUST, INVESTORS, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE RUSSELL 2000(R) INDEX OR ANY DATA INCLUDED THEREIN. RUSSELL MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE RUSSELL 2000(R) INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL RUSSELL HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

GOLDMAN SACHS & CO.

The Rydex Funds are not sponsored, endorsed, sold or promoted by Goldman, Sachs & Co. or any of its affiliates ("GS&Co."). GS&Co. makes no representation or warranty, express or implied, to the owners of the Rydex Funds or any member of the public regarding the advisability of investing in securities generally or in the Rydex Funds particularly or the ability of the GS&Co. Indices to track general stock market performance. GS&Co.'s only relationship to Rydex Investments is the licensing of certain trademarks and trade names of GS&Co. and of the GS&Co. Indices, which are determined, composed and calculated by GS&Co. without regard to Rydex Investments or the Rydex Funds. GS&Co. has no obligation to take the needs of Rydex Investments or the owners of the Rydex Funds into consideration in determining, composing or calculating the GS&Co. Indices. GS&Co. nor any of its affiliates are responsible for and have not participated in the determination of the prices and amount of the Rydex Funds, the timing of the issuance or sale of the Rydex Funds, or in the determination or calculation of the NAV of the Rydex Funds. GS&Co. has no obligation or liability in connection with the administration, marketing or trading of the Rydex Funds.

GS&CO. DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE GS&CO. INDICES, OR ANY DATA INCLUDED THEREIN AND GS&CO. SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. GS&CO. MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY RYDEX INVESTMENTS, OWNERS OF THE RYDEX FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE GS&CO. INDICES, OR ANY DATA INCLUDED THEREIN. GS&CO. MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE GS&CO. INDICES, OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL GS&CO. HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

COUNSEL

Morgan, Lewis & Bockius LLP, 1111 Pennsylvania Avenue NW, Washington, DC 20004, serves as counsel to the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

__________________,________________,   is  the  independent   registered  public
accounting firm to the Trust and each of the Funds.

CUSTODIAN

U.S. Bank, N.A. (the "Custodian"), 425 Walnut Street, Cincinnati, Ohio 45202, serves as custodian for the Trust and the Funds under a custody agreement between the Trust and the Custodian. Under the custody agreement, the Custodian holds the portfolio securities of each Fund and maintains all necessary related accounts and records.

FINANCIAL STATEMENTS

The Trust's financial statements for the fiscal year ended March 31, 2007, including notes thereto and the report of __________, are incorporated by reference into this SAI. A copy of the Trust's 2007 Annual Report to Shareholders must accompany the delivery of this SAI.

                                   APPENDIX A

BOND RATINGS

Below is a description of Standard & Poor's Ratings Group ("Standard & Poor's") and Moody's Investors Service, Inc. ("Moody's") bond rating categories.

STANDARD & POOR'S RATINGS
GROUP CORPORATE BOND RATINGS

AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA - Bonds rated "AA" also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from "AAA" issues only in small degree.

A - Bonds rated "A" have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB - Bonds rated "BBB" are regarded as having an adequate capability to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

BB - Bonds rated "BB" have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B - Bonds rated "B" have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

CCC - Bonds rated "CCC" have a currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

MOODY'S INVESTORS SERVICE, INC.
CORPORATE BOND RATINGS

Aaa - Bonds rate "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to a "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds rate "Aa" are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protections may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than in Aaa securities.

A - Bonds rated "A" possess many favorable investment attributes, and are to be considered as upper medium grade obligations. Factors giving security principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds rated "Baa" are considered as medium grade obligations (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds rated "Ba" are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any longer period of time may be small.

Caa - Bonds rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

                                   APPENDIX B

                                RYDEX INVESTMENTS
                      PROXY VOTING POLICIES AND PROCEDURES

I.    INTRODUCTION

PADCO Advisors, Inc. and PADCO Advisors II, Inc., together doing business as Rydex Investments, generally are responsible for voting proxies with respect to securities held in client accounts, including clients registered as investment companies under the Investment Company Act of 1940 ("Funds") and clients that are pension plans ("Plans") subject to the Employee Retirement Income Security Act of 1974 ("ERISA"). This document sets forth Rydex Investments' policies and guidelines with respect to proxy voting and its procedures to comply with SEC Rule 206(4)-6 under the Investment Advisers Act of 1940. Specifically, Rule 206(4)-6 requires that we:

      o Adopt and implement written policies and procedures reasonably designed to ensure that we vote client securities in the best interest of clients;

      o Disclose to clients how they may obtain information from us about how we voted proxies for their securities; and

      o Describe our proxy voting policies and procedures to clients and furnish them a copy of our policies and procedures on request.

II.   PROXY VOTING POLICIES AND PROCEDURES

A.    Proxy Voting Policies

Proxies may have economic value and, where Rydex Investments is given responsibility for voting proxies, we must take reasonable steps under the circumstances to ensure that proxies are received and voted in the best long-term economic interests of our clients, which generally means voting proxies with a view to enhancing the value of the shares of stock held in client accounts, considering all relevant factors and without undue influence from individuals or groups who may have an economic interest in the outcome of the proxy vote. Our authority is initially established by our advisory contracts or comparable documents. Clients, however, may change their proxy voting direction at any time.

The  financial  interest  of  our  clients  is  the  primary   consideration  in
determining how proxies should be voted. Any material conflicts of interest between Rydex Investments and our clients with respect to proxy voting are resolved in the best interests of clients, in accordance with the procedures described in Section III below.

B.    Proxy Voting Procedures

Rydex Investments utilizes the services of an outside proxy voting firm, Institutional Shareholder Services ("ISS"), to act as agent for the proxy process, to maintain records on proxy votes for our clients, and to provide independent research on corporate governance, proxy and corporate responsibility issues. In the absence of contrary instructions received from Rydex Investments, ISS will vote proxies in accordance with the proxy voting guidelines (the "Guidelines") attached as SCHEDULE A hereto, as such Guidelines may be revised from time to time by Rydex Investments' portfolio management group (the "Committee"). Under its arrangement with ISS, Rydex Investments has agreed to:

      o Provide ISS with a copy of the Guidelines and to inform ISS promptly of any changes to the Guidelines;

      o Deliver to ISS, on a timely basis, all documents, information and materials necessary to enable ISS to provide the services contemplated to be performed by it on a timely and efficient basis (such as conveying to ISS a power of attorney with respect to the services to be provided hereunder and providing ISS on a timely basis with Rydex Investments' authorized stamp, proxy cards, special voting instructions, authorization letters to custodian banks and any other materials necessary for the performance by ISS of its duties);

      o Provide ISS with a data file containing portfolio information (such as account numbers, share amounts, and security identifiers such as cusip and/or sedol numbers) on a regular basis; and

      o Coordinate with ISS with respect to the classification of proxy items and for the treatment of items not clearly defined under the Guidelines.

III.  RESOLVING POTENTIAL CONFLICTS OF INTEREST

The Committee is responsible for identifying potential conflicts of interest in regard to the proxy voting process. Examples of potential conflicts of interest include:

      o Managing a pension plan for a company whose management is soliciting proxies;

      o Having a material business relationship with a proponent of a proxy proposal in which this business relationship may influence how the proxy vote is cast; and

      o     Rydex Investments,  its employees or affiliates having a business or
            personal   relationship   with  participants  in  a  proxy  contest,
            corporate directors or candidates for directorships.

To ensure that all proxies are voted in the best interests of clients and are not the product of any potential conflict of interest, if a potential conflict of interest exists Rydex Investments will instruct ISS to vote in accordance with the established Guidelines. In the absence of established Guidelines (I.E., in instances where the Guidelines provide for a "case-by-case" review), Rydex Investments may vote a proxy regarding that proposal in any of the following manners:

      o REFER PROPOSAL TO THE CLIENT - Rydex Investments may refer the proposal to the client and obtain instructions from the client on how to vote the proxy relating to that proposal.

      o OBTAIN CLIENT RATIFICATION - If Rydex Investments is in a position to disclose the conflict to the client (I.E., such information is not confidential), Rydex Investments may determine how it proposes to vote the proposal on which it has a conflict, fully disclose the nature of the conflict to the client, and obtain the client's consent to how Rydex Investments will vote on the proposal (or otherwise obtain instructions from the client on how the proxy on the proposal should be voted).

      o USE AN INDEPENDENT THIRD PARTY FOR ALL PROPOSALS - Subject to any client imposed proxy voting policies, Rydex Investments may vote all proposals in a proxy according to the policies of an independent third party, such as ISS or a similar entity (or to have the third party vote such proxies).

      o USE AN INDEPENDENT THIRD PARTY TO VOTE THE SPECIFIC PROPOSALS THAT INVOLVE A CONFLICT - Subject to any client imposed proxy voting policies, Rydex Investments may use an independent third party (such as ISS) to recommend how the proxy for specific proposals that involve a conflict should be voted (or to have the third party vote such proxies).

IV.   SECURITIES SUBJECT TO LENDING ARRANGEMENTS

For various legal or administrative reasons, Rydex Investments is often unable to vote securities that are, at the time of such vote, on loan pursuant to a client's securities lending arrangement with the client's custodian. Rydex Investments will refrain from voting such securities where the costs to the client and/or administrative inconvenience of retrieving securities then on loan outweighs the benefit of voting, assuming retrieval under such circumstances is even feasible and/or possible. In certain extraordinary situations, Rydex Investments may seek to have securities then on loan pursuant to such securities lending arrangements retrieved by the client's custodian for voting purposes. This decision will generally be made on a case-by-case basis depending on whether, in Rydex Investments' judgment, the matter to be voted on has critical significance to the potential value of the securities in question, the relative cost and/or administrative inconvenience of retrieving the securities, the significance of the holding and whether the stock is considered a long-term holding. There can be no guarantee that any such securities can be retrieved for such purpose.

V.    SPECIAL ISSUES WITH VOTING FOREIGN PROXIES

Voting proxies with respect to shares of foreign stocks may involve significantly greater effort and corresponding cost due to the variety of regulatory schemes and corporate practices in foreign countries with respect to proxy voting. Because the cost of voting on a particular proxy proposal could exceed the expected benefit to a client (including an ERISA Plan), Rydex Investments may weigh the costs and benefits of voting on proxy proposals relating to foreign securities and make an informed decision on whether voting a given proxy proposal is prudent.

VI.   ASSISTANCE WITH FORM N-PX AND PROXY VOTING RECORD

Rydex Investments shall assist its Fund clients in disclosing the following information on Form N-PX for each proxy matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which Rydex Investments, or ISS as its agent, voted on the client's behalf by providing the following information to the Fund on a regular quarterly basis within 30 days after the end of the quarter:

      (i)    The name of the issuer of the portfolio security;

      (ii) The exchange ticker symbol of the portfolio security (if available through reasonably practicable means);

      (iii) The Council on Uniform Security Identification Procedures ("CUSIP") number for the portfolio security (if available through reasonably practicable means);

      (iv)   The shareholder meeting date;

      (v)    A brief identification of the matter voted on;

      (vi) Whether the matter was proposed by the issuer or by a security holder;

      (vii) Whether Rydex Investments (or ISS as its agent) cast the client's vote on the matter;

      (viii) How Rydex Investments (or ISS as its agent) cast the client's vote (I.E., for or against proposal, or abstain; for or withhold regarding election of directors); and

      (ix) Whether Rydex Investments (or ISS as its agent) cast the client's vote for or against management.

VII.  DISCLOSURE OF HOW TO OBTAIN VOTING INFORMATION

Rule 206(4)-6 requires Rydex Investments to disclose in response to any client request how the client can obtain information from Rydex Investments on how its securities were voted. Rydex Investments will disclose in Part II of its Form ADV that clients can obtain information on how their securities were voted by making a written request to Rydex Investments. Upon receiving a written request from a client, Rydex Investments will provide the information requested by the client within a reasonable amount of time.

Rule 206(4)-6 also requires Rydex Investments to describe its proxy voting policies and procedures to clients, and upon request, to provide clients with a copy of those policies and procedures. Rydex Investments will provide such a description in Part II of its Form ADV. Upon receiving a written request from a client, Rydex Investments will provide a copy of this policy within a reasonable amount of time.

If approved by the client, this policy and any requested records may be provided electronically.

VIII. RECORDKEEPING

Rydex Investments shall keep the following records for a period of at least five years, the first two in an easily accessible place:

      (i)   A copy of this Policy;

      (ii)  Proxy Statements received regarding client securities;

      (iii) Records of votes cast on behalf of clients;

      (iv) Any documents prepared by Rydex Investments that were material to making a decision how to vote, or that memorialized the basis for the decision; and

      (v)   Records of client requests for proxy voting information.

With respect to Rydex Investments' Fund clients, each Fund shall maintain a copy of each of the records that is related to proxy votes on behalf of the Fund by Rydex Investments. Additionally, Rydex Investments may keep Fund client records as part of Rydex Investments' records.

Rydex Investments may rely on proxy statements filed on the SEC's EDGAR system instead of keeping its own copies, and may rely on proxy statements and records of proxy votes cast by Rydex Investments that are maintained with a third party, such as ISS, provided that Rydex Investments has obtained an undertaking from the third party to provide a copy of the documents promptly upon request.

                                   SCHEDULE A
                                       TO
                                RYDEX INVESTMENTS
                      PROXY VOTING POLICIES AND PROCEDURES

                             PROXY VOTING GUIDELINES

Rydex Investments believes that management is generally in the best position to make decisions that are essential to the ongoing operation of the company and which are not expected to have a major impact on the corporation and its shareholders. Accordingly, Rydex Investments will generally vote with management on "routine items" of a corporate administrative nature. Rydex Investments will generally review all "non-routine items" (I.E., those items having the potential for major economic impact on the corporation and the long-term value of its shares) on a case-by-case basis.

BOARD OF DIRECTORS

A.  Director Nominees in Uncontested Elections                    Vote With Mgt.
B.  Chairman and CEO is the Same Person                           Vote With Mgt.
C.  Majority of Independent Directors                             Vote With Mgt.
D.  Stock Ownership Requirements                                  Vote With Mgt.
E.  Limit Tenure of Outside Directors                             Vote With Mgt.
F.  Director and Officer Indemnification and Liability
       Protection                                                 Vote With Mgt.
G.  Eliminate or Restrict Charitable Contributions                Vote With Mgt.

PROXY CONTESTS

A.  Voting for Director Nominees in Contested Election            Vote With Mgt.
B.  Reimburse Proxy Solicitation                                  Vote With Mgt.

AUDITORS

A.  Ratifying Auditors                                            Vote With Mgt.

PROXY CONTEST DEFENSES

A.  Board Structure - Classified  Board                           Vote With Mgt.
B.  Cumulative Voting                                             Vote With Mgt.
C.  Shareholder Ability to Call Special Meetings                  Vote With Mgt.

TENDER OFFER DEFENSES

A.  Submit Poison Pill for  shareholder  ratification             Case-by-Case
B.  Fair Price Provisions                                         Vote With Mgt.
C.  Supermajority  Shareholder  Vote  Requirement                 Vote With Mgt.
       To Amend the Charter or Bylaws
D.  Supermajority Shareholder Vote Requirement                    Vote With Mgt.

MISCELLANEOUS GOVERNANCE PROVISIONS

A.  Confidential  Voting                                          Vote With Mgt.
B.  Equal Access                                                  Vote With Mgt.
C.  Bundled Proposals                                             Vote With Mgt.

CAPITAL STRUCTURE

A.  Common Stock  Authorization                                   Vote With Mgt.
B.  Stock Splits                                                  Vote With Mgt.
C.  Reverse Stock Splits                                          Vote With Mgt.
D.  Preemptive Rights                                             Vote With Mgt.
E.  Share Repurchase Programs                                     Vote With Mgt.

EXECUTIVE AND DIRECTOR COMPENSATION

A.  Shareholder Proposals to Limit Executive and                  Case-by-Case
       Directors Pay
B.  Shareholder Ratification of Golden and Tin Parachutes         Vote With Mgt.
C.  Employee  Stock  Ownership  Plans                             Vote With Mgt.
D.  401(k)  Employee Benefit Plans                                Vote With Mgt.

STATE OF INCORPORATION

A.  Voting on State  Takeover  Plans                              Vote With Mgt.
B.  Voting on  Reincorporation Proposals                          Vote With Mgt.

MERGERS AND CORPORATE RESTRUCTURINGS

A.  Mergers and Acquisitions                                      Case-by-Case
B.  Corporate  Restructuring                                      Vote With Mgt.
C.  Spin-Offs                                                     Vote With Mgt.
D.  Liquidations                                                  Vote With Mgt.

SOCIAL AND ENVIRONMENTAL ISSUES

A.  Issues with Social/Moral Implications                         Vote With Mgt.

                       STATEMENT OF ADDITIONAL INFORMATION
                               RYDEX SERIES FUNDS

                         9601 Blackwell Road, Suite 500
                            Rockville, Maryland 20850

                            800.820.0888 301.296.5100
                            WWW.RYDEXINVESTMENTS.COM

This Statement of Additional Information ("SAI") relates to shares of the following portfolio (the "Fund") of Rydex Series Funds (the "Trust"):

                          MANAGED FUTURES STRATEGY FUND
                        (FORMERLY, MANAGED FUTURES FUND)

This SAI is not a prospectus. It should be read in conjunction with the Fund's prospectuses for, A-Class, C-Class Shares and H-Class Shares dated August 1, 2007 (each a "Prospectus" and together, the "Prospectuses"). Capitalized terms not defined herein are defined in the Prospectuses. Copies of the Fund's Prospectuses are available, without charge, upon request to the Trust at the address above or by telephoning the Trust at the telephone numbers above. The Fund's financial statements for the fiscal year ended March 31, 2007 are included in the Fund's Annual Report to Shareholders, which has been filed with the U.S. Securities and Exchange Commission and is incorporated herein by reference.

                     The date of this SAI is August 1, 2007

                                TABLE OF CONTENTS

                                                                            PAGE
GENERAL INFORMATION ABOUT THE TRUST .....................................    XX

INVESTMENT POLICIES, TECHNIQUES, AND RISK FACTORS .......................    XX

DESCRIPTION OF THE UNDERLYING BENCHMARK .................................    XX

INVESTMENT RESTRICTIONS .................................................    XX

BROKERAGE ALLOCATION AND OTHER PRACTICES ................................    XX

MANAGEMENT OF THE TRUST .................................................    XX

PRINCIPAL HOLDERS OF SECURITIES .........................................    XX

DETERMINATION OF NET ASSET VALUE ........................................    XX

PURCHASE AND REDEMPTION OF SHARES .......................................    XX

A-CLASS SHARES - INITIAL SALES CHARGES, REDUCTIONS AND WAIVERS ..........    XX

DIVIDENDS, DISTRIBUTIONS, AND TAXES .....................................    XX

OTHER INFORMATION .......................................................    XX

COUNSEL .................................................................    XX

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ...........................    XX

CUSTODIAN ...............................................................    XX

FINANCIAL STATEMENTS ....................................................    XX

APPENDIX A - RYDEX INVESTMENTS PROXY VOTING POLICIES AND PROCEDURES .....   A-1

GENERAL INFORMATION ABOUT THE TRUST

The Trust, an open-end management investment company, was organized as a Delaware statutory trust on February 10, 1993. The Trust is permitted to offer separate series (I.E., funds) and different classes of shares. All payments received by the Trust for shares of the Fund belong to the Fund. The Fund has its own assets and liabilities.

This SAI relates to the following series of the Trust: Managed Futures Strategy Fund. The Managed Futures Strategy Fund currently offers A-Class Shares, C-Class Shares and H-Class Shares of the Fund. The different classes provide for variations in certain shareholder servicing and distribution expenses and in the minimum initial investment requirement. In addition, an initial sales charge is imposed on the purchase of A-Class Shares, and a contingent deferred sales load is imposed on the redemption of C-Class Shares. Sales charges and minimum investment requirements are described in the Prospectuses. For more information on shareholder servicing and distribution expenses, see "Dividends, Distributions, and Taxes." Additional series and/or classes of shares may be created from time to time.

INVESTMENT POLICIES, TECHNIQUES, AND RISK FACTORS

GENERAL

The Fund's investment objective and principal investment strategies are described in the Fund's Prospectuses. The investment objective of the Fund is non-fundamental and may be changed without the consent of the holders of a majority of the Fund's outstanding shares. The following information supplements, and should be read in conjunction with, the Fund's Prospectuses.

Portfolio management is provided to the Fund by the Trust's investment adviser, PADCO Advisors, Inc., a Maryland corporation with offices at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. PADCO Advisors, Inc. operates under the name Rydex Investments (the "Advisor"). The investment strategies of the Fund discussed below and in the Prospectuses may, consistent with the Fund's investment objective and limitations, be used by the Fund if, in the opinion of the Advisor, these strategies will be advantageous to the Fund. The Fund is free to reduce or eliminate its activity with respect to any of the following investment techniques without changing the Fund's fundamental investment policies. There is no assurance that any of the Fund's strategies or any other strategies and methods of investment available to the Fund will result in the achievement of the Fund's objectives.

BORROWING

While the Fund does not anticipate doing so, the Fund may borrow money for investment purposes. Borrowing for investment is one form of leveraging. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk, but also increases investment opportunity. Since substantially all of the Fund's assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the net asset value per share ("NAV") of the Fund will increase more when the Fund's portfolio assets increase in value and decrease more when the Fund's portfolio assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. The Fund intends to use leverage during periods when the Advisor believes that the Fund's investment objective would be furthered.

The Fund may also borrow money to facilitate management of the Fund's portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid by the borrowing Fund promptly. As required by the Investment Company Act of 1940, as amended (the "1940 Act"), the Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of the Fund's assets should fail to meet this 300% coverage test, the Fund, within three days (not including Sundays and holidays), will reduce the amount of the Fund's borrowings to the extent necessary to meet this 300% coverage requirement. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.

In addition to the foregoing, the Fund is authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of the Fund's total assets. Borrowings for extraordinary or emergency purposes are not subject to the foregoing 300% asset coverage requirement. The Fund is authorized to pledge portfolio securities as the Advisor deems appropriate in connection with any borrowings for extraordinary or emergency purposes.

CURRENCY TRANSACTIONS

Although the Fund does not currently expect to engage in currency hedging, currency transactions may be used in order to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange listed currency futures and options thereon, exchange listed and over-the-counter options ("OTC options") on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward foreign currency contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below. The Fund may enter into currency transactions with counterparties which have received (or the guarantors of the obligations of which have received) a credit rating of A-1 or P-1 by S&P(R) or Moody's, respectively, or that have an equivalent rating from an NRSRO or (except for OTC currency options) are determined to be of equivalent credit quality by the Advisor.

The  Fund's   dealings  in  forward   currency   contracts  and  other  currency
transactions such as futures, options on futures, options on currencies and swaps will be limited to hedging involving either specific transactions ("Transaction Hedging") or portfolio positions ("Position Hedging"). Transaction Hedging is entering into a currency transaction with respect to specific assets or liabilities of the Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. The Fund may enter into Transaction Hedging out of a desire to preserve the U.S. Dollar price of a security when it enters into a contract for the purchase or sale of a security denominated in a foreign currency. The Fund will be able to protect itself against possible losses resulting from changes in the relationship between the U.S. Dollar and foreign currencies during the period between the date the security is purchased or sold and the date on which payment is made or received by entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of the foreign currency involved in the underlying security transactions.

Position Hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency. The Fund may use Position Hedging when the Advisor believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. Dollar. The Fund may enter into a forward foreign currency contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency. The precise matching of the forward foreign currency contract amount and the value of the portfolio securities involved may not have a perfect correlation since the future value of the securities hedged will change as a consequence of the market between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is difficult, and the successful execution of this short-term hedging strategy is uncertain.

The Fund will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging as described below.

The Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Fund has or in which the Fund expects to have portfolio exposure.

To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which the Fund's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Fund's portfolio securities are or are expected to be denominated, and to buy U.S. Dollars. The amount of the contract would not exceed the value of the Fund's securities denominated in linked currencies. For example, if the Advisor considers that the Swedish krone is linked to the euro, the Fund holds securities denominated in krone and the Advisor believes that the value of the krone will decline against the U.S.
Dollar, the Advisor may enter into a contract to sell euros and buy dollars. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Furthermore, there is risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that the Fund is engaging in proxy hedging. If the Fund enters into a currency hedging transaction, the Fund will "cover" its position so as not to create a "senior security" as defined in Section 18 of the 1940 Act.

Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchase and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These actions can result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Furthermore, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market, which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy. Although forward foreign currency contracts and currency futures tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

FOREIGN CURRENCY OPTIONS. The Fund may invest in foreign currency-denominated securities and may buy or sell put and call options on foreign currencies. The Fund may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of a fund to reduce foreign currency risk using such options. OTC options differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options.

EQUITY SECURITIES

The Fund may invest in equity securities. Equity securities represent ownership interests in a company or partnership and consist of common stocks, preferred stocks, warrants to acquire common stock, securities convertible into common stock, and investments in master limited partnerships. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the NAV of the Fund to fluctuate. The U.S. stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. The Fund may purchase equity securities traded in the U.S. on registered exchanges or the over-the-counter market. Equity securities are described in more detail below.

o COMMON STOCK. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

o PREFERRED STOCK. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

o WARRANTS. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

o CONVERTIBLE SECURITIES. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by the Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

      Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

o SMALL AND MEDIUM CAPITALIZATION ISSUERS. Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of smaller companies are often traded in the over-the-counter market and even if listed on a national securities exchange may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies are less likely to be liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

o MASTER LIMITED PARTNERSHIPS ("MLPS"). MLPs are limited partnerships in which the ownership units are publicly traded. MLP units are registered with the U.S. Securities and Exchange Commission ("SEC") and are freely traded on a securities exchange or in the over-the-counter market. MLPs often own several properties or businesses (or own interests) that are related to real estate development and oil and gas industries, but they also may finance motion pictures, research and development and other projects. Generally, a MLP is operated under the supervision of one or more managing general partners. Limited partners are not involved in the day-to-day management of the partnership.

      The risks of investing in a MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded investors in a MLP than investors in a corporation. Additional risks involved with investing in a MLP are risks associated with the specific industry or industries in which the partnership invests, such as the risks of investing in real estate, or oil and gas industries.

FIXED INCOME SECURITIES

The market value of the fixed income investments in which the Fund may invest will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities but will affect the Fund's NAV. Additional information regarding fixed income securities is described below:

o DURATION. Duration is a measure of the expected change in value of a fixed income security for a given change in interest rates. For example, if interest rates changed by one percent, the value of a security having an effective duration of two years generally would vary by two percent. Duration takes the length of the time intervals between the present time and time that the interest and principal payments are scheduled, or in the case of a callable bond, expected to be received, and weighs them by the present values of the cash to be received at each future point in time.

o     VARIABLE  AND  FLOATING  RATE  SECURITIES.   Variable  and  floating  rate
      instruments involve certain obligations that may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly, or some other reset period, and may have a set floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

DEBT SECURITIES. The Fund may invest in debt securities. A debt security is a security consisting of a certificate or other evidence of a debt (secured or unsecured) on which the issuing company or governmental body promises to pay the holder thereof a fixed, variable, or floating rate of interest for a specified length of time, and to repay the debt on the specified maturity date. Some debt securities, such as zero coupon bonds, do not make regular interest payments but are issued at a discount to their principal or maturity value. Debt securities include a variety of fixed income obligations, including, but not limited to, corporate bonds, government securities, municipal securities, convertible securities, mortgage-backed securities, and asset-backed securities. Debt securities include investment-grade securities, non-investment-grade securities, and unrated securities. Debt securities are subject to a variety of risks, such as interest rate risk, income risk, call/prepayment risk, inflation risk, credit risk, and (in the case of foreign securities) country risk and currency risk.

FOREIGN CURRENCIES

The Fund will invest directly and indirectly in foreign currencies. Investments in foreign currencies are subject to numerous risks, not the least of which is the fluctuation of foreign currency exchange rates with respect to the U.S. Dollar. Exchange rates fluctuate for a number of reasons.

o INFLATION. Exchange rates change to reflect changes in a currency's buying power. Different countries experience different inflation rates due to different monetary and fiscal policies, different product and labor market conditions, and a host of other factors.

o TRADE DEFICITS. Countries with trade deficits tend to experience a depreciating currency. Inflation may be the cause of a trade deficit, making a country's goods more expensive and less competitive and so reducing demand for its currency.

o INTEREST RATES. High interest rates may raise currency values in the short term by making such currencies more attractive to investors. However, since high interest rates are often the result of high inflation long-term results may be the opposite.

o BUDGET DEFICITS AND LOW SAVINGS RATES. Countries that run large budget deficits and save little of their national income tend to suffer a depreciating currency because they are forced to borrow abroad to finance their deficits. Payments of interest on this debt can inundate the currency markets with the currency of the debtor nation. Budget deficits also can indirectly contribute to currency depreciation if a government chooses inflationary measure to cope with its deficits and debt.

o POLITICAL FACTORS. Political instability in a country can cause a currency to depreciate. Demand for a certain currency may fall is a country appears a less desirable place in which to invest and do business.

o GOVERNMENT CONTROL. Through their own buying and selling of currencies, the world's central banks sometimes manipulate exchange rate movements. In addition, governments occasionally issue statements to influence people's expectations about the direction of exchange rates, or they may instigate policies with an exchange rate target as the goal. The value of the Funds' investments is calculated in U.S. Dollars each day that the New York Stock Exchange ("NYSE") is open for business. As a result, to the extent that the Fund's assets are invested in instruments denominated in foreign currencies and the currencies appreciate relative to the U.S. Dollar, the Fund's NAV as expressed in U.S. Dollars (and, therefore, the value of your investment) should increase. If the U.S. Dollar appreciates relative to the other currencies, the opposite should occur. The currency-related gains and losses experienced by the Fund will be based on changes in the value of portfolio securities attributable to currency fluctuations only in relation to the original purchase price of such securities as stated in U.S. Dollars. Gains or losses on shares of the Fund will be based on changes attributable to fluctuations in the NAV of such shares, expressed in U.S. Dollars, in relation to the original U.S. Dollar purchase price of the shares. The amount of appreciation or depreciation in the Fund's assets also will be affected by the net investment income generated by the money market instruments in which the Funds invest and by changes in the value of the securities that are unrelated to changes in currency exchange rates.

The  Fund  may  incur  currency   exchange  costs  when  they  sell  instruments
denominated in one currency and buy instruments denominated in another.

FOREIGN CURRENCY EXCHANGE-RELATED SECURITIES

FOREIGN CURRENCY WARRANTS. The Fund may invest in foreign currency warrants. Foreign currency warrants such as Currency Exchange Warrants(SM) ("CEWs(SM)") are warrants which entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. Dollars)
which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. Dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time. Foreign currency warrants have been issued in connection with U.S. Dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. Dollar depreciates against the value of a major foreign currency such as the Japanese yen or the euro. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (I.E., unless the U.S. Dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed). Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised. The expiration date of the warrants may be accelerated if the warrants should be delisted from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining "time value" of the warrants (I.E., the difference between the current market value and the exercise value of the warrants), and, in the case the warrants were "out-of-the-money," in a total loss of the purchase price of the warrants.

Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation ("OCC"). Unlike foreign currency options issued by OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political or economic factors.

PRINCIPAL EXCHANGE RATE LINKED SECURITIES. The Fund may invest in principal exchange rate linked securities ("PERLs(SM)"). PERLs(SM) are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. Dollar and a particular foreign currency at or about that time. The return on "standard" PERLs(SM) is enhanced if the foreign currency to which the security is linked appreciates against the U.S. Dollar, and is adversely affected by increases in the foreign exchange value of the U.S. Dollar; "reverse" PERLs(SM) are like the "standard" securities, except that their return is enhanced by increases in the value of the U.S. Dollar and adversely impacted by increases in the value of foreign currency. Interest payments on the securities are generally made in U.S. Dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (I.E., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market). PERLs(SM) may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.

PERFORMANCE INDEXED PAPER. The Fund may invest in performance indexed paper ("PIPs(SM)"). PIPs(SM) is U.S. Dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on PIPs(SM) is established at maturity as a function of spot exchange rates between the U.S. Dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. Dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

FUTURES AND OPTIONS TRANSACTIONS

FUTURES AND OPTIONS ON FUTURES. The Fund may use futures contracts and related options for BONA FIDE hedging purposes; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission ("CFTC"). To the extent the Fund uses futures and/or options on futures, it will do so in accordance with Rule 4.5 under the Commodity Exchange Act ("CEA"). The Trust, on behalf of all of its series, including the Fund, has filed a notice of eligibility for exclusion from the definition of the term

"commodity pool operator" in accordance with Rule 4.5 and therefore, the Fund is not subject to registration or regulation as a commodity pool operator under the CEA.

The Fund may buy and sell index futures contracts with respect to any index traded on a recognized exchange or board of trade. An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

When the Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to "cover" its position in order to limit leveraging and related risks. To cover its position, the Fund may maintain with its custodian bank (and marked-to-market on a daily basis), a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. If the Fund continues to engage in the described securities trading practices and properly segregates assets, the segregated account will function as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund's outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the fund arising from such investment activities.

The Fund may also cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (I.E., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain, in a segregated account, cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. The Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contracts, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

The Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. The Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. The Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund may also cover its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

There are significant risks associated with the Fund's use of futures contracts and related options, including the following: (1) the success of a hedging strategy may depend on the Advisor's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce the Fund's exposure to price fluctuations, while others tend to increase its market exposure.

OPTIONS. The Fund may purchase and write (sell) put and call options on securities and on stock indices listed on national securities exchanges or traded in the over-the-counter market as an investment vehicle for the purpose of realizing the Fund's investment objective.

A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

The Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates. Call options on foreign currency written by the Fund will be "covered," which means that the Fund will own an equal amount of the underlying foreign currency.

Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.

All options written on indices or securities must be covered. When the Fund writes an option on a security, on an index or a foreign currency, it will establish a segregated account containing cash or liquid securities in an amount at least equal to the market value of the option and will maintain the account while the option is open or will otherwise cover the transaction.

The Fund may trade put and call options on securities, securities indices and currencies, as the Advisor determines is appropriate in seeking the Fund's investment objective, and except as restricted by the Fund's investment limitations. See "Investment Restrictions."

The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, the Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If the Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

The Fund may purchase put and call options on securities to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future. The Fund purchasing put and call options pays a premium; therefore if price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

The Fund may write covered call options on securities as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When the Fund writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which the Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which the Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

The Fund may purchase and write options on an exchange or over-the-counter. OTC options differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the SEC's position that OTC options are generally illiquid.

The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates;
(2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while the Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

RISKS ASSOCIATED WITH COMMODITY FUTURES CONTRACTS. There are several additional risks associated with the Fund's transactions in commodity futures contracts.

o STORAGE. Unlike the financial futures markets, in the commodity futures markets there are costs of physical storage associated with purchasing the underlying commodity. The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the extent that the storage costs for an underlying commodity change while the Fund is invested in futures contracts on that commodity, the value of the futures contract may change proportionately.

o REINVESTMENT. In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected future spot price. Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for the Fund. If the nature of hedgers and speculators in futures markets has shifted when it is time for the Fund to reinvest the proceeds of a maturing contract in a new futures contract, the Fund might reinvest at higher or lower futures prices, or choose to pursue other investments.

o OTHER ECONOMIC FACTORS. The commodities which underlie commodity futures contracts may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments, including futures contracts, than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks which subject the Fund's investments to greater volatility than investments in traditional securities.

o COMBINED POSITIONS. The Fund may purchase and write options in combination with each other. For example, the Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

HYBRID INSTRUMENTS

The Fund may invest in hybrid instruments. A hybrid instrument is a type of potentially high-risk derivative that combines a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a "benchmark"). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. An example of a hybrid could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such a hybrid instrument would be a combination of a bond and a call option on oil.

Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. Dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes the Fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the NAV of the Fund.

Certain hybrid instruments may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments. Commodity-linked hybrid instruments may be either equity or debt securities, and are considered hybrid instruments because they have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. The Fund will only invest in commodity-linked hybrid instruments that qualify under applicable rules of the CFTC for an exemption from the provisions of the CEA.

Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, the Fund's investments in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

STRUCTURED NOTES. The Fund may invest in structured notes, which are debt obligations that also contain an embedded derivative component with characteristics that adjust the obligation's risk/return profile. Generally, the performance of a structured note will track that of the underlying debt obligation and the derivative embedded within it. The Fund has the right to receive periodic interest payments from the issuer of the structured notes at an agreed-upon interest rate and a return of the principal at the maturity date.

Structured notes are typically privately negotiated transactions between two or more parties. The Fund bears the risk that the issuer of the structured note will default or become bankrupt. The Fund bears the risk of the loss of its principal investment and periodic interest payments expected to be received for the duration of its investment in the structured notes.

The market for structured notes may be, or suddenly can become, illiquid. The other parties to the transaction may be the only investors with sufficient understanding of the derivative to be interested in bidding for it. Changes in liquidity may result in significant, rapid, and unpredictable changes in the prices for structured notes. In certain cases, a market price for a credit-linked security may not be available.

ILLIQUID SECURITIES

While the Fund does not anticipate doing so, the Fund may purchase illiquid securities, including securities that are not readily marketable and securities that are not registered ("restricted securities") under the Securities Act of 1933, as amended (the "1933 Act"), but which can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. The Fund will not invest more than 15% of its net assets in illiquid securities. If the percentage of the Fund's net assets invested in illiquid securities exceeds 15% due to market activity, the Fund will take appropriate measures to reduce its holdings of illiquid securities. The Fund will adhere to a more restrictive limitation on the Fund's investment in illiquid securities as required by the securities laws of those jurisdictions where shares of the Fund are registered for sale. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Under the current guidelines of the staff of the "SEC, illiquid securities also are considered to include, among other securities, purchased OTC options, certain cover for OTC options, repurchase agreements with maturities in excess of seven days, and certain securities whose disposition is restricted under the federal securities laws. The Fund may not be able to sell illiquid securities when the Advisor considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid. In addition, the sale of illiquid securities also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid. Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in illiquid securities may have an adverse impact on NAV.

Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the 1933 Act, which provides a "safe harbor" from 1933 Act registration requirements for qualifying sales to institutional investors. When Rule 144A restricted securities present an attractive investment opportunity and meet other selection criteria, the Fund may make such investments whether or not such securities are "illiquid" depending on the market that exists for the particular security. The Board of Trustees of the Trust (the "Board") has delegated the responsibility for determining the liquidity of Rule 144A restricted securities which may be invested in by the Fund to the Advisor.

INVESTMENTS IN OTHER INVESTMENT COMPANIES

The Fund may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of
Section 12(d)(1) of the 1940 Act, or any rule, regulation or order of the SEC. Generally, the Fund may invest in the securities of another investment company (the "acquired company") provided that the Fund, immediately after such purchase or acquisition, does not own in the aggregate: (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) securities issued by the acquired company and all other investment companies (other than Treasury stock of the Fund) having an aggregate value in excess of 10% of the value of the total assets of the Fund. The Fund may also invest in the securities of other investment companies if such securities are the only investment securities held by the Fund. The Fund will only make such investments in conformity with the requirements of Section 817 of the Code.

If the Fund invests in, and thus, is a shareholder of, another investment company, the Fund's shareholders will indirectly bear the Fund's proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund's own investment adviser and the other expenses that the Fund bears directly in connection with the Fund's own operations. Certain investment companies in which the Fund may invest could use leverage and are thus subject to similar leveraging risks described in the Prospectuses and herein.

Investment companies may include index-based investments, such as exchange-traded funds ("ETFs"), that hold substantially all of their assets in securities representing a specific index. Accordingly, the main risk of investing in ETFs is the same as investing in a portfolio of equity securities comprising the index. The market prices of index-based investments will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their NAVs). Index-based investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index. The Trust has entered into agreements with several ETFs that permit, by an SEC order, the Fund, as determined by the Advisor, to purchase shares of those ETFs beyond the Section 12(d)(1) limits described above.

LENDING OF PORTFOLIO SECURITIES

The Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund's Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). The Fund will not lend portfolio securities to the Advisor or its affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. The Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund's securities lending agent. By lending its securities, the Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. Government securities or letters of credit are used as collateral.

The Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value;
(v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon the Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

POOLED INVESTMENT VEHICLES

The Fund may invest in the securities of pooled vehicles that are not investment companies. These pooled vehicles typically hold commodities, such as gold or oil, currency, or other property that is itself not a security. If the Fund invests in, and thus, is a shareholder of, a pooled vehicle, the Fund's shareholders will indirectly bear the Fund's proportionate share of the fees and expenses paid by the pooled vehicle, including any applicable advisory fees, in addition to both the management fees payable directly by the Fund to the Fund's own investment adviser and the other expenses that the Fund bears directly in connection with the Fund's own operations.

PORTFOLIO TURNOVER

In general, the Advisor manages the Fund without regard to restrictions on portfolio turnover. The use of certain derivative instruments with relatively short maturities are excluded from the calculation of portfolio turnover. Nevertheless, the use of futures contracts will ordinarily involve the payment of commissions to futures commission merchants. To the extent that the Fund uses derivatives, they will be short-term derivative instruments. As a result, the Funds' reported portfolio turnover may be low despite relatively high portfolio activity which would involve correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. The higher the rate of portfolio turnover of the Fund, the higher these transaction costs borne by the Fund and its long-term shareholders generally will be. Such sales may result in realization of taxable capital gains (including short-term capital gains which are generally taxed to shareholders at ordinary income tax rates) for certain taxable shareholders.

"Portfolio Turnover Rate" is defined under the rules of the SEC as the lesser of the value of the securities purchased or of the securities sold, excluding all securities whose maturities at the time of acquisition were one-year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with a remaining maturity of less than one-year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts and option contracts in which the Fund invests since such contracts generally have a remaining maturity of less than one-year.

REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements with financial institutions. The Fund follows certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Fund will seek to liquidate such collateral. However, the exercising of the Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of the Fund not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of the Fund's net assets. The investments of the Fund in repurchase agreements, at times, may be substantial when, in the view of the Advisor, liquidity or other considerations so warrant.

REVERSE REPURCHASE AGREEMENTS

The Fund may use reverse repurchase agreements as part of the Fund's investment strategy. Reverse repurchase agreements involve sales by the Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while the Fund will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the Fund intends to use the reverse repurchase technique only when this will be advantageous to the Fund. The Fund will establish a segregated account with the Trust's custodian bank in which the Fund will maintain cash or cash equivalents or other portfolio securities equal in value to the Fund's obligations in respect of reverse repurchase agreements.

SHORT SALES

The Fund may also engage in short sales transactions under which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow or otherwise obtain the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest, which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The Fund may also use repurchase agreements to satisfy delivery obligations in short sales transactions. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.

Until the Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short; or (b) otherwise cover the Fund's short position. The Fund may use up to 100% of its portfolio to engage in short sales transactions and collateralize its open short positions.

SWAP AGREEMENTS

The Fund may enter into swap agreements, including, but not limited to, total return swaps, index swaps and interest rate swaps. The Fund may utilize swap agreements in an attempt to gain exposure to the securities in a market without actually purchasing those securities, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one-year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," I.E., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap," interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor;" and interest rate dollars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Most swap agreements entered into by the Fund calculate the obligations of the parties to the agreement on a "net basis." Consequently, the Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). Other swap agreements, such as credit default swaps, may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the default of a reference obligation.

The Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of the Fund's investment restriction concerning senior securities. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for the Fund's illiquid investment limitations. The Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

The Fund may enter into swap agreements to invest in a market without owning or taking physical custody of the underlying securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.

Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Other swap agreements, such as credit default swaps, may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the default of a reference obligation.

Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that the Fund is contractually obligated to make. If a swap counterparty defaults, the Fund's risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any. The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be maintained in a segregated account by the Fund's custodian. Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash of liquid assets, as permitted by applicable law, the Fund and its Advisor believe that these transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to the Fund's borrowing restrictions.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments, which are traded in the over-the-counter market. The Advisor, under the supervision of the Board, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.

The use of swap agreements is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If a counterparty's creditworthiness declines, the value of the swap would likely decline. Moreover, there is no guarantee that the Fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

TRACKING ERROR

The following factors may affect the ability of the Fund to achieve correlation with the performance of its benchmark: (1) Fund expenses, including brokerage (which may be increased by high portfolio turnover); (2) fluctuations in currency exchange rates; (3) the Fund holding less than all of the securities in the benchmark and/or securities not included in the benchmark being held by the Fund; (4) an imperfect correlation between the performance of instruments held by the Fund, such as futures contracts and options, and the performance of the underlying securities in the market; (5) bid-ask spreads (the effect of which may be increased by portfolio turnover); (6) the Fund holding instruments traded in a market that has become illiquid or disrupted; (7) Fund share prices being rounded to the nearest cent; (8) changes to the index underlying a benchmark that are not disseminated in advance; or (9) the need to conform the Fund's portfolio holdings to comply with investment restrictions or policies or regulatory or tax law requirements. The Fund's performance attempts to correlate highly with the movement in its benchmark over time.

U.S. GOVERNMENT SECURITIES

The Fund may enter into short transactions on U.S. Government securities. Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one-year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. Government securities are issued or guaranteed by agencies or instrumentalities of the U.S. Government including, but not limited to, obligations of U.S. Government agencies or instrumentalities such as Fannie Mae, the Government National Mortgage Association, the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central

Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation (Farmer Mac).

Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, including, for example, Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury, while the U.S. Government provides financial support to such U.S. Government-sponsored federal agencies, no assurance can be given that the U.S. Government will always do so, since the U.S. Government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

The Fund, from time to time, in the ordinary course of business, may purchase securities on a when-issued or delayed-delivery basis (I.E., delivery and payment can take place between a month and 120 days after the date of the transaction). These securities are subject to market fluctuation and no interest accrues to the purchaser during this period. At the time the Fund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Fund will record the transaction and thereafter reflect the value of the securities, each day, in determining the Fund's NAV. The Fund will not purchase securities on a when-issued or delayed-delivery basis if, as a result, more than 15% of the Fund's net assets would be so invested. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Fund will also establish a segregated account with the Fund's custodian bank in which the Fund will maintain cash or liquid securities equal to or greater in value than the Fund's purchase commitments for such when-issued or delayed-delivery securities. The Trust does not believe that the Fund's NAV or income will be adversely affected by the Fund's purchase of securities on a when-issued or delayed-delivery basis.

ZERO COUPON BONDS

The Fund may invest in U.S. Treasury zero-coupon bonds. These securities are U.S. Treasury bonds which have been stripped of their unmatured interest coupons, the coupons themselves, and receipts or certificates representing interests in such stripped debt obligations and coupons. Interest is not paid in cash during the term of these securities, but is accrued and paid at maturity. Such obligations have greater price volatility than coupon obligations and other normal interest-paying securities, and the value of zero coupon securities reacts more quickly to changes in interest rates than do coupon bonds. Since dividend income is accrued throughout the term of the zero coupon obligation, but is not actually received until maturity, the Fund may have to sell other securities to pay said accrued dividends prior to maturity of the zero coupon obligation. Unlike regular U.S. Treasury bonds which pay semi-annual interest, U.S. Treasury zero coupon bonds do not generate semi-annual coupon payments. Instead, zero coupon bonds are purchased at a substantial discount from the maturity value of such securities, the discount reflecting the current value of the deferred interest; this discount is amortized as interest income over the life of the security, and is taxable even though there is no cash return until maturity. Zero coupon U.S. Treasury issues originally were created by government bond dealers who bought U.S. Treasury bonds and issued receipts representing an ownership interest in the interest coupons or in the principal portion of the bonds. Subsequently, the U.S. Treasury began directly issuing zero coupon bonds with the introduction of "Separate Trading of Registered Interest and Principal of Securities" (or "STRIPS"). While zero coupon bonds eliminate the reinvestment risk of regular coupon issues, that is, the risk of subsequently investing the periodic interest payments at a lower rate than that of the security held, zero coupon bonds fluctuate much more sharply than regular coupon-bearing bonds. Thus, when interest rates rise, the value of zero coupon bonds will decrease to a greater extent than will the value of regular bonds having the same interest rate.

DESCRIPTION OF THE UNDERLYING BENCHMARK

INDEX DESCRIPTION. The S&P Diversified Trends Indicator(R) is a diversified, investable methodology that attempts to capture profits from trending prices in futures markets. It consists of 24 futures contracts ("components"), allocated 50% to financials (I.E., interest rates and currencies) and 50% to commodities (energy, metals, etc.). These components are grouped into 14 sectors (weighted by relative significance) which will be positioned either long or short based on their prices relative to their moving averages (energy is never short, but will go flat if a short indicator is present).

INDEX CALCULATION. Of the factors considered in determining the S&P Diversified Trends Indicator(R) components and weights, liquidity--the volume and notional size of futures contracts traded--is one of the most important. Liquidity is an indication both of the significance of a particular market and the ability to trade with minimal market impact. All the components of the indicator are consistently in the lists of top contracts traded in the U.S. Investability is another important consideration. Other liquid contracts may exist, but exceptionally large contract values (I.E., $1,000,000 per contract for Eurodollar futures) would make the cost to replicate the indicator very inefficient. Contracts are limited to those traded on U.S. exchanges to minimize any impact from major differences in trading hours, avoid currency exchange calculations, and allow for similar closing times and holiday schedules.

Weightings of the financial sectors are based on, but not directly proportional, to GDP. Instead, the financials of the countries with a GDP of greater than $3 trillion are placed into tier 1 and countries with a GDP of less than $3 trillion are placed in tier 2. Tier 1 financials are meant to be close in weight, with slight relative tilts towards those from the larger economies. Thus, the U.S.-based financials have a higher importance than the euro currency. Tier 2 markets are weighted approximately proportionate to each other, but have some adjustments for liquidity, trading significance, and potential correlation to tier 1 markets. For example, the Canadian Dollar component receives a 1% weighting due to Canada's historical economic connection with the U.S. By not weighting the financials of the largest GDP countries so high, the tier weighting approach increases diversification.

Commodity weights are based on generally known world production levels. A reasonability test is to compare weights with established commodity-specific indices, such as the Goldman Sachs Commodity Index (GSCI) and Dow Jones-AIG Commodity Index (DJ-AIG). When divided in half to match the fact that commodities are only half the weight of the S&P Diversified Trends Indicator(R), the production allocations compare fairly closely. The exception to this is the significantly higher Energy weighting in the GSCI due to strict adherence to production figures.

REBALANCING. Rebalancing is regularly scheduled. The 14 sectors are rebalanced monthly to their fixed weights. The 24 components that comprise the sectors are rebalanced at the end of each year. Rebalancing the components annually allows market actions to determine which components are relatively more important.

DATE OF THE UNDERLYING BENCHMARK'S COMMENCEMENT. The commencement date for the Underlying Benchmark was December 31, 2003.

INDEX AVAILABILITY. The Underlying Benchmark is calculated continuously and widely disseminated to major data vendors.

INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES

The following investment limitations are fundamental policies of the Fund, which cannot be changed with respect to the Fund without the consent of the holders of a majority of the Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of: (i) 67% or more of the Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy; or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

The Fund shall not:

1. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowing. Asset coverage of a least 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets. The Fund will not purchase securities while its borrowing exceeds 5% of its total assets.

2. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

3. Purchase or sell real estate, except that the Fund may purchase marketable securities issued by companies which own or invest in real estate (including real estate investment trusts).

4. Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC.

5. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

6. Invest 25% or more of the value of the Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry; except that, to the extent the benchmark for the Fund is concentrated in a particular industry, the Fund will necessarily be concentrated in that industry. This limitation does not apply to investments or obligations of the U.S. Government or any of its agencies or instrumentalities, or shares of investment companies.

7. Purchase or sell commodities or commodities contracts or oil, gas or mineral programs. This restriction shall not prohibit the Fund, subject to restrictions described in the Prospectuses and elsewhere in this SAI, from purchasing, selling or entering into futures contracts on commodities or commodity contracts, options on futures contracts on commodities or commodity contracts, foreign currency forward contracts, foreign currency options, or any interest rate, securities-related or foreign currency-related hedging instrument, including swap agreements and other derivative instruments, subject to compliance with any applicable provisions of the federal securities or commodities laws.

NON-FUNDAMENTAL POLICIES

The following investment limitations are non-fundamental policies of the Fund and may be changed with respect to the Fund by the Board.

The Fund shall not:

1.    Invest in real estate limited partnerships.

2.    Invest in warrants.

3.    Invest in mineral leases.

4. Pledge, mortgage or hypothecate assets except to secure borrowings permitted or related to the deposit of assets in escrow or the posting of collateral in segregated accounts in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

3. Purchase securities on margin or effect short sales, except that the Fund may: (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

4. Invest its assets in securities of any investment company, except as permitted by the 1940 Act or any rule, regulation or order of the SEC.

5. Purchase or hold illiquid securities, I.E., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

With respect to both the fundamental and non-fundamental policies of the Fund, the foregoing percentages: (i) are based on total assets (except for the limitation on illiquid securities, which is based on net assets); (ii) will apply at the time of the purchase of a security; and (iii) shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security, except for the fundamental limitation on borrowing described in paragraph 1 above, under the heading "Fundamental Policies." With respect to borrowings in accordance with the limitations set forth in Paragraph 1, in the event that such asset coverage shall at any time fall below 300 per centum, the Fund must reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300 per centum within three days thereafter.

BROKERAGE ALLOCATION AND OTHER PRACTICES

BROKERAGE TRANSACTIONS. Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, the Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When the Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In addition, the Advisor may place a combined order, often referred to as "bunching," for two or more accounts it manages, including the Fund, engaged in the purchase or sale of the same security or other instrument if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or Fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or the Fund may obtain, it is the opinion of the Advisor and the Trust's Board that the advantages of combined orders outweigh the possible disadvantages of separate transactions. In addition, in some instances the Fund effecting the larger portion of a combined order may not benefit to the same extent as participants effecting smaller portions of the combined order. Nonetheless, the Advisor believes that the ability of the Fund to participate in higher volume transactions will generally be beneficial to the Fund.

For the fiscal year ended March 31, 2007, the Fund paid the following brokerage commissions:

--------------------------------------------------------------------------------
                                                           AGGREGATE BROKERAGE
                                                            COMMISSIONS DURING
FUND NAME                         FUND INCEPTION DATE     FISCAL YEAR ENDED 2007
--------------------------------------------------------------------------------
Managed Futures Strategy Fund           3/2/2007                 $________
--------------------------------------------------------------------------------

BROKERAGE SELECTION. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Fund's Advisor may select a broker based upon brokerage or research services provided to the Advisor. The Advisor may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the Securities Exchange Act of 1934, as amended (the "1934 Act") permits the Advisor, under certain circumstances, to cause the Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Advisor may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Advisor believes that access to independent investment research is beneficial to its investment decision-making processes and, therefore, to the Fund.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Advisor might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Advisor may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Advisor will be in addition to and not in lieu of the services required to be performed by the Fund's Advisor under the Advisory Agreement. Any advisory or other fees paid to the Advisor are not reduced as a result of the receipt of research services.

In some cases the Advisor may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Advisor makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Advisor will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Advisor faces a potential conflict of interest, but the Advisor believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to its research and non-research uses.

From time to time, the Fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the Advisor with research services. The NASD has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

For the Trust's fiscal year ended March 31, 2007, the Fund paid the following commissions on brokerage transactions directed to brokers pursuant to an agreement or understanding whereby the broker provides research or other brokerage services to the Advisor:

--------------------------------------------------------------------------------
                                                          TOTAL DOLLAR AMOUNT OF
                               TOTAL DOLLAR AMOUNT OF    TRANSACTIONS INVOLVING
                               BROKERAGE COMMISSIONS   BROKERAGE COMMISSIONS FOR
FUND NAME                      FOR RESEARCH SERVICES       RESEARCH SERVICES
--------------------------------------------------------------------------------
Managed Futures Strategy Fund         $________                $________
--------------------------------------------------------------------------------

BROKERAGE WITH FUND AFFILIATES. The Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of the Fund, the Advisor or Rydex Distributors, Inc. (the "Distributor") for a commission in conformity with the 1940 Act, the 1934 Act and the rules promulgated by the SEC. In such instances, the placement of orders with such brokers would be consistent with the Fund's objectives of obtaining best execution and would not be dependent upon the fact that the broker is an affiliate of the Fund, the Advisor or the Distributor. With respect to orders placed with the broker for execution on a securities exchange, commissions received must conform to Section 17(e)(2)(A) of the 1940 Act and Rule 17e-1 thereunder, which permit an affiliated person of a registered investment company, or any affiliated person of such person to receive a brokerage commission from such registered company provided that such commission is fair and reasonable compared to the commission received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time. The members of the Board, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

For the fiscal year ended March 31, 2007, the Fund paid the following brokerage commissions to the Distributor:

-------------------------------------------------------------------------------------------------
                                   AGGREGATE
                                   BROKERAGE                                PERCENTAGE OF TOTAL
                                  COMMISSIONS       PERCENTAGE OF TOTAL   BROKERAGE TRANSACTIONS,
                              PAID TO AFFILIATED         BROKERAGE          INVOLVING PAYMENT OF
                     FUND           BROKER          COMMISSIONS PAID TO    COMMISSIONS, EFFECTED
                  INCEPTION   ------------------   AFFILIATED BROKER IN      THROUGH AFFILIATED
FUND NAME            DATE            2007                  2007               BROKERS IN 2007
-------------------------------------------------------------------------------------------------
Managed Futures
Strategy Fund     3/2/2007          $_____                _____%                   _____%
-------------------------------------------------------------------------------------------------

SECURITIES OF "REGULAR BROKER-DEALERS." The Fund is required to identify any securities of its "regular brokers and dealers" (as such term is defined in the 1940 Act) which the Fund may hold at the close of its most recent fiscal year. "Regular brokers or dealers" of the Trust are the ten brokers or dealers that, during the most recent fiscal year: (i) received the greatest dollar amounts of brokerage commissions from the Trust's portfolio transactions; (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust; or (iii) sold the largest dollar amounts of the Trust's shares. As of March 31, 2007, the Fund held the following securities of the Trust's "regular brokers or dealers":

--------------------------------------------------------------------------------
                                                 TOTAL $ AMOUNT OF SECURITIES OF
FUND NAME          FULL NAME OF BROKER/DEALER    EACH REGULAR BROKER-DEALER HELD
--------------------------------------------------------------------------------
Managed Futures
Strategy Fund
                  --------------------------------------------------------------

                  --------------------------------------------------------------

                  --------------------------------------------------------------

--------------------------------------------------------------------------------

MANAGEMENT OF THE TRUST

BOARD RESPONSIBILITIES. The management and affairs of the Trust are supervised by the Board under the laws of the State of Delaware and the 1940 Act. The Board has approved contracts, as described below, under which certain companies provide essential management services to the Trust.

MEMBERS OF THE BOARD AND OFFICERS OF THE TRUST. Set forth below are the names, ages, position with the Trust, term of office, and the principal occupations for a minimum of the last five years of each of the persons currently serving as members of the Board and as Executive Officers of the Trust. Also included below is the term of office for each of the Executive Officers of the Trust. The members of the Board serve as Trustees for the life of the Trust or until retirement, removal, or their office is terminated pursuant to the Trust's Declaration of Trust. Unless otherwise noted, the business address of each Trustee and Officer is 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850.

---------------------------------------------------------------------------------------------------------------------------------
                               POSITION(S)                                                      NUMBER OF
                                HELD WITH                                                     PORTFOLIOS IN
                                THE TRUST,                                                         FUND
                                 TERM OF                                                         COMPLEX
          NAME                  OFFICE AND                                                       OVERSEEN
       AND AGE OF               LENGTH OF                  PRINCIPAL OCCUPATION(S)             BY TRUSTEE/    OTHER DIRECTORSHIPS
     TRUSTEE/OFFICER           TIME SERVED                   DURING PAST 5 YEARS                 OFFICER        HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------------------
                                                          INTERESTED TRUSTEES*
---------------------------------------------------------------------------------------------------------------------------------
Michael P. Byrum (36)      Trustee and           PADCO  ADVISORS,  INC. AND PADCO ADVISORS         248        None.
                           Secretary from 2005   II, INC. (RYDEX INVESTMENTS):
                           to present.           Chief  Investment  Officer,  President and
                                                 Secretary  from  August  2006 to  present;
                                                 Executive    Vice   President   of   PADCO
                                                 Advisors,  Inc.  from December 2002 to May
                                                 2004,  and PADCO  Advisors  II, Inc.  from
                                                 December   2002   to   May   2004;   Chief
                                                 Operating  Officer  PADCO  Advisors,  Inc.
                                                 from  October  2003 to May 2004 and  PADCO
                                                 Advisors II, Inc.  from  December  2003 to
                                                 May 2004;  and President  from May 2004 to
                                                 August 2006

                                                 RYDEX CAPITAL PARTNERS I, LLC:
                                                 President and Secretary  from October 2003
                                                 to March 2007

                                                 RYDEX CAPITAL PARTNERS II, LLC:
                                                 President and Secretary  from October 2003
                                                 to March 2007

                                                 RYDEX DISTRIBUTORS, INC.:
                                                 Secretary  from December 2001 to May 2004;
                                                 Executive  Vice  President  from  December
                                                 2002  to May  2004;  and  Chief  Operating
                                                 Officer from December 2003 to May 2004

                                                 RYDEX FUND SERVICES, INC.:
                                                 Secretary  from  December 2002 to present;
                                                 Executive  Vice  President  from  December
                                                 2002 to August 2006;  and Chief  Operating
                                                 Officer from December 2003 to May 2004

                                                 RYDEX HOLDINGS, INC.:
                                                 Secretary  from  December  2005 to present
                                                 and   Executive    Vice   President   from
                                                 December 2005 to August 2006

                                                 ADVISOR RESEARCH CENTER, INC.:
                                                 Secretary  from  May 2006 to  present  and
                                                 Executive  Vice President from May 2006 to
                                                 August 2006
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                               POSITION(S)                                                      NUMBER OF
                                HELD WITH                                                     PORTFOLIOS IN
                                THE TRUST,                                                         FUND
                                 TERM OF                                                         COMPLEX
          NAME                  OFFICE AND                                                       OVERSEEN
       AND AGE OF               LENGTH OF                  PRINCIPAL OCCUPATION(S)             BY TRUSTEE/    OTHER DIRECTORSHIPS
     TRUSTEE/OFFICER           TIME SERVED                   DURING PAST 5 YEARS                 OFFICER        HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------------------
                                                 RYDEX SPECIALIZED PRODUCTS, LLC:
                                                 Manager and Secretary  from September 2005
                                                 to present
---------------------------------------------------------------------------------------------------------------------------------
Carl G. Verboncoeur (54)   Trustee from 2004     PADCO  ADVISORS,  INC. AND PADCO ADVISORS         248        None.
                           to present;           II, INC. (RYDEX INVESTMENTS):
                           President from 2003   Chief  Executive  Officer from May 2004 to
                           to present; Vice      present;  Treasurer  from December 2002 to
                           President from 1997   present;   Executive   Vice  President  of
                           to present; and       PADCO  Advisors,  Inc.  from December 2002
                           Treasurer from 1997   to October  2003,  and PADCO  Advisors II,
                           to 2003.              Inc. from December 2002 to December  2003;
                                                 President  of PADCO  Advisors,  Inc.  from
                                                 October  2003  to  May  2004,   and  PADCO
                                                 Advisors II, Inc.  from  December  2002 to
                                                 May 2004; and Chief  Executive  Officer of
                                                 PADCO Advisors,  Inc. from October 2003 to
                                                 May 2004 and PADCO  Advisors II, Inc. from
                                                 December 2003 to May 2004

                                                 RYDEX CAPITAL PARTNERS I, LLC:
                                                 Treasurer   from  October  2003  to  March
                                                 2007,  and Executive  Vice  President from
                                                 October 2003 to August 2006

                                                 RYDEX CAPITAL PARTNERS II, LLC:
                                                 Treasurer   from  October  2003  to  March
                                                 2007,  and Executive  Vice  President from
                                                 October 2003 to August 2006

                                                 RYDEX DISTRIBUTORS, INC.:
                                                 President  and  Chief  Executive   Officer
                                                 from December  2003 to present;  Treasurer
                                                 from December  2002 to present;  Executive
                                                 Vice   President  from  December  2002  to
                                                 December  2003;  and Vice  President  from
                                                 December 2001 to December 2002
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                               POSITION(S)                                                      NUMBER OF
                                HELD WITH                                                     PORTFOLIOS IN
                                THE TRUST,                                                         FUND
                                 TERM OF                                                         COMPLEX
          NAME                  OFFICE AND                                                       OVERSEEN
       AND AGE OF               LENGTH OF                  PRINCIPAL OCCUPATION(S)             BY TRUSTEE/    OTHER DIRECTORSHIPS
     TRUSTEE/OFFICER           TIME SERVED                   DURING PAST 5 YEARS                 OFFICER        HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------------------
                                                 RYDEX FUND SERVICES, INC.:
                                                 President  and  Chief  Executive   Officer
                                                 from December  2003 to present;  Treasurer
                                                 from December  2002 to present;  President
                                                 from December 2002 to December  2003;  and
                                                 Executive  Vice  President  from  December
                                                 2001 to December 2002

                                                 RYDEX HOLDINGS, INC.:
                                                 Chief  Executive  Officer,  President  and
                                                 Treasurer from December 2005 to present

                                                 ADVISOR RESEARCH CENTER, INC.:
                                                 Chief  Executive  Officer,  President  and
                                                 Treasurer from May 2006 to present

                                                 RYDEX SPECIALIZED PRODUCTS, LLC:
                                                 Manager,   Chief  Executive   Officer  and
                                                 Treasurer from September 2005 to present
---------------------------------------------------------------------------------------------------------------------------------
                                                          INDEPENDENT TRUSTEES
---------------------------------------------------------------------------------------------------------------------------------
Corey A. Colehour (61)     Trustee from 1993     Retired from August 2006 to present.              248        None.
                           to present; and       Owner and President of Schield Management
                           Member of the Audit   Company (registered investment adviser)
                           and Nominating        from 2005 to 2006; and Senior Vice
                           Committees from       President of Marketing and Co-Owner of
                           1995 to present.      Schield Management Company from 1985 to
                                                 2005.
---------------------------------------------------------------------------------------------------------------------------------
J. Kenneth Dalton (65)     Trustee from 1995     Retired.                                          248        None.
                           to present; Member
                           of the Nominating
                           Committee from 1995
                           to present; and
                           Chairman of the
                           Audit Committee
                           from 1997 to
                           present.
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                               POSITION(S)                                                      NUMBER OF
                                HELD WITH                                                     PORTFOLIOS IN
                                THE TRUST,                                                         FUND
                                 TERM OF                                                         COMPLEX
          NAME                  OFFICE AND                                                       OVERSEEN
       AND AGE OF               LENGTH OF                  PRINCIPAL OCCUPATION(S)             BY TRUSTEE/    OTHER DIRECTORSHIPS
     TRUSTEE/OFFICER           TIME SERVED                   DURING PAST 5 YEARS                 OFFICER        HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------------------
John O. Demaret (66)       Trustee from 1997     Retired.                                          248        None.
                           to present;
                           Chairman of the
                           Board from 2006 to
                           present; and Member
                           of the Audit and
                           Nominating
                           Committees from
                           1997 to present.
---------------------------------------------------------------------------------------------------------------------------------
Werner E. Keller (66)      Trustee and Member    Founder and President of Keller Partners,         248        None.
                           of the Audit and      LLC (registered investment adviser) from
                           Nominating            2005 to present; and Retired from 2001 to
                           Committees from       2005.
                           2005 to present.
---------------------------------------------------------------------------------------------------------------------------------
Thomas F. Lydon (46)       Trustee and Member    President of Global Trends Investments            248        None.
                           of the Audit and      (registered investment adviser) from 1996
                           Nominating            to present.
                           Committees from
                           2005 to present.
---------------------------------------------------------------------------------------------------------------------------------
Patrick T. McCarville      Trustee from 1997     Chief Executive Officer of Par                    248        None.
(64)                       to present;           Industries, Inc., d/b/a Par Leasing from
                           Chairman of the       1977 to present.
                           Nominating
                           Committee from 1997
                           to present; and
                           Member of the Audit
                           Committee from 1997
                           to present.
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                               POSITION(S)                                                      NUMBER OF
                                HELD WITH                                                     PORTFOLIOS IN
                                THE TRUST,                                                         FUND
                                 TERM OF                                                         COMPLEX
          NAME                  OFFICE AND                                                       OVERSEEN
       AND AGE OF               LENGTH OF                PRINCIPAL OCCUPATION(S)               BY TRUSTEE/    OTHER DIRECTORSHIPS
     TRUSTEE/OFFICER           TIME SERVED                 DURING PAST 5 YEARS                   OFFICER        HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------------------
Roger Somers (62)          Trustee from 1993     Founder and Chief Executive Officer of            248        None.
                           to present; and       Arrow Limousine from 1965 to present.
                           Member of the Audit
                           and Nominating
                           Committees from
                           1995 to present.
---------------------------------------------------------------------------------------------------------------------------------
                                                                OFFICERS
---------------------------------------------------------------------------------------------------------------------------------
Nick Bonos (43)            Vice President and    Senior Vice President of Rydex Fund               248        Not Applicable.
                           Treasurer from 2003   Services, Inc. from 2003 to present; and
                           to present.           Vice President of Accounting, Rydex Fund
                                                 Services, Inc. from 2000 to 2003.
---------------------------------------------------------------------------------------------------------------------------------
Joanna M. Haigney (40)     Chief Compliance      Vice President of Rydex Fund Services,            248        Not Applicable.
                           Officer from 2004     Inc. from 2004 to present; and Vice
                           to present; and       President of Compliance of Rydex
                           Secretary from 2002   Investments from 2000 to present.
                           to present.
---------------------------------------------------------------------------------------------------------------------------------

* Messrs. Verboncoeur and Byrum are "interested" persons of the Trust, as that term is defined in the 1940 Act by virtue of their affiliation with the Fund's Advisor.

BOARD STANDING COMMITTEES. The Board has established the following standing committees:

AUDIT COMMITTEE. The Board has a standing Audit Committee that is composed of each of the independent trustees of the Trust, and which operates pursuant to a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust's independent auditor and whether to terminate this relationship; reviewing the independent auditors' compensation, the proposed scope and terms of its engagement, and the firm's independence; serving as a channel of communication between the independent auditor and the Board; reviewing the results of each external audit, including any qualifications in the independent auditors' opinion, any related management letter, management's responses to recommendations made by the independent auditors in connection with the audit, reports submitted to the Committee by the Trust's Servicer that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent auditor that arose in connection with the preparation of those financial statements; considering, in consultation with the independent auditors and the Trust's senior internal accounting executive, if any, the independent auditors' report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with the Trust's independent auditors, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and other audit related matters. Messrs. Colehour, Dalton, Demaret, Keller, Lydon, McCarville and Somers currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary, and met XX times in the Trust's most recently completed fiscal year.

NOMINATING COMMITTEE. The Board has a standing Nominating Committee that is composed of each of the independent trustees of the Trust. The Nominating Committee operates under a written charter approved by the Board. The principal responsibility of the Nominating Committee is to consider, recommend and nominate candidates to fill vacancies on the Trust's Board, if any. The Nominating Committee does not have specific procedures in place to consider nominees recommended by shareholders, but would consider such nominees if submitted in accordance with Rule 14a-8 of the 1934 Act in conjunction with a shareholder meeting to consider the election of the members of the Board of Trustees of the Trust. The Nominating Committee also reviews the compensation for the Board members. Messrs. Colehour, Dalton, Demaret, Keller, Lydon, McCarville and Somers serve as members of the Nominating Committee. The Nominating Committee meets periodically, as necessary, and met XX times during the Trust's most recently completed fiscal year.

FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of the Fund and all Rydex Funds as of the end of the most recently completed calendar year. As of December 31, 2006, none of the Trustees beneficially owned shares of the Fund. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The Trustees and the officers of the Trust own less than 1% of the outstanding shares of the Trust.

------------------------------------------------------------------------------------
                                                           AGGREGATE DOLLAR RANGE OF
                                    DOLLAR RANGE OF FUND   SHARES IN ALL RYDEX FUNDS
         NAME           FUND NAME         SHARES 1         OVERSEEN BY TRUSTEE 2,3
------------------------------------------------------------------------------------
                                 INTERESTED TRUSTEES
------------------------------------------------------------------------------------
Michael P. Byrum           XXX              XXX                       XXX
------------------------------------------------------------------------------------
Carl G. Verboncoeur        XXX              XXX                       XXX
------------------------------------------------------------------------------------
                                INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------
Corey A. Colehour          XXX              XXX                       XXX
------------------------------------------------------------------------------------
J. Kenneth Dalton          XXX              XXX                       XXX
------------------------------------------------------------------------------------
John O. Demaret            XXX              XXX                       XXX
------------------------------------------------------------------------------------
Thomas F. Lydon            XXX              XXX                       XXX
------------------------------------------------------------------------------------
Werner E. Keller           XXX              XXX                       XXX
------------------------------------------------------------------------------------
Patrick T. McCarville      XXX              XXX                       XXX
------------------------------------------------------------------------------------
Roger J. Somers            XXX              XXX                       XXX
------------------------------------------------------------------------------------

1     Information provided is as of March 31, 2007.

2     Information provided is as of December 31, 2007.

3 Includes Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust and Rydex ETF Trust.

BOARD AND OFFICER COMPENSATION. The aggregate compensation paid by the Trust to each of its Board members and officers serving during the fiscal year ended March 31, 2007, is set forth in the table below. Board members who are directors, officers or employees of the Advisor or any of its affiliated entities do not receive compensation from the Trust:

-------------------------------------------------------------------------------------------------

                                                PENSION OR                               TOTAL
                            AGGREGATE       RETIREMENT BENEFITS   ESTIMATED ANNUAL   COMPENSATION
                        COMPENSATION FROM   ACCRUED AS PART OF      BENEFITS UPON      FROM FUND
   NAME OF TRUSTEE            TRUST          TRUST'S EXPENSES        RETIREMENT        COMPLEX *
-------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES**
-------------------------------------------------------------------------------------------------
Michael P. Byrum              $  0                  $0                   $0              $  0
-------------------------------------------------------------------------------------------------
Carl G. Verboncoeur           $  0                  $0                   $0              $  0
-------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------
Corey A. Colehour             $XXX                  $0                   $0              $XXX
-------------------------------------------------------------------------------------------------
J. Kenneth Dalton             $XXX                  $0                   $0              $XXX
-------------------------------------------------------------------------------------------------
John O. Demaret               $XXX                  $0                   $0              $XXX
-------------------------------------------------------------------------------------------------
Werner E. Keller              $XXX                  $0                   $0              $XXX
-------------------------------------------------------------------------------------------------
Thomas F. Lydon               $XXX                  $0                   $0              $XXX
-------------------------------------------------------------------------------------------------
Patrick T. McCarville         $XXX                  $0                   $0              $XXX
-------------------------------------------------------------------------------------------------
Roger J. Somers               $XXX                  $0                   $0              $XXX
-------------------------------------------------------------------------------------------------

* Represents total compensation for service as Trustee of the Trust, Rydex ETF Trust, Rydex Dynamic Funds, and Rydex Variable Trust.

** Messrs. Verboncoeur and Byrum are "interested" persons of the Trust, as that term is defined in the 1940 Act by virtue of their affiliation with the Fund's Advisor. As officers of the Advisor, they do not receive compensation from the Trust.

CODE OF ETHICS

The Board has adopted a Combined Code of Ethics (the "Code of Ethics") pursuant to Rule 17j-1 under the 1940 Act. The Advisor, Servicer and Distributor are also covered by the Code of Ethics. The Code of Ethics applies to the personal investing activities of trustees, directors, officers and certain employees ("access persons"). Rule 17j-1 and the Code of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under the Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in private placements and are prohibited from investing in initial public offerings. The Code of Ethics is on file with the SEC, and is available to the public.

PROXY VOTING

The Board has delegated responsibility for decisions regarding proxy voting for securities held by the Fund to the Advisor. The Advisor will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix A to this SAI. The Board will periodically review the Fund's proxy voting record.

The Trust annually discloses its complete proxy voting record on Form N-PX. The Trust's most recent Form N-PX is available, without charge, upon request, by calling 800.820.0888 or 301.296.5100 or by writing to Rydex Series Funds at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. The Trust's Form N-PX is also available on the SEC's web site at www.sec.gov.

THE ADVISORY AGREEMENT

PADCO Advisors, Inc., 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, provides portfolio management to the Fund pursuant to an advisory contract with the Trust. The Advisor was incorporated in the State of Maryland on February 5, 1993 and, together with PADCO Advisors II, Inc., a registered investment adviser under common control, does business under the name Rydex Investments (the "Advisor"). The voting common stock of the Advisor is held predominantly by a trust established by the late Albert P. Viragh, Jr., the founder of the Advisor, for the benefit of members of his family (the "Viragh Family Trust"). Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through its ownership of voting common stock, the Viragh Family Trust and/or its three trustees, Katherine A. Viragh, Mark S. Viragh and Roger E. Young, may be deemed, under the 1940 Act, to control the Advisor.

The Advisor manages the investment and the reinvestment of the assets of the Fund, in accordance with the investment objectives, policies, and limitations of the Fund, subject to the general supervision and control of the Board and the officers of the Trust. The Advisor bears all costs associated with providing these advisory services and the expenses of the Board members who are affiliated with or interested persons of the Advisor. The Advisor, from its own resources, including profits from advisory fees received from the Fund, provided such fees are legitimate and not excessive, may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of Fund shares, and otherwise currently pay all distribution costs for Fund shares.

Under an investment advisory agreement with the Advisor dated April 30, 2004 (the "Advisory Agreement"), the Advisor serves as the investment adviser for each series of the Trust and provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to direction and control by the Board and the officers of the Trust. As of July 3, 2007 net assets under management of the Advisor and its affiliates were approximately $XX.X billion. Pursuant to the Advisory Agreement, the Fund pays the Advisor at an annual rate based on the average daily net assets as set forth below.

For the fiscal year ended March 31, 2007, the Fund paid the following advisory fees to the Advisor:

-------------------------------------------------------------------------------------------
                                                                     ADVISORY FEES PAID FOR
FUND NAME                       FUND INCEPTION DATE   ADVISORY FEE   FISCAL YEAR ENDED 2007
-------------------------------------------------------------------------------------------
Managed Futures Strategy Fund         3/2/2007            0.90%           $__________
-------------------------------------------------------------------------------------------

The continuance of the Advisory Agreement must be specifically approved at least annually (i) by the vote of the Board or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Board members who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Board or, with respect to the Fund, by a majority of the outstanding shares of the Fund, on not less than 60 days' written notice to the Advisor, or by the Advisor on 60 days' written notice to the Trust. The Advisory Agreement provides that the Advisor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

PORTFOLIO MANAGERS

This section includes information about the Fund's portfolio managers, including information about other accounts they manage, the dollar range of Fund shares they own and how they are compensated.

OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGERS. Including the Fund, the portfolio managers are responsible for the day-to-day management of certain other accounts, as follows:

--------------------------------------------------------------------------------------------------
                      REGISTERED INVESTMENT    OTHER POOLED INVESTMENT
                          COMPANIES 1,2               VEHICLES 1              OTHER ACCOUNTS 1
                     -----------------------------------------------------------------------------
                      NUMBER
                        OF                     NUMBER OF                  NUMBER OF
      NAME           ACCOUNTS   TOTAL ASSETS   ACCOUNTS    TOTAL ASSETS   ACCOUNTS    TOTAL ASSETS
--------------------------------------------------------------------------------------------------
                                                                                        Less than
Michael P. Byrum       XXX       $XX billion      XX        $XX million      XX        $XX million
--------------------------------------------------------------------------------------------------
                                                                                        Less than
Michael Dellapa        XXX       $XX billion      XX        $XX million      XX        $XX million
--------------------------------------------------------------------------------------------------
                                                                                        Less than
James R. King          XXX       $XX billion      XX        $XX million      XX        $XX million
--------------------------------------------------------------------------------------------------

1     Information provided is as of March 31, 2007.

2 The portfolio managers manage two registered investment companies, the Rydex Series Funds Multi-Cap Core Equity Fund and Rydex Variable Trust Multi-Cap Core Equity Fund, that are subject to a performance based advisory fee. The two Funds had $XX.X million in assets under management as of March 31, 2007.

CONFLICTS OF INTEREST. The portfolio managers' management of "other accounts" may give rise to potential conflicts of interest in connection with their management of the Fund's investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as the Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio managers could favor one account over another. Another potential conflict could include the portfolio managers' knowledge about the size, timing and possible market impact of Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Fund. However, the Advisor has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

PORTFOLIO MANAGER COMPENSATION. The Advisor compensates each portfolio manager for his management of the Fund. The portfolio managers' compensation consists of a fixed annual salary and a discretionary bonus. The amount of the discretionary bonus is determined by two components. The first component is a comparison of the portfolio manager's Fund performance relative to a mutual fund peer's performance and/or to the performance of applicable internal or external benchmarks as measured over a one-year period. Mutual fund peers are those funds with similar investment objectives to the Fund managed by the portfolio managers. Mutual fund peers do not exist for all of the Rydex Funds. Rydex Funds that do not have a mutual fund peer available for comparison purposes will instead be compared to applicable internal or external benchmarks. An external benchmark, such as the S&P 500 Index, will be used for each Rydex Fund that seeks to track the performance of a published index. An internal benchmark, such as the inverse of the S&P 500 Index, will be used when an external benchmark is not available. For the Fund, the portfolio managers' performance will be compared to the performance of the Fund's underlying benchmark, as that term is defined in the Fund's Prospectuses. The second component used to determine the discretionary bonus is based on the Advisor's profit margin and assets under management.

FUND SHARES OWNED BY PORTFOLIO MANAGERS. The following table shows the dollar amount range of each portfolio manager's "beneficial ownership" of shares of the Fund as of the Trust's most recently completed fiscal year end. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. [As of March 31, 2007, none of the portfolio managers beneficially owned shares of the Fund.] [TO BE PROVIDED/CONFIRMED].

--------------------------------------------------------------------------------
PORTFOLIO MANAGER            FUND NAME            DOLLAR RANGE OF SHARES OWNED
--------------------------------------------------------------------------------
Michael P. Byrum
--------------------------------------------------------------------------------
Michael Dellapa
--------------------------------------------------------------------------------
James R. King
--------------------------------------------------------------------------------

THE  ADMINISTRATIVE  SERVICE AGREEMENT AND ACCOUNTING  SERVICE AGREEMENT

General administrative, shareholder, dividend disbursement, transfer agent, and registrar services are provided to the Trust and the Fund by Rydex Fund
Services, Inc. (the "Servicer"), 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, subject to the general supervision and control of the Board and the officers of the Trust, pursuant to a service agreement between the Trust and the Servicer. The Servicer is wholly-owned by the Viragh Family Trust.

Under the service agreement, the Servicer provides the Trust and the Fund with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting, and secretarial services; the determination of NAVs; and the preparation and filing of all reports, registration statements, proxy statements, and all other materials required to be filed or furnished by the Trust and the Fund under federal and state securities laws. The Servicer also maintains the shareholder account records for the Fund, disburses dividends and distributions payable by the Fund, and produces statements with respect to account activity for the Fund and the Fund's shareholders. The Servicer pays all fees and expenses that are directly related to the services provided by the Servicer to the Fund; the Fund reimburses the Servicer for all fees and expenses incurred by the Servicer which are not directly related to the services the Servicer provides to the Fund under the service agreement.

In consideration for its services, the Servicer is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.25% of the average daily net assets of the Fund. The service fee contractual rate paid to the Servicer by the Fund is set forth below.

For the fiscal year ended March 31, 2007, the Fund paid the following service fees to the Servicer:

-----------------------------------------------------------------------------------------------
                                                          ADMINISTRATIVE SERVICE FEES PAID FOR
FUND NAME                         FUND INCEPTION DATE            FISCAL YEAR ENDED 2007
-----------------------------------------------------------------------------------------------
Managed Futures Strategy Fund           3/2/2007                       $__________
-----------------------------------------------------------------------------------------------

Pursuant to an Accounting Services Agreement, the Servicer serves as Accounting Services Agent and performs certain record keeping and accounting functions for a fee calculated at an annual percentage rate of one-tenth of one percent
(0.10%) on the first $250 million of the average daily net assets, seventy-five-thousandths of one percent (0.075%) on the next $250 million of the average daily net assets, one- twentieth of one percent (0.05%) on the next $250 million of the average daily net assets, and one- thirty-third of one percent (0.03%) on the average daily net assets over $750 million of the Fund. Certain officers and trustees of the Trust are also officers and directors of the Servicer.

For the fiscal year ended March 31, 2007, the Fund paid the following accounting service fees to the Servicer:

---------------------------------------------------------------------------------------
                                                      ACCOUNTING SERVICE FEES PAID FOR
FUND NAME                       FUND INCEPTION DATE        FISCAL YEAR ENDED 2007
---------------------------------------------------------------------------------------
Managed Futures Strategy Fund        3/2/2007                     $__________
---------------------------------------------------------------------------------------

DISTRIBUTION

Pursuant to a distribution agreement adopted by the Trust (the "Distribution Agreement"), the Distributor, 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, acts as distributor for the shares of the Trust under the general supervision and control of the Board and the officers of the Trust. The Distributor is wholly owned by the Viragh Family Trust. The Distribution Agreement grants the Distributor the exclusive right to distribute the shares of the Fund. In addition, the Distribution Agreement permits the Distributor to receive as compensation any front-end sales load or contingent deferred sales charge collected by the Fund or other asset-based sales charges collected pursuant to any distribution or shareholder services plans adopted by the Fund on behalf of the various classes of shares. The Fund's current distribution and shareholder services plans, as well as a description of the services performed under each, are described below.

A-CLASS DISTRIBUTION PLAN - The Fund has adopted a Distribution Plan applicable to A-Class Shares (the "A-Class Plan"). Under the A-Class Plan, the Distributor, or designated Service Providers, may receive up to 0.25% of the Fund's assets attributable to A-Class Shares as compensation for distribution services pursuant to Rule 12b-1 under the 1940 Act.

C-CLASS DISTRIBUTION AND SHAREHOLDER SERVICING PLAN - The Fund has adopted a Distribution and Shareholder Services Plan for C-Class Shares (the "C-Class Plan"). Under the C-Class Plan, the Distributor, or designated Service Providers, may receive up to a total of 1.00% of the Fund's assets attributable to C-Class Shares as compensation for distribution and shareholder services pursuant to Rule 12b-1 under the 1940 Act. The C-Class Plan allows for payment of up to 0.75% of the Fund's assets attributable to C-Class Shares as compensation for distribution services and up to 0.25% of the Fund's assets attributable to C-Class Shares as compensation for shareholder services.

H-CLASS DISTRIBUTION PLAN AND SHAREHOLDER SERVICES PLAN - The Fund has adopted a Distribution Plan and a Shareholder Services Plan applicable to H-Class Shares (the "H-Class Plan"). Under the H-Class Plan, the Distributor, or designated Service Providers, may receive up to 0.25% of the Fund's assets attributable to H-Class Shares as compensation for distribution services pursuant to Rule 12b-1 under the 1940 Act. The Shareholder Services Plan permits the payment of up to 0.25% of the Fund's assets attributable to H-Class Shares to designated Service Providers as compensation for providing shareholder services, which are not primarily intended to result in the sale of the shares of the Fund.

DESCRIPTION OF DISTRIBUTION AND SHAREHOLDER SERVICES - Distribution services may include: (i) services in connection with distribution assistance, or (ii) payments to financial institutions and other financial intermediaries, such as banks, savings and loan associations, insurance companies, investment counselors, broker-dealers, mutual fund "supermarkets" and the Distributor's affiliates and subsidiaries, as compensation for services or reimbursement of expenses incurred in connection with distribution assistance. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services and distribution related expenses such as the costs of preparation, printing, mailing or otherwise disseminating sales literature, advertising, and prospectuses (other than those furnished to current shareholders of the Fund), promotional and incentive programs, and such other marketing expenses that the Distributor may incur.

Shareholder services may include: (i) maintaining accounts relating to clients that invest in shares; (ii) arranging for bank wires; (iii) responding to client inquiries relating to the services performed by the Service Providers; (iv) responding to inquiries from clients concerning their investment in shares; (v) assisting clients in changing dividend options, account designations and addresses; (vi) providing information periodically to clients showing their position in shares; (vii) forwarding shareholder communications from the Fund such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to clients; and (viii) processing dividend payments from the Fund on behalf of clients.

For the fiscal year ended March 31, 2007, the Fund paid the following fees pursuant to the plans described above:

---------------------------------------------------------------------------------------
                     FUND
                  INCEPTION        A-CLASS             C-CLASS             H-CLASS
FUND NAME            DATE     (0.25% 12b-1 FEE)   (1.00% 12b-1 FEE)   (0.25% 12b-1 FEE)
---------------------------------------------------------------------------------------
Managed Futures
Strategy Fund      3/2/2007        $______             $______             $______
---------------------------------------------------------------------------------------

COSTS AND EXPENSES

The Fund bears all expenses of its operations other than those assumed by the Advisor or the Servicer. Fund expenses include: the management fee; the servicing fee (including administrative, transfer agent, and shareholder servicing fees); custodian and accounting fees and expenses; legal and auditing fees; securities valuation expenses; fidelity bonds and other insurance premiums; expenses of preparing and printing prospectuses, confirmations, proxy statements, and shareholder reports and notices; registration fees and expenses; proxy and annual meeting expenses, if any; all federal, state, and local taxes (including, without limitation, stamp, excise, income, and franchise taxes); organizational costs; non-Interested Trustees' fees and expenses; the costs and expenses of redeeming shares of the Fund; fees and expenses paid to any securities pricing organization; dues and expenses associated with membership in any mutual fund organization; and costs for incoming telephone WATTS lines. In addition, the Fund pays an equal portion of the trustee fees and expenses for attendance at Board meetings for the Board members who are not affiliated with, or interested persons of, the Advisor.

BUSINESS CONTINUITY AND DISASTER RECOVERY

The Advisor, the Distributor and the Servicer (collectively, the "Service Providers") have developed a joint Business Continuity and Disaster Recovery Program (the "Program") that is designed to minimize the disruption of normal business operations in the event of a disaster. While the Service Providers believe that the Program is comprehensive and should enable them to survive a disaster and reestablish normal business operations in a timely manner, under certain unusual or unexpected circumstances the Service Providers could be prevented or hindered from providing services to the Fund for extended periods of time. These circumstances may include, without limitation, acts of God, acts of government in its sovereign or contractual capacity, any act of declared or undeclared war or of a public enemy (including acts of terrorism), power shortages or failures, utility or communication failure or delays, labor disputes, strikes, shortages, supply shortages, system failures or malfunctions. Under each Service Provider's agreement with the Trust, absent willful misfeasance, bad faith or gross negligence on the part of the Service Provider, or the reckless disregard of their respective obligations, the Service Provider generally will not be liable for any related losses to the Fund or to the Fund's shareholders as a result of such an occurrence.

PRINCIPAL HOLDERS OF SECURITIES

As of July 2, 2007 the following persons were the only persons who were record owners or, to the knowledge of the Trust, beneficial owners of 5% or more of the shares of the Fund.

--------------------------------------------------------------------------------
                  PERCENTAGE OF
FUND NAME          FUND SHARES          NAME AND ADDRESS OF BENEFICIAL OWNER
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DETERMINATION OF NET ASSET VALUE

The following information supplements and should be read in conjunction with the section in the Prospectuses entitled "Calculating Net Asset Value." The NAV of the Fund serves as the basis for the purchase and redemption price of the Fund's shares. The NAV of the Fund is calculated by dividing the market value of the Fund's securities plus the value of its other assets, less all liabilities, by the number of outstanding shares of the Fund. If market quotations are not readily available, a security will be valued at fair value by the Advisor using methods established or ratified by the Board.

Options on securities and indices purchased by the Fund generally are valued at their last bid price in the case of exchange-traded options or, in the case of options traded in the over-the-counter ("OTC") market, the average of the last bid price as obtained from two or more dealers unless there is only one dealer, in which case that dealer's price is used. Futures contracts generally are valued based upon the unrealized gain or loss on the contract determined with reference to the first price reported by established futures exchanges after the close of the Fund's pricing cycle, or alternatively, with reference to the average price at which futures are bought and sold by the Fund. Options on futures contracts generally are valued with reference to the underlying futures contract. If the market makes a limit move with respect to a particular commodity, the commodity will be valued at fair value by the Advisor using methods established or ratified by the Board.

On days when the Chicago Board of Trade ("CBOT") is closed during its usual business hours, but shares of the Fund have been purchased, redeemed, and/or exchanged, the portfolio securities held by the Fund which are traded on the CBOT are valued at the earlier of: (i) the time of the execution of the last trade of the day for the Fund in those CBOT-traded portfolio securities; or (ii) the time the last price is reported by an independent pricing service before the calculation of the Fund's NAV. On days when the CBOT is closed during its usual business hours and there is no need for the Fund to execute trades on the CBOT, the value of the CBOT-traded portfolio securities held by the Fund will be the last price reported by an independent pricing service before the calculation of the Fund's NAV.

OTC securities held by the Fund shall be valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used. Securities listed on the Nasdaq National Market and Nasdaq SmallCap Market may be valued at the Nasdaq Official Closing Price, which may differ from the last sales price reported. The portfolio securities of the Fund that are listed on national exchanges are taken at the last sales price of such securities on such exchange; if no sales price is reported, the mean of the last bid and asked price is used. For valuation purposes, all assets and liabilities initially expressed in foreign currency values will be converted into U.S. Dollar values at the mean between the bid and the offered quotations of such currencies against U.S. Dollars as last quoted by any recognized dealer. If such quotations are not available, the rate of exchange will be determined in good faith by the Advisor based on guidelines adopted by the Board. Dividend income and other distributions are recorded on the ex-dividend date, except for certain dividends from foreign securities which are recorded as soon as the Trust is informed after the ex-dividend date.

Illiquid securities, securities for which reliable quotations or pricing services are not readily available, and all other assets will be valued at their respective fair value as determined in good faith by, or under procedures established by, the Board, which procedures may include the delegation of certain responsibilities regarding valuation to the Advisor or the officers of the Trust. The officers of the Trust report, as necessary, to the Board regarding portfolio valuation determination. The Board, from time to time, will review these methods of valuation and will recommend changes which may be necessary to assure that the investments of the Fund are valued at fair value.

PURCHASE AND REDEMPTION OF SHARES

MINIMUM INVESTMENT REQUIREMENTS

Any request for a redemption (including pursuant to check writing privileges) by an investor whose account balance is: (a) below the currently applicable minimum investment; or (b) would be below that minimum as a result of the redemption, will be treated as a request by the investor of a complete redemption of that account. In addition, the Trust may redeem an account whose balance (due in whole or in part to redemptions since the time of last purchase) has fallen below the minimum investment amount applicable at the time of the shareholder's most recent purchase of Fund shares (unless the shareholder brings his or her account value up to the currently applicable minimum investment).

TAX CONSEQUENCES

Note that in the case of tax-qualified retirement plans, a redemption from such a plan may have adverse tax consequences. A shareholder contemplating such a redemption should consult his or her own tax adviser. Other shareholders should consider the tax consequences of any redemption.

SUSPENSION OF THE RIGHT OF REDEMPTION

The Fund may suspend the right of redemption or the date of payment: (i) for any period during which the NYSE is closed (other than customary weekend or holiday closings), or trading is restricted; (ii) for any period during which an emergency exists so that the sale of Fund investments or the determination of its NAV is not reasonably practicable; or (iii) for such other periods as the SEC, by order, may permit for the protection of Fund investors. In cases where Nasdaq, the CME or Chicago Board Options Exchange ("CBOE"), CBOT, or any foreign market where the Fund's securities trade, as appropriate, is closed or trading is restricted, the Fund may ask the SEC to permit the right to redemption to be suspended. On any day that any of the securities exchanges on which the Fund's securities trade close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the SEC, the right is reserved to advance the time on that day by which purchase and redemption orders must be received. Any order received after that time will receive the next business day's NAV.

HOLIDAYS

The NYSE, the Federal Reserve Bank of New York, the Nasdaq, the CME, the CBOT, and other U.S. exchanges are closed on weekends and on the following holidays:
(i) New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day (the CBOT and CME will have abbreviated trading schedules), Thanksgiving Day, and Christmas Day; and (ii) the preceding Friday if any of these holidays falls on a Saturday, or the subsequent Monday if any of these holidays falls on a Sunday. Although the Trust expects the same holiday schedules to be observed in the future, each of the aforementioned exchanges may modify its holiday schedule at any time. In addition, the U.S. Government bond market is closed on Columbus Day, and as of December 6, 2004, the U.S. Government bond market will likely close early the day before Columbus Day and Veterans' Day, as recommended by the Bond Market Association.

The national Japanese holidays affecting the relevant securities markets in Japan are as follows: New Year's Day; Coming-of-Age Day; National Foundation
Day; Vernal Equinox Day; Greenery Day; Constitution Memorial Day; Children's Day; Marine Day; Respect-of-the-Aged Day; Autumnal Equinox Day; Health-Sports Day; Culture Day; Labor Thanksgiving Day; and Emperor's Birthday. Although the Trust expects this same holiday schedule to be observed in the future, the Japanese exchange may modify its holiday schedule at any time.

National holidays in the various European countries will also affect the relevant European securities markets. Due to the variety of holidays in each EU country as well as Switzerland, those holidays are not listed here.

REDEMPTIONS IN-KIND

The Trust intends to pay your redemption proceeds in cash. However, under unusual conditions that make the payment in cash unwise (and for the protection of the remaining shareholders of a Fund) the Trust reserves the right to pay all, or part, of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in-kind). The Trust has elected to be governed by Rule 18f-1 under the 1940 Act under which the Trust is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of a Fund's NAV during any 90-day period. Although it is highly unlikely that your shares would ever actually be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you.

A-CLASS SHARES - INITIAL SALES CHARGES, REDUCTIONS AND WAIVERS

INITIAL SALES CHARGES/DEALER REALLOWANCES. A-Class Shares of the Fund are sold subject to a front-end sales charge as described in the Fund's A-Class Shares Prospectus. The sales charge is used to compensate the Distributor and participating securities dealers for their expenses incurred in connection with the distribution of the Fund's shares. You may also be charged a transaction or other fee by the financial institution managing your account.

Selling dealers are normally reallowed a portion of the sales charge by the Distributor. The following table shows the amount of the front-end sales charge that is reallowed to dealers as a percentage of the offering price of A-Class Shares.

--------------------------------------------------------------------------------------
AMOUNT OF INVESTMENT               AUTHORIZED DEALER COMMISSION AS % OF OFFERING PRICE
--------------------------------------------------------------------------------------
Less than $100,000                                        4.00%
--------------------------------------------------------------------------------------
$100,000 but less than $250,000                           3.00%
--------------------------------------------------------------------------------------
$250,000 but less than $500,000                           2.25%
--------------------------------------------------------------------------------------
$500,000 but less than 1,000,000                          1.20%
--------------------------------------------------------------------------------------
Greater than $1,000,000                                   1.00%
--------------------------------------------------------------------------------------

REDUCED SALES CHARGES. You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your securities dealer are responsible for providing sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

RIGHTS OF ACCUMULATION

You may qualify for reduced initial sales charges based upon your existing investment in shares of any Rydex Fund at the time of the proposed purchase. To determine whether or not a reduced initial sales charge applies to a proposed purchase, the Distributor takes into account not only the money which is invested upon such proposed purchase, but also the value of all A-Class and C-Class Shares of the Rydex Funds that you own (other than A-Class Shares of the U.S. Government Money Market Fund, as discussed in its Prospectus), calculated at their then current public offering price.

If you qualify for a reduced sales charge, the reduced sales charge applies to the total amount of money being invested, even if only a portion of that amount exceeds the breakpoint for the reduced sales charge. For example, if you already own qualifying A-Class or C-Class Shares of any Rydex Fund with a value of $80,000 and wish to invest an additional $40,000 in an A-Class Share of the Fund, the reduced initial sales charge of 4.75% will apply to the full $40,000 purchase and not just to the $20,000 in excess of the $100,000 breakpoint.

To qualify for obtaining the discount applicable to a particular purchase, you or your securities dealer must furnish the Servicer with a list of the account numbers and the names in which your Rydex Fund accounts are registered at the time the purchase is made.

AGGREGATING ACCOUNTS (GROUP PURCHASES)

      1. To receive a reduced sales charge on A-Class Shares, investments in any A-Class or C-Class Shares (other than A-Class Shares of the U.S. Government Money Market Fund, as discussed in its Prospectus) made by you, your spouse and your children under the age of 21 may be aggregated if made for your/their own account(s) and:

      o trust accounts established by the above individuals. However, if the person(s) who established the trust is/are deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust;

      o     solely controlled business accounts;

      o     single participant retirement plans; or

      o endowments or foundations established and controlled by you or your immediate family.

      2. Investments made by a trustee or other fiduciary for a single trust estate or fiduciary account and multiple-employee benefit plans of a single employer or affiliated employers - provided they are not aggregated with individual accounts - may also be aggregated.

      3. Similarly, investments made for participant accounts of a 403(b) plan that is treated like an employer-sponsored plan, or multiple 403(b) plans of a single employer or affiliated employers, may be aggregated. In addition, investments made for non-profit, charitable or educational organizations (or any employer-sponsored retirement plan for such an endowment or foundation) or any endowments or foundations established and controlled by the organization may be aggregated. Finally, investments made by a common trust fund or other diversified pooled accounts not specifically formed for the purpose of accumulating fund shares may be aggregated.

      SOME ACCOUNTS CANNOT BE AGGREGATED. At the request of certain investment firms, some accounts are set up as "street name" or "nominee" accounts. This means that the investment firm has sole access, and that the Fund has limited access, to the investment firm's clients' account information. Since the Servicer has little or no access to certain nominee or street name account information, these accounts generally may not be aggregated for the purpose of receiving reduced sales charges. Check with your securities dealer to determine if this applies to your account.

LETTERS OF INTENT

You may also pay reduced initial sales charges by indicating on the account application that you intend to provide a Letter of Intent ("LOI"), and then fulfilling the conditions of that LOI.

The LOI confirms the total investment in shares of the Rydex Funds that you intend to make within the next 13 months. By marking the LOI section on the account application and by signing the account application, you indicate that you understand and agree to the terms of the LOI and that you are bound by the provisions described below:

      CALCULATING THE INITIAL SALES CHARGE:

      o Each purchase of Fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI (to determine what the applicable public offering price is, look at the sales charge table in the section on "Initial Sales Charges" in the Fund's Prospectus).

      o It is your responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge.

      o The offering price may be further reduced as described below above under "Rights of Accumulation" if the Servicer is advised of all other accounts at the time of the investment.

      o Shares acquired through reinvestment of dividends and capital gains distributions will not be applied to the LOI.

      CALCULATING THE NUMBER OF SHARES TO BE PURCHASED

      o Purchases made within 90 days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase within the 90-day period.

      o Purchases made more than 90 days before signing an LOI will be applied toward the completion of the LOI based on the value of the shares purchased that is calculated at the public offering price on the effective date of the LOI.

      o If you meet the original obligation at any time during the 13-month period, you may revise the intended investment amount upward by submitting a written and signed request. This revision will not change the original expiration date.

      o The Servicer will process necessary adjustments upon the expiration or completion date of the LOI.

      FULFILLING THE INTENDED INVESTMENT

      o By signing an LOI, you are not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, you will have to pay the increased amount of sales charge.

      o To assure compliance with the provisions of the 1940 Act, the Servicer will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share) out of the initial purchase (or subsequent purchases if necessary). All dividends and any capital gain distributions on the escrowed shares will be credited to you. All shares purchased, including those escrowed, will be registered in your name. If the total investment specified under this LOI is completed within the 13-month period, the escrowed shares will be promptly released.

      o If the intended investment is not completed, you will pay the Servicer the difference between the sales charge on the specified amount and the sales charge on the amount actually purchased. If you do not pay such difference within 20 days of the expiration date, you irrevocably appoint the Servicer as your attorney-in-fact to surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.

      CANCELING THE LOI

      o If at any time before completing the LOI Program you wish to cancel the agreement, you must give written notice to the Distributor.

      o If at any time before completion the LOI Program you request the Servicer to liquidate or transfer beneficial ownership of your total shares, the LOI will be automatically canceled. If the total amount purchased is less than the amount specified in the LOI, the Servicer will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

SALES CHARGE WAIVERS. The A-Class Shares' initial sales charges will be waived for certain types of investors, as described in the Prospectus.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Dividends from net investment income and any distributions of net realized capital gains from the Fund will be distributed as described in the Fund's Prospectuses under "Dividends and Distributions." Normally, all such distributions of the Fund will automatically be reinvested without charge in additional shares of the same Fund.

FEDERAL TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS

The following is only a summary of certain additional federal income tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectuses. No attempt is made to present a detailed explanation of the federal, state, local or foreign tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectuses is not intended to be a substitute for careful tax planning.

The following general discussion of certain federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Shareholders are urged to consult their own tax advisers regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, or local taxes.

REGULATED INVESTMENT COMPANY STATUS

A fund that qualifies as a RIC will not be subject to federal income taxes on the net investment income and net realized capital gains that the fund distributes to the fund's shareholders. The Fund will seek to qualify for treatment as a regulated investment company (RIC) under the Code. Provided that for each tax year the Fund: (i) meets the requirements to be treated as a RIC (as discussed below); and (ii) distributes at least 90% of the Fund's net investment income for such year (including, for this purpose, the excess, if any, of net realized short-term capital gains over net long-term capital losses), the Fund itself will not be subject to federal income taxes to the extent the Fund's net investment income and the Fund's net realized capital gains, if any, are distributed to the Fund's shareholders. One of several requirements for RIC qualification is that the Fund must receive at least 90% of the Fund's gross income each year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies, or other income derived with respect to the Fund's investments in stock, securities, and foreign currencies or the securities of one or more qualified publicly traded partnerships (the "90% Test"). A second requirement for qualification as a RIC is that the Fund must diversify its holdings so that, at the end of each fiscal quarter of the Fund's taxable year: (a) at least 50% of the market value of the Fund's total assets is represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities, with these other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund's total assets or 10% of the outstanding voting securities of such issuer; and (b) not more than 25% of the value of its total assets are invested in the securities (other than U.S. Government securities or securities of other RICs) of any one issuer or two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the "Asset Test"). Income from investments in precious metals and in precious minerals will not qualify as gross income from "securities" for purposes of the 90% Test.

In the event of a failure by the Fund to qualify as a RIC, the Fund would be subject to tax on its taxable income at corporate rates, and the Fund's distributions, to the extent such distributions are derived from the Fund's current or accumulated earnings and profits, would constitute dividends that would be taxable to the shareholders of the Fund as ordinary income. Such distributions would be eligible for the dividends received deduction for corporate shareholders, and for the lower tax rates applicable to qualified dividend income received by individual shareholders, subject to certain limitations. This treatment would also apply to any portion of the distributions that might have been treated in the shareholder's hands as long-term capital gains, as discussed below, had the Fund qualified as a RIC. The Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders. If the Fund determines that it will not qualify as a RIC under Subchapter M of the Code, the Fund will establish procedures to reflect the anticipated tax liability in the Fund's NAV.

The Fund will generally be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for the year and 98% of its capital gain net income, plus certain other amounts. The Fund intends to make sufficient distributions, or deemed distributions, to avoid imposition of the excise tax but can make no assurances that all such tax liability will be eliminated.

The Fund intends to distribute substantially all its net investment income and net realized capital gains to shareholders, at least annually. The distribution of net investment income and net realized capital gains will be taxable to Fund shareholders regardless of whether the shareholder elects to receive these distributions in cash or in additional shares. All or portion of the net investment income distributions may be treated as qualified dividend income (eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets)) to the extent that the fund receives qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (I.E., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States).

In order for some portion of the dividends received by the Fund's shareholders to be qualified dividend income, the Fund must meet holding period and other requirements with respect to the dividend paying stocks in its portfolio, and the shareholder must meet holding period and other requirements with respect to the Fund's shares. Distributions reported to Fund shareholders as long-term capital gains shall be taxable as such (currently at a maximum rate of 15%), regardless of how long the shareholder has owned the shares. Fund shareholders will be notified annually by the Fund as to the federal tax status of all distributions made by the Fund. Distributions may be subject to state and local taxes.

Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

Shareholders who have not held Fund shares for a full year should be aware that the Fund may designate and distribute, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of investment in the Fund.

If the Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

Sales, redemptions and exchanges of Fund shares are generally taxable transactions for federal and state income tax purposes. In general, if you hold your shares as a capital asset, gain or loss realized will be capital in nature and will be classified as long-term or short-term, depending on the length of the time shares have been held.

The Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gain distributions shortly after the close of each calendar year.

All or a portion of any loss realized upon the redemption of Fund shares will be disallowed to the extent that other shares in the Fund are purchased (through reinvestment of dividends or otherwise) within 30 days before or after a share redemption. Any loss disallowed under these rules will be added to the tax basis in the newly purchased shares. In addition, any loss realized by a shareholder on the disposition of shares held for six months or less is treated as a long-term capital loss to the extent of any distributions of any net long-term capital gains received by the shareholder with respect to such shares.

SPECIAL TAX CONSIDERATIONS

As described above, gains from the sale or other disposition of foreign currencies and other income (including but not limited to gains from options, futures or forward contracts) derived from investing in stock, securities, or foreign currencies generally are included as qualifying income in applying the 90% Test. It should be noted, however, that for purposes of the 90% Test, the Secretary of the Treasury is authorized to issue regulations that would exclude from qualifying income foreign currency gains which are not directly related to the RIC's principal business of investing in stock or securities (or options and futures with respect to stock or securities). No regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future.

Under the Code, special rules are provided for certain transactions in a foreign currency other than the taxpayer's functional currency (I.E., unless certain special rules apply, currencies other than the U.S. Dollar). In general, foreign currency gains or losses from forward contracts, from futures contracts that are not "regulated futures contracts," and from unlisted options will be treated as ordinary income or loss under the Code. Also, certain foreign exchange gains derived with respect to foreign fixed-income securities are also subject to special treatment. In general, any such gains or losses will increase or decrease the amount of the Fund's investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund's net capital gain. Additionally, if such losses exceed other investment company taxable income during a taxable year, the Fund would not be able to make any ordinary dividend distributions.

One of the requirements for qualification as a RIC under Subchapter M of the Code is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies ("Qualifying Income"). As described in the Prospectuses, the Fund intends to gain its exposure to the commodities markets by investing in commodity-linked derivative instruments, including swap agreements, commodity options, futures, options on futures and commodity-linked structured notes.

The status of the swap agreements and other commodity-linked derivative instruments under tests to qualify as a RIC under Subchapter M of the Code has been recently addressed in Revenue Ruling 2006-1 and Revenue Ruling 2006-31 which provide that income from commodity-linked swaps in which the Fund invests will not be considered qualifying income after September 30, 2006. After such time, the Fund will therefore restrict its income from commodity-linked swaps (when combined with its other investments that produce non-qualifying income) to be less than 10 percent of its gross income.

The Fund has received a private letter ruling from the Internal Revenue Service that concludes that certain commodities-linked notes held by the Fund will produce qualifying income for purposes of the RIC qualification tests. The Advisor, therefore, believes it can continue to successfully operate the Fund in a manner consistent with the Fund's current investment objective by investing in certain commodities-linked structured notes.

If the Fund were to fail to qualify as a regulated investment company, the Fund would be subject to federal income tax on its net income and capital gains at regular corporate income tax rates (without a deduction for distributions to shareholders). When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the Fund's earnings and profits. If the Fund were to fail to qualify as a regulated investment company and became subject to federal income tax, any shareholders of the Fund would be subject to diminished investment returns.

OPTIONS TRANSACTIONS BY THE FUND

If a call option written by the Fund expires, the amount of the premium received by the Fund for the option will be short-term capital gain to the Fund. If such an option is closed by the Fund, any gain or loss realized by the Fund as a result of the closing purchase transaction will be short-term capital gain or loss. If the holder of a call option exercises the holder's right under the option, any gain or loss realized by the Fund upon the sale of the underlying security or underlying futures contract pursuant to such exercise will be short-term or long-term capital gain or loss to the Fund depending on the Fund's holding period for the underlying security or underlying futures contract.

With respect to call options purchased by the Fund, the Fund will realize short-term or long-term capital gain or loss if such option is sold and will realize short-term or long-term capital loss if the option is allowed to expire depending on the Fund's holding period for the call option. If such a call option is exercised, the amount paid by the Fund for the option will be added to the basis of the stock or futures contract so acquired.

The Fund has available to it a number of elections under the Code concerning the treatment of option transactions for tax purposes. The Fund will utilize the tax treatment that, in the Fund's judgment, will be most favorable to a majority of investors in the Fund. Taxation of these transactions will vary according to the elections made by the Fund. These tax considerations may have an impact on investment decisions made by the Fund.

The Fund, in its operations, also will utilize options on securities indices. Options on "broad based" securities indices are classified as "non-equity options" under the Code. Gains and losses resulting from the expiration, exercise, or closing of such non-equity options, as well as gains and losses resulting from futures contract transactions, will be treated as long-term capital gain or loss to the extent of 60% thereof and short-term capital gain or loss to the extent of 40% thereof (hereinafter, "blended gain or loss"). In addition, any non-equity option and futures contract held by the Fund on the last day of a fiscal year will be treated as sold for market value on that date, and gain or loss recognized as a result of such deemed sale will be blended gain or loss.

The trading strategies of the Fund involving non-equity options on stock indices may constitute "straddle" transactions. "Straddles" may affect the taxation of such instruments and may cause the postponement of recognition of losses incurred in certain closing transactions. The Fund will also have available a number of elections under the Code concerning the treatment of option transactions for tax purposes. Each such Fund will utilize the tax treatment that, in the Fund's judgment, will be most favorable to a majority of investors in the Fund. Taxation of these transactions will vary according to the elections made by the Fund. These tax considerations may have an impact on investment decisions made by the Fund.

The Fund's transactions in certain options, under some circumstances, could preclude the Fund from qualifying for the special tax treatment available to investment companies meeting the requirements of Subchapter M of the Code.

The Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund's ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by the Fund.

BACK-UP WITHHOLDING

In certain cases the Fund will be required to withhold and remit to the U.S. Treasury an amount equal to the applicable back-up withholding rate applied to reportable taxable dividends and distributions, as well as the proceeds of any redemptions of Fund shares, paid to a shareholder who: (1) has failed to provide a correct taxpayer identification number (usually the shareholder's social security number); (2) is subject to back-up withholding by the Internal Revenue Service ("IRS"); (3) has failed to provide the Fund with the certifications required by the IRS to document that the shareholder is not subject to back-up withholding; or (4) has failed to certify that he or she is a U.S. person (including a U.S. resident alien).

OTHER ISSUES

With respect to investments in STRIPs and other zero coupon securities which are sold at original issue discount and thus do not make periodic cash interest payments, the Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because the Fund distributes all of its net investment income to its shareholders, the Fund may have to sell Fund securities to distribute such imputed income which may occur at a time when the Advisor would not have chosen to sell such securities and which may result in taxable gain or loss.

The Fund may be subject to tax or taxes in certain states where the Fund does business. Furthermore, in those states which have income tax laws, the tax treatment of the Fund and of Fund shareholders with respect to distributions by the Fund may differ from federal tax treatment. In some states ownership of fund shares may also be subject to state and local taxation. Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. Government, subject in some states to minimum investment requirements that must be met by the Fund. Investment in Government National Mortgage Association or Fannie Mae securities, banker's acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders.

Shareholders are urged to consult their own tax advisers regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, or local taxes.

OTHER INFORMATION

PORTFOLIO HOLDINGS

The Board has approved portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Fund. These policies and procedures, as described below, are designed to ensure that disclosure of portfolio holdings is in the best interests of Fund shareholders, and address conflicts of interest between the interests of Fund shareholders and those of the Fund's Advisor, principal underwriter, or any affiliated person of the Fund, the Advisor, or the principal underwriter.

Information concerning the Fund's portfolio holdings may be disclosed in the ordinary course of business and as frequently as daily, but no earlier than one business day following the date of the information, to (i) certain personnel of those Service Providers that are involved in portfolio management and providing administrative, operational, risk management, or other support to portfolio management, including affiliated broker-dealers, and (ii) other personnel of the Advisor and other Service Providers, such as the Fund's administrator, custodian and fund accountant, who deal directly with, or assist in, functions related to investment management, administration, custody and fund accounting, as may be necessary to conduct business in the ordinary course in a manner consistent with agreements with the Fund and/or the terms of the Fund's current registration statement. As of December 31, 2006, the Fund discloses portfolio holdings information to the following entities as part of ongoing arrangements that serve legitimate business purposes:

--------------------------------------------------------------------------------
              INDIVIDUAL/ENTITY                 FREQUENCY           TIME LAG
--------------------------------------------------------------------------------
Morningstar                                      Monthly       1-5 business days
--------------------------------------------------------------------------------
Lipper                                           Monthly       1-5 business days
--------------------------------------------------------------------------------
Thompson Financial                              Quarterly      1-5 business days
--------------------------------------------------------------------------------
Bloomberg                                       Quarterly      1-5 business days
--------------------------------------------------------------------------------
Vickers Stock Research                          Quarterly      1-5 business days
--------------------------------------------------------------------------------
Standard & Poor's                               Quarterly      1-5 business days
--------------------------------------------------------------------------------
Institutional Shareholder Services (formerly,
Investor Responsibility Research Center)         Weekly        1-5 business days
--------------------------------------------------------------------------------

The Fund's Chief Compliance  Officer,  or a Compliance Manager designated by the
Chief Compliance Officer, may also grant exceptions to permit additional disclosure of Fund portfolio holdings information at differing times and with different lag times (the period from the date of the information to the date the information is made available), if any, in instances where the Fund has legitimate business purposes for doing so, it is in the best interests of shareholders, and the recipients are subject to a duty of confidentiality, including a duty not to trade on the nonpublic information and are required to execute an agreement to that effect. The Board will be informed of any such disclosures at its next regularly scheduled meeting or as soon as is reasonably practicable thereafter. In no event shall the Fund, the Advisor, or any other party receive any direct or indirect compensation in connection with the disclosure of information about the Fund's portfolio holdings.

The Board exercises continuing oversight of the disclosure of the Fund's portfolio holdings by (1) overseeing the implementation and enforcement of the Portfolio Holdings Disclosure Policies and Procedures, the Code of Ethics, and the Protection of Non-Public Information Policies and Procedures (collectively, the portfolio holdings governing policies) by the Fund's Chief Compliance Officer and the Fund, (2) considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act and Rule 206(4)-7 under the Investment Advisers Act of 1940) that may arise in connection with any portfolio holdings governing policies, and (3) considering whether to approve or ratify any amendment to any portfolio holdings governing policies. The Board and the Fund reserve the right to amend the Policies and Procedures at any time and from time to time without prior notice in their sole discretion. For purposes of the Policies and Procedures, the term "portfolio holdings" means the equity and debt securities (E.G., stocks and bonds) held by the Fund and does not mean the cash investments, derivatives, and other investment positions (collectively, other investment positions) held by the Fund.

In addition to the permitted disclosures described above, the Fund must disclose its complete holdings quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC's web site at www.sec.gov.

VOTING RIGHTS

You receive one vote for every full Fund share owned. The Fund or class of the Fund will vote separately on matters relating solely to the Fund or class. All shares of the Fund are freely transferable.

As a Delaware statutory trust, the Trust is not required to hold annual Shareholder meetings unless otherwise required by the 1940 Act. However, a meeting may be called by Shareholders owning at least 10% of the outstanding shares of the Trust. If a meeting is requested by Shareholders, the Trust will provide appropriate assistance and information to the Shareholders who requested the meeting. Shareholder inquiries can be made by calling 800.820.0888 or 301.296.5100, or by writing to the Trust at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850.

REPORTING

You will receive the Trust's unaudited financial information and audited financial statements. In addition, the Trust will send you proxy statements and other reports. If you are a customer of a financial institution that has purchased shares of the Fund for your account, you may, depending upon the nature of your account, receive all or a portion of this information directly from your financial institution.

SHAREHOLDER INQUIRIES

You  may  visit  the  Trust's  web  site  at  www.rydexinvestments.com  or  call
800.820.0888 or 301.296.5100 to obtain information on account statements, procedures, and other related information.

COUNSEL

Morgan, Lewis & Bockius LLP, 1111 Pennsylvania Avenue NW, Washington, DC 20004, serves as counsel to the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

___________________________,  ___________________________,  is  the  independent registered public accounting firm to the Trust and the Fund.

CUSTODIAN

U.S. Bank, N.A. (the "Custodian"), 425 Walnut Street, Cincinnati, Ohio 45202, serves as custodian for the Trust and the Funds under a custody agreement between the Trust and the Custodian. Under the custody agreement, the Custodian holds the portfolio securities of each Fund and maintains all necessary related accounts and records.

FINANCIAL STATEMENTS

The Trust's financial statements for the fiscal year ended March 31, 2007, including notes thereto and the report of ______________, are incorporated by reference into this SAI. A copy of the Trust's 2007 Annual Report to Shareholders must accompany the delivery of this SAI.

                                   APPENDIX A

                                RYDEX INVESTMENTS
                      PROXY VOTING POLICIES AND PROCEDURES

I.    INTRODUCTION

PADCO Advisors, Inc. and PADCO Advisors II, Inc., together doing business as Rydex Investments, generally are responsible for voting proxies with respect to securities held in client accounts, including clients registered as investment companies under the Investment Company Act of 1940 ("Funds") and clients that are pension plans ("Plans") subject to the Employee Retirement Income Security Act of 1974 ("ERISA"). This document sets forth Rydex Investments' policies and guidelines with respect to proxy voting and its procedures to comply with SEC Rule 206(4)-6 under the Investment Advisers Act of 1940. Specifically, Rule 206(4)-6 requires that we:

      o Adopt and implement written policies and procedures reasonably designed to ensure that we vote client securities in the best interest of clients;

      o Disclose to clients how they may obtain information from us about how we voted proxies for their securities; and

      o Describe our proxy voting policies and procedures to clients and furnish them a copy of our policies and procedures on request.

II.   PROXY VOTING POLICIES AND PROCEDURES

A.    Proxy Voting Policies

Proxies may have economic value and, where Rydex Investments is given responsibility for voting proxies, we must take reasonable steps under the circumstances to ensure that proxies are received and voted in the best long-term economic interests of our clients, which generally means voting proxies with a view to enhancing the value of the shares of stock held in client accounts, considering all relevant factors and without undue influence from individuals or groups who may have an economic interest in the outcome of the proxy vote. Our authority is initially established by our advisory contracts or comparable documents. Clients, however, may change their proxy voting direction at any time.

The  financial  interest  of  our  clients  is  the  primary   consideration  in
determining how proxies should be voted. Any material conflicts of interest between Rydex Investments and our clients with respect to proxy voting are resolved in the best interests of clients, in accordance with the procedures described in Section III below.

B.    Proxy Voting Procedures

Rydex Investments utilizes the services of an outside proxy voting firm, Institutional Shareholder Services ("ISS"), to act as agent for the proxy process, to maintain records on proxy votes for our clients, and to provide independent research on corporate governance, proxy and corporate responsibility issues. In the absence of contrary instructions received from Rydex Investments, ISS will vote proxies in accordance with the proxy voting guidelines (the "Guidelines") attached as SCHEDULE A hereto, as such Guidelines may be revised from time to time by Rydex Investments' portfolio management group (the "Committee"). Under its arrangement with ISS, Rydex Investments has agreed to:

      o Provide ISS with a copy of the Guidelines and to inform ISS promptly of any changes to the Guidelines;

      o Deliver to ISS, on a timely basis, all documents, information and materials necessary to enable ISS to provide the services contemplated to be performed by it on a timely and efficient basis (such as conveying to ISS a power of attorney with respect to the services to be provided hereunder and providing ISS on a timely basis with Rydex Investments' authorized stamp, proxy cards, special voting instructions, authorization letters to custodian banks and any other materials necessary for the performance by ISS of its duties);

      o Provide ISS with a data file containing portfolio information (such as account numbers, share amounts, and security identifiers such as cusip and/or sedol numbers) on a regular basis; and

      o Coordinate with ISS with respect to the classification of proxy items and for the treatment of items not clearly defined under the Guidelines.

III.  RESOLVING POTENTIAL CONFLICTS OF INTEREST

The Committee is responsible for identifying potential conflicts of interest in regard to the proxy voting process. Examples of potential conflicts of interest include:

      o Managing a pension plan for a company whose management is soliciting proxies;

      o Having a material business relationship with a proponent of a proxy proposal in which this business relationship may influence how the proxy vote is cast; and

      o     Rydex Investments,  its employees or affiliates having a business or
            personal   relationship   with  participants  in  a  proxy  contest,
            corporate directors or candidates for directorships.

To ensure that all proxies are voted in the best interests of clients and are not the product of any potential conflict of interest, if a potential conflict of interest exists Rydex Investments will instruct ISS to vote in accordance with the established Guidelines. In the absence of established Guidelines (I.E., in instances where the Guidelines provide for a "case-by-case" review), Rydex Investments may vote a proxy regarding that proposal in any of the following manners:

      o REFER PROPOSAL TO THE CLIENT - Rydex Investments may refer the proposal to the client and obtain instructions from the client on how to vote the proxy relating to that proposal.

      o OBTAIN CLIENT RATIFICATION - If Rydex Investments is in a position to disclose the conflict to the client (I.E., such information is not confidential), Rydex Investments may determine how it proposes to vote the proposal on which it has a conflict, fully disclose the nature of the conflict to the client, and obtain the client's consent to how Rydex Investments will vote on the proposal (or otherwise obtain instructions from the client on how the proxy on the proposal should be voted).

      o USE AN INDEPENDENT THIRD PARTY FOR ALL PROPOSALS - Subject to any client imposed proxy voting policies, Rydex Investments may vote all proposals in a proxy according to the policies of an independent third party, such as ISS or a similar entity (or to have the third party vote such proxies).

      o USE AN INDEPENDENT THIRD PARTY TO VOTE THE SPECIFIC PROPOSALS THAT INVOLVE A CONFLICT - Subject to any client imposed proxy voting policies, Rydex Investments may use an independent third party (such as ISS) to recommend how the proxy for specific proposals that involve a conflict should be voted (or to have the third party vote such proxies).

IV.   SECURITIES SUBJECT TO LENDING ARRANGEMENTS

For various legal or administrative reasons, Rydex Investments is often unable to vote securities that are, at the time of such vote, on loan pursuant to a client's securities lending arrangement with the client's custodian. Rydex Investments will refrain from voting such securities where the costs to the client and/or administrative inconvenience of retrieving securities then on loan outweighs the benefit of voting, assuming retrieval under such circumstances is even feasible and/or possible. In certain extraordinary situations, Rydex Investments may seek to have securities then on loan pursuant to such securities lending arrangements retrieved by the client's custodian for voting purposes. This decision will generally be made on a case-by-case basis depending on whether, in Rydex Investments' judgment, the matter to be voted on has critical significance to the potential value of the securities in question, the relative cost and/or administrative inconvenience of retrieving the securities, the significance of the holding and whether the stock is considered a long-term holding. There can be no guarantee that any such securities can be retrieved for such purpose.

V.    SPECIAL ISSUES WITH VOTING FOREIGN PROXIES

Voting proxies with respect to shares of foreign stocks may involve significantly greater effort and corresponding cost due to the variety of regulatory schemes and corporate practices in foreign countries with respect to proxy voting. Because the cost of voting on a particular proxy proposal could exceed the expected benefit to a client (including an ERISA Plan), Rydex Investments may weigh the costs and benefits of voting on proxy proposals relating to foreign securities and make an informed decision on whether voting a given proxy proposal is prudent.

VI.   ASSISTANCE WITH FORM N-PX AND PROXY VOTING RECORD

Rydex Investments shall assist its Fund clients in disclosing the following information on Form N-PX for each proxy matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which Rydex Investments, or ISS as its agent, voted on the client's behalf by providing the following information to the Fund on a regular quarterly basis within 30 days after the end of the quarter:

      (i)     The name of the issuer of the portfolio security;

      (ii) The exchange ticker symbol of the portfolio security (if available through reasonably practicable means);

      (iii)   The  Council  on  Uniform   Security   Identification   Procedures
              ("CUSIP") number for the portfolio security (if available through reasonably practicable means);

      (iv)    The shareholder meeting date;

      (v)     A brief identification of the matter voted on;

      (vi) Whether the matter was proposed by the issuer or by a security holder;

      (vii) Whether Rydex Investments (or ISS as its agent) cast the client's vote on the matter;

      (viii) How Rydex Investments (or ISS as its agent) cast the client's vote (I.E., for or against proposal, or abstain; for or withhold regarding election of directors); and

      (ix) Whether Rydex Investments (or ISS as its agent) cast the client's vote for or against management.

VII.  DISCLOSURE OF HOW TO OBTAIN VOTING INFORMATION

Rule 206(4)-6 requires Rydex Investments to disclose in response to any client request how the client can obtain information from Rydex Investments on how its securities were voted. Rydex Investments will disclose in Part II of its Form ADV that clients can obtain information on how their securities were voted by making a written request to Rydex Investments. Upon receiving a written request from a client, Rydex Investments will provide the information requested by the client within a reasonable amount of time.

Rule 206(4)-6 also requires Rydex Investments to describe its proxy voting policies and procedures to clients, and upon request, to provide clients with a copy of those policies and procedures. Rydex Investments will provide such a description in Part II of its Form ADV. Upon receiving a written request from a client, Rydex Investments will provide a copy of this policy within a reasonable amount of time.

If approved by the client, this policy and any requested records may be provided electronically.

VIII. RECORDKEEPING

Rydex Investments shall keep the following records for a period of at least five years, the first two in an easily accessible place:

      (i)     A copy of this Policy;

      (ii)    Proxy Statements received regarding client securities;

      (iii)   Records of votes cast on behalf of clients;

      (iv) Any documents prepared by Rydex Investments that were material to making a decision how to vote, or that memorialized the basis for the decision; and

      (v)     Records of client requests for proxy voting information.

With respect to Rydex Investments' Fund clients, each Fund shall maintain a copy of each of the records that is related to proxy votes on behalf of the Fund by Rydex Investments. Additionally, Rydex Investments may keep Fund client records as part of Rydex Investments' records.

Rydex Investments may rely on proxy statements filed on the SEC's EDGAR system instead of keeping its own copies, and may rely on proxy statements and records of proxy votes cast by Rydex Investments that are maintained with a third party, such as ISS, provided that Rydex Investments has obtained an undertaking from the third party to provide a copy of the documents promptly upon request.

                                   SCHEDULE A
                                       TO
                                RYDEX INVESTMENTS
                      PROXY VOTING POLICIES AND PROCEDURES

                             PROXY VOTING GUIDELINES

      Rydex Investments believes that management is generally in the best position to make decisions that are essential to the ongoing operation of the company and which are not expected to have a major impact on the corporation and its shareholders. Accordingly, Rydex Investments will generally vote with management on "routine items" of a corporate administrative nature. Rydex Investments will generally review all "non-routine items" (I.E., those items having the potential for major economic impact on the corporation and the long-term value of its shares) on a case-by-case basis.

BOARD OF DIRECTORS

A. Director Nominees in Uncontested Elections                     Vote With Mgt.
B. Chairman and CEO is the Same Person                            Vote With Mgt.
C. Majority of Independent Directors                              Vote With Mgt.
D. Stock Ownership Requirements                                   Vote With Mgt.
E. Limit Tenure of Outside Directors                              Vote With Mgt.
F. Director and Officer Indemnification and Liability Protection  Vote With Mgt.
G. Eliminate or Restrict Charitable Contributions                 Vote With Mgt.

PROXY CONTESTS

A. Voting for Director Nominees in Contested Election             Vote With Mgt.
B. Reimburse Proxy Solicitation                                   Vote With Mgt.

AUDITORS

A. Ratifying Auditors                                             Vote With Mgt.

PROXY CONTEST DEFENSES

A. Board Structure - Classified Board                             Vote With Mgt.
B. Cumulative Voting                                              Vote With Mgt.
C. Shareholder Ability to Call Special Meetings                   Vote With Mgt.

TENDER OFFER DEFENSES

A. Submit Poison Pill for shareholder ratification                Case-by-Case
B. Fair Price Provisions                                          Vote With Mgt.
C. Supermajority Shareholder Vote Requirement To Amend the
     Charter or Bylaws                                            Vote With Mgt.
D. Supermajority Shareholder Vote Requirement                     Vote With Mgt.

MISCELLANEOUS GOVERNANCE PROVISIONS

A. Confidential Voting                                            Vote With Mgt.
B. Equal Access                                                   Vote With Mgt.
C. Bundled Proposals                                              Vote With Mgt.

CAPITAL STRUCTURE

A. Common Stock Authorization                                     Vote With Mgt.
B. Stock Splits                                                   Vote With Mgt.
C. Reverse Stock Splits                                           Vote With Mgt.
D. Preemptive Rights                                              Vote With Mgt.
E. Share Repurchase Programs                                      Vote With Mgt.

EXECUTIVE AND DIRECTOR COMPENSATION

A. Shareholder Proposals to Limit Executive and Directors Pay     Case-by-Case
B. Shareholder Ratification of Golden and Tin Parachutes          Vote With Mgt.
C. Employee Stock Ownership Plans                                 Vote With Mgt.
D. 401(k) Employee Benefit Plans                                  Vote With Mgt.

STATE OF INCORPORATION

A. Voting on State Takeover Plans                                 Vote With Mgt.
B. Voting on Reincorporation Proposals                            Vote With Mgt.

MERGERS AND CORPORATE RESTRUCTURINGS

A. Mergers and Acquisitions                                       Case-by-Case
B. Corporate Restructuring                                        Vote With Mgt.
C. Spin-Offs                                                      Vote With Mgt.
D. Liquidations                                                   Vote With Mgt.

SOCIAL AND ENVIRONMENTAL ISSUES

A. Issues with Social/Moral Implications                          Vote With Mgt.

                                     PART C

                                OTHER INFORMATION

ITEM 23.   EXHIBITS:

(a)(1) Certificate of Trust dated February 10, 1993 of Rydex Series Trust (the "Registrant" or the "Trust") is incorporated herein by reference to Exhibit (1)(a) of Post-Effective Amendment No. 27 to the
           Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the U.S. Securities and Exchange Commission (the "SEC") on October 30, 1996.

(a)(2) Registrant's Declaration of Trust dated March 13, 1993 is incorporated herein by reference to Exhibit (1)(b) of Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on October 30, 1996.

(a)(3) Amendment dated November 2, 1993 to the Registrant's Declaration of Trust dated March 13, 1993 is incorporated herein by reference to Exhibit (a)(3) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on August 1, 2000.

(a)(4) Amendment dated February 25, 2000 to the Registrant's Declaration of Trust dated March 13, 1993 is incorporated herein by reference to Exhibit (a)(4) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on August 1, 2000.

(a)(5) Amendment dated November 21, 2005 to the Registrant's Declaration of Trust dated March 13, 1993 is incorporated herein by reference to Exhibit (a)(5) of Post-Effective Amendment No. 61 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on March 3, 2006.

(b) Registrant's Amended and Restated Bylaws are incorporated herein by reference to Exhibit (b) of Post-Effective Amendment No. 61 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on March 3, 2006.

(c)        Not applicable.

(d)(1) Advisory Agreement dated April 30, 2004 between the Registrant and PADCO Advisors, Inc. is incorporated herein by reference to Exhibit
           (d)(13) of Post-Effective Amendment No. 54 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on July 29, 2004.

(d)(2) Amendment dated May 24, 2006 to the Advisory Agreement dated April 30, 2004 between the Registrant and PADCO Advisors, Inc. is incorporated herein by reference to Exhibit (d)(4) of Post-Effective Amendment No. 67 to the Registrant's Registration Statement on From N-1A (File No. 033-59692), as filed with the SEC on December 15, 2006.

(d)(3) Amendment to the Advisory Agreement dated April 30, 2004, with respect to the High Yield Strategy and Inverse High Yield Strategy Funds, to be filed by amendment.

(d)(4) Amendment to the Advisory Agreement dated April 30, 2004, with respect to the International Rotation Fund, to be filed by amendment.

(d)(5)     Amendment  to the  Advisory  Agreement  dated  April 30,  2004,  with
           respect  to  the   International

           1.25x Strategy Fund, Inverse International Strategy Fund, Emerging Markets 1.25x Strategy Fund, Inverse Emerging Markets Strategy Fund, Pacific 1.25x Strategy Fund, Inverse Pacific Strategy Fund, Latin America 1.25x Strategy Fund, Inverse Latin America Strategy Fund and Inverse Europe Strategy Fund, to be filed by amendment.

(d)(6) Advisory Agreement dated May 23, 2005 between the Registrant and PADCO Advisors, Inc., with respect to the Absolute Return Strategies, Hedged Equity and Market Neutral Funds only, is incorporated herein by reference to Exhibit (d)(3) of Post-Effective Amendment No. 61 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on March 3, 2006.

(d)(7)     Investment  Sub-Advisory  Agreement between PADCO Advisors,  Inc. and
           Valu-Trac  Investment   Management  Limited,   with  respect  to  the
           International Rotation Fund, to be filed by amendment.

(e)(1) Form of Distribution Agreement dated February 25, 2000 between the Registrant and PADCO Financial Services, Inc., relating to the
           Large-Cap  Europe  and  Large-Cap  Japan  Funds  only (now the Europe
           Advantage Fund and Japan Advantage Fund, respectively), is incorporated herein by reference to Exhibit (e)(1) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on August 2, 2000.

(e)(2) Distribution Agreement dated December 16, 2003 between the Registrant and Rydex Distributors, Inc. is incorporated herein by reference to Exhibit (e)(2) of Post-Effective Amendment No. 57 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on May 24, 2005.

(f)        Not applicable.

(g) Custody Agreement dated November 30, 1993 between the Registrant and Star Bank, N.A. (now, U.S. Bank, N.A.) is incorporated herein by reference to Exhibit 8 of Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on October 30, 1996.

(h)(1) Amended and Restated Service Agreement dated November 15, 2004 between the Registrant and Rydex Fund Services, Inc. is incorporated herein by reference to Post-Effective Amendment No. 57 to the
           Registrant's Registration Statement on Form N-1A (File No. 033-59692), filed with the SEC on May 24, 2005.

(h)(2) Amendment dated May 24, 2006 to the Amended and Restated Service Agreement dated November 15, 2004 between the Registrant and Rydex Fund Services, Inc. is incorporated herein by reference to Exhibit
           (h)(2) of Post-Effective Amendment No. 67 to the Registrant's Registration Statement on From N-1A (File No. 033-59692), as filed with the SEC on December 15, 2006.

(h)(3) Amendment to the Amended and Restated Service Agreement dated November 15, 2004, with respect to the High Yield Strategy and Inverse High Yield Strategy Funds, to be filed by amendment.

(h)(4) Amendment to the Amended and Restated Service Agreement dated November 15, 2004, with respect to the International Rotation Fund, to be filed by amendment.

(h)(5) Amendment to the Amended and Restated Service Agreement dated November 15, 2004, with respect to the International 1.25x Strategy Fund, Inverse International Strategy Fund, Emerging Markets 1.25x Strategy Fund, Inverse Emerging Markets Strategy Fund, Pacific 1.25x Strategy Fund, Inverse Pacific Strategy Fund, Latin America 1.25x Strategy Fund, Inverse Latin America

           Strategy Fund and Inverse Europe Strategy Fund, to be filed by amendment.

(h)(6) Accounting Services Agreement dated September 25, 1996 between the Registrant and PADCO Service Company, Inc. d/b/a Rydex Fund Services, Inc. is incorporated herein by reference to Exhibit (9)(d) of Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on October 30, 1996.

(h)(7) Amendment dated May 24, 2006 to the Accounting Services Agreement dated September 25, 1996 between the Registrant and Rydex Fund Services, Inc. is incorporated herein by reference to Exhibit (h)(5) of Post-Effective Amendment No. 67 to the Registrant's Registration Statement on From N-1A (File No. 033-59692), as filed with the SEC on December 15, 2006.

(h)(8) Amendment to the Accounting Services Agreement dated September 25, 1996, with respect to the High Yield Strategy and Inverse High Yield Strategy Funds, to be filed by amendment.

(h)(9) Amendment to the Accounting Services Agreement dated September 25, 1996, with respect to the International Rotation Fund, to be filed by amendment.

(h)(10) Amendment to the Accounting Services Agreement dated September 25, 1996, with respect to the International 1.25x Strategy Fund, Inverse International Strategy Fund, Emerging Markets 1.25x Strategy Fund, Inverse Emerging Markets Strategy Fund, Pacific 1.25x Strategy Fund, Inverse Pacific Strategy Fund, Latin America 1.25x Strategy Fund, Inverse Latin America Strategy Fund and Inverse Europe Strategy Fund, to be filed by amendment.

(h)(11) Expense Limitation Agreement dated August 1, 2006 between the Registrant and Padco Advisors, Inc., with respect to the Commodities Fund, is incorporated herein by reference to Exhibit (h)(5) of Post-Effective Amendment No. 64 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on July 31, 2006.

(i) Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, to be filed by amendment.

(j)        Consent    of    independent     registered    public    accountants,
           PricewaterhouseCoopers LLP, to be filed by amendment.

(k)        Not applicable.

(l)        Not applicable.

(m)(1) Amended and Restated Distribution and Shareholder Services Plan for Advisor Class Shares and C-Class Shares dated August 28, 2000 is incorporated herein by reference to Exhibit (m)(11) of Post-Effective Amendment No. 43 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on July 30, 2001.

(m)(2) Amendment dated May 21, 2001 to the Amended and Restated Distribution and Shareholder Services Plan dated August 28, 2000 for Advisor Class Shares and C-Class Shares is incorporated herein by reference to Exhibit (m)(12) of Post-Effective Amendment No. 43 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on July 30, 2001.

(m)(3) Amendment dated May 24, 2006 to the Amended and Restated Distribution and Shareholder Services Plan for Advisor Class Shares and C-Class Shares dated August 28, 2000 is incorporated herein by reference to Exhibit (m)(3) of Post-Effective Amendment No. 63 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on June 1, 2006.

(m)(4) Amendment to the Amended and Restated Distribution and Shareholder Services Plan for Advisor Class Shares and C-Class Shares dated August 28, 2000, with respect to C-Class Shares of the High Yield Strategy and Inverse High Yield Strategy Funds, to be filed by amendment.

(m)(5) Amendment to the Amended and Restated Distribution and Shareholder Services Plan for Advisor Class Shares and C-Class Shares dated August 28, 2000, with respect to C-Class Shares of the International Rotation Fund, to be filed by amendment.

(m)(6) Amendment to the Amended and Restated Distribution and Shareholder Service Plan for Advisor Class Shares and C-Class Shares dated August 28, 2000, with respect to the International 1.25x Strategy Fund, Inverse International Strategy Fund, Emerging Markets 1.25x Strategy Fund, Inverse Emerging Markets Strategy Fund, Pacific 1.25x Strategy Fund, Inverse Pacific Strategy Fund, Latin America 1.25x Strategy Fund, Inverse Latin America Strategy Fund and Inverse Europe Strategy Fund, to be filed by amendment.

(m)(7) Distribution Plan for H-Class Shares dated February 25, 2000 is incorporated herein by reference to Exhibit (m)(11) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on August 2, 2000.

(m)(8) Amendment dated May 24, 2006 to the Distribution Plan for H-Class Shares dated February 25, 2000, is incorporated herein by reference to Exhibit (m)(5) of Post-Effective Amendment No. 63 to the
           Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on June 1, 2006.

(m)(9) Amendment to the Distribution Plan for H-Class Shares dated February 25, 2000, with respect to the High Yield Strategy and Inverse High Yield Strategy Funds, to be filed by amendment.

(m)(10) Amendment to the Distribution Plan for H-Class Shares dated February 25, 2000, with respect to the International Rotation Fund, to be filed by amendment.

(m)(11) Amendment to the Distribution Plan for H-Class Shares dated February 25, 2000, with respect to the International 1.25x Strategy Fund, Inverse International Strategy Fund, Emerging Markets 1.25x Strategy Fund, Inverse Emerging Markets Strategy Fund, Pacific 1.25x Strategy Fund, Inverse Pacific Strategy Fund, Latin America 1.25x Strategy Fund, Inverse Latin America Strategy Fund and Inverse Europe Strategy Fund, to be filed by amendment.

(m)(12) Distribution Plan for A-Class Shares dated November 5, 2001 is incorporated herein by reference to Exhibit (m)(8) of Post-Effective Amendment No. 57 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on May 24, 2005.

(m)(13) Amendment dated May 24, 2006 to the Distribution Plan for A-Class Shares dated November 5, 2001, is incorporated herein by reference to Exhibit (m)(7) of Post-Effective Amendment No. 63 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on June 1, 2006.

(m)(14) Amendment to the Distribution Plan for A-Class Shares dated November 5, 2001, with respect to the High Yield Strategy and Inverse High Yield Strategy Funds, to be filed by amendment.

(m)(15) Amendment to the Distribution Plan for A-Class Shares dated November 5, 2001, with respect to the International Rotation Fund, to be filed amendment.

(m)(16) Amendment to the Distribution Plan for A-Class Shares dated November 5, 2001, with respect to the International 1.25x Strategy Fund, Inverse International Strategy Fund, Emerging Markets

           1.25x Strategy Fund, Inverse Emerging Markets Strategy Fund, Pacific 1.25x Strategy Fund, Inverse Pacific Strategy Fund, Latin America 1.25x Strategy Fund, Inverse Latin America Strategy Fund and Inverse Europe Strategy Fund, to be filed by amendment.

(n)(1) Amended and Restated Rule 18f-3 Plan dated August 30, 2004 is incorporated herein by reference to Exhibit (n)(1) of Post-Effective Amendment No. 57 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on May 24, 2005.

(n)(2) Amendment dated May 24, 2006 to the Amended and Restated Rule 18f-3 Plan dated August 30, 2004 is incorporated herein by reference to Exhibit (n)(2) of Post-Effective Amendment No. 63 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on June 1, 2006.

(n)(3) Amendment to the Amended and Restated Rule 18f-3 Plan dated August 30, 2004, with respect to the High Yield Strategy and Inverse High Yield Strategy Funds, to be filed by amendment.

(n)(4) Amendment to the Amended and Restated Rule 18f-3 Plan dated August 30, 2004, with respect to the International Rotation Fund, to be filed amendment.

(n)(5) Amendment to the Amended and Restated Rule 18f-3 Plan dated August 30, 2004, with respect to the International 1.25x Strategy Fund, Inverse International Strategy Fund, Emerging Markets 1.25x Strategy Fund, Inverse Emerging Markets Strategy Fund, Pacific 1.25x Strategy Fund, Inverse Pacific Strategy Fund, Latin America 1.25x Strategy Fund, Inverse Latin America Strategy Fund and Inverse Europe Strategy Fund, to be filed by amendment.

(o)        Not applicable.

(p)(1) Combined Code of Ethics for the Registrant, Rydex Dynamic Funds, Rydex Variable Trust, Rydex ETF Trust, PADCO Advisors, Inc. d/b/a Rydex Investments, PADCO Advisors II, Inc. d/b/a Rydex Investments, Rydex Capital Partners I, LLC, Rydex Capital Partners II, LLC, Rydex Distributors, Inc. is incorporated herein by reference to Exhibit (p) of Post-Effective Amendment No. 13 to the Registration Statement of Rydex Dynamic Funds (File No. 333-84797), as filed with the SEC on February 14, 2007.

(p)(2) Code of Ethics for Valu-Trac Investment Management Limited to be filed by amendment.

(q)        Powers of Attorney  for Werner E. Keller,  Thomas F. Lydon,  Corey A.
           Colehour, J. Kenneth Dalton, John O. Demaret, Patrick T. McCarville, and Roger Somers are incorporated herein by reference to Exhibit (q) of Post-Effective Amendment No. 13 to the Registration Statement of Rydex Dynamic Funds (File No. 333-84797), as filed with the SEC on February 14, 2007.

ITEM 24.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT:

Not Applicable.

ITEM 25.   INDEMNIFICATION:

The Registrant is organized as a Delaware statutory trust and is operated pursuant to a Declaration of Trust, dated as of March 13, 1993, as amended (the "Declaration of Trust"), that permits the Registrant to indemnify its trustees and officers under certain circumstances. Such indemnification, however, is subject to the limitations imposed by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended. The Registrant's Declaration of Trust provides that officers and trustees of the Trust shall be indemnified by the Trust against liabilities and expenses of defense in proceedings against them by reason of the fact that they each serve as an officer or trustee of the Trust or as an officer or trustee of another entity at the request of the entity. This indemnification is subject to the following conditions:

(a) no trustee or officer of the Trust is indemnified against any liability to the Trust or its security holders which was the result of any willful misfeasance, bad faith, gross negligence, or reckless disregard of his duties;

(b) officers and trustees of the Trust are indemnified only for actions taken in good faith which the officers and trustees believed were in or not opposed to the best interests of the Trust; and

(c) expenses of any suit or proceeding will be paid in advance only if the persons who will benefit by such advance undertake to repay the expenses unless it subsequently is determined that such persons are entitled to indemnification.

The Registrant's Declaration of Trust provides that if indemnification is not ordered by a court, indemnification may be authorized upon determination by shareholders, or by a majority vote of a quorum of the trustees who were not parties to the proceedings or, if this quorum is not obtainable, if directed by a quorum of disinterested trustees, or by independent legal counsel in a written opinion, that the persons to be indemnified have met the applicable standard.

ITEM 26.   BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER:

Any other business, profession, vocation or employment of a substantial nature in which each director or principal officer of the Advisor is or has been, at any time during the last two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee are as follows:

PADCO Advisors Inc., d/b/a Rydex Investments, (the "Advisor") is the investment adviser for the Trust. The principal address of the Advisor is 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. The Advisor is an investment adviser registered under the Investment Advisers Act of 1940.

------------------------------------------------------------------------------------------------------------------------------------
        NAME            POSITION WITH ADVISOR                                   OTHER BUSINESS
------------------------------------------------------------------------------------------------------------------------------------
Carl G. Verboncoeur    Chief Executive Officer   Director of ICI Mutual Insurance Company
                       (CEO) and Treasurer
                                                 -----------------------------------------------------------------------------------
                                                 President, CEO and Treasurer of Rydex Fund Services, Inc.

                                                 -----------------------------------------------------------------------------------
                                                 CEO and Treasurer of PADCO Advisors II, Inc.

                                                 -----------------------------------------------------------------------------------
                                                 Executive Vice President and Treasurer of Rydex Capital Partners I, LLC
                                                 -----------------------------------------------------------------------------------
                                                 Executive Vice President and Treasurer of Rydex Capital Partners II, LLC
                                                 -----------------------------------------------------------------------------------
                                                 President and Trustee of Rydex Series Funds
                                                 -----------------------------------------------------------------------------------
                                                 President and Trustee of Rydex Dynamic Funds
                                                 -----------------------------------------------------------------------------------
                                                 President and Trustee of Rydex Variable Trust
                                                 -----------------------------------------------------------------------------------
                                                 President and Trustee of Rydex ETF Trust
                                                 -----------------------------------------------------------------------------------
                                                 Vice President and Trustee of Rydex Capital Partners SPhinX Fund
                                                 -----------------------------------------------------------------------------------
                                                 President, CEO and Treasurer of Rydex Distributors, Inc.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
        NAME            POSITION WITH ADVISOR                                   OTHER BUSINESS
------------------------------------------------------------------------------------------------------------------------------------
Michael P. Byrum       President and Secretary   Executive Vice President and Secretary of Rydex Fund Services, Inc.
                                                 -----------------------------------------------------------------------------------
                                                 President and Secretary of PADCO Advisors II, Inc.
                                                 -----------------------------------------------------------------------------------
                                                 President and Secretary of Rydex Capital Partners I, LLC
                                                 -----------------------------------------------------------------------------------
                                                 President and Secretary of Rydex Capital Partners II, LLC
                                                 -----------------------------------------------------------------------------------
                                                 Trustee and Vice President of Rydex Series Funds
                                                 -----------------------------------------------------------------------------------
                                                 Trustee and Vice President of Rydex Dynamic Funds
                                                 -----------------------------------------------------------------------------------
                                                 Trustee and Vice President of Rydex Variable Trust
                                                 -----------------------------------------------------------------------------------
                                                 Trustee and Vice President of Rydex ETF Trust
                                                 -----------------------------------------------------------------------------------
                                                 Trustee and President of Rydex Capital Partners SPhinX Fund
------------------------------------------------------------------------------------------------------------------------------------
Joanna M. Haigney      Vice President of         Vice President of Compliance of PADCO Advisors II, Inc.
                       Compliance
                                                 -----------------------------------------------------------------------------------
                                                 Chief Compliance Officer and Secretary of Rydex Series Funds

                                                 -----------------------------------------------------------------------------------
                                                 Chief Compliance Officer and Secretary of Rydex Dynamic Funds

                                                 -----------------------------------------------------------------------------------
                                                 Chief Compliance Officer and Secretary of Rydex ETF Trust
                                                 -----------------------------------------------------------------------------------
                                                 Chief Compliance Officer and Secretary of Rydex Variable Trust
                                                 -----------------------------------------------------------------------------------
                                                 Chief Compliance Officer and Secretary of Rydex Capital Partners SPhinX Fund
                                                 -----------------------------------------------------------------------------------
                                                 Vice President of Rydex Fund Services, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Jean M. Dahl           Director                  Director and Employee of Dynamic Holdings, Inc.
                                                 -----------------------------------------------------------------------------------
                                                 Director of PADCO Advisors II, Inc.
                                                 -----------------------------------------------------------------------------------
                                                 Director of Rydex Distributors, Inc.
                                                 -----------------------------------------------------------------------------------
                                                 Director of Rydex Fund Services, Inc.
                                                 -----------------------------------------------------------------------------------
                                                 Director of Viragh Family Foundation, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Katherine A. Viragh    Director                  Trustee of 1997/2002 Irrevocable Trust for Family of Skip Viragh
                                                 -----------------------------------------------------------------------------------
                                                 Trustee of 2000/2002 Irrevocable Trust for Family of Skip Viragh
                                                 -----------------------------------------------------------------------------------
                                                 Trustee of 2002 Irrevocable Trust for Becky Alexander
                                                 -----------------------------------------------------------------------------------
                                                 Trustee of 2003 Dynamic Irrevocable Trust
                                                 -----------------------------------------------------------------------------------
                                                 Trustee of 2003 Irrevocable Trust for Family of Skip Viragh
                                                 -----------------------------------------------------------------------------------
                                                 Manager of Blonde Shelters, LLC
                                                 -----------------------------------------------------------------------------------
                                                 Director and Employee of Dynamic Holdings, Inc.
                                                 -----------------------------------------------------------------------------------
                                                 Director of PADCO Advisors II, Inc.
                                                 -----------------------------------------------------------------------------------
                                                 Limited Partner of PADCO Partners, LLP
                                                 -----------------------------------------------------------------------------------
                                                 Director of Rydex Distributors, Inc.
                                                 -----------------------------------------------------------------------------------
                                                 Director of Rydex Fund Services, Inc.
                                                 -----------------------------------------------------------------------------------
                                                 Trustee of Spring Hill College
                                                 -----------------------------------------------------------------------------------
                                                 Director and Treasurer of Viragh Family Foundation, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Mark Viragh            Director                  Director and Employee of Dynamic Holdings, Inc.
                                                 -----------------------------------------------------------------------------------
                                                 Director of PADCO Advisors II, Inc.
                                                 -----------------------------------------------------------------------------------
                                                 Director of Rydex Distributors, Inc.
                                                 -----------------------------------------------------------------------------------
                                                 Director of Rydex Fund Services, Inc.
                                                 -----------------------------------------------------------------------------------
                                                 President and Director of Viragh Family Foundation, Inc.
                                                 -----------------------------------------------------------------------------------
                                                 Trustee of 1997/2002 Irrevocable Trust for Family of Skip Viragh
                                                 -----------------------------------------------------------------------------------
                                                 Trustee of 2000/2002 Irrevocable Trust for Family of Skip Viragh
                                                 -----------------------------------------------------------------------------------
                                                 Trustee of 2002 Irrevocable Trust for Becky Alexander
                                                 -----------------------------------------------------------------------------------
                                                 Trustee of 2003 Dynamic Irrevocable Trust
                                                 -----------------------------------------------------------------------------------
                                                 Trustee of 2003 Irrevocable Trust for Family of Skip Viragh
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
        NAME           POSITION WITH ADVISOR                                    OTHER BUSINESS
------------------------------------------------------------------------------------------------------------------------------------
Robert J. Viragh       Director                  Employee of Dynamic Holdings Inc.
                                                 -----------------------------------------------------------------------------------
                                                 Director of PADCO Advisors II, Inc.
                                                 -----------------------------------------------------------------------------------
                                                 Director of Rydex Distributors, Inc.
                                                 -----------------------------------------------------------------------------------
                                                 Director of Rydex Fund Services, Inc.
                                                 -----------------------------------------------------------------------------------
                                                 Director of Viragh Family Foundation, Inc.
------------------------------------------------------------------------------------------------------------------------------------

Additional information as to any other business, profession, vocation or employment of a substantial nature engaged in by each such officer and director is included in the Trust's Statement of Additional Information.

ITEM 27.   PRINCIPAL UNDERWRITERS

(a) Rydex Distributors, Inc. (formerly, PADCO Financial Services, Inc.) serves as the principal underwriter for the Registrant, Rydex Series Funds, Rydex Dynamic Funds and Rydex Variable Trust.

(b) The following information is furnished with respect to the directors and officers of Rydex Distributors, Inc.

-----------------------------------------------------------------------------------------
         NAME AND                     POSITIONS AND                 POSITIONS AND OFFICES
PRINCIPAL BUSINESS ADDRESS      OFFICES WITH UNDERWRITER               WITH REGISTRANT
----------------------------------------- -----------------------------------------------
Carl G. Verboncoeur              CEO, President and Treasurer       President and Trustee
-----------------------------------------------------------------------------------------
Kevin Farragher               Senior Vice President and Secretary           None
-----------------------------------------------------------------------------------------
Peter Brophy                        Chief Financial Officer                 None
-----------------------------------------------------------------------------------------
Jason Saul Rosenberg                Chief Compliance Officer                None
-----------------------------------------------------------------------------------------
Jean M. Dahl                              Director                          None
-----------------------------------------------------------------------------------------
Katherine A. Viragh                       Director                          None
-----------------------------------------------------------------------------------------
Mark Stephen Viragh                       Director                          None
-----------------------------------------------------------------------------------------
Robert J. Viragh                          Director                          None
-----------------------------------------------------------------------------------------

ITEM 28.   LOCATION OF ACCOUNTS AND RECORDS

All accounts,  books,  and records  required to be  maintained  and preserved by
Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 and 31a-2 thereunder, will be kept by the Registrant at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850.

ITEM 29.   MANAGEMENT SERVICES

There are no management-related service contracts not discussed in Parts A and B.

ITEM 30.   UNDERTAKINGS

None.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the "Securities Act") and the Investment Company Act of 1940, as amended, the Trust has duly caused this Post-Effective Amendment No. 70 to Registration Statement 033-59692 to be signed on its behalf by the undersigned, duly authorized, in the City of Rockville, State of Maryland on the 25th day of May, 2007.

                                                         RYDEX SERIES FUNDS

                                                         /s/ Carl G. Verboncoeur
                                                         -----------------------
                                                         Carl G. Verboncoeur
                                                         President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 70 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                  Title                                   Date
---------                  -----                                   ----

/s/Carl G. Verboncoeur     President and Chief Executive Officer   May 25, 2007
------------------------
Carl G. Verboncoeur

         *                 Member of the Board of Trustees         May 25, 2007
------------------------
J.Kenneth Dalton

         *                 Member of the Board of Trustees         May 25, 2007
------------------------
John O. Demaret

         *                 Member of the Board of Trustees         May 25, 2007
------------------------
Patrick T. McCarville

         *                 Member of the Board of Trustees         May 25, 2007
------------------------
Roger Somers

         *                 Member of the Board of Trustees         May 25, 2007
------------------------
Corey A. Colehour

/s/Michael P. Byrum        Member of the Board of Trustees         May 25, 2007
------------------------
Michael P. Byrum

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

         *                 Member of the Board of Trustees         May 25, 2007
------------------------
Werner E. Keller

         *                 Member of the Board of Trustees         May 25, 2007
------------------------
Thomas F. Lydon

/s/Nick Bonos              Vice President and Treasurer            May 25, 2007
------------------------
Nick Bonos

* /s/ Carl G. Verboncoeur
  ------------------------
  Carl G. Verboncoeur

* Attorney-in-Fact pursuant to powers of attorney for Werner E. Keller, Thomas F. Lydon, Corey A. Colehour, J. Kenneth Dalton, John O. Demaret, Patrick T. McCarville, and Roger Somers, which are incorporated herein by reference to Exhibit (q) of Post-Effective Amendment No. 13 to the Registration Statement of Rydex Dynamic Funds (File No. 333-84797), as filed with the SEC via EDGAR Accession No. 0000935069-07-000278 on February 14, 2007.

                                       10